                               Consulting Group
                             Capital Markets Funds

                 Large Capitalization Value Equity Investments
                    Large Capitalization Growth Investments
                           S&P 500 Index Investments
                     Intermediate Fixed Income Investments
                          Long-Term Bond Investments
                          Municipal Bond Investments
                          Mortgage Backed Investments
                            High Yield Investments
                     Multi-Sector Fixed Income Investments
                         Government Money Investments


         Semi-Annual Report
         February 28, 2002
                                     [LOGO] TRAK(R)
                                     Personalized Investment Advisory Service

         -------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
         -------------------------------------------------------------

                                    [Graphic]

                             Consulting Group Logo

Table of Contents



SHAREHOLDER LETTER........................................   1

CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY   4

SCHEDULES OF INVESTMENTS..................................   6

RATINGS AND SECURITY DESCRIPTIONS.........................  76

STATEMENTS OF ASSETS AND LIABILITIES......................  78

STATEMENTS OF OPERATIONS..................................  80

STATEMENTS OF CHANGES IN NET ASSETS.......................  82

NOTES TO FINANCIAL STATEMENTS.............................  86

FINANCIAL HIGHLIGHTS...................................... 100

Consulting Group
Capital Markets Funds


DEAR SHAREHOLDERS:

The first six-months of Consulting Group Capital Markets Funds' fiscal year experienced some of the most difficult fundamental developments faced by global investors in several decades. The economies of the United States, Europe, and Japan were in recession simultaneously for the first time since the 1970's. The terrorist attacks and response further shook investor's confidence. Major corporate bankruptcy filings, the result of the broad economic slowdown and questionable accounting practices, eroded many investors' desire to remain committed to investing.

Despite this regular delivery of bad news, equity markets staged a powerful rally from late-September into December 2001. Many of the reasons for the equity market's recovery could be traced to an investor swing from pessimism to optimism that the U.S. economy would resume upward growth in the second-half of 2002. On the surface, autumn's equity rally may have been the end of the bear market that began in March 2000 and lasted until September 2001. However, in the context of the broad events of the same period, the market exhibited one more volatile rally in a cycle of severe corrections and follow-up rallies.

Markets are frequently described in broad generalizations, such as bull or bear markets. These terms rarely indicate the potential opportunities that may coexist along with the pitfalls of a particular market environment. The equity bear market that began in March 2000 concealed the opportunity and positive returns in smaller stocks, especially in value-oriented stocks. During this period, there was also a noticeable recovery in emerging markets. From the end of March 2000 through the end of September 2001, the Standard & Poor's 500 Index ("S&P 500") fell 29.30% and Morgan Stanley Capital International's ("MSCI") Europe, Australia and the Far East ("EAFE") Index declined 36.90%, while the small-cap value index (the Russell 2000 Value Index) rose 15.60%. Over the six-month period covered in this report, the MSCI Emerging Markets Free ("EMF") Index rose 12.50%. The rally in emerging markets continued into March 2002, producing a total return from October 2001 through March 2002 of 42.90%. From March 2000 through March 2002, the Russell 2000 Value index was up 21.60%.

The dilemma of equity investors in the last six-months, and for all of 2001, was to choose between the negative impact of the sharp decline in corporate profits, or the positive impact of the steep decline in interest rates in the United States. Since this conflict was so distinct, the market moved in volatile periods of huge rallies and large declines. Since early 2001, the S&P 500 had two different rallies of greater than 20%, though the index also declined over 20% twice. While the S&P 500 was experiencing these 20% swings in performance, the Nasdaq was generating returns twice as high and twice as bad. The reality of the steepest declines in corporate profits in the U.S. since
1990 drove the market lower. Optimism over the resumed economic growth led to the rallies, including the late-fall rally in the period covered in this letter.

Several large trends help to put the global equity environment in context. Many of the excesses of the technology-driven equity market and economy continue to erode. While bubble bursting implies an immediate return to normalcy, economic and market bubbles burst by not losing all of their air at once. The market just crossed the two-year anniversary of the Nasdaq and equity market peak of March 2000. The process of fundamentals and prices bottoming out takes time as investors adjust to the new reality. Investors relearned the powerful lesson that technology companies are cyclical, and therefore valuations and risk levels are important in companies and portfolios.

Equity markets around the world in the late 1990's favored larger companies, telecommunications and technology-oriented companies, highly valued companies and those companies perceived to have the greatest growth potential. These trends have been in retreat since March 2000, albeit with volatility and some hope for a return to the old favorites. Large cap, highest P/E ratios, highest expected growth prospects, and technology-oriented companies performed the most poorly as a group over this time. Markets favored smaller companies and renewed their focus on fundamental developments and were sensitive to the valuation of the stock. Despite the general dreary news of the bear market, diversified investment strategies offered rewards.

The trailing six-month returns for U.S. large cap, small-cap, and developed international equities are negative. The S&P 500 declined 1.7%. The economic sectors of the market that fell the furthest were the Information Technology, Utilities, and Telecommunication Services sectors. During the strong rally post the September 21st lows, cyclical sectors such as Materials and Industrials led the way. Technology stocks also recovered during this period. In the bull market, investors tended to treat technology stocks generically. Now the recovery and new leadership is more industry and company specific. U.S. small stocks, represented by the Russell 2000 Index, were slightly positive for the six-months, with a return of 0.9%. Within small-cap stocks, the growth portion of the index fell 4.6% and the value portion rose 5.9%.

Developed international equities performed more poorly than the U.S. market and the emerging international markets. The MSCI EAFE Index fell 8.3% over the six-months of this report. By region, Asia (-13.8%) performed more poorly than Europe (-6.1%). The continuing woes of the Japanese economy and equity market were the primary drivers of the weak returns in the MSCI EAFE Index through early 2002. Japan is now in the fourth recession of the last ten years. The equity market in Japan did start a very strong rally in mid-February 2002 that carried into March. The MSCI EMF Index rose 12.5%. Many emerging markets have economies closely tied to the fortunes of the U.S. As hope for economic recovery in the U.S. took hold, so did hope for recovery in many of the emerging market economies.

In 2001, corporate profits sank in the U.S and the rest of the world and their economies moved toward recession. The Federal Reserve Board ("Fed") responded by lowering interest rates more aggressively than its European counterparts. The Fed slashed short-term rates eleven times in 2001. While short-term U.S. rates fell dramatically, the yield on the 10-year Treasury note finished 2001 at the level it started the year, 5.1%. Fixed income markets, like the equity markets, had a volatile year. The lowest yield the 10-year Treasury note posted during the year was in November at 4.3%. Economic and credit worries were some of the reasons that the spread between Treasury yields and corporate yields rose sharply during the year. Fixed income indices were positive for 2001, but yields rose slightly to begin 2002.

Consulting Group Capital Markets Funds

The volatility in the markets had a large impact on the individual fund performance over this semi-annual period. The period began with a sharp drop of 14.8% for the S&P 500 Index through September 21st. Then the equity markets rallied through the first week of January with a 21.4% gain. Markets declined in January and February to close the semi-annual period with a drop of 5.6%. All that volatility compounded into a total return of negative 1.7%. In comparison, Treasury Bills (90 day) generated a total return of 0.9%. The Lehman Government/Corporate Long Index rose 1.8%.

Outside of the previously mentioned successes in the Emerging Markets and Small Cap Value asset classes, returns were negative for the equity indices and the funds across asset classes. The funds have moved to primarily active management, but the combination of the various managers was constructed with a balance for active stock selection and benchmark sensitivity. Equity fund performance fell in line with the returns of the indices and peer funds for the period covered.

Investment losses always cause concern and discomfort. As ongoing volatility heightens, so does your need to adhere to a long-term investment strategy and to integrate a diversified approach to addressing your investment goals. A diversified portfolio can offer protection from the risks inherent with some investment styles. In fact, studies have shown that in measuring the success of investment plans, asset allocation decisions are more important than security selection or market timing, since long-term, or strategic, asset allocation decisions spread assets among broad classes, such as stocks, bonds, and cash. Consulting Group is optimistic about opportunities in a variety of sectors in the financial market and will continue to make strategic decisions, including a close watch on a strategic allocation of your assets. In the meantime, we would like to thank you for your continued support and encourage you to contact your Financial Consultant, who can assist you with any questions or concerns. Sincerely,

/s/ Heath B. McLendon   /s/ Frank L. Campanale

Heath B. McLendon       Frank L. Campanale
Chairman                Investment Officer

March 28, 2002

 CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY
 Average Annual Total Returns for Period Through February 28, 2002#         Benchmark+

Large Capitalization Value Equity Investments:

                                    Without TRAK Fee With TRAK Fee*  Russell 1000 Value Index
-----------------------------------------------------------------------------------------------
 Since Inception (11/18/91)              10.78%          10.63%
 10 Year                                 10.63           10.47
 5 Year                                   7.73            7.60
 3 Year                                   1.68            1.55
 1 Year                                  (5.59)          (5.73)
 Six Months++                            (1.84)          (1.92)               (0.79)%

Large Capitalization Growth Investments:

                                    Without TRAK Fee With TRAK Fee*  Russell 1000 Growth Index
-----------------------------------------------------------------------------------------------
 Since Inception (11/18/91)               9.70%           9.58%
 10 Year                                  8.80            8.68
 5 Year                                   4.67            4.58
 3 Year                                  (9.67)          (9.75)
 1 Year                                 (17.64)         (17.74)
 Six Months++                            (5.29)          (5.35)               (2.41)%

S&P 500 Index Investments:

                                    Without TRAK Fee With TRAK Fee* Standard & Poor's 500 Index
-----------------------------------------------------------------------------------------------
 Since Inception (10/1/99)               (5.49)%         (5.67)%
 1 Year                                 (10.12)         (10.33)
 Six Months++                            (2.13)          (2.25)                (1.67)%

Intermediate Fixed Income Investments:

                                                                          Lehman Brothers
                                                                     Intermediate Government/
                                                                          Corporate Bond
                                    Without TRAK Fee With TRAK Fee*            Index
-----------------------------------------------------------------------------------------------
 Since Inception (11/18/91)               6.59%           6.40%
 10 Year                                  6.65            6.46
 5 Year                                   6.75            6.55
 3 Year                                   7.01            6.80
 1 Year                                   7.83            7.64
 Six Months++                             3.05            2.96                 2.88%

Long-Term Bond Investments:

                                                                          Lehman Brothers
                                                                       Government/Corporate
                                    Without TRAK Fee With TRAK Fee*         Bond Index
-----------------------------------------------------------------------------------------------
 Since Inception (11/18/91)               6.86%           6.66%
 10 Year                                  7.01            6.81
 5 Year                                   7.55            7.36
 3 Year                                   6.13            5.93
 1 Year                                   6.39            6.20
 Six Months++                             2.12            2.03                 2.59%

Municipal Bond Investments:

                                                                          Lehman Brothers
                                                                             Municipal
                                    Without TRAK Fee With TRAK Fee*         Bond Index
-----------------------------------------------------------------------------------------------
 Since Inception (11/18/91)               5.90%           5.71%
 10 Year                                  5.89            5.70
 5 Year                                   5.48            5.30
 3 Year                                   4.72            4.53
 1 Year                                   6.58            6.40
 Six Months++                             1.54            1.46                 1.99%

 CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY
 Average Annual Total Returns for Period Through February 28, 2002# (continued)       Benchmark+

Mortgage Backed Investments:

                                                                                   Lehman Brothers
                                                                                   Mortgage Backed
                                                Without TRAK Fee With TRAK Fee*    Securities Index
------------------------------------------------------------------------------------------------------
 Since Inception (11/18/91)                            6.79%           6.59%
 10 Year                                               6.78            6.58
 5 Year                                                7.28            7.07
 3 Year                                                7.12            6.92
 1 Year                                                8.08            7.88
 Six Months++                                          3.57            3.48               3.67%

High Yield Investments:

                                                                                CS First Boston Global
                                                Without TRAK Fee With TRAK Fee*    High Yield Index
------------------------------------------------------------------------------------------------------
 Since Inception (7/13/98)                           (2.87)%         (3.11)%
 3 Year                                              (3.98)          (4.22)
 1 Year                                              (3.32)          (3.61)
 Six Months++                                        (0.67)          (0.81)             (0.78)%

Multi-Sector Fixed Income Investments:

                                                                                   Lehman Brothers
                                                                                      Aggregate
                                                Without TRAK Fee With TRAK Fee*       Bond Index
------------------------------------------------------------------------------------------------------
 Since Inception (10/1/99)                             7.45%           7.26%
 1 Year                                                4.87            4.68
 Six Months++                                          2.23            2.14              3.02%

Government Money Investments**:

                                                Without TRAK Fee With TRAK Fee*
------------------------------------------------------------------------------------------------------
 Since Inception (11/18/91)                            4.38%           2.82%
 10 Year                                               4.40            2.85
 5 Year                                                4.75            3.19
 3 Year                                                4.60            3.04
 1 Year                                                3.23            1.69
 Six Months++                                          1.12            0.37               N/A

--------
 # The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
 + Benchmark performance provided for the six months ended February 28, 2002.
   Please note that an investor cannot invest directly in an index.
 * The maximum annual TRAK fee is 1.50% of the value of TRAK assets.
++ Total return is not annualized, as it may not be representative of the total return for the year.
** As of February 28, 2002, the Portfolio's seven-day current yield and seven-day effective yield were 1.69% and 1.70%, respectively.

          Schedules of Investments
          February 28, 2002 (unaudited)


Large Capitalization Value Equity Investments
----------------------------------------------------------------------------

  Shares                       Security                          Value
---------------------------------------------------------------------------
COMMON STOCK -- 97.3%

Advertising -- 0.3%
       757 Harte-Hanks, Inc................................. $       22,899
   143,074 The Interpublic Group Cos., Inc.+................      3,891,613
     1,099 Lamar Advertising Co.*...........................         43,839
                                                             --------------
                                                                  3,958,351
                                                             --------------

Aerospace/Defense -- 3.1%
     1,872 The B.F. Goodrich Co.+...........................         55,879
   185,264 The Boeing Co.+..................................      8,514,733
   100,325 General Dynamics Corp............................      9,117,536
   263,858 Honeywell International Inc......................     10,058,267
     6,819 Lockheed Martin Corp.............................        384,660
    37,460 Northrop Grumman Corp.+..........................      4,009,718
     7,174 Raytheon Co.+....................................        277,562
     2,347 Rockwell Collins.................................         54,568
   149,263 United Technologies Corp.+.......................     10,888,736
                                                             --------------
                                                                 43,361,659
                                                             --------------

Agriculture -- 0.0%
       750 Monsanto Co......................................         23,220
     1,829 UST Inc..........................................         63,759
                                                             --------------
                                                                     86,979
                                                             --------------

Airlines -- 0.0%
     2,918 AMR Corp.*.......................................         76,160
     1,063 Continental Airlines, Inc., Class B Shares*......         33,485
     2,398 Delta Air Lines, Inc.............................         82,731
       539 Northwest Airlines Corp., Class A Shares*........          8,592
       250 SkyWest, Inc.....................................          6,350
    14,495 Southwest Airlines Co............................        305,989
       936 UAL Corp.+*......................................         12,000
       951 US Airways Group, Inc.+*.........................          5,059
     1,783 V.F. Corp.+......................................         74,975
                                                             --------------
                                                                    605,341
                                                             --------------

Apparel -- 0.4%
       627 Jones Apparel Group, Inc.+*......................         22,359
   178,878 Liz Claiborne, Inc.+.............................      5,421,792
     1,300 NIKE, Inc., Class B Shares+......................         76,518
       950 Polo Ralph Lauren Corp.*.........................         25,945
       900 Reebok International Ltd.*.......................         24,912
                                                             --------------
                                                                  5,571,526
                                                             --------------

Auto Manufacturers -- 0.2%
   133,055 Ford Motor Co.+..................................      1,979,858
    10,404 General Motors Corp.+............................        551,204
     1,025 Navistar International Corp.*....................         43,583
     1,214 PACCAR Inc.......................................         87,323
                                                             --------------
                                                                  2,661,968
                                                             --------------


6


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
----------------------------------------------------------------------------

  Shares                       Security                          Value
---------------------------------------------------------------------------

Auto Parts and Equipment -- 0.6%
     1,952 Autoliv, Inc..................................... $       46,165
     2,813 Dana Corp........................................         52,322
    10,649 Delphi Automotive Systems Corp...................        170,278
     2,657 The Goodyear Tire & Rubber Co.+..................         73,068
    97,700 Lear Corp.*......................................      4,367,190
    43,400 Magna International Inc., Class A Shares.........      2,991,128
    11,932 TRW Inc..........................................        599,583
       650 United Rentals, Inc.*............................         15,815
     2,414 Visteon Corp.....................................         34,231
                                                             --------------
                                                                  8,349,780
                                                             --------------

Banks -- 12.2%
     6,854 AmSouth Bancorporation+..........................        144,962
     1,205 Associated Banc Corp.............................         44,175
   653,057 Bank of America Corp.............................     41,762,995
    63,173 The Bank of New York Co., Inc....................      2,377,832
   306,751 Bank One Corp.+..................................     10,993,956
     7,954 BB&T Corp........................................        294,378
    14,852 City National Corp...............................        754,779
    15,656 Commerce Bancorp Inc.............................        651,290
     1,202 Commerce Bancshares, Inc.........................         50,171
     2,322 Compass Bancshares, Inc..........................         69,544
       850 Cullen/Frost Bankers, Inc........................         29,283
     1,881 Fifth Third Bancorp..............................        119,933
    19,299 First Tennessee National Corp.+..................        665,816
    11,781 First Virginia Banks, Inc........................        622,744
     1,535 FirstMerit Corp..................................         42,028
   937,280 FleetBoston Financial Corp.......................     31,286,406
     1,600 Fulton Financial Corp............................         37,280
    42,941 Hibernia Corp., Class A Shares...................        790,114
     4,795 Huntington Bancshares Inc........................         88,468
   237,898 J.P. Morgan Chase & Co.+.........................      6,958,517
     8,099 KeyCorp..........................................        203,123
     1,530 M&T Bank Corp....................................        117,045
     2,023 Marshall & Ilsley Corp...........................        123,383
    11,000 MBNA Corp........................................        381,480
    31,831 Mellon Financial Corp............................      1,145,916
     1,303 Mercantile Bankshares Corp.......................         57,084
   181,886 National City Corp...............................      5,187,389
     3,763 National Commerce Financial Corp.................         99,155
     3,097 North Fork Bancorporation, Inc...................        107,094
     1,967 Northern Trust Corp..............................        106,454
     1,115 Old National Bancorp.............................         26,191
     1,428 Pacific Century Financial Corp...................         36,157
   209,773 PNC Financial Services Group.....................     11,524,929
     2,563 Popular, Inc.....................................         74,378
       650 Provident Financial Group, Inc...................         15,789
     4,323 Regions Financial Corp...........................        140,498
     1,600 Sky Financial Group, Inc.........................         33,296
    35,299 SouthTrust Corp..................................        892,006
    14,206 State Street Corp................................        720,244
    17,992 SunTrust Banks Inc...............................      1,129,718


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
------------------------------------------------------------------------

  Shares                     Security                        Value
-----------------------------------------------------------------------

Banks -- 12.2% (continued)
     1,033 Synovus Financial Corp....................... $       30,267
     1,440 TCF Financial Corp...........................         74,016
       750 Trustmark Corp...............................         18,315
    86,829 U.S. Bancorp.................................      1,810,385
     2,603 Union Planters Corp..........................        121,196
       926 UnionBanCal Corp.............................         35,188
     1,507 Valley National Bancorp......................         52,263
   344,955 Wachovia Corp................................     11,462,855
   423,292 Washington Mutual, Inc.......................     13,769,678
   541,762 Wells Fargo & Co.............................     25,408,638
       495 Wilmington Trust Corp........................         32,467
    18,988 Zions Bancorporation.........................      1,003,516
                                                         --------------
                                                            173,724,784
                                                         --------------

Beverages -- 1.0%
       522 Adolph Coors Co., Class B Shares.............         31,586
   196,510 Anheuser-Busch Cos., Inc.....................      9,992,534
       663 Brown-Forman Corp., Class B Shares...........         45,051
     6,450 The Coca-Cola Co.............................        305,666
     3,050 Coca-Cola Enterprises Inc....................         53,162
       600 Constellation Brands, Inc., Class A Shares*..         32,610
    28,900 The Pepsi Bottling Group, Inc................        718,165
     1,665 PepsiAmericas, Inc...........................         22,844
    69,948 PepsiCo, Inc.................................      3,532,374
                                                         --------------
                                                             14,733,992
                                                         --------------

Biotechnology -- 0.0%
     1,300 Applera Corp.*...............................         26,260
                                                         --------------

Building Materials -- 0.4%
    10,133 American Standard Co., Inc.*.................        661,685
     1,100 Centex Corp..................................         64,284
     1,850 Clayton Homes Inc............................         28,120
     1,050 D.R. Horton, Inc.............................         41,895
       554 Lafarge North America Inc....................         22,902
     1,050 Lennar Corp.+................................         57,971
       811 Martin Marietta Materials, Inc...............         33,859
     8,632 Masco Corp.+.................................        242,300
    75,401 Pulte Homes, Inc.............................      3,916,328
     1,675 Vulcan Materials Co..........................         80,953
                                                         --------------
                                                              5,150,297
                                                         --------------

Chemicals -- 2.8%
     4,311 Air Products and Chemicals, Inc..............        209,084
     1,284 Ashland Inc..................................         55,713
    97,994 Cabot Corp...................................      3,202,444
   379,436 The Dow Chemical Co..........................     11,868,758
   260,560 E.I. du Pont de Nemours and Co.+.............     12,204,630
   162,163 Eastman Chemical Co..........................      7,135,172
    37,478 Engelhard Corp...............................      1,078,242
       700 Great Lakes Chemical Corp.*..................         16,485
     2,076 Hercules Inc.*...............................         25,950


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
-----------------------------------------------------------------

  Shares                  Security                    Value
----------------------------------------------------------------

Chemicals -- 2.8% (continued)
    95,600 The Lubrizol Corp..................... $    3,145,240
     1,887 Lyondell Chemical Co..................         29,494
       600 OM Group, Inc.........................         40,080
     3,247 PPG Industries, Inc...................        166,733
     3,058 Praxair, Inc..........................        177,058
     3,016 Rohm and Haas Co......................        115,845
     2,413 The Sherwin-Williams Co...............         63,751
     1,374 Sigma-Aldrich Corp....................         62,641
     1,000 Solutia Inc...........................          6,800
       150 Valhi Inc.............................          1,770
       850 Valspar Corp..........................         37,638
                                                  --------------
                                                      39,643,528
                                                  --------------

Coal -- 0.0%
       450 Arch Coal, Inc........................          8,168
     1,456 Massey Energy Co......................         20,588
       200 Peabody Energy Corp...................          5,030
                                                  --------------
                                                          33,786
                                                  --------------

Commercial Services -- 0.6%
   358,308 Cendant Corp.*........................      6,238,142
     1,180 Deluxe Corp...........................         55,932
       200 Ecolab Inc............................          9,366
    31,050 H&R Block, Inc........................      1,566,473
       375 Iron Mountain Inc.*...................         11,989
     1,419 Manpower Inc.+........................         47,579
    15,526 McKesson HBOC, Inc....................        547,292
       435 Moody's Corp..........................         16,095
     1,540 The New Dun & Bradstreet Corp.*.......         60,368
       250 Quanta Services, Inc.*................          3,855
     1,050 Quintiles Transnational Corp.*........         17,441
     1,963 R. R. Donnelley & Sons Co.............         56,161
     5,713 The ServiceMaster Co..................         77,525
       900 Valassis Communications, Inc.*........         34,614
     1,329 Viad Corp.............................         33,092
                                                  --------------
                                                       8,775,924
                                                  --------------

Computers -- 1.7%
    24,271 3Com Corp.*...........................        116,501
     6,616 Apple Computer, Inc.+*................        143,567
     1,378 Diebold, Inc..........................         50,297
     3,200 Gateway, Inc.*........................         14,720
   212,199 International Business Machines Corp.+     20,820,966
     2,750 Maxtor Corp.*.........................         19,663
    50,722 NCR Corp.*............................      2,120,180
     3,300 Palm, Inc.*...........................          9,966
     3,042 Quantum Corp.*........................         27,074
       650 SanDisk Corp.*........................          9,562
     1,150 Storage Technology Corp.*.............         22,080
                                                  --------------
                                                      23,354,576
                                                  --------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
----------------------------------------------------------------------------

  Shares                       Security                          Value
---------------------------------------------------------------------------

Consumer Products -- 0.4%
    94,622 Kimberly-Clark Corp.+............................ $    5,923,337
                                                             --------------

Cosmetics/Personal Care -- 2.2%
       600 Alberto-Culver Co., Class B Shares...............         31,242
   257,790 Avon Products, Inc...............................     13,325,165
    12,500 Colgate-Palmolive Co.............................        699,750
       300 The Estee Lauder Cos., Inc., Class A Shares......          9,360
     1,495 International Flavors & Fragrances Inc.+.........         51,503
   198,299 The Procter & Gamble Co..........................     16,813,772
                                                             --------------
                                                                 30,930,792
                                                             --------------

Distribution/Wholesale -- 0.8%
   180,875 Genuine Parts Co.................................      6,607,364
     1,305 Ingram Micro Inc., Class A Shares*...............         19,901
    98,972 Tech Data Corp.*.................................      4,532,918
     9,916 W.W. Grainger, Inc...............................        587,721
                                                             --------------
                                                                 11,747,904
                                                             --------------

Diversified Financial Services -- 3.6%
     1,490 A.G. Edwards, Inc................................         60,867
     1,479 The Bear Stearns Cos., Inc.+.....................         81,478
       100 Certegy Inc.*....................................          3,715
    86,953 Citigroup Inc....................................      3,934,623
    22,221 Countrywide Credit Industries, Inc.+.............        912,172
   227,953 Fannie Mae.......................................     17,837,322
     3,178 Franklin Resources, Inc.+........................        129,853
   108,676 The Goldman Sachs Group, Inc.+...................      8,796,235
        50 The John Nuveen Co., Class A Shares..............          2,625
       600 Knight Trading Group, Inc.*......................          4,776
   165,700 KPMG Consulting Inc.*............................      2,904,721
     1,151 Legg Mason, Inc..................................         60,335
   183,364 Lehman Brothers Holdings Inc.....................     10,360,066
   111,124 Merrill Lynch & Co., Inc.........................      5,328,396
       450 Neuberger Berman LLC.............................         18,999
     3,850 Stilwell Financial, Inc..........................         87,819
     1,950 T. Rowe Price Group Inc..........................         77,630
                                                             --------------
                                                                 50,601,632
                                                             --------------

Electric -- 2.8%
     2,261 Allegheny Energy, Inc............................         78,163
    16,600 Allete, Inc.+....................................        474,594
    14,060 Alliant Energy Corp..............................        407,881
   172,609 Ameren Corp.+....................................      7,054,530
   269,932 American Electric Power Co., Inc.+...............     11,836,518
       400 Black Hills Corp.................................         11,072
   149,493 CiNergy Corp.+...................................      4,753,877
     2,478 CMS Energy Corp..................................         54,020
     1,700 Conectiv+........................................         41,973
     4,000 Consolidated Edison, Inc.+.......................        163,200
     3,203 Constellation Energy Group.......................         92,503
    20,585 Dominion Resources, Inc.+........................      1,199,694
     2,341 DPL Inc..........................................         54,101


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
----------------------------------------------------------------------------

  Shares                       Security                          Value
---------------------------------------------------------------------------

Electric -- 2.8% (continued)
     3,179 DTE Energy Co.................................... $      131,674
    40,684 Duke Energy Corp.................................      1,436,145
     6,174 Edison International*............................         97,549
     2,266 Energy East Corp.................................         44,232
    20,716 Entergy Corp.+...................................        855,156
    22,285 Exelon Corp......................................      1,098,205
     5,538 FirstEnergy Corp.+...............................        202,691
     3,370 FPL Group, Inc.+.................................        178,981
     1,150 Great Plains Energy Inc..........................         29,360
       750 IDACORP, Inc.....................................         28,688
     1,250 MDU Resources Group, Inc.........................         36,438
    30,129 Mirant Corp.*....................................        261,520
     3,845 NiSource Inc.....................................         80,707
     2,671 Northeast Utilities..............................         49,093
       250 NRG Energy, Inc.*................................          2,895
       891 NSTAR............................................         39,061
     1,450 OGE Energy Corp..................................         31,799
    57,282 PG&E Corp.*......................................      1,214,951
     1,619 Pinnacle West Capital Corp.......................         65,667
     1,918 Potomac Electric Power Co........................         42,119
     2,726 PPL Corp.+.......................................         88,895
     4,106 Progress Energy, Inc.............................        183,702
     3,916 Public Service Enterprise Group..................        165,138
     1,652 Puget Sound Energy, Inc..........................         35,683
     4,864 Reliant Energy, Inc..............................        101,171
       890 Reliant Resources Inc.*..........................          9,398
     1,940 SCANA Corp.......................................         53,835
    12,887 The Southern Co.+................................        327,330
     2,650 TECO Energy, Inc.................................         66,197
    21,927 TXU Corp.+.......................................      1,115,426
    27,440 UtiliCorp United Inc.............................        604,778
     1,345 Western Resources, Inc...........................         22,865
   149,971 Wisconsin Energy Corp.+..........................      3,624,799
    64,838 XCEL Energy, Inc.+...............................      1,533,419
                                                             --------------
                                                                 40,081,693
                                                             --------------

Electrical Components and Equipment -- 0.9%
     3,203 American Power Conversion Corp.*.................         41,927
       650 Capstone Turbine Corp.*..........................          1,794
   215,924 Emerson Electric Co.+............................     12,435,063
     1,806 Energizer Holdings, Inc.*........................         39,425
       820 Hubbell Inc., Class B Shares.....................         26,232
     1,846 Molex Inc........................................         54,642
                                                             --------------
                                                                 12,599,083
                                                             --------------

Electronics -- 2.7%
   101,600 Agilent Technologies, Inc.+*.....................      3,164,840
     1,960 Arrow Electronics, Inc.*.........................         52,528
     2,148 Avnet, Inc.......................................         56,406
       816 AVX Corp.........................................         14,745
   608,868 Hewlett-Packard Co.+.............................     12,250,424
    16,048 Johnson Controls, Inc............................      1,424,420


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
---------------------------------------------------------------------------------

  Shares                          Security                             Value
---------------------------------------------------------------------------------

Electronics -- 2.7% (continued)
     1,650 KEMET Corp.*........................................... $       26,879
   748,730 Motorola, Inc.+........................................      9,733,490
    74,348 Parker-Hannifin Corp...................................      3,704,017
     1,924 Sanmina-SCI Corp.*.....................................         19,529
   806,327 Solectron Corp.+*......................................      6,668,324
     1,700 Tektronix, Inc.*.......................................         40,647
     3,243 Thermo Electron Corp.*.................................         65,995
    52,177 Vishay Intertechnology, Inc.*..........................        924,055
                                                                   --------------
                                                                       38,146,299
                                                                   --------------

Electronics - Semiconductors/Components -- 1.3%
    41,736 Advanced Micro Devices, Inc.*..........................        563,436
   608,350 Agere Systems Inc., Class A Shares*....................      2,433,400
       600 Amkor Technology, Inc.*................................          8,328
     3,800 Atmel Corp.*...........................................         27,474
       200 Cirrus Logic, Inc.*....................................          3,086
   473,055 Flextronics International Ltd.*........................      6,783,609
       150 Integrated Device Technology, Inc.+*...................          3,836
   297,400 Koninklijke (Royal) Philips Electronics N.V., NY Shares      7,720,519
     5,250 Micron Technology, Inc.+*..............................        168,788
       250 Vitesse Semiconductor Corp.*...........................          1,755
                                                                   --------------
                                                                       17,714,231
                                                                   --------------

Engineering and Construction -- 0.0%
    14,006 Fluor Corp.............................................        530,967
       400 Jacobs Engineering Group Inc.*.........................         26,980
                                                                   --------------
                                                                          557,947
                                                                   --------------

Entertainment -- 0.0%
       128 International Game Technology*.........................          8,643
       450 International Speedway Corp., Class A Shares...........         19,773
       502 Metro-Goldwyn-Mayer Inc.*..............................          8,634
     1,680 Six Flags, Inc.*.......................................         24,780
                                                                   --------------
                                                                           61,830
                                                                   --------------

Environmental Control -- 0.0%
     1,489 Allied Waste Industries, Inc.+*........................         19,431
     3,256 Republic Services, Inc.*...............................         58,445
    11,900 Waste Management, Inc..................................        313,089
                                                                   --------------
                                                                          390,965
                                                                   --------------

Finance -- 4.0%
   164,776 American Express Co....................................      6,006,085
   245,933 Freddie Mac............................................     15,675,769
   296,877 Household International, Inc.+.........................     15,289,166
       500 Instinet Group Inc.*...................................          3,550
   399,861 Morgan Stanley Dean Witter & Co........................     19,641,172
                                                                   --------------
                                                                       56,615,742
                                                                   --------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
-----------------------------------------------------------

  Shares               Security                  Value
-----------------------------------------------------------

Food -- 0.6%
    25,417 Albertson's, Inc................. $      769,118
    10,955 Archer-Daniels-Midland Co........        151,727
     2,171 Campbell Soup Co.+...............         58,053
    10,154 ConAgra Foods, Inc...............        237,705
     6,898 General Mills, Inc...............        318,895
     4,111 H.J. Heinz & Co.+................        167,605
    11,496 Hershey Foods Corp...............        812,192
     1,378 Hormel Foods Corp................         37,716
     2,706 Kellogg Co.......................         93,492
    17,786 McCormick & Co., Inc.............        871,514
   106,400 Safeway Inc.+*...................      4,573,072
     8,465 Sara Lee Corp....................        177,088
     2,000 Smithfield Foods, Inc.*..........         49,400
     2,299 SUPERVALU Inc....................         59,659
     3,432 Sysco Corp.......................        101,484
        95 Tootsie Roll Industries, Inc.....          4,213
     4,276 Tyson Foods, Inc., Class A Shares         55,545
       228 Weis Markets, Inc................          6,352
     1,421 Winn-Dixie Stores, Inc...........         23,802
     1,770 Wm. Wrigley Jr. Co...............         99,191
                                             --------------
                                                  8,667,823
                                             --------------

Forest Products and Paper -- 1.6%
       988 Boise Cascade Corp...............         35,519
       857 Bowater, Inc.....................         44,178
   122,416 Georgia-Pacific Corp.............      3,139,970
   163,643 International Paper Co.+.........      7,159,381
   200,181 MeadWestvaco Corp................      6,954,288
       936 Temple-Inland Inc................         52,126
    82,730 Weyerhaeuser Co..................      5,114,369
                                             --------------
                                                 22,499,831
                                             --------------

Gas -- 0.1%
     2,618 KeySpan Corp.....................         83,907
       750 NICOR Inc........................         31,388
    53,846 Sempra Energy....................      1,201,843
     1,300 Vectren Corp.....................         32,500
                                             --------------
                                                  1,349,638
                                             --------------

Hand/Machine Tools -- 0.0%
     1,068 The Black & Decker Corp..........         51,798
     1,000 Snap-on Inc......................         34,450
     1,560 The Stanley Works................         78,671
                                             --------------
                                                    164,919
                                             --------------

Health Equipment and Services -- 0.0%
       474 Universal Health Services, Inc.*.         18,244
                                             --------------

Healthcare - Products -- 0.8%
     1,250 Apogent Technologies Inc.*.......         30,013
       926 Bausch & Lomb Inc................         35,169
       782 Baxter International Inc.........         43,385


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                     Security                                   Value
--------------------------------------------------------------------------------

Healthcare - Products -- 0.8% (continued)
    10,250 Beckman Coulter, Inc.................................  $      488,618
     4,935 Becton, Dickinson & Co...............................         181,065
     4,850 Boston Scientific Corp.*.............................         108,446
   140,980 C. R. Bard, Inc.+....................................       7,669,312
       462 DENTSPLY International Inc...........................          15,325
       758 Hillenbrand Industries, Inc.+........................          45,472
    47,209 Johnson & Johnson....................................       2,875,028
        76 St. Jude Medical, Inc.*..............................           5,951
     5,398 Viasys Healthcare Inc.*..............................         118,594
     1,263 Zimmer Holdings, Inc.*...............................          45,165
                                                                  --------------
                                                                      11,661,543
                                                                  --------------

Healthcare - Services -- 0.5%
     2,674 Aetna Inc............................................          93,750
   123,700 Health Net Inc.*.....................................       2,998,488
     7,451 HEALTHSOUTH Corp.*...................................          88,741
     3,200 Humana Inc.*.........................................          41,920
     5,714 Tenet Healthcare Corp.*..............................         329,984
       677 Trigon Healthcare, Inc.*.............................          48,541
    17,286 UnitedHealth Group Inc.+.............................       1,253,062
    17,597 Wellpoint Health Networks Inc., Class A Shares*......       2,140,147
                                                                  --------------
                                                                       6,994,633
                                                                  --------------

Home Furnishings -- 1.2%
       600 Ethan Allen Interiors Inc............................          24,318
   279,908 Leggett & Platt, Inc.................................       7,179,640
       437 Maytag Corp..........................................          17,449
       650 Mohawk Industries, Inc.*.............................          40,905
       155 Polycom, Inc.+*......................................           3,773
   128,272 Whirlpool Corp.......................................       9,633,227
                                                                  --------------
                                                                      16,899,312
                                                                  --------------

Hospital Supplies and Services -- 0.1%
    11,713 Abbott Laboratories..................................         662,370
                                                                  --------------

Household Products/Wares -- 0.0%
       931 Avery Dennison Corp..................................          59,584
     3,150 The Clorox Co........................................         137,939
     2,788 Fortune Brands, Inc..................................         126,854
                                                                  --------------
                                                                         324,377
                                                                  --------------

Housewares -- 0.0%
     4,833 Newell Rubbermaid Inc................................         150,451
                                                                  --------------

Insurance -- 5.5%
       635 21st Century Insurance Group.........................          10,827
   240,595 ACE Ltd..............................................      10,562,121
     4,986 AFLAC Inc............................................         128,140
       123 Alleghany Corp.*.....................................          23,893
       912 Allmerica Financial Corp.............................          39,654
   282,489 The Allstate Corp....................................       9,892,765
     1,740 Ambac Financial Group, Inc...........................         107,967


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
------------------------------------------------------------------------------

  Shares                        Security                           Value
-----------------------------------------------------------------------------

Insurance -- 5.5% (continued)
       850 American Financial Group, Inc...................... $       22,372
   271,125 American International Group, Inc..................     20,055,116
       200 American National Insurance Inc....................         17,842
     4,527 AON Corp...........................................        156,770
    64,298 The Chubb Corp.....................................      4,831,352
    46,732 CIGNA Corp.........................................      4,191,860
     2,528 Cincinnati Financial Corp..........................        101,651
       589 CNA Financial Corp.*...............................         17,087
     5,596 Conseco, Inc.+*....................................         20,985
       422 Erie Indemnity Co., Class A Shares.................         16,576
     1,660 Fidelity National Financial, Inc...................         44,023
   174,165 The Hartford Financial Services Group, Inc.........     11,669,055
       900 HCC Insurance Holdings Inc.........................         25,362
     2,897 Jefferson-Pilot Corp...............................        146,501
    22,700 John Hancock Financial Services, Inc...............        871,907
       700 Leucadia National Corp.............................         22,225
    27,421 Lincoln National Corp..............................      1,404,229
     2,504 Loews Corp.........................................        146,058
       213 Markel Corp.*......................................         42,387
    64,821 Marsh & McLennan Cos., Inc.+.......................      6,841,857
     2,781 MBIA, Inc..........................................        162,549
       550 Mercury General Corp...............................         23,760
    27,484 MetLife, Inc.+.....................................        876,190
    13,717 MGIC Investment Corp...............................        920,685
       800 The MONY Group Inc.................................         31,584
       577 Nationwide Financial Services, Inc., Class A Shares         23,357
    22,295 Old Republic International Corp....................        712,548
       768 The PMI Group, Inc.+...............................         54,413
    99,750 The Principal Financial Group, Inc.*...............      2,429,910
     1,189 The Progressive Corp...............................        185,246
     1,127 Protective Life Corp...............................         35,005
    24,150 Radian Group Inc...................................      1,127,081
       395 Reinsurance Group of America, Inc..................         11,732
     2,313 SAFECO Corp........................................         78,526
     3,852 The St. Paul Cos., Inc.+...........................        188,363
     2,281 Torchmark Corp.....................................         91,673
       499 TransAtlantic Holdings, Inc........................         43,498
       925 Unitrin, Inc.......................................         36,519
     4,058 UnumProvident Corp.................................        114,923
        50 Wesco Financial Corp...............................         15,550
                                                               --------------
                                                                   78,573,694
                                                               --------------

Internet -- 0.0%
     2,250 Ariba, Inc.+*......................................          9,968
     5,600 CMGI Inc.*.........................................          8,232
     1,200 CNET Networks, Inc.*...............................          5,712
       100 DoubleClick Inc.*..................................          1,077
     3,200 E*TRADE Group, Inc.+*..............................         25,920
       850 EarthLink, Inc.*...................................          7,625
     1,061 Network Associates, Inc.*..........................         25,167
     1,850 Openwave Systems Inc.*.............................         10,342
    13,239 Riverstone Networks Inc.*..........................         50,573


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
--------------------------------------------------------------------------------------

  Shares                            Security                               Value
-------------------------------------------------------------------------------------

Internet -- 0.0% (continued)
       500 RSA Security Inc.*......................................... $        4,760
       362 Ticketmaster Group, Inc., Class A Shares*..................          8,688
     2,550 Vignette Corp.*............................................          7,140
     2,300 WebMD Corp.*...............................................         18,055
                                                                       --------------
                                                                              183,259
                                                                       --------------

Iron/Steel -- 0.0%
     1,750 AK Steel Holding Corp.*....................................         24,483
     1,469 Allegheny Corp.............................................         22,931
     1,522 Nucor Corp.+...............................................         85,993
     1,765 USX-U.S. Steel Group.......................................         31,276
                                                                       --------------
                                                                              164,683
                                                                       --------------

Leisure Time -- 0.0%
     1,723 Brunswick Corp.............................................         46,504
       850 Callaway Golf Co...........................................         15,819
                                                                       --------------
                                                                               62,323
                                                                       --------------

Lodging -- 0.6%
     1,150 Extended Stay America, Inc.*...............................         19,412
    25,910 Harrah's Entertainment, Inc.*..............................      1,047,800
     6,316 Hilton Hotels Corp.........................................         81,224
       992 Mandalay Resort Group*.....................................         29,066
     3,101 Marriott International, Inc., Class A Shares+..............        122,396
     1,042 MGM Mirage Inc.*...........................................         35,845
     5,013 Park Place Entertainment Corp.*............................         48,977
   211,792 Starwood Hotels & Resorts Worldwide, Inc.+.................      7,624,512
                                                                       --------------
                                                                            9,009,232
                                                                       --------------

Machinery -- 0.8%
    96,200 Caterpillar Inc............................................      5,340,062
       600 Cummins Inc.+..............................................         24,948
   114,606 Deere & Co.+...............................................      5,493,066
     3,561 Dover Corp.................................................        140,909
       100 Global Power Equipment Group Inc.+*........................          1,004
     3,051 Rockwell Automation, Inc...................................         60,257
                                                                       --------------
                                                                           11,060,246
                                                                       --------------

Media -- 3.3%
     1,582 Adelphia Communications Corp., Class A Shares*.............         34,725
     9,000 AOL Time Warner Inc.*......................................        223,200
     1,524 Belo Corp..................................................         33,452
     1,741 Cablevision Systems Corp., Class A Shares*.................         62,502
       770 Cablevision Systems Corp.-Rainbow Media Group*.............         19,481
     2,150 Charter Communications, Inc.+*.............................         22,360
     5,240 Clear Channel Communications, Inc.+*.......................        244,289
    13,550 Comcast Corp., Class A Shares+*............................        458,939
       549 Dow Jones & Co., Inc.......................................         30,640
       593 The E.W. Scripps Co........................................         44,594
       650 Emmis Communications Corp., Class A Shares*................         17,433
       600 Entercom Communications Corp.*.............................         30,726
       550 Entravision Communications Corp., Class A Shares*..........          8,415


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
--------------------------------------------------------------------------------------

  Shares                            Security                               Value
-------------------------------------------------------------------------------------

Media -- 3.3% (continued)
     2,250 Fox Entertainment Group, Inc.*............................. $       50,175
     9,923 Gannett Co., Inc.+.........................................        755,934
     2,050 Gemstar-TV Guide International, Inc.*......................         37,495
       326 Hearst-Argyle Television, Inc.*............................          6,732
       850 Hispanic Broadcasting Corp.+*..............................         22,160
       750 Hollinger International Inc.+..............................          8,970
       600 Insight Communications Co.*................................         12,600
     5,690 Knight-Ridder, Inc.........................................        383,506
   951,302 Liberty Media Corp., Class A Shares+*......................     12,176,666
       550 The McClatchy Co., Class A Shares..........................         30,250
   116,642 The McGraw-Hill Cos., Inc..................................      7,675,044
       602 Mediacom Communications Corp.*.............................          9,415
       600 Meredith Corp..............................................         23,676
    13,203 The New York Times Co., Class A Shares.....................        579,612
   309,800 The News Corp. Ltd.+.......................................      6,735,052
     1,300 Radio One, Inc., Class D Shares*...........................         23,075
     1,803 The Reader's Digest Association, Inc., Class A Shares......         37,647
     3,507 Tribune Co.................................................        150,170
       908 USA Networks, Inc.*........................................         26,840
   211,313 Viacom Inc., Class B Shares+*..............................      9,836,620
   293,304 The Walt Disney Co.+.......................................      6,745,992
        85 The Washington Post Co., Class B Shares....................         48,601
     1,250 Westwood One, Inc.*........................................         44,713
                                                                       --------------
                                                                           46,651,701
                                                                       --------------

Medical Services -- 0.2%
       550 DaVita, Inc.*..............................................         12,293
    47,441 HCA Inc.+..................................................      1,932,272
     2,564 Health Management Associates, Inc.*........................         45,255
       650 Henry Schein, Inc.*........................................         27,957
     1,950 Manor Care, Inc.*..........................................         36,563
       900 Triad Hospitals, Inc.*.....................................         27,540
                                                                       --------------
                                                                            2,081,880
                                                                       --------------

Mining -- 0.9%
   323,225 Alcoa Inc.+................................................     12,143,563
     1,958 Newmont Mining Corp.+......................................         47,227
     1,563 Phelps Dodge Corp.+*.......................................         59,253
                                                                       --------------
                                                                           12,250,043
                                                                       --------------

Miscellaneous -- 0.8%
     6,350 Boston Properties Inc......................................        239,205
   189,688 Comerica Inc...............................................     11,352,827
     5,600 Service Corp. International*...............................         27,048
                                                                       --------------
                                                                           11,619,080
                                                                       --------------

Miscellaneous Manufacturing -- 2.3%
     1,696 Cooper Industries, Inc.....................................         59,954
       872 Crane Co...................................................         21,303
       250 Danaher Corp.+.............................................         16,808
     5,509 Eastman Kodak Co.+.........................................        173,534
    63,439 Eaton Corp.................................................      5,122,065


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
-----------------------------------------------------------------

  Shares                  Security                    Value
----------------------------------------------------------------

Miscellaneous Manufacturing -- 2.3% (continued)
       541 FMC Corp.*............................ $       20,423
   407,005 General Electric Co...................     15,669,693
     4,430 Illinois Tool Works Inc...............        325,871
    28,110 ITT Industries, Inc...................      1,658,490
     5,005 Minnesota Mining and Manufacturing Co.        590,240
     2,041 Pall Corp.............................         39,840
       744 Pentair, Inc..........................         29,016
    14,850 Precision Castparts Corp..............        478,913
       616 SPX Corp.+............................         77,930
       600 Teleflex Inc..........................         29,628
    10,154 Textron, Inc..........................        482,620
   272,736 Tyco International Ltd................      7,936,618
                                                  --------------
                                                      32,732,946
                                                  --------------

Natural Gas -- 0.0%
    22,724 The Williams Cos., Inc.+..............        351,089
                                                  --------------

Office/Business Equipment -- 0.7%
       299 Imagistics International Inc.*........          4,694
   124,590 Pitney Bowes Inc......................      5,197,895
   524,067 Xerox Corp.+*.........................      5,088,691
                                                  --------------
                                                      10,291,280
                                                  --------------

Office Furnishings -- 0.0%
     1,050 HON INDUSTRIES Inc....................         28,466
     1,441 Steelcase Inc.........................         21,860
                                                  --------------
                                                          50,326
                                                  --------------

Oil and Gas -- 9.6%
   114,938 Amerada Hess Corp.+...................      7,961,755
     1,921 Apache Corp...........................        101,333
   173,400 BP PLC ADR............................      8,591,970
     2,162 Burlington Resources Inc..............         81,248
   326,989 ChevronTexaco Corp....................     27,610,951
   414,275 Conoco Inc., Class B Shares...........     11,458,847
     1,902 Devon Energy Corp.....................         83,079
       426 Diamond Offshore Drilling, Inc........         12,341
       646 ENSCO International Inc...............         16,454
       604 EOG Resources, Inc....................         21,255
   791,101 Exxon Mobil Corp......................     32,672,471
       250 Forest Oil Corp.*.....................          6,423
   182,010 GlobalSantaFe Corp....................      5,032,577
       900 Helmerich & Payne, Inc................         30,366
   163,621 Kerr-McGee Corp.+.....................      9,046,605
    25,882 Marathon Oil Corp.....................        711,755
       145 Murphy Oil Corp.......................         12,496
        50 Newfield Exploration Co.*.............          1,815
     1,018 Noble Affiliates, Inc.................         36,852
    72,448 Noble Drilling Corp.*.................      2,552,343
     7,124 Occidental Petroleum Corp.............        191,208
     1,290 Ocean Energy Inc......................         23,543
   464,500 Phillips Petroleum Co.................     27,456,595


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
------------------------------------------------------------------------

  Shares                     Security                        Value
-----------------------------------------------------------------------

Oil and Gas -- 9.6% (continued)
     1,750 Pioneer Natural Resources Co.*............... $       34,685
       650 Pogo Producing Co............................         17,550
     1,000 Pride International, Inc.*...................         12,880
       362 Rowan Cos., Inc.*............................          6,751
     1,462 Sunoco, Inc..................................         56,316
     4,571 Unocal Corp..................................        164,236
    62,046 Valero Energy Corp.+.........................      2,657,430
                                                         --------------
                                                            136,664,130
                                                         --------------

Oil and Gas Services -- 0.5%
   177,250 Baker Hughes Inc.............................      6,258,698
       130 FMC Technologies, Inc.*......................          2,419
     1,200 Global Industries, Ltd.*.....................         10,680
     1,700 Grant Prideco, Inc.*.........................         21,267
       590 Tidewater Inc................................         22,998
       500 Varco International, Inc.*...................          8,000
       500 Weatherford International, Inc.*.............         23,050
                                                         --------------
                                                              6,347,112
                                                         --------------

Packaging and Containers -- 0.6%
       822 Bemis Co., Inc...............................         46,821
       900 Packaging Corp. of America*..................         17,262
     3,050 Pactiv Corp.*................................         58,042
       100 Sealed Air Corp.*............................          4,498
   466,368 Smurfit-Stone Container Corp.*...............      7,606,462
     1,749 Sonoco Products Co...........................         48,360
                                                         --------------
                                                              7,781,445
                                                         --------------

Pharmaceuticals -- 5.6%
   189,505 American Home Products Corp..................     12,043,043
       744 AmerisourceBergen Corp.......................         50,369
   254,285 Bristol-Myers Squibb Co......................     11,951,395
        50 Cephalon, Inc.+*.............................          2,915
     3,250 Eli Lilly and Co.+...........................        246,123
    45,600 Express Scripts, Inc., Class A Shares*.......      2,360,712
       598 ICN Pharmaceuticals, Inc.....................         16,654
       150 Medicis Pharmaceutical Corp., Class A Shares*          8,399
   372,898 Merck & Co., Inc.............................     22,869,834
    13,390 Mylan Laboratories Inc.......................        406,788
     1,350 Omnicare, Inc................................         28,553
   726,534 Pharmacia Corp.+.............................     29,824,221
       150 Sepracor Inc.*...............................          6,453
                                                         --------------
                                                             79,815,459
                                                         --------------

Pipelines -- 0.7%
       400 Dynegy Inc., Class A Shares+.................         10,228
   227,387 El Paso Corp.+...............................      8,886,284
    12,000 Enron Corp.*.................................          3,300
    21,150 Equitable Resources, Inc.....................        691,182
       933 Kinder Morgan, Inc...........................         38,253


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
----------------------------------------------------------------------------

  Shares                       Security                          Value
---------------------------------------------------------------------------

Pipelines -- 0.7% (continued)
     1,584 National Fuel Gas Co............................. $       38,729
     1,420 Questar Corp.....................................         31,709
                                                             --------------
                                                                  9,699,685
                                                             --------------

Real Estate Investment Trusts -- 0.2%
       900 Allied Capital Corp..............................         24,552
     1,327 AMB Property Corp................................         34,568
     1,183 Apartment Investment & Management Co.............         53,448
     2,238 Archstone-Smith Trust............................         57,919
     1,000 Arden Realty, Inc................................         25,700
     6,115 Avalonbay Communities, Inc.......................        282,146
     1,050 CarrAmerica Realty Corp..........................         31,290
     1,850 Catellus Development Corp.*......................         34,965
     1,760 Crescent Real Estate Equities Co.................         31,698
     2,423 Duke Realty Corp.+...............................         57,667
    26,196 Equity Office Properties Trust+..................        751,825
    25,194 Equity Residential Properties Trust..............        678,978
     1,084 General Growth Properties, Inc...................         45,528
       950 Health Care Property Investors, Inc..............         35,910
     1,150 Hospitality Properties Trust.....................         36,685
     4,349 Host Marriott Corp.*.............................         46,969
    11,750 iStar Financial Inc..............................        318,778
     1,599 Kimco Realty Corp................................         49,601
     1,413 Liberty Property Trust...........................         42,531
       868 Mack-Cali Realty Corp............................         27,299
     1,700 New Plan Excel Realty Trust......................         33,830
     2,061 Plum Creek Timber Co., Inc.+.....................         63,788
     2,438 ProLogis Trust...................................         54,855
     1,832 Public Storage, Inc..............................         67,344
     1,071 The Rouse Co.....................................         31,937
     1,350 Security Capital Group Inc., Class B Shares*.....         34,493
     2,351 Simon Property Group, Inc........................         72,364
       657 The St. Joe Co...................................         18,856
     1,375 Vornado Realty Trust.............................         57,475
                                                             --------------
                                                                  3,102,999
                                                             --------------

Restaurants -- 0.9%
    47,180 Darden Restaurants, Inc..........................      1,994,770
   369,967 McDonald's Corp..................................      9,656,139
     1,114 Outback Steakhouse, Inc.*........................         39,725
    21,363 Tricon Global Restaurants, Inc.*.................      1,263,194
     1,689 Wendy's International, Inc.......................         52,376
                                                             --------------
                                                                 13,006,204
                                                             --------------

Retail -- 1.7%
     4,736 AutoNation, Inc.*................................         59,153
       777 AutoZone, Inc.*..................................         51,562
       800 Barnes & Noble, Inc.+*...........................         24,792
     1,913 Big Lots, Inc.*..................................         24,104
       400 Blockbuster Inc., Class A Shares+................          9,440
     1,550 Borders Group, Inc.*.............................         33,155
     1,497 Brinker International, Inc.*.....................         51,407


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


  Large Capitalization Value Equity Investments
  ----------------------------------------------------------------------------

    Shares                       Security                          Value
  ---------------------------------------------------------------------------

  Retail -- 1.7% (continued)
       3,634 Circuit City Stores -- Circuit City Group........ $       64,976
      32,483 Costco Wholesale Corp.*..........................      1,340,249
         750 CVS Corp.+.......................................         20,490
     125,471 Federated Department Stores, Inc.*...............      5,258,490
       2,500 Foot Locker, Inc.*...............................         41,250
     282,700 The Gap, Inc.+...................................      3,383,919
       4,914 J. C. Penney Co., Inc.+..........................         96,020
      10,865 Kmart Corp.+*....................................         12,060
      66,244 The Limited, Inc.+...............................      1,193,054
     188,553 The May Department Stores Co.....................      6,908,582
         700 The Neiman Marcus Group, Inc., Class A Shares*...         24,409
       2,007 Nordstrom, Inc...................................         51,098
       5,857 Office Depot, Inc.*..............................        111,342
         500 Payless ShoeSource, Inc.*........................         29,720
       2,976 Rite Aid Corp.+*.................................          9,940
       1,510 Ross Stores, Inc.................................         54,451
       2,166 Saks Inc.*.......................................         24,909
      86,192 Sears, Roebuck & Co..............................      4,531,975
       1,950 Staples, Inc.*...................................         38,357
      12,100 The Talbots, Inc.................................        485,331
       7,656 Target Corp......................................        320,786
       3,715 Toys "R" Us, Inc.+*..............................         66,164
                                                               --------------
                                                                   24,321,185
                                                               --------------

  Savings and Loans -- 0.7%
       1,700 Astoria Financial Corp...........................         50,677
       2,945 Banknorth Group, Inc.............................         73,596
       4,225 Charter One Financial, Inc.......................        128,694
      17,800 Dime Bancorp, Inc.*..............................          1,424
       1,411 Golden State Bancorp Inc.........................         43,007
     144,827 Golden West Financial Corp.......................      9,232,721
       1,624 GreenPoint Financial Corp........................         71,456
         700 Hudson City Bancorp, Inc.........................         22,162
         600 People's Bank....................................         13,746
       1,700 Roslyn Bancorp, Inc..............................         34,136
      54,711 Sovereign Bancorp, Inc...........................        693,188
       1,110 Washington Federal, Inc..........................         28,793
         850 Webster Financial Corp...........................         29,801
                                                               --------------
                                                                   10,423,401
                                                               --------------

  Semiconductors -- 0.9%
       2,750 Conexant Systems, Inc.*..........................         28,160
         850 Cypress Semiconductor Corp.*.....................         16,873
     522,170 LSI Logic Corp.*.................................      7,827,328
       2,050 National Semiconductor Corp.*....................         51,558
     164,510 Texas Instruments Inc............................      4,828,369
                                                               --------------
                                                                   12,752,288
                                                               --------------

  Soap and Toiletries -- 0.0%
       9,800 Gillette Co......................................        335,062
                                                               --------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


  Large Capitalization Value Equity Investments
  ----------------------------------------------------------------------------

    Shares                       Security                          Value
  ---------------------------------------------------------------------------

  Software -- 2.0%
       1,400 Acxiom Corp.*.................................... $       20,440
         817 Autodesk, Inc.+..................................         36,087
       1,600 BMC Software, Inc.*..............................         25,680
     263,850 Cadence Design Systems, Inc.*....................      5,580,428
       2,400 Ceridian Corp.*..................................         44,640
         100 Cerner Corp.*....................................          4,344
      31,953 Compaq Computer Corp.............................        324,003
     427,040 Computer Associates International, Inc.+.........      6,952,211
      87,573 Computer Sciences Corp.+*........................      4,160,593
       3,050 Compuware Corp.*.................................         34,801
     105,000 Citrix Systems, Inc.*............................      1,592,850
          86 DST Systems, Inc.*...............................          3,585
     136,261 Electronic Data Systems Corp.+...................      8,043,487
      11,400 First Data Corp..................................        929,328
      20,913 Intuit Inc.*.....................................        792,394
         943 The Reynolds and Reynolds Co., Class A Shares....         27,677
         250 Sybase, Inc.*....................................          4,218
         150 TIBCO Software Inc.*.............................          1,583
       5,750 Unisys Corp.*....................................         63,825
                                                               --------------
                                                                   28,642,174
                                                               --------------

  Telecommunications -- 8.0%
       1,250 Acterna Corp.*...................................          2,163
     352,348 ADC Telecommunications, Inc.*....................      1,268,453
         700 Advanced Fibre Communications, Inc.*.............         11,375
         400 Allegiance Telecom, Inc.*........................          1,048
      19,893 ALLTEL Corp......................................      1,107,045
       1,749 American Tower Corp., Class A Shares*............          8,465
     599,864 AT&T Corp........................................      9,321,887
      49,124 AT&T Wireless Services Inc.*.....................        495,661
     247,400 Avaya Inc.*......................................      1,323,590
      90,098 BellSouth Corp...................................      3,492,198
       4,150 Broadwing Inc.*..................................         26,062
       2,648 CenturyTel, Inc..................................         87,914
       2,710 Citizens Communications Co.*.....................         24,688
      39,113 Corning Inc.*....................................        263,230
       3,510 Cox Communications, Inc.+*.......................        129,344
       2,042 Crown Castle International Corp.*................         12,681
      26,974 Enterasys Networks, Inc.*........................         95,758
       6,879 General Motors Corp., Class H Shares*............        101,465
         925 Harris Corp......................................         31,681
         900 Infonet Services Corp.*..........................          1,872
         100 Inrange Technologies Corp.*......................            919
      37,200 JDS Uniphase Corp.*..............................        180,420
       3,200 Level 3 Communications, Inc.+*...................          9,664
     166,094 Lucent Technologies Inc.*........................        928,465
      11,500 McLeodUSA Inc., Class A Shares+*.................          1,150
      10,000 Metromedia Fiber Network, Inc., Class A Shares*..          3,100
         600 Nextel Partners, Inc.*...........................          3,216
       3,350 NTL Inc.*........................................            603
         650 ONI Systems Corp.*...............................          3,549
         327 PanAmSat Corp.*..................................          7,034


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


    Large Capitalization Value Equity Investments
    ------------------------------------------------------------------------

      Shares                     Security                        Value
    -----------------------------------------------------------------------

    Telecommunications -- 8.0% (continued)
     1,683,671 Qwest Communications International Inc.+..... $   14,647,938
       751,799 SBC Communications Inc.......................     28,448,074
       496,158 Sprint Corp. -- FON Group+...................      6,990,866
         1,550 Sycamore Networks, Inc.*.....................          5,410
           478 Telephone and Data Systems, Inc..............         41,658
       397,300 Tellabs, Inc.*...............................      4,076,298
           100 Tellium, Inc.*...............................            209
           213 U.S. Cellular Corp.*.........................          8,264
        20,540 UTStarcom, Inc.*.............................        415,935
       552,675 Verizon Communications Inc...................     25,865,190
        20,871 Williams Communications Group, Inc.+*........          2,713
           797 WorldCom, Inc. -- MCI Group..................          5,491
     1,879,983 WorldCom, Inc. -- WorldCom Group+*...........     14,137,472
                                                             --------------
                                                                113,590,218
                                                             --------------

    Tobacco -- 2.0%
       532,758 Philip Morris Cos. Inc.......................     28,055,036
         1,868 R.J. Reynolds Tobacco Holdings, Inc..........        122,634
                                                             --------------
                                                                 28,177,670
                                                             --------------

    Toys/Games/Hobbies -- 0.1%
         2,706 Hasbro, Inc..................................         38,723
        37,970 Mattel, Inc..................................        719,532
                                                             --------------
                                                                    758,255
                                                             --------------

    Transportation -- 1.8%
       403,072 Burlington Northern Santa Fe Corp............     11,697,149
           800 CNF Inc......................................         24,808
         4,002 CSX Corp.....................................        151,035
        22,516 FedEx Corp.*.................................      1,302,776
         7,267 Norfolk Southern Corp........................        172,882
       200,774 Union Pacific Corp.+.........................     12,180,959
           800 United Parcel Service, Inc., Class B Shares..         47,151
                                                             --------------
                                                                 25,576,760
                                                             --------------

    Trucking and Leasing -- 0.0%
           835 GATX Corp....................................         25,568
                                                             --------------

    Water -- 0.0%
         1,534 American Water Works Co., Inc................         66,092
                                                             --------------
               TOTAL COMMON STOCK (Cost -- $1,321,841,465)..  1,380,970,836
                                                             --------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Value Equity Investments
-------------------------------------------------------------------------------

   Face
  Amount                         Security                           Value
------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.7%
U.S. TREASURY OBLIGATIONS -- 0.0%
$   500,000 U.S. Treasury Bills, 1.720% due
             3/28/02++ (Cost -- $499,359)...................... $      499,359
                                                                --------------
REPURCHASE AGREEMENT -- 2.7%
 38,155,000 Morgan Stanley Dean Witter & Co.,
             1.830% due 3/1/02; Proceeds at
             maturity -- $38,156,940;
             (Fully collateralized by U.S. Treasury
             Notes and Bonds, 4.875% to 8.750% due
             8/31/02 to 5/15/20;
             Market value -- $38,918,100) (Cost -- $38,155,000)     38,155,000
                                                                --------------
            TOTAL SHORT-TERM
            INVESTMENTS (Cost -- $38,654,359)..................     38,654,359
                                                                --------------
            TOTAL
            INVESTMENTS -- 100% (Cost -- $1,360,495,824**)..... $1,419,625,195
                                                                ==============

--------
 + All or a portion of this security is on loan (See Note 13).
 * Non-income producing security.
++ Security has been segregated for futures contracts commitments.
** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


Large Capitalization Growth Investments
----------------------------------------------------------------------------

Shares                         Security                          Value
---------------------------------------------------------------------------
COMMON STOCK -- 99.1%

Advertising -- 0.7%
   103,920 Omnicom Group Inc................................ $    9,720,677
                                                             --------------
Aerospace/Defense -- 0.1%
    22,800 United Technologies Corp.........................      1,663,260
                                                             --------------
Airlines -- 0.8%
   537,850 Southwest Airlines Co............................     11,354,014
                                                             --------------
Banks -- 0.4%
   156,000 Bank One Corp....................................      5,591,040
                                                             --------------
Beverages -- 1.0%
   289,040 PepsiCo, Inc.....................................     14,596,520
                                                             --------------
Biotechnology -- 5.9%
   418,000 Amgen Inc.*......................................     24,235,640
   335,000 Biogen, Inc.*....................................     17,805,250
   723,960 Genentech, Inc.*.................................     34,170,912
   124,900 IDEC Pharmaceuticals Corp.*+.....................      7,846,218
                                                             --------------
                                                                 84,058,020
                                                             --------------
Building Materials -- 0.3%
   176,450 Masco Corp.+.....................................      4,952,951
                                                             --------------
Commercial Services -- 2.5%
   170,350 Accenture Ltd.*..................................      4,461,466
   334,030 Cendant Corp.*...................................      5,815,462
    81,726 Concord EFS, Inc.*...............................      2,454,232
   610,650 Paychex, Inc.....................................     22,563,518
                                                             --------------
                                                                 35,294,678
                                                             --------------
Computers -- 5.7%
   149,090 Brocade Communications Systems, Inc.*+...........      3,275,507
 1,472,004 Dell Computer Corp.*.............................     36,343,779
    59,734 Electronic Data Systems Corp.....................      3,526,098
    85,000 International Business Machines Corp.............      8,340,200
   961,400 Network Appliance, Inc.*.........................     15,372,786
   377,170 VERITAS Software Corp.*..........................     13,385,763
                                                             --------------
                                                                 80,244,133
                                                             --------------
Cosmetics/Personal Care -- 1.4%
   147,726 Colgate-Palmolive Co.............................      8,269,701
   136,810 The Procter & Gamble Co..........................     11,600,120
                                                             --------------
                                                                 19,869,821
                                                             --------------
Diversified Financial Services -- 4.5%
    34,500 Fannie Mae.......................................      2,699,625
    47,600 Freddie Mac......................................      3,034,024
   113,580 The Goldman Sachs Group, Inc.....................      9,193,165
   198,600 J.P. Morgan Chase & Co...........................      5,809,050
   413,015 MBNA Corp........................................     14,323,360
   189,300 Morgan Stanley Dean Witter & Co.+................      9,298,416

                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Growth Investments
----------------------------------------------------------------------------

Shares                         Security                          Value
---------------------------------------------------------------------------

Diversified Financial Services -- 4.5% (continued)
   877,800 Stilwell Financial, Inc.......................... $   20,022,618
                                                             --------------
                                                                 64,380,258
                                                             --------------

Electric -- 0.1%
   184,458 The AES Corp.*...................................        951,803
                                                             --------------

Electronics -- 1.1%
   227,280 Celestica Inc.*+.................................      7,477,512
   508,300 Flextronics International Ltd.*..................      7,289,022
   159,300 Solectron Corp.*+................................      1,317,411
                                                             --------------
                                                                 16,083,945
                                                             --------------

Food -- 0.4%
   213,970 SYSCO Corp.+.....................................      6,327,093
                                                             --------------

Healthcare -- 5.8%
   192,600 Baxter International Inc.........................     10,685,448
   220,340 Guidant Corp.*+..................................      9,144,110
   219,614 Health Management Associates, Inc., Class A
            Shares*.........................................      3,876,187
   477,242 Johnson & Johnson................................     29,064,038
   386,154 Medtronic, Inc...................................     17,199,299
   162,650 Tenet Healthcare Corp.*..........................      9,393,037
    25,500 WellPoint Health Networks Inc.*..................      3,101,310
                                                             --------------
                                                                 82,463,429
                                                             --------------

Insurance -- 8.3%
   601,230 American International Group, Inc................     44,472,983
   469,200 The Progressive Corp.............................     73,101,360
                                                             --------------
                                                                117,574,343
                                                             --------------

Internet -- 2.7%
   148,940 The Charles Schwab Corp..........................      7,752,327
 1,904,900 eBay Inc.*+......................................     24,839,896
   420,160 Yahoo! Inc.*+....................................      6,075,514
                                                             --------------
                                                                 38,667,737
                                                             --------------

Leisure Time -- 0.9%
   243,266 Harley-Davidson, Inc.*...........................     12,469,815
                                                             --------------

Media -- 4.6%
   499,405 AOL Time Warner Inc.*............................     12,385,244
   189,050 Clear Channel Communications, Inc.*+.............      8,813,511
   434,620 Comcast Corp., Class A Shares*+..................     14,720,579
   129,590 COX Radio, Inc., Class A Shares*+................      4,775,391
   881,200 Liberty Media Corp., Class A Shares*.............     11,279,360
   349,350 USA Networks, Inc.*..............................     10,326,786
    70,100 Viacom, Inc., Class B Shares*....................      3,263,155
                                                             --------------
                                                                 65,564,026
                                                             --------------

Miscellaneous Manufacturing -- 5.3%
    78,909 Danaher Corp.....................................      5,305,052
 1,575,720 General Electric Co..............................     60,665,220


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Growth Investments
----------------------------------------------------------------------------

Shares                         Security                          Value
---------------------------------------------------------------------------

Miscellaneous Manufacturing -- 5.3% (continued)
   320,000 Tyco International Ltd........................... $    9,312,000
                                                             --------------
                                                                 75,282,272
                                                             --------------

Multi-Industry Companies -- 0.4%
    47,700 SPDR Trust Series 1..............................      5,300,901
                                                             --------------

Oil and Gas Services -- 0.1%
    41,182 Baker Hughes, Inc................................      1,454,136
                                                             --------------

Pharmaceuticals -- 9.5%
   147,140 Abbott Laboratories..............................      8,320,767
   262,638 American Home Products Corp......................     16,690,645
   234,729 Cardinal Health, Inc.............................     15,513,240
   159,500 Eli Lilly & Co...................................     12,078,935
    73,080 Forest Laboratories, Inc.*.......................      5,811,322
   229,830 King Pharmaceuticals, Inc.*......................      7,138,520
 1,602,177 Pfizer Inc.......................................     65,625,170
    89,395 Schering-Plough Corp.............................      3,083,234
                                                             --------------
                                                                134,261,833
                                                             --------------

Retail -- 9.9%
   308,400 CVS Corp.+.......................................      8,425,488
 1,181,344 The Home Depot, Inc..............................     59,067,200
   250,754 Kohl's Corp.*....................................     16,968,523
    92,823 Walgreen Co......................................      3,735,198
   851,360 Wal-Mart Stores, Inc.+...........................     52,792,834
                                                             --------------
                                                                140,989,243
                                                             --------------

Semiconductors -- 13.5%
   299,866 Altera Corp.*....................................      5,718,445
   813,115 Applied Materials, Inc.*+........................     35,346,109
    25,768 Applied Micro Circuits Corp.*....................        198,156
   212,680 Broadcom Corp., Class A Shares*+.................      6,518,642
 1,995,338 Intel Corp.+.....................................     56,966,900
   718,900 Maxim Integrated Products, Inc.*.................     32,896,864
   368,456 Micron Technology, Inc.+.........................     11,845,860
   134,960 NVIDIA Corp.*....................................      6,884,310
   566,710 Taiwan Semiconductor Manufacturing Co.*+.........      9,209,037
   737,060 Xilinx, Inc.*+...................................     26,475,195
                                                             --------------
                                                                192,059,518
                                                             --------------

Software -- 7.6%
   117,312 BEA Systems, Inc.*...............................      1,491,036
    59,400 First Data Corp.+................................      4,842,288
   839,985 Microsoft Corp.*.................................     49,004,725
    54,200 Oracle Corp.*....................................        900,804
    60,100 PeopleSoft, Inc.*................................      1,747,107
   273,900 Pixar, Inc.*.....................................      8,904,489
   175,690 SAP AG+..........................................      6,003,327
 1,243,768 Siebel Systems, Inc.*............................     34,527,000
                                                             --------------
                                                                107,420,776
                                                             --------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Large Capitalization Growth Investments
-----------------------------------------------------------------------------

Shares                          Security                          Value
----------------------------------------------------------------------------

Telecommunication Equipment -- 5.5%
    328,800 AT&T Wireless Services Inc.*..................... $    3,317,592
  2,917,774 Cisco Systems, Inc.*+............................     41,636,635
    418,900 Juniper Networks, Inc.*..........................      3,904,148
    483,200 Nokia Oyj........................................     10,036,064
    558,700 QUALCOMM Inc.*...................................     18,576,775
                                                              --------------
                                                                  77,471,214
                                                              --------------

Transportation -- 0.1%
     29,500 Union Pacific Corp...............................      1,789,765
                                                              --------------
            TOTAL COMMON STOCK
            (Cost -- $1,421,217,222).........................  1,407,857,221
                                                              --------------

   Face
  Amount
------------
SHORT-TERM INVESTMENTS -- 0.9%
U.S. TREASURY OBLIGATIONS -- 0.0%
$   400,000 U.S. Treasury Bill, 1.650% due 3/28/02
             (Cost -- $399,493)..............................        399,493
                                                              --------------
REPURCHASE AGREEMENT -- 0.9%
 12,781,000 Morgan Stanley Dean Witter & Co., 1.830% due
             3/1/02; Proceeds at maturity -- $12,781,650;
             (Fully collateralized by U.S. Treasury Notes and
             Bonds, 3.875% to 8.750% due 8/31/02 to 5/15/20;
             Market
             value -- $13,043,054) (Cost -- $12,781,000).....     12,781,000
                                                              --------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost -- $13,180,493)............................     13,180,493
                                                              --------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $1,434,397,715**)....................... $1,421,037,714
                                                              ==============

--------
 * Non-income producing security.
 + All or a portion of this security is on loan (See Note 13).
** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

          Schedules of Investments
          (unaudited) (continued)


S&P 500 Index Investments
--------------------------------------------------------------------------------

Shares                           Security                              Value
-------------------------------------------------------------------------------
COMMON STOCK -- 96.5%

Advertising -- 0.3%
  1,186 The Interpublic Group Cos., Inc.+.......................... $    32,259
    600 Omnicom Group Inc..........................................      56,124
                                                                    -----------
                                                                         88,383
                                                                    -----------

Aerospace/Defense -- 1.4%
  2,596 The Boeing Co..............................................     119,312
    628 General Dynamics Corp......................................      57,072
    307 Goodrich Corp.+............................................       9,164
  1,315 Lockheed Martin Corp.......................................      74,179
    357 Northrop Grumman Corp.+....................................      38,213
  1,231 Raytheon Co.+..............................................      47,627
    557 Rockwell Collins, Inc......................................      12,950
  1,439 United Technologies Corp.+.................................     104,975
                                                                    -----------
                                                                        463,492
                                                                    -----------

Agriculture -- 1.1%
  6,701 Philip Morris Cos., Inc....................................     352,874
    496 UST Inc.+..................................................      17,290
                                                                    -----------
                                                                        370,164
                                                                    -----------

Airlines -- 0.2%
    455 AMR Corp...................................................      11,875
    424 Delta Air Lines, Inc.......................................      14,628
  2,360 Southwest Airlines Co......................................      49,819
    258 U.S. Airways Group, Inc.*+.................................       1,372
                                                                    -----------
                                                                         77,694
                                                                    -----------

Apparel -- 0.3%
    400 Jones Apparel Group, Inc.*+................................      14,264
    356 Liz Claiborne, Inc.........................................      10,790
    818 NIKE, Inc., Class B Shares+................................      48,147
    150 Reebok International Ltd.+*................................       4,152
    343 V.F. Corp.+................................................      14,423
                                                                    -----------
                                                                         91,776
                                                                    -----------

Auto Manufacturers -- 0.6%
  5,615 Ford Motor Co.+............................................      83,551
  1,725 General Motors Corp.+......................................      91,390
    154 Navistar International Corp.*..............................       6,548
    192 PACCAR Inc.................................................      13,810
                                                                    -----------
                                                                        195,299
                                                                    -----------

Auto Parts and Equipment -- 0.2%
    207 Cooper Tire & Rubber Co....................................       3,958
    439 Dana Corp..................................................       8,165
  1,703 Delphi Automotive Systems Corp.............................      27,231
    482 The Goodyear Tire & Rubber Co.+............................      13,255
    424 TRW Inc....................................................      21,306
    448 Visteon Corp...............................................       6,352
                                                                    -----------
                                                                         80,267
                                                                    -----------

                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


S&P 500 Index Investments
--------------------------------------------------------------------------------

Shares                           Security                              Value
-------------------------------------------------------------------------------

Banks -- 5.7%
  1,097 AmSouth Bancorporation+.................................... $    23,201
  4,847 Bank of America Corp.......................................     309,965
  2,264 The Bank of New York Co., Inc..............................      85,217
  3,536 Bank One Corp.+............................................     126,730
  1,372 BB&T Corp..................................................      50,778
    542 Comerica Inc.+.............................................      32,439
  1,783 Fifth Third Bancorp........................................     113,684
  3,257 FleetBoston Financial Corp.................................     108,718
    762 Huntington Bancshares Inc..................................      14,059
  1,348 KeyCorp....................................................      33,808
    361 Marshall & Ilsley Corp.....................................      22,017
  1,437 Mellon Financial Corp......................................      51,732
  1,905 National City Corp.........................................      54,331
    630 Northern Trust Corp........................................      34,096
    889 PNC Financial Services Group...............................      48,842
    733 Regions Financial Corp.....................................      23,823
  1,036 SouthTrust Corp............................................      26,180
  1,034 State Street Corp..........................................      52,424
    902 SunTrust Banks, Inc........................................      56,637
    927 Synovus Financial Corp.....................................      27,161
  5,969 U.S. Bancorp...............................................     124,454
    369 Union Planters Corp........................................      17,181
  4,145 Wachovia Corp..............................................     137,738
  5,217 Wells Fargo & Co.+.........................................     244,677
    295 Zions Bancorporation.......................................      15,591
                                                                    -----------
                                                                      1,835,483
                                                                    -----------

Beverages -- 2.6%
     61 Adolph Coors Co., Class B Shares...........................       3,691
  2,684 Anheuser-Busch Cos., Inc...................................     136,481
    212 Brown-Forman Corp., Class B Shares.........................      14,405
  7,602 The Coca-Cola Co...........................................     360,259
  1,322 Coca-Cola Enterprises Inc..................................      23,042
    900 The Pepsi Bottling Group, Inc..............................      22,365
  5,330 PepsiCo, Inc...............................................     269,165
                                                                    -----------
                                                                        829,408
                                                                    -----------

Biotechnology -- 1.0%
  3,232 Amgen Inc.*................................................     187,391
    400 Biogen, Inc.*..............................................      21,260
    584 Chiron Corp.*..............................................      25,357
    660 Genzyme Corp.*+............................................      29,291
  1,649 Immunex Corp.*.............................................      47,392
                                                                    -----------
                                                                        310,691
                                                                    -----------

Building Materials -- 0.2%
  1,410 Masco Corp.+...............................................      39,579
    305 Vulcan Materials Co........................................      14,741
                                                                    -----------
                                                                         54,320
                                                                    -----------

Casino Services -- 0.0%
    248 International Game Technology*.............................      16,745
                                                                    -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


S&P 500 Index Investments
--------------------------------------------------------------------------------

Shares                           Security                              Value
-------------------------------------------------------------------------------

Chemicals -- 1.4%
    649 Air Products & Chemicals, Inc.............................. $    31,477
    197 Ashland Inc................................................       8,548
  2,739 The Dow Chemical Co........................................      85,676
  3,151 E.I. du Pont de Nemours & Co...............................     147,593
    233 Eastman Chemical Co........................................      10,252
    434 Ecolab Inc.................................................      20,324
    434 Engelhard Corp.............................................      12,486
    110 Great Lakes Chemical Corp.*................................       2,591
    328 Hercules Inc.*.............................................       4,100
    305 International Flavors & Fragrances Inc.+...................      10,507
    517 PPG Industries, Inc........................................      26,548
    482 Praxair, Inc...............................................      27,908
    719 Rohm & Haas Co.+...........................................      27,617
    437 The Sherwin-Williams Co....................................      11,545
    228 Sigma-Aldrich Corp.........................................      10,395
                                                                    -----------
                                                                        437,567
                                                                    -----------

Commercial Services -- 0.9%
  2,986 Cendant Corp.*.............................................      51,986
  1,590 Concord EFS, Inc.*.........................................      47,748
    517 Convergys Corp.*...........................................      15,763
    152 Deluxe Corp................................................       7,205
    477 Equifax Inc................................................      14,310
    542 H&R Block, Inc.............................................      27,344
    872 McKesson Inc...............................................      30,738
    446 Moody's Corp...............................................      16,502
  1,138 Paychex, Inc.+.............................................      42,049
    410 Quintiles Transnational Corp.*.............................       6,810
    375 R.R. Donnelley & Sons Co...................................      10,729
    539 Robert Half International Inc..............................      14,019
                                                                    -----------
                                                                        285,203
                                                                    -----------

Computers -- 4.0%
  1,055 Apple Computer, Inc.+*.....................................      22,894
  5,205 Compaq Computer Corp.......................................      52,779
    516 Computer Sciences Corp.*...................................      24,515
  8,003 Dell Computer Corp.*+......................................     197,594
  1,483 Electronic Data Systems Corp...............................      87,541
  6,785 EMC Corp.*.................................................      73,957
  1,032 Gateway, Inc.*.............................................       4,747
  5,950 Hewlett-Packard Co.+.......................................     119,714
  5,296 International Business Machines Corp.+.....................     519,644
    438 Lexmark International, Inc.*...............................      21,773
    285 NCR Corp.*.................................................      11,913
  1,061 Network Appliance, Inc.*+..................................      16,965
  1,781 Palm, Inc.*................................................       5,379
  9,964 Sun Microsystems, Inc.*....................................      84,794
  1,014 Unisys Corp.*..............................................      11,255
  1,248 VERITAS Software Corp.*....................................      44,292
                                                                    -----------
                                                                      1,299,756
                                                                    -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


S&P 500 Index Investments
---------------------------------------------------------

Shares                Security                  Value
--------------------------------------------------------

Cosmetics/Personal Care -- 2.1%
    219 Alberto-Culver Co., Class B Shares.. $    11,403
    676 Avon Products, Inc..................      34,942
  1,700 Colgate-Palmolive Co................      95,166
  3,268 The Gillette Co.....................     111,733
  1,568 Kimberly-Clark Corp.................      98,157
  3,959 The Procter & Gamble Co.............     335,684
                                             -----------
                                                 687,085
                                             -----------

Distribution/Wholesale -- 0.1%
    527 Genuine Parts Co....................      19,251
    272 W.W. Grainger, Inc..................      16,121
                                             -----------
                                                  35,372
                                             -----------

Diversified Financial Services -- 6.5%
  4,111 American Express Co.................     149,846
    296 The Bear Stearns Cos., Inc.+........      16,307
    610 Capital One Financial Corp.+........      30,055
 15,814 Citigroup Inc.#.....................     715,584
    400 Countrywide Credit Industries, Inc.+      16,420
  3,072 Fannie Mae..........................     240,384
    756 Franklin Resources, Inc.+...........      30,890
  2,179 Freddie Mac.........................     138,889
  1,417 Household International, Inc........      72,976
  6,098 J.P. Morgan Chase & Co.+............     178,366
    709 Lehman Brothers Holdings Inc........      40,059
  2,651 MBNA Corp...........................      91,937
  2,622 Merrill Lynch & Co., Inc............     125,725
  3,354 Morgan Stanley Dean Witter & Co.....     164,748
    873 Providian Financial Corp.*..........       3,396
    631 Stilwell Financial, Inc.+...........      14,393
    423 T. Rowe Price Group Inc.............      16,840
    515 USA Education Inc...................      47,766
                                             -----------
                                               2,094,581
                                             -----------

Electric -- 2.3%
  1,624 The AES Corp.*......................       8,380
    334 Allegheny Energy, Inc...............      11,546
    467 Ameren Corp.+.......................      19,086
  1,030 American Electric Power Co., Inc.+..      45,166
    961 Calpine Corp.*+.....................       7,063
    483 Cinergy Corp........................      15,359
    430 CMS Energy Corp.+...................       9,374
    601 Consolidated Edison, Inc.+..........      24,521
    498 Constellation Energy Group, Inc.....      14,382
    805 Dominion Resources, Inc.+...........      46,915
    480 DTE Energy Co.......................      19,882
  2,394 Duke Energy Corp.+..................      84,508
  1,040 Edison International*...............      16,432
    629 Entergy Corp.+......................      25,965
  1,026 Exelon Corp.+.......................      50,561
    925 FirstEnergy Corp....................      33,855
    538 FPL Group, Inc.+....................      28,573


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


S&P 500 Index Investments
----------------------------------------------------------------------

Shares                      Security                         Value
---------------------------------------------------------------------

Electric -- 2.3% (continued)
  1,279 Mirant Corp.*+................................... $    11,102
    670 NiSource Inc.....................................      14,063
  1,227 PG&E Corp.*......................................      26,025
    258 Pinnacle West Capital Corp.......................      10,464
    490 PPL Corp.+.......................................      15,979
    711 Progress Energy, Inc.............................      31,810
    654 Public Service Enterprise Group..................      27,579
    954 Reliant Energy, Inc..............................      19,843
  2,160 The Southern Co.+................................      54,864
    399 TECO Energy, Inc.................................       9,967
    804 TXU Corp.+.......................................      40,899
  1,037 XCEL Energy, Inc.+...............................      24,525
                                                          -----------
                                                              748,688
                                                          -----------

Electrical Components and Equipment -- 0.3%
    590 American Power Conversion Corp.*.................       7,723
  1,358 Emerson Electric Co.+............................      78,207
    596 Molex Inc........................................      17,642
    215 Power-One, Inc.*.................................       1,511
                                                          -----------
                                                              105,083
                                                          -----------

Electronics -- 0.7%
  1,396 Agilent Technologies, Inc.*+.....................      43,485
    694 Applera Corp. -- Applied Biosystems Group........      15,684
    628 Jabil Circuit, Inc.*.............................      11,712
    270 Johnson Controls, Inc............................      23,965
    186 Millipore Corp...................................       9,709
    400 Parker-Hannifin Corp.............................      19,928
    418 PerkinElmer, Inc.................................       9,614
  1,577 Sanmina-SCI Corp.*...............................      16,007
  2,513 Solectron Corp.*.................................      20,783
    726 Symbol Technologies, Inc.*.......................       6,265
    265 Tektronix, Inc...................................       6,336
    549 Thermo Electron Corp.*...........................      11,172
    225 Thomas & Betts Corp.*............................       4,298
    444 Waters Corp.*....................................      13,875
                                                          -----------
                                                              212,833
                                                          -----------

Engineering and Construction -- 0.0%
    224 Fluor Corp.......................................       8,492
    239 McDermott International, Inc.*...................       3,422
                                                          -----------
                                                               11,914
                                                          -----------

Environmental Control -- 0.2%
    599 Allied Waste Industries, Inc.*+..................       7,817
  1,896 Waste Management, Inc............................      49,884
                                                          -----------
                                                               57,701
                                                          -----------

Food -- 2.2%
  1,202 Albertson's, Inc.+...............................      36,373
  2,027 Archer-Daniels-Midland Co........................      28,074
  1,287 Campbell Soup Co.+...............................      34,414


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


S&P 500 Index Investments
------------------------------------------------------

Shares              Security                 Value
-----------------------------------------------------

Food -- 2.2% (continued)
  1,641 ConAgra Foods, Inc............... $    38,416
  1,118 General Mills, Inc...............      51,685
  1,062 H.J. Heinz Co.+..................      43,298
    419 Hershey Foods Corp...............      29,602
  1,287 Kellogg Co.......................      44,466
  2,449 The Kroger Co.*..................      54,245
  1,578 Safeway Inc.*+...................      67,822
  2,447 Sara Lee Corp....................      51,191
    454 SUPERVALU Inc....................      11,781
  2,066 SYSCO Corp.......................      61,092
  1,745 Unilever NV......................     101,699
    408 Winn-Dixie Stores, Inc...........       6,834
    642 Wm. Wrigley Jr., Co..............      35,978
                                          -----------
                                              696,970
                                          -----------

Forest Products and Paper -- 0.5%
    136 Boise Cascade Corp...............       4,889
    737 Georgia-Pacific Group............      18,904
  1,515 International Paper Co...........      66,281
    331 Louisiana-Pacific Corp.*.........       3,340
    594 MeadWestvaco Corp................      20,636
    542 Plum Creek Timber Co., Inc.+.....      16,775
    120 Temple-Inland Inc................       6,683
    616 Weyerhaeuser Co..................      38,081
                                          -----------
                                              175,589
                                          -----------

Gas -- 0.1%
    461 KeySpan Corp.....................      14,775
     99 NICOR Inc........................       4,143
     66 Peoples Energy Corp..............       2,452
    677 Sempra Energy....................      15,111
                                          -----------
                                               36,481
                                          -----------

Hand/Machine Tools -- 0.1%
    248 The Black & Decker Corp..........      12,028
    138 Snap-On Inc......................       4,754
    255 The Stanley Works................      12,860
                                          -----------
                                               29,642
                                          -----------

Healthcare - Products -- 3.3%
    199 Bausch & Lomb Inc................       7,558
  1,856 Baxter International Inc.........     102,971
    782 Becton, Dickinson & Co...........      28,692
    813 Biomet, Inc......................      24,845
  1,190 Boston Scientific Corp.*.........      26,608
    101 C.R. Bard, Inc.+.................       5,494
    885 Guidant Corp.*+..................      36,728
  9,403 Johnson & Johnson................     572,643
  3,716 Medtronic, Inc...................     165,511
    306 St. Jude Medical, Inc.*..........      23,960
    592 Stryker Corp.....................      36,408


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


          S&P 500 Index Investments
          ------------------------------------------------------------

          Shares                 Security                    Value
          -----------------------------------------------------------

          Healthcare - Products -- 3.3% (continued)
              622 Zimmer Holdings, Inc.*................. $    22,243
                                                          -----------
                                                            1,053,661
                                                          -----------

          Healthcare - Services -- 0.9%
              486 Aetna Inc..............................      17,039
            1,549 HCA Inc.+..............................      63,091
              721 Health Management Associates, Inc.*....      12,726
            1,222 HEALTHSOUTH Corp.*+....................      14,554
              518 Humana Inc.*...........................       6,786
              322 Manor Care, Inc.*......................       6,038
            1,026 Tenet Healthcare Corp.*................      59,252
              976 UnitedHealth Group Inc.................      70,750
              223 WellPoint Health Networks Inc.*........      27,121
                                                          -----------
                                                              277,357
                                                          -----------

          Home Builders -- 0.1%
              231 Centex Corp............................      13,500
              197 KB Home................................       8,599
              148 Pulte Homes Inc........................       7,687
                                                          -----------
                                                               29,786
                                                          -----------

          Home Furnishings -- 0.1%
              637 Leggett & Platt, Inc...................      16,339
              217 Maytag Corp............................       8,665
              196 Whirlpool Corp.........................      14,720
                                                          -----------
                                                               39,724
                                                          -----------

          Household Products/Wares -- 0.2%
              177 American Greetings Corp., Class A
                   Shares*+..............................       2,437
              341 Avery Dennison Corp....................      21,824
              673 The Clorox Co..........................      29,471
              421 Fortune Brands, Inc....................      19,156
              143 Tupperware Corp........................       2,886
                                                          -----------
                                                               75,774
                                                          -----------

          Housewares -- 0.1%
              817 Newell Rubbermaid Inc..................      25,433
                                                          -----------

          Insurance -- 4.5%
              778 ACE Ltd................................      34,154
            1,568 AFLAC Inc..............................      40,298
            2,180 The Allstate Corp......................      76,344
              320 Ambac Financial Group, Inc.............      19,856
            8,049 American International Group, Inc......     595,385
              834 Aon Corp...............................      28,881
              515 The Chubb Corp.+.......................      38,697
              474 CIGNA Corp.*...........................      42,518
              492 Cincinnati Financial Corp..............      19,783
            1,043 Conseco, Inc.+*........................       3,911
              717 The Hartford Financial Services Group,
                   Inc...................................      48,039
              422 Jefferson-Pilot Corp...................      21,341
              940 John Hancock Financial Services, Inc.+.      36,105


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


          S&P 500 Index Investments
          ------------------------------------------------------------

          Shares                 Security                    Value
          -----------------------------------------------------------

          Insurance -- 4.5% (continued)
              588 Lincoln National Corp.................. $    30,111
              586 Loews Corp.............................      34,181
              865 Marsh & McLennan Cos., Inc.+...........      91,301
              498 MBIA, Inc..............................      29,108
            2,223 MetLife, Inc.+.........................      70,869
              322 MGIC Investment Corp...................      21,613
              226 The Progressive Corp...................      35,211
              436 SAFECO Corp............................      14,802
              663 The St. Paul Cos., Inc.+...............      32,421
              338 Torchmark Corp.........................      13,584
              783 UnumProvident Corp.....................      22,175
              429 XL Capital Ltd.........................      40,867
                                                          -----------
                                                            1,441,555
                                                          -----------

          Internet -- 0.3%
            4,172 The Charles Schwab Corp................      54,403
              444 Sapient Corp.*.........................       1,949
              350 TMP Worldwide Inc.*+...................       9,772
            1,749 Yahoo! Inc.*+..........................      25,291
                                                          -----------
                                                               91,415
                                                          -----------

          Iron/Steel -- 0.1%
              216 Allegheny Technologies Inc.............       3,372
              232 Nucor Corp.+...........................      13,108
              246 USX-U.S. Steel Group Inc.+.............       4,359
                                                          -----------
                                                               20,839
                                                          -----------

          Leisure Time -- 0.4%
              265 Brunswick Corp.+.......................       7,152
            1,836 Carnival Corp..........................      50,104
              971 Harley-Davidson, Inc.+.................      49,773
              448 Sabre Holdings Corp.*+.................      19,716
                                                          -----------
                                                              126,745
                                                          -----------

          Lodging -- 0.3%
              356 Harrah's Entertainment, Inc.*..........      14,397
            1,126 Hilton Hotels Corp.....................      14,480
              777 Marriott International, Inc., Class A
                   Shares+...............................      30,668
              637 Starwood Hotels & Resorts Worldwide,
                   Inc.+.................................      22,932
                                                          -----------
                                                               82,477
                                                          -----------

          Machinery - Construction and Mining -- 0.2%
            1,001 Caterpillar Inc.+......................      55,566
                                                          -----------

          Machinery - Diversified -- 0.3%
               85 Cummins Inc.+..........................       3,534
              764 Deere & Co.............................      36,619
              622 Dover Corp.............................      24,613
              490 Ingersoll-Rand Co......................      24,500
              557 Rockwell Automation, Inc...............      11,001
                                                          -----------
                                                              100,267
                                                          -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


S&P 500 Index Investments
--------------------------------------------------------------------------------

Shares                           Security                              Value
-------------------------------------------------------------------------------

Media -- 3.5%
 13,645 AOL Time Warner Inc.*...................................... $   338,396
  1,782 Clear Channel Communications, Inc.*........................      83,077
  2,919 Comcast Corp., Class A Shares*+............................      98,867
    262 Dow Jones & Co., Inc.......................................      14,622
    815 Gannett Co.................................................      62,087
    224 Knight-Ridder, Inc.+.......................................      15,098
    586 The McGraw-Hill Cos., Inc..................................      38,559
    112 Meredith Corp..............................................       4,420
    448 The New York Times Co., Class A Shares.....................      19,667
    922 Tribune Co.................................................      39,480
    680 Univision Communications Inc.*+............................      28,043
  5,475 Viacom Inc., Class B Shares*+..............................     254,861
  6,271 The Walt Disney Co.+.......................................     144,233
                                                                    -----------
                                                                      1,141,410
                                                                    -----------

Metal Fabricate/Hardware -- 0.0%
    253 Worthington Industries, Inc.*..............................       3,722
                                                                    -----------

Mining -- 0.7%
  1,023 Alcan Inc..................................................      41,472
  2,641 Alcoa Inc.+................................................      99,222
  1,627 Barrick Gold Corp..........................................      29,367
    398 Freeport-McMoRan Copper & Gold, Inc., Class B Shares*......       5,831
    555 Inco Ltd.*.................................................      10,340
  1,203 Newmont Mining Corp.+......................................      29,016
    241 Phelps Dodge Corp..........................................       9,136
  1,048 Placer Dome Inc.+..........................................      12,178
                                                                    -----------
                                                                        236,562
                                                                    -----------

Miscellaneous Manufacturer -- 5.6%
    263 Cooper Industries, Inc.....................................       9,297
    135 Crane Co...................................................       3,298
    480 Danaher Corp.+.............................................      32,270
    916 Eastman Kodak Co.+.........................................      28,854
    205 Eaton Corp.................................................      16,552
 30,543 General Electric Co........................................   1,175,906
  2,490 Honeywell International Inc................................      94,919
    974 Illinois Tool Works Inc....................................      71,647
    263 ITT Industries Inc.........................................      15,517
  1,206 Minnesota Mining & Manufacturing Co........................     142,224
    410 Pall Corp..................................................       8,003
    382 Textron, Inc...............................................      18,156
  6,095 Tyco International Ltd.+...................................     177,364
                                                                    -----------
                                                                      1,794,007
                                                                    -----------

Office/Business Equipment -- 0.2%
    715 Pitney Bowes Inc...........................................      29,830
  2,197 Xerox Corp.+*..............................................      21,333
                                                                    -----------
                                                                         51,163
                                                                    -----------

Oil and Gas Producers -- 5.9%
    273 Amerada Hess Corp.+........................................      18,911
    709 Anadarko Petroleum Corp....................................      36,939


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


S&P 500 Index Investments
--------------------------------------------------------------------------------

Shares                           Security                              Value
-------------------------------------------------------------------------------

Oil and Gas Producers -- 5.9% (continued)
    371  Apache Corp............................................... $    19,570
    610  Burlington Resources Inc..................................      22,924
  3,248  ChevronTexaco Corp........................................     274,261
  1,901  Conoco Inc., Class B Shares...............................      52,582
    437  Devon Energy Corp.+.......................................      19,088
    356  EOG Resources, Inc.+......................................      12,528
 21,066  Exxon Mobil Corp.+........................................     870,026
    338  Kerr-McGee Corp.+.........................................      18,688
    900  Marathon Oil Corp.+.......................................      24,750
    402  Nabors Industries, Inc.*..................................      14,259
    360  Noble Drilling Corp.*.....................................      12,683
  1,124  Occidental Petroleum Corp.................................      30,168
  1,204  Phillips Petroleum Co.....................................      71,168
    289  Rowan Cos., Inc.+*........................................       5,390
  6,524  Royal Dutch Petroleum Co..................................     335,138
    205  Sunoco, Inc.+.............................................       7,897
  1,013  Transocean Sedco Forex Inc................................      28,374
    795  Unocal Corp...............................................      28,564
                                                                    -----------
                                                                      1,903,908
                                                                    -----------

Oil and Gas Services -- 0.5%
  1,067  Baker Hughes Inc.+........................................      37,676
  1,297  Halliburton Co............................................      21,349
  1,803  Schlumberger Ltd..........................................     104,953
                                                                    -----------
                                                                        163,978
                                                                    -----------

Packaging and Containers -- 0.1%
    178  Ball Corp.................................................       7,528
    139  Bemis Co., Inc............................................       7,917
    459  Pactiv Corp.*.............................................       8,735
    252  Sealed Air Corp.*.........................................      11,335
                                                                    -----------
                                                                         35,515
                                                                    -----------

Pharmaceuticals -- 8.8%
  4,729  Abbott Laboratories.......................................     267,425
    448  Allergan, Inc.............................................      29,048
  4,061  American Home Products Corp...............................     258,077
    303  AmerisourceBergen Corp....................................      20,513
  5,915  Bristol-Myers Squibb Co.#.................................     278,005
  1,379  Cardinal Health, Inc......................................      91,138
  3,449  Eli Lilly & Co............................................     261,193
    534  Forest Laboratories, Inc.*................................      42,464
    742  King Pharmaceuticals, Inc.*...............................      23,046
    751  MedImmune, Inc.*..........................................      30,964
  7,013  Merck & Co., Inc..........................................     430,107
 19,277  Pfizer Inc................................................     789,586
  3,923  Pharmacia Corp............................................     161,039
  4,463  Schering-Plough Corp......................................     153,929
    365  Watson Pharmaceuticals, Inc.*+............................      10,687
                                                                    -----------
                                                                      2,847,221
                                                                    -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


           S&P 500 Index Investments
           -----------------------------------------------------------

           Shares                 Security                   Value
           ----------------------------------------------------------

           Pipelines -- 0.4%
             1,078 Dynegy Inc.+.......................... $    27,564
             1,521 El Paso Corp.+........................      59,441
               352 Kinder Morgan, Inc....................      14,432
             1,613 The Williams Cos., Inc................      24,921
                                                          -----------
                                                              126,358
                                                          -----------

           Real Estate Investment Trusts -- 0.2%
             1,241 Equity Office Properties Trust........      35,617
               829 Equity Residential Properties Trust+..      22,342
                                                          -----------
                                                               57,959
                                                          -----------

           Retail -- 7.3%
               332 AutoZone, Inc.*.......................      22,032
               917 Bed Bath & Beyond Inc.*...............      30,628
               683 Best Buy Co., Inc.*+..................      46,034
               387 Big Lots, Inc.*.......................       4,876
               675 Circuit City Stores-Circuit City Group      12,069
             1,365 Costco Wholesale Corp.*...............      56,320
             1,244 CVS Corp.+............................      33,986
               395 Darden Restaurants, Inc...............      16,701
               259 Dillard's, Inc., Class A Shares.......       5,206
             1,057 Dollar General Corp...................      15,591
               506 Family Dollar Stores, Inc.............      16,617
               609 Federated Department Stores, Inc.*....      25,523
             2,698 The Gap, Inc.+........................      32,295
             7,224 The Home Depot, Inc...................     361,200
               796 J.C. Penney Co., Inc.+................      15,554
             1,066 Kohl's Corp.*.........................      72,136
             1,298 The Limited, Inc.+*...................      23,377
             2,398 Lowe's Cos., Inc......................     108,510
               960 The May Department Stores Co..........      35,174
             3,952 McDonald's Corp.......................     103,147
               363 Nordstrom, Inc.+......................       9,242
               954 Office Depot, Inc.*...................      18,136
               566 RadioShack Corp.......................      15,531
             1,020 Sears, Roebuck & Co.+.................      53,632
             1,434 Staples, Inc.*........................      28,207
             1,202 Starbucks Corp.*+.....................      27,658
             2,736 Target Corp...........................     114,638
               398 Tiffany & Co..........................      13,058
               852 The TJX Cos., Inc.*...................      32,350
               646 Toys "R" Us, Inc.+....................      11,505
               395 Tricon Global Restaurants, Inc........      23,356
             3,148 Walgreen Co.+.........................     126,676
            13,692 Wal-Mart Stores, Inc.+................     849,041
               328 Wendy's International, Inc............      10,171
                                                          -----------
                                                            2,370,177
                                                          -----------

           Savings and Loans -- 0.5%
               716 Charter One Financial, Inc............      21,809
               531 Golden West Financial Corp............      33,851
             2,977 Washington Mutual, Inc................      96,842
                                                          -----------
                                                              152,502
                                                          -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


     S&P 500 Index Investments
     ----------------------------------------------------------------------

     Shares                      Security                         Value
     ---------------------------------------------------------------------

     Semiconductors -- 4.0%
       1,010 Advanced Micro Devices, Inc.*.................... $    13,635
       1,211 Altera Corp.*....................................      23,094
       1,097 Analog Devices, Inc.*............................      40,819
       2,475 Applied Materials, Inc.*.........................     107,588
         960 Applied Micro Circuits Corp.*....................       7,382
         790 Broadcom Corp.*+.................................      24,214
         771 Conexant Systems, Inc.*..........................       7,895
      20,622 Intel Corp.+.....................................     588,758
         559 KLA-Tencor Corp.*+...............................      32,372
       1,013 Linear Technology Corp...........................      37,309
       1,121 LSI Logic Corp.*.................................      16,804
       1,030 Maxim Integrated Products, Inc.*.................      47,133
       1,860 Micron Technology, Inc.*+........................      59,799
          -- Mykrolis Corp.*..................................           9
         528 National Semiconductor Corp.*....................      13,279
         483 Novellus Systems, Inc.*+.........................      20,571
         411 NVIDIA Corp.*....................................      20,965
         484 PMC-Sierra, Inc.*+...............................       7,071
         279 QLogic Corp.*+...................................      10,393
         529 Teradyne, Inc.*+.................................      17,727
       5,301 Texas Instruments Inc.+..........................     155,584
         572 Vitesse Semiconductor Corp.*+....................       4,015
       1,003 Xilinx, Inc.*+...................................      36,028
                                                               -----------
                                                                 1,292,444
                                                               -----------

     Software -- 5.3%
         684 Adobe Systems Inc................................      24,884
         117 Autodesk, Inc.+..................................       5,168
       1,935 Automatic Data Processing, Inc...................     101,994
         795 BMC Software, Inc.*..............................      12,760
         565 Citrix Systems, Inc.*............................       8,571
       1,804 Computer Associates International, Inc.+.........      29,369
       1,165 Compuware Corp.*.................................      13,293
       1,208 First Data Corp.+................................      98,476
         570 Fiserv, Inc.*....................................      24,362
         943 IMS Health Inc...................................      18,860
         681 Intuit Inc.*.....................................      25,803
         240 Mercury Interactive Corp.*.......................       8,131
      16,533 Microsoft Corp.*.................................     964,535
       1,122 Novell, Inc.*....................................       4,589
      17,072 Oracle Corp.*....................................     283,737
         810 Parametric Technology Corp.*.....................       5,962
         974 PeopleSoft, Inc.*+...............................      28,314
         579 Rational Software Corp.*+........................      10,746
       1,414 Siebel Systems, Inc.*............................      39,253
                                                               -----------
                                                                 1,708,807
                                                               -----------

     Telecommunication Equipment -- 6.9%
       2,473 ADC Telecommunications, Inc.*....................       8,903
         904 ALLTEL Corp......................................      50,308
         258 Andrew Corp.*....................................       4,337
      10,882 AT&T Corp........................................     169,106


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


  S&P 500 Index Investments
  ----------------------------------------------------------------------------

  Shares                         Security                           Value
  ---------------------------------------------------------------------------

  Telecommunication Equipment -- 6.9% (continued)
    8,303 AT&T Wireless Services Inc.*.......................... $     83,777
      869 Avaya Inc.*...........................................        4,649
    5,771 BellSouth Corp.+......................................      223,684
      480 CenturyTel, Inc.......................................       15,936
      962 CIENA Corp.*+.........................................        7,465
   22,537 Cisco Systems, Inc.*+.................................      321,603
      853 Citizens Communications Co.*..........................        7,771
      554 Comverse Technology, Inc.*+...........................        8,670
    2,905 Corning Inc.*.........................................       19,551
    4,138 JDS Uniphase Corp.*...................................       20,069
   10,543 Lucent Technologies Inc.*.............................       58,935
    6,819 Motorola, Inc.+.......................................       88,647
    2,503 Nextel Communications, Inc.*..........................       12,490
    9,868 Nortel Networks Corp.*+...............................       50,031
    2,352 QUALCOMM Inc.*........................................       78,204
    5,111 Qwest Communications International Inc................       44,466
   10,329 SBC Communications Inc................................      390,849
      445 Scientific-Atlanta, Inc.+.............................        9,955
    2,696 Sprint Corp. (FON Group)+.............................       37,987
    2,987 Sprint Corp. (PCS Group)*.............................       27,630
    1,307 Tellabs, Inc.*........................................       13,410
    8,362 Verizon Communications Inc............................      391,342
    9,023 WorldCom, Inc. -- WorldCom Group*.....................       67,853
                                                                 ------------
                                                                    2,217,628
                                                                 ------------

  Textiles -- 0.1%
      510 Cintas Corp.+.........................................       22,588
                                                                 ------------

  Toys/Games/Hobbies -- 0.1%
      520 Hasbro, Inc...........................................        7,441
    1,303 Mattel, Inc...........................................       24,692
                                                                 ------------
                                                                       32,133
                                                                 ------------

  Transportation -- 0.6%
    1,202 Burlington Northern Santa Fe Corp.+...................       34,882
      603 CSX Corp..............................................       22,757
      949 FedEx Corp.*..........................................       54,909
    1,174 Norfolk Southern Corp.+...............................       27,930
      753 Union Pacific Corp....................................       45,685
                                                                 ------------
                                                                      186,163
                                                                 ------------

  Trucking and Leasing -- 0.0%
      137 Ryder System, Inc.....................................        3,850
                                                                 ------------
          TOTAL COMMON STOCK (Cost -- $32,618,464)..............   31,096,881
                                                                 ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


  S&P 500 Index Investments
  ----------------------------------------------------------------------------

    Face
   Amount                         Security                           Value
  ---------------------------------------------------------------------------
  SHORT-TERM INVESTMENTS -- 3.5%
  U.S. TREASURY OBLIGATIONS -- 1.4%
  $450,000 U.S. Treasury Bill, 1.650% due 3/28/02
            (Cost -- $449,426)................................... $   449,426
                                                                  -----------
  REPURCHASE AGREEMENT -- 2.1%
   683,000 Morgan Stanley Dean Witter & Co., 1.830% due 3/1/02;
            Proceeds at maturity -- $683,035; (Fully
            collateralized by U.S. Treasury Notes and Bonds,
            3.875% to 8.750% due 8/31/02 to 5/15/20; Market
            value -- $697,004) (Cost -- $683,000)................     683,000
                                                                  -----------
           TOTAL SHORT-TERM INVESTMENTS (Cost -- $1,132,426).....   1,132,426
                                                                  -----------
           TOTAL INVESTMENTS -- 100% (Cost -- $33,750,890**)..... $32,229,307
                                                                  ===========

--------
 + All or a portion of this security is on loan (See Note 13).
 * Non-income producing security.
 # Security is segregated as collateral for futures contracts commitments. ** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Intermediate Fixed Income Investments
----------------------------------------------------------------------------------------------------

    Face
   Amount                                           Security                               Value
----------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS -- 10.0%

U.S. Treasury Obligations -- 10.0%
                          U.S. Treasury Notes:
$  1,425,000               3.000% due 1/31/04......................................... $   1,425,613
     775,000               6.750% due 5/15/05.........................................       846,168
   2,630,000               5.750% due 11/15/05........................................     2,797,663
   6,425,000               3.500% due 11/15/06........................................     6,240,024
   2,200,000               6.125% due 8/15/07.........................................     2,381,236
     665,000               5.625% due 5/15/08.........................................       703,025
     110,000               4.750% due 11/15/08........................................       110,726
   5,152,000               5.750% due 8/15/10.........................................     5,465,551
                          U.S. Treasury Bonds:
     615,000               10.375% due 11/15/12.......................................       790,945
   6,085,000               9.250% due 2/15/16.........................................     8,340,710
   4,900,000               8.000% due 11/15/21........................................     6,293,021
   1,133,000               5.250% due 2/15/29.........................................     1,080,112
                                                                                       -------------
                          TOTAL U.S. GOVERNMENT OBLIGATIONS
                          (Cost -- $42,379,845).......................................    36,474,794
                                                                                       -------------

    Face
   Amount       Rating(a)
------------    ---------
CORPORATE BONDS AND NOTES -- 43.8%

Aerospace/Defense -- 0.7%
                          Lockheed Martin, Corp.:
                            Company Guaranteed:
     275,000      BBB-       7.700% due 6/15/08.......................................       302,500
     175,000      BBB-       7.200% due 5/1/36........................................       189,219
     225,000      BBB-      Notes, 6.500% due 4/15/03.................................       232,031
   1,450,000      BBB-    Raytheon Co., Notes, 6.300% due 3/15/05.....................     1,484,438
     375,000      A+      United Technologies Corp., Notes, 4.875% due 11/1/06........       372,188
                                                                                       -------------
                                                                                           2,580,376
                                                                                       -------------

Airlines -- 1.5%
   1,966,553      A-      American Airline, Pass Thru Certificates, 7.377% due 5/23/19     1,908,215
                          Continental Airlines Inc., Pass Thru Certificates:
     450,000      AA        7.918% due 5/1/10.........................................       454,172
   1,511,999      AA-       7.707% due 4/2/21.........................................     1,474,345
   1,300,000      AA-     Delta Airlines, Pass Thru Certificates, 7.711% due 9/18/11..     1,292,590
     200,000      AA-     United Airlines, Pass Thru Certificates, 6.201% due 9/1/08..       175,023
                                                                                       -------------
                                                                                           5,304,345
                                                                                       -------------

Automobiles -- 0.2%
                          DaimlerChrysler NA Holding Corp., Company Guaranteed:
     600,000      BBB+      8.000% due 6/15/10........................................       645,000
     180,000      Aaa*      7.300% due 1/15/12+.......................................       185,850
                                                                                       -------------
                                                                                             830,850
                                                                                       -------------

Banking -- 3.1%
   3,000,000      A       Bank of America Corp., Sub. Notes, 7.400% due 1/15/11.......     3,281,250
   1,000,000      A+      Banque National De Paris, Sub. Notes, 2.535% due 12/29/49...       976,665
     700,000      AAA     European Investment Bank, Notes, 5.625% due 1/24/06.........       732,130


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Intermediate Fixed Income Investments
------------------------------------------------------------------------------------------------------------------------

    Face
   Amount       Rating(a)                                   Security                                        Value
------------------------------------------------------------------------------------------------------------------------

Banking -- 3.1% (continued)
                          First Union Corp.:
$    200,000      A         Notes, 7.700% due 2/15/05.................................................. $     217,250
     560,000      A         Sr. Notes, 7.550% due 8/18/05..............................................       608,300
     725,000      NR      International Bank of Reconciliation & Development, Notes, 6.015% due 6/21/04       766,341
   1,000,000      A-      National Bank of Canada NY, Sub. Notes, 7.750% due 11/1/09...................     1,075,000
     900,000      A+      Northern Trust Co., Sub. Notes, 6.300% due 3/7/11............................       906,750
   1,000,000      BBB     Skandinaviska Enskilda, Jr. Sub. Notes, 6.500% due 6/4/03....................     1,006,690
   1,800,000      A       Societe Generale, Sub. Notes, 2.341% due 10/15/06............................     1,763,100
                                                                                                        -------------
                                                                                                           11,333,476
                                                                                                        -------------

Biotechnology -- 0.1%
     375,000      AA-     Pharmacia Corp., Notes, 5.750% due 12/1/05...................................       388,594
                                                                                                        -------------

Chemicals -- 0.2%
     900,000      A       Dow Chemical, Debentures, 5.970% due 1/15/09.................................       883,125
                                                                                                        -------------

Diversified Financial Services -- 7.7%
   1,100,000      AAA     AIG Sunamerica Global Finance II, Sr. Notes, 7.600% due 6/15/05..............     1,215,500
     375,000      A       Bear Stearns Co. Inc., Notes, 7.800% due 8/15/07.............................       410,156
   1,000,000      BBB-    Capital One Bank, Sr. Notes, 6.875% due 2/1/06...............................       945,000
   1,582,000      NR      Finova Group Inc., Notes, 7.500% due 11/15/09................................       569,520
                          Ford Motor Credit Co.:
                            Notes:
   1,955,000      BBB+       7.500% due 3/15/05........................................................     1,996,544
     425,000      BBB+       7.600% due 8/1/05.........................................................       436,688
      80,000      BBB+       6.875% due 2/1/06.........................................................        80,400
     130,000      BBB+       7.875% due 6/15/10........................................................       135,496
   4,000,000      BBB+       7.250% due 10/25/11.......................................................     4,005,000
   3,680,000      BBB+      Bonds, 7.375% due 2/1/11...................................................     3,716,800
                          General Motors Acceptance Corp.:
                            Notes:
   1,300,000      BBB+       2.045% due 7/21/03........................................................     1,277,250
     990,000      BBB+       6.750% due 1/15/06........................................................     1,015,988
     510,000      BBB+       7.750% due 1/19/10........................................................       536,775
     350,000      BBB+       6.875% due 9/15/11........................................................       349,125
                            Bonds:
   1,000,000      BBB+       2.010% due 8/18/03........................................................       981,250
   1,700,000      BBB+       2.126% due 4/5/04.........................................................     1,649,304
     250,000      BBB+      Sr. Unsubordinated, 5.850% due 1/14/09.....................................       238,750
     800,000      A       Household Finance Corp., Notes, 6.375% due 10/15/11..........................       786,000
     650,000      A       ING Cap Funding Trust III, Company Guaranteed, 8.439% due 12/31/10...........       729,625
   1,400,000      BBB-    IOS Capital Inc., Notes, 9.750% due 6/15/04..................................     1,408,750
                          Lehman Brothers Holdings, Notes:
     300,000      A         2.264% due 4/4/03..........................................................       300,375
   3,000,000      A         6.625% due 4/1/04..........................................................     3,165,000
   1,070,000      A         6.250% due 5/15/06.........................................................     1,110,125
                          Verizon Global Funding Corp., Notes:
     150,000      A+        6.750% due 12/1/05.........................................................       159,375
     600,000      A+        7.250% due 12/1/10.........................................................       644,250
                                                                                                        -------------
                                                                                                           27,863,046
                                                                                                        -------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Intermediate Fixed Income Investments
-----------------------------------------------------------------------------------------------------

    Face
   Amount       Rating(a)                          Security                              Value
-----------------------------------------------------------------------------------------------------

Diversified Manufacturing -- 0.3%
$    575,000      A       Honeywell International, Notes, 7.500% due 3/1/10......... $     621,719
                          Tyco International Group:
                           Company Guaranteed:
     190,000      BBB        6.375% due 6/15/05.....................................       173,850
      80,000      BBB        6.375% due 2/15/06.....................................        72,800
     340,000      BBB      Notes, 6.375% due 10/15/11...............................       306,000
                                                                                     -------------
                                                                                         1,174,369
                                                                                     -------------

Electric -- 4.2%
   4,000,000      A-      Central Maine Power Co., Notes, 7.430% due 8/25/03........     4,185,000
     225,000      A-      Detroit Edison Co., First Mortgage, 5.050% due 10/1/05....       222,750
     825,000      BBB+    Dominion Resources Inc., Notes, 6.000% due 1/31/03........       841,500
     425,000      BBB     DTE Energy Co., Sr. Notes, 6.000% due 6/1/04..............       438,813
     740,000      BBB-    FirstEnergy Corp., Notes, 5.500% due 11/15/06.............       735,375
   1,000,000      A       Florida Power & Light, First Mortgage, 6.000% due 6/1/08..     1,017,500
   2,000,000      A+      Niagara Mohawk Power, First Mortgage, 6.875% due 4/1/03...     2,067,500
   2,000,000      BBB-    NRG Energy Inc., Sr. Notes, 8.700% due 3/15/05............     2,058,040
     550,000      A       Peco Energy Co., First Mortgage, 5.950% due 11/1/11.......       552,063
                          Progress Energy Inc., Sr. Notes:
     400,000      BBB      6.750% due 3/1/06........................................       421,000
     400,000      BBB      5.850% due 10/30/08......................................       398,500
     800,000      BBB     PSE&G Power, Company Guaranteed, 7.750% due 4/15/11.......       846,000
   1,500,000      BBB-    Sierra Pacific Resources, Sr. Notes, 2.370% due 4/20/03...     1,457,474
                                                                                     -------------
                                                                                        15,241,515
                                                                                     -------------

Food -- 0.5%
     275,000      A+      Earthgrains Co., Notes, 6.500% due 4/15/09................       285,313
     325,000      BBB     Kellogg Co., Notes, 6.600% due 4/1/11.....................       340,031
     540,000      A-      Kraft Foods Inc., Notes, 4.625% due 11/1/06...............       534,600
     550,000      BBB-    Kroger Co., Notes, 7.800% due 8/15/07.....................       609,125
                                                                                     -------------
                                                                                         1,769,069
                                                                                     -------------

Forestry -- 0.1%
     350,000      BBB     Weyerhaeuser Co., Notes, 6.000% due 8/1/06................       353,500
                                                                                     -------------

Insurance -- 1.7%
     590,000      A+      Allstate Corp., Sr. Notes, 7.875% due 5/1/05..............       647,525
   2,000,000      BBB     American Financial Group, Debentures, 7.125% due 4/15/09..     1,837,500
   2,000,000      B       Conseco Inc., Notes, 8.750% due 2/9/04....................     1,225,000
   1,000,000      BB+     Fairfax Financial Holdings, Notes, 6.875% due 4/15/08.....       759,041
   1,000,000      BBB+    Lumbermens Mutual Casualty, Notes, 8.300% due 12/1/37.....       840,000
                          Metlife Inc., Sr. Notes:
     450,000      A        5.250% due 12/1/06.......................................       452,813
     490,000      A        6.125% due 12/1/11.......................................       494,288
                                                                                     -------------
                                                                                         6,256,167
                                                                                     -------------

Media -- 1.4%
   2,355,000      BBB     Comcast Corp., Sr. Notes, 8.375% due 11/1/05..............     2,578,725
   1,000,000      BBB+    Time Warner Inc., Notes, 7.975% due 8/15/04...............     1,078,750


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Intermediate Fixed Income Investments
------------------------------------------------------------------------------------------------------------

    Face
   Amount       Rating(a)                             Security                                  Value
------------------------------------------------------------------------------------------------------------

Media -- 1.4% (continued)
                          Viacom Inc.:
$    400,000      A-        Company Guaranteed, 7.700% due 7/30/10......................... $     437,000
     750,000      A-        Notes, 7.750% due 6/1/05.......................................       810,000
                                                                                            -------------
                                                                                                4,904,475
                                                                                            -------------

Multi-National -- 0.2%
     880,000      AAA     European Investment Bank, Notes, 4.875% due 9/6/06...............       881,100
                                                                                            -------------

Oil and Gas Producers -- 1.5%
     475,000      BBB+    Anadarko Finance Co., Company Guaranteed, 6.750% due 5/1/11......       492,813
     755,000      AA+     BP Amoco PLC, Debentures, 9.125% due 3/1/11......................       929,594
                          Coastal Corp., Notes:
     370,000      BBB       6.200% due 5/15/04.............................................       372,775
   2,000,000      BBB       7.625% due 9/1/08..............................................     2,052,500
     375,000      BBB+    Conoco Funding Co., Company Guaranteed, 5.450% due 10/15/06......       380,156
     175,000      BBB+    Conoco Inc., Sr. Notes, 6.350% due 4/15/09.......................       180,906
     800,000      BBB     Devon Financing Corp. ULC, Company Guaranteed, 7.875% due 9/30/31       837,000
     125,000      BBB     Occidental Petroleum, Sr. Notes, 6.750% due 1/15/12..............       130,156
     180,000      BBB+    Phillips Petroleum Co., Notes, 8.500% due 5/25/05................       200,925
                                                                                            -------------
                                                                                                5,576,825
                                                                                            -------------

Pharmaceuticals -- 0.8%
   2,825,000      AAA     Merck & Co. Inc., Notes, 5.760% due 5/3/37.......................     2,842,656
                                                                                            -------------

Pipelines -- 1.3%
   2,000,000      BBB     El Paso Corp., Sr. Notes, 7.800% due 8/1/31......................     1,980,000
   3,000,000      BBB-    WCG Note Trust, Secured, 8.250% due 3/15/04......................     2,861,250
                                                                                            -------------
                                                                                                4,841,250
                                                                                            -------------

Real Estate Investment Trust -- 5.7%
     400,000      BBB+    Avalonbay Communities, Notes, 6.625% due 9/15/11.................       405,000
                          Colonial Realty LP, Notes:
   1,500,000      BBB-      6.960% due 7/26/04.............................................     1,543,125
   1,150,000      BBB-      8.050% due 7/15/06.............................................     1,214,688
     950,000      BBB+    EOP Operating LP, Notes, 7.375% due 11/15/03.....................       996,313
                          Highwoods Realty LP, Notes:
   2,000,000      BBB-      6.835% due 1/31/03.............................................     2,040,000
   1,000,000      BBB-      7.000% due 12/1/06.............................................     1,010,000
   4,800,000      BBB     HRPT Properties Trust, Sr. Notes, 6.875% due 8/26/02.............     4,878,000
   2,000,000      A-      Kimco Realty Corp., Sr. Notes, 7.500% due 11/5/06................     2,125,000
   2,500,000      BBB     Simon Property Group LP, Notes, 7.000% due 6/15/08...............     2,496,253
                          United Dominion Realty Trust, Notes:
   1,500,000      BBB-      8.625% due 3/15/03.............................................     1,567,689
   1,000,000      BBB-      7.020% due 11/15/05............................................     1,008,750
     500,000      BBB-      7.950% due 7/12/06.............................................       517,500
   1,000,000      BBB-      7.250% due 1/15/07.............................................     1,013,838
                                                                                            -------------
                                                                                               20,816,156
                                                                                            -------------

Retail -- 0.2%
     575,000      A-      Sears Roebuck Acceptance, Notes, 6.750% due 8/15/11..............       590,813
                                                                                            -------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Intermediate Fixed Income Investments
---------------------------------------------------------------------------------------

    Face
   Amount       Rating(a)                   Security                       Value
---------------------------------------------------------------------------------------

Sovereign Agency -- 9.3%
                          Fannie Mae, Notes:
$    215,000      AAA      5.500% due 2/15/06......................... $     223,869
   4,000,000      Aaa*     5.000% due 1/15/07+........................     4,055,000
   1,500,000      AAA      7.250% due 1/15/10.........................     1,691,400
   1,800,000      AAA      6.000% due 5/15/11.........................     1,865,250
                          Freddie Mac, Notes:
     635,000      AAA      5.250% due 1/15/06.........................       656,431
     700,000      AAA      6.625% due 9/15/09.........................       758,625
   2,025,000      AAA      7.000% due 3/15/10.........................     2,243,376
   1,000,000      AAA      6.875% due 9/15/10.........................     1,099,229
                          Small Business Administration, U.S.
                           Government Guaranteed:
   3,480,999      NR       6.150% due 11/1/13.........................     3,629,055
   1,106,747      NR       6.850% due 10/1/15.........................     1,177,468
   2,182,064      NR       6.650% due 11/1/15.........................     2,306,999
   1,956,882      NR       7.700% due 7/1/16..........................     2,145,232
   5,353,406      NR       7.190% due 12/1/19.........................     5,765,549
   4,649,963      NR       7.590% due 1/1/20..........................     5,092,909
   1,100,000      BBB-    United Mexican States, Notes, 8.375% due
                           1/14/11....................................     1,182,500
                                                                       -------------
                                                                          33,892,892
                                                                       -------------

Telecommunications -- 2.5%
                          AT&T Corp.:
     475,000      BBB+     Notes, 6.000% due 3/15/09..................       445,313
     870,000      BBB+     Sr. Notes, 6.500% due 11/15/06.............       873,263
     175,000      A+      BellSouth Capital Funding, Debentures,
                           6.040% due 11/15/26........................       182,438
   2,500,000      A-      British Telecom PLC, Notes, 3.165% due
                           12/15/03...................................     2,526,293
   1,500,000      BBB+    France Telecom, Bonds, 8.500% due 3/1/31....     1,651,875
     750,000      BBB     Qwest Communications International, Sr.
                           Notes, 7.500% due 11/1/08..................       705,000
      90,000      BBB     Qwest Corp., Notes, 7.200% due 11/1/04......        86,513
     610,000      BBB+    Sprint Capital Corp., Company Guaranteed,
                           5.875% due 5/1/04..........................       576,450
     510,000      A+      Verizon New England Inc., Sr. Notes, 6.500%
                           due 9/15/11................................       523,388
     500,000      A+      Verizon Wireless Inc., Notes, 5.375% due
                           12/15/06...................................       496,250
     320,000      A       Vodafone Group PLC, 7.625% due 2/15/05......       344,800
                          WorldCom, Inc., Notes:
     500,000      BBB+     8.250% due 5/15/10.........................       506,250
     270,000      BBB+     7.375% due 1/15/22.........................       263,925
                                                                       -------------
                                                                           9,181,758
                                                                       -------------

Transportation -- 0.6%
     900,000      BBB+    Burlington North Santa Fe, Notes, 7.875% due
                           4/15/07....................................       996,750
     604,440      AA      FedEx Corp., Pass-Thru Certificates, 6.720%
                           due 1/15/22................................       611,178
     500,000      BBB     Norfolk Southern Corp., Notes, 7.050% due
                           5/1/37.....................................       530,000
                                                                       -------------
                                                                           2,137,928
                                                                       -------------
                          TOTAL CORPORATE BONDS AND
                          NOTES (Cost -- $137,312,668)................   159,644,285
                                                                       -------------
MUNICIPAL BOND INVESTMENTS -- 0.3%
   1,000,000      AAA     Houston, TX, Series A, 4.750% due 2/15/26
                           (Cost -- $940,110).........................       938,750
                                                                       -------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Intermediate Fixed Income Investments
----------------------------------------------------------------------------------------------------------

    Face
   Amount                                              Security                               Value
----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 40.2%

Federal Home Loan Mortgage Corporation (FHLMC) -- 0.7%
                              Gold:
$  1,882,215                   6.000% due 3/1/16 - 6/1/16................................ $   1,915,736
     642,509                   7.500% due 4/1/30.........................................       670,618
                                                                                          -------------
                                                                                              2,586,354
                                                                                          -------------

Federal National Mortgage Association (FNMA) -- 6.2%
   7,000,000                  6.000% due 4/1/02++........................................     7,083,090
   1,945,911                  6.225% due 7/1/08..........................................     2,034,683
   3,348,463                  6.500% due 5/1/08 - 1/1/09.................................     3,457,288
   4,414,086                  5.500% due 12/1/08 - 4/1/16................................     4,489,829
   1,829,175                  6.000% due 3/1/11 - 10/1/16................................     1,858,899
     640,876                  7.082% due 1/1/30..........................................       664,318
   1,937,948                  6.843% due 3/1/30..........................................     2,012,851
     919,825                  8.500% due 8/1/30..........................................       982,768
                                                                                          -------------
                                                                                             22,583,726
                                                                                          -------------

Government National Mortgage Association (GNMA) -- 7.4%
                              GNMA I:
  18,000,000                   6.000% due 3/1/02++.......................................    17,943,660
   2,170,247                   6.500% due 6/15/08........................................     2,278,326
     599,246                   8.000% due 7/15/30........................................       633,888
     764,798                   8.500% due 4/15/30 - 10/15/30.............................       817,447
   1,631,263                   9.000% due 7/15/30 - 9/15/30..............................     1,748,669
                              GNMA II:
   1,095,371                   6.375% due 2/20/26........................................     1,112,294
     891,377                   6.625% due 10/20/27.......................................       913,564
      80,066                   8.000% due 3/20/30........................................        84,494
   1,203,012                   6.000% due 5/20/30........................................     1,220,877
                                                                                          -------------
                                                                                             26,753,219
                                                                                          -------------

Collateralized Mortgage Obligation (CMO) -- 25.9%
     525,000                  1301 Avenue of The Americas Trust, 6.664% due 8/3/10.......       562,987
                              ABN AMRO Mortgage Corp:
   2,000,000                   6.300% due 5/25/29........................................     2,062,470
     551,311                   7.750% due 2/25/30........................................       568,349
   2,650,000                  BA Mortgage Securities, Inc., 6.500% due 7/25/13...........     2,747,401
                              Bear Stearns Adjustable Rate Mortgage Trust:
   1,698,087                   7.470% due 12/25/30.......................................     1,735,057
     488,783                   7.491% due 12/25/30.......................................       499,726
     843,848                  Capco America Securitization Corp., 5.860% due 10/15/30....       873,556
     219,277                  Capital Asset Research Funding LP, 5.905% due 12/15/05.....       218,531
   2,000,000                  Chase Commercial Mortgage Securities Corp., 7.370% due
                               6/19/29...................................................     2,133,100
   1,173,662                  Chase Mortgage Finance Corp., 6.500% due 9/25/09...........     1,198,186
   1,179,071                  CMC Securities Corp. III, 5.250% due 2/25/09...............     1,184,949
   1,000,000                  Conseco Finance, 8.150% due 2/15/31........................     1,080,493
     675,086                  CS First Boston Mortgage Securities Corp., 6.500% due
                               4/25/16...................................................       700,202
     730,000                  DLJ Mortgage Acceptance Corp., 7.600% due 5/15/30..........       794,956


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Intermediate Fixed Income Investments
----------------------------------------------------------------------------------------------------

    Face
   Amount                                       Security                                   Value
----------------------------------------------------------------------------------------------------

Collateralized Mortgage Obligation (CMO) -- 25.9% (continued)
                  Fannie Mae:
$  1,517,445       4.440% due 1/25/22................................................. $   1,535,321
   1,182,137       6.500% due 10/25/22................................................     1,230,108
   3,455,224       7.000% due 4/25/24.................................................     3,573,241
   1,463,855       2.300% due 10/25/30................................................     1,473,051
   2,111,012       6.500% due 5/25/31.................................................     1,952,000
   1,535,816      Fannie Mae Grantor Trust, 7.185% due 1/25/28........................     1,472,810
     900,000      First Plus Home Loan Trust, 7.330% due 8/10/20......................       926,801
                  Freddie Mac:
   3,000,000       6.500% due 8/15/17.................................................     3,091,437
     327,450       7.000% due 4/15/23.................................................       339,843
   2,460,328       6.500% due 2/15/30.................................................     2,546,599
   3,500,000      G-Wing Ltd., 4.530% due 11/6/11.....................................     3,446,953
   1,348,093      GE Capital Mortgage Services Inc., 6.500% due 12/25/23..............     1,391,792
                  Government National Mortgage Association:
   3,061,000       8.000% due 12/20/14................................................     3,261,701
   1,870,517       2.400% due 12/16/25................................................     1,879,374
     675,000      Green Tree Financial Corp., 6.970% due 5/1/31.......................       716,896
   3,500,000      GS Mortgage Securities Corp. II, 6.624% due 5/3/18..................     3,609,253
                  Independent National Mortgage Corp:
   2,585,301       7.875% due 9/25/24.................................................     2,632,625
   2,521,691       7.000% due 3/25/26.................................................     2,548,295
   1,401,684      LB-UBS Commercial Mortgage Trust, 6.410% due 12/15/19...............     1,468,734
     825,000      MBNA Master Credit Card Trust, 7.800% due 10/15/12..................       943,684
                  Merrill Lynch Mortgage Investors, Inc.:
     706,151       8.410% due 6/25/22.................................................       713,261
   1,135,000       6.540% due 12/10/29................................................     1,194,285
     700,000      Nissan Auto Receivables Owner Trust, 5.350% due 10/15/06............       725,339
     481,965      PNC Mortgage Securities Corp., 7.750% due 11/25/30..................       485,988
     297,685      Residential Accredit Loans, Inc., 8.000% due 10/25/28...............       303,572
   1,212,493      Residential Asset Mortgage Products, Inc., 8.000% due 3/25/30.......     1,295,536
   1,000,000      Residential Funding Mortgage Securities, Inc., 7.000% due 10/25/27..     1,043,645
     870,200      Ryland Mortgage Securities Corp., 6.547% due 10/25/31...............       907,319
   1,282,543      Saxon Mortgage Securities Corp., 7.250% due 3/25/08.................     1,284,447
                  Small Business Investment Cos.:
   6,367,612       7.540% due 8/10/09.................................................     7,005,795
   7,328,379       8.017% due 2/10/10.................................................     8,244,899
   3,403,891       7.452% due 9/1/10..................................................     3,721,349
                  Structured Asset Securities Corp.:
   1,297,758       8.374% due 4/25/27.................................................     1,336,061
   2,000,000       8.000% due 7/25/30.................................................     2,077,046
   1,175,000      Toyota Auto Receivables Owner Trust, 7.210% due 4/15/07.............     1,248,313
     900,000      Union Acceptance Corp., 7.440% due 4/10/06..........................       952,515
   2,293,784      United Mortgage Securities Corp., 6.394% due 6/25/32................     2,306,418
   3,116,587      Washington Mutual, 6.607% due 10/19/39..............................     3,139,961
                                                                                       -------------
                                                                                          94,386,230
                                                                                       -------------
                  TOTAL MORTGAGE-BACKED SECURITIES (Cost -- $154,390,921).............   146,309,529
                                                                                       -------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Intermediate Fixed Income Investments
-----------------------------------------------------------------------------------------

 Contracts                                  Security                            Value
-----------------------------------------------------------------------------------------
PURCHASED PUT OPTIONS -- 0.0%
     110,000         Euro Dollar Future, Put @ $92.50, Expire 6/02
                      (Cost -- $511)....................................... $         275
                                                                            -------------
                     SUB-TOTAL INVESTMENTS (Cost -- $335,024,055)..........   343,367,633
                                                                            -------------

   Face
  Amount
----------------
SHORT-TERM INVESTMENTS -- 5.7%
COMMERCIAL PAPER -- 3.3%
                     Federal Home Loan Mortgage Corp.:
$    165,000          1.705% due 3/5/02....................................       164,969
   1,500,000          1.730% due 3/13/02...................................     1,499,135
                     Federal National Mortgage Association:
   3,000,000          1.870% due 8/21/02...................................     2,973,041
   3,000,000          1.880% due 8/28/02...................................     2,971,800
   2,100,000         Sprint Corp., 3.840% due 5/9/02.......................     2,085,993
   1,500,000         UBS Securities, 1.900% due 3/1/02.....................     1,500,000
     800,000         Williams Co. Inc., 3.840% due 4/17/02.................       796,365
                                                                            -------------
                     TOTAL COMMERCIAL PAPER (Cost -- $11,991,303)..........    11,991,303
                                                                            -------------

U.S. TREASURY BILLS -- 0.0%
      95,000         U.S. Treasury Bills, 1.700% due 5/2/02
                      (Cost -- $94,722)....................................        94,722
                                                                            -------------
REPURCHASE AGREEMENT -- 2.4%
   8,636,000         Morgan Stanley, 1.830% due 3/1/02; Proceeds at
                      maturity -- $8,636,439; (Fully collateralized by U.S.
                      Treasury Notes and Bonds, 3.875% to 8.750% due
                      8/31/02 to 5/15/20; Market value -- $8,808,720)
                      (Cost -- $8,636,000).................................     8,636,000
                                                                            -------------
                     TOTAL SHORT-TERM INVESTMENTS (Cost -- $20,722,025)....    20,722,025
                                                                            -------------
                     TOTAL INVESTMENTS -- 100% (Cost -- $355,746,080**).... $ 364,089,658
                                                                            =============

--------
(a)All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 ++Security is traded on a "to be announced" basis (See Note 11).
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 76 for definitions of ratings.


                      See Notes to Financial Statements.

Schedule of Options Written
February 28, 2002 (unaudited)


Intermediate Fixed Income Investments
------------------------------------------------------------------------------------------------------

Contracts                                                             Expiration Strike Price  Value
------------------------------------------------------------------------------------------------------
    52         Euro Dollar Future....................................  6/17/02      $95.75    $  (650)
   108         Euro Dollar Future....................................  6/17/02       96.00       (675)
                                                                                              -------
               TOTAL OPTIONS WRITTEN (Premiums received -- $112,616).                         $(1,325)
                                                                                              =======


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Long-Term Bond Investments
-------------------------------------------------------------------------------------------------------

   Face
  Amount                                            Security                                  Value
-------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS AND AGENCIES -- 31.7%

U.S. Government Obligations -- 27.5%
                      U.S. Treasury Notes:
$ 2,520,000            9.250% due 2/15/16 #............................................... $  3,454,164
  1,160,000            8.000% due 11/15/21 #..............................................    1,489,776
  3,100,000            6.500% due 11/15/26 #..............................................    3,457,833
  6,500,000            6.125% due 8/15/29 #...............................................    6,995,885
    330,000            5.375% due 2/15/31.................................................      328,271
                                                                                           ------------
                                                                                             15,725,929
                                                                                           ------------

U.S. Government Agencies -- 4.2%
                      Resolution Funding Corp., Stripped Principal Payment
                       only:
  3,140,000            Zero coupon due 10/15/20 #.........................................      995,725
  4,500,000            Zero coupon due 1/15/21 #..........................................    1,407,735
                                                                                           ------------
                                                                                              2,403,460
                                                                                           ------------
                      TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES (Cost -- $18,203,820)   18,129,389
                                                                                           ------------

   Face
  Amount    Rating(a)
----------- ---------
CORPORATE BONDS AND NOTES -- 41.3%

Aerospace/Defense -- 2.7%
    500,000   A+      Boeing Co., Debentures, 7.250% due 6/15/25..........................      526,875
    500,000   BBB-    Lockheed Martin Corp., Bonds, 8.500% due 12/1/29....................      613,750
    400,000   BBB-    Raytheon Co., Debentures, 7.000% due 11/1/28........................      402,000
                                                                                           ------------
                                                                                              1,542,625
                                                                                           ------------

Agriculture -- 0.9%
    500,000   A-      Philip Morris Cos., Inc., Debentures, 7.750% due
                       1/15/27............................................................      533,750
                                                                                           ------------

Auto Manufacturers -- 2.4%
    360,000   BBB-    DaimlerChrysler NA Holding Corp., Company Guaranteed,
                       8.500% due 1/18/31.................................................      406,350
  1,000,000   BBB-    Ford Motor Co., Notes, 7.450% due 7/16/31...........................      961,250
                                                                                           ------------
                                                                                              1,367,600
                                                                                           ------------

Banks -- 3.2%
    500,000   A       Bank of America Corp., Sub. Notes, 7.400% due 1/15/11...............      546,875
    700,000   A-      Bank One Corp., Sub. Debentures, 8.000% due 4/29/27.................      785,750
     80,000   A-      Standard Chartered Bank, Subordinated, 8.000% due
                       5/30/31+...........................................................       84,900
    400,000   A+      Wells Fargo Bank NA, Sub. Notes, 6.450% due 2/1/11..................      414,500
                                                                                           ------------
                                                                                              1,832,025
                                                                                           ------------

Beverages -- 2.1%
    500,000   A+      Anheuser-Busch Cos., Inc., Debentures, 6.800% due
                       8/20/32............................................................      535,625
    600,000   A-      Pepsi Bottling Group Inc., Sr. Notes, 7.000% due 3/1/29.............      648,750
                                                                                           ------------
                                                                                              1,184,375
                                                                                           ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Long-Term Bond Investments
---------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                             Security                                 Value
---------------------------------------------------------------------------------------------------

Chemicals -- 1.4%
$   220,000   A       Dow Chemical Co., Debentures, 7.375% due 11/1/29................. $   231,146
    500,000   A-      Rohm & Haas Co., Debentures, 7.850% due 7/15/29..................     563,125
                                                                                        -----------
                                                                                            794,271
                                                                                        -----------

Computers -- 1.4%
    475,000   A+      Electronic Data Systems Corp., Notes, 7.450% due 10/15/29........     511,813
    300,000   A+      International Business Machines Corp., Debentures, 6.500% due
                       1/15/28.........................................................     296,250
                                                                                        -----------
                                                                                            808,063
                                                                                        -----------

Electric -- 0.6%
    250,000   BBB-    FirstEnergy Corp., Notes, 7.375% due 11/15/31....................     254,375
    140,000   BBB-    Mirant Americas Generation LLC, Sr. Notes, 9.125% due 5/1/31.....     108,150
                                                                                        -----------
                                                                                            362,525
                                                                                        -----------

Environmental Control -- 0.5%
    338,000   BBB     Waste Management Inc., Sr. Notes, 7.000% due 7/15/28.............     310,960
                                                                                        -----------

Financial Services -- 1.7%
                      General Motors Acceptance Corp.:
    400,000   BBB+     Notes, 7.250% due 3/2/11........................................     409,000
  1,000,000   BBB+     Debentures, zero coupon due 6/15/15.............................     348,750
    180,000   A+      Verizon Global Funding Corp., Notes, 7.750% due 12/1/30..........     201,825
                                                                                        -----------
                                                                                            959,575
                                                                                        -----------

Food -- 1.9%
    500,000   BBB     Kellogg Co., Debentures, 7.450% due 4/1/31.......................     555,000
    500,000   A+      Unilever Capital Corp., Company Guaranteed, 7.125% due 11/1/10...     549,375
                                                                                        -----------
                                                                                          1,104,375
                                                                                        -----------

Insurance -- 3.5%
    350,000   BBB     Ace Capital Trust II, Company Guaranteed, 9.700% due 4/1/30......     413,875
    500,000   AA-     Loews Corp., Sr. Notes, 7.625% due 6/1/23........................     508,125
  1,000,000   A-      Nationwide CSN Trust, Notes, 9.875% due 2/15/25+.................   1,051,250
                                                                                        -----------
                                                                                          1,973,250
                                                                                        -----------

Media -- 1.8%
    500,000   BBB+    AOL Time Warner Inc., Bonds, 7.625% due 4/15/31..................     516,875
    500,000   BBB-    News America Holdings, Company Guaranteed, 8.150% due 10/17/36...     505,000
                                                                                        -----------
                                                                                          1,021,875
                                                                                        -----------

Oil and Gas -- 3.6%
    500,000   BBB+    Anadarko Finance Co., Company Guaranteed, 7.500% due 5/1/31......     534,375
    490,000   BBB+    Burlington Resources Finance Co., Notes, 7.400% due 12/1/31+.....     507,150
    400,000   BBB+    Conoco Inc., Sr. Notes, 6.950% due 4/15/29.......................     419,500
    500,000   BBB+    Phillips Petroleum Co., Notes, 8.750% due 5/25/10................     591,875
                                                                                        -----------
                                                                                          2,052,900
                                                                                        -----------

Pipelines -- 1.0%
                      El Paso Corp., Sr. Notes:
    500,000   BBB      7.800% due 8/1/31...............................................     495,000
    100,000   BBB      7.750% due 1/15/32..............................................      98,250
                                                                                        -----------
                                                                                            593,250
                                                                                        -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Long-Term Bond Investments
-----------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                                 Security                                    Value
-----------------------------------------------------------------------------------------------------------

Retail -- 1.8%
$   400,000   A+      Target Corp., Debentures, 7.000% due 7/15/31............................ $    430,000
    500,000   AA      Wal-Mart Stores, Notes, 7.550% due 2/15/30..............................      584,375
                                                                                               ------------
                                                                                                  1,014,375
                                                                                               ------------

Sovereign -- 2.4%
    600,000   A+      Quebec Province, Debentures, 7.500% due 9/15/29.........................      690,000
    500,000   BBB-    United Mexican States, Bonds, 11.500% due 5/15/26.......................      666,000
                                                                                               ------------
                                                                                                  1,356,000
                                                                                               ------------

Telecommunications -- 5.8%
    500,000   BBB+    AT&T Corp., Sr. Notes, 8.000% due 11/15/31+.............................      512,500
    100,000   BBB     AT&T Wireless Services Inc., Sr. Notes, 8.750% due 3/1/31...............      109,875
    400,000   A+      BellSouth Corp., Notes, 6.875% due 10/15/31.............................      418,000
    460,000   A-      British Telecom PLC, Bonds, 8.875% due 12/15/30.........................      549,125
  1,000,000   A+      New York Telephone Co., Debentures, 6.700% due 11/1/23..................      980,000
    300,000   BBB     Qwest Capital Funding Inc., Company Guaranteed, 7.750% due 2/15/31......      269,625
    200,000   BBB-    TCI Communications Financing III, Company Guaranteed, 9.650% due 3/31/27      220,000
                      WorldCom, Inc. - WorldCom Group:
    100,000   BBB+      Notes, 6.500% due 5/15/04.............................................       96,624
    200,000   BBB+      Bonds, 8.250% due 5/15/31.............................................      192,750
                                                                                               ------------
                                                                                                  3,348,499
                                                                                               ------------

Transportation -- 2.6%
    450,000   BBB     Consolidated Rail Corp., Debentures, 7.875% due 5/15/43.................      468,563
    400,000   BBB     Norfolk Southern Corp., Sr. Notes, 7.250% due 2/15/31...................      421,000
    640,000   BBB-    Union Pacific Corp., Debentures, 6.625% due 2/1/29......................      627,200
                                                                                               ------------
                                                                                                  1,516,763
                                                                                               ------------
                      TOTAL CORPORATE BONDS AND NOTES
                      (Cost -- $22,675,278)...................................................   23,677,056
                                                                                               ------------
                      SUB-TOTAL INVESTMENTS
                      (Cost -- $40,879,098)...................................................   41,806,445
                                                                                               ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Long-Term Bond Investments
-------------------------------------------------------------------------------------

   Face
  Amount                               Security                              Value
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 27.0%
COMMERCIAL PAPER -- 1.2%
$   700,000   Federal National Mortgage Association, 1.850% due 8/14/02
               (Cost -- $694,029)........................................ $   694,029
                                                                          -----------
REPURCHASE AGREEMENTS -- 25.8%
  1,449,000   J.P. Morgan Chase & Co., 1.800% due 3/1/02; Proceeds at
               maturity -- $1,449,072; (Fully collateralized by U.S.
               Treasury Bonds, 5.800% due 2/15/20; Market
               value -- $1,480,173)......................................   1,449,000
 13,307,000   Morgan Stanley Dean Witter & Co., 1.830% due 3/1/02;
               Proceeds at maturity -- $13,307,676; (Fully collateralized by U.S. Treasury Notes & Bonds, 3.875% to 8.750% due
               8/31/02 to 5/15/20; Market value -- $13,579,839)..........  13,307,000
                                                                          -----------
              TOTAL REPURCHASE AGREEMENTS (Cost -- $14,756,000)..........  14,756,000
                                                                          -----------
              TOTAL SHORT-TERM INVESTMENTS (Cost -- $15,450,029).........  15,450,029
                                                                          -----------
              TOTAL INVESTMENTS -- 100% (Cost -- $56,329,127**).......... $57,256,474
                                                                          ===========

--------
(a)All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*), are rated by Moody's Investors Service, Inc.
 + Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
 # Security is segregated as collateral for futures contracts commitments.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 76 for definitions of ratings and certain security descriptions.

Schedule of Options Written
February 28, 2002 (unaudited)


Long-Term Bond Investments
--------------------------------------------------------------------------

Contracts                                Expiration Strike Price   Value
--------------------------------------------------------------------------
30        UST 10 Year Note Call.........    6/02        $108     $(22,031)
30        UST 10 Year Note Put..........    6/02         102      (11,250)
                                                                 ---------
          TOTAL OPTIONS WRITTEN
          (Premiums received -- $49,387)                         $(33,281)
                                                                 =========


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Municipal Bond Investments
---------------------------------------------------------------------------------------
   Face
  Amount   Rating(a)                        Security                           Value
---------------------------------------------------------------------------------------
Arizona -- 7.5%
                     Arizona Student Loan Acquisition Authority Revenue,
                      Series A-1:
$1,000,000   Aaa*     5.650% due 5/1/14.................................... $ 1,063,750
 1,000,000   Aaa*     5.750% due 5/1/15....................................   1,062,500
                                                                            -----------
                                                                              2,126,250
                                                                            -----------
Florida -- 7.2%
 1,000,000   AA+     Florida State Board of Education Capital Outlay,
                      Public Education GO, Series A, 5.250% due 6/1/17.....   1,028,750
 1,000,000   AAA     Tampa Bay, FL Water Utilities System Revenue, Series
                      A, 5.125% due 10/1/17................................   1,025,000
                                                                            -----------
                                                                              2,053,750
                                                                            -----------
Hawaii -- 3.8%
 1,000,000   AA-     Maui County, Hawaii GO, Series A, 5.500% due 3/1/15...   1,071,250
                                                                            -----------
Illinois -- 11.0%
 2,000,000   AAA     Chicago, IL Board of Education GO, School Reform
                      Board, Series A, FGIC-Insured, 5.250% due 12/1/20....   2,095,000
 1,000,000   AA      Illinois State GO, First Series, 5.375% due 8/1/25....   1,018,750
                                                                            -----------
                                                                              3,113,750
                                                                            -----------
Indiana -- 8.1%
 1,200,000   AA-     Indiana Bond Bank Special Project-Hendricks, Series B,
                      6.125% due 2/1/17....................................   1,266,000
 1,000,000   AA-     Indiana Health Facility Financing Authority, Hospital
                      Revenue, Series A, 5.750% due 9/1/15.................   1,037,250
                                                                            -----------
                                                                              2,303,250
                                                                            -----------
Iowa -- 4.8%
 1,250,000   AAA     Des Moines, IA Public Parking System Revenue, Series
                      A, 5.750% due 6/1/13.................................   1,375,000
                                                                            -----------
Kentucky -- 4.0%
 1,105,000   AAA     Kentucky State Property and Buildings Reform Project,
                      Series A, 5.000% due 8/1/18..........................   1,121,575
                                                                            -----------
Massachusetts -- 0.7%
   200,000   Aa2*    Massachusetts State Health and Educational Facilities
                      Authority Revenue, VRDN, Series E, 1.350% due 1/1/35.     200,000
                                                                            -----------
Michigan -- 7.7%
 1,105,000   AAA     Michigan Municipal Board Authority Revenue, Drinking
                      Water Revolving Foundation, 5.000% due 10/1/22.......   1,102,238
 1,000,000   AAA     Michigan State House of Representatives, Certificate
                      Participation, 5.250% due 8/15/14....................   1,080,000
                                                                            -----------
                                                                              2,182,238
                                                                            -----------
Minnesota -- 2.8%
   750,000   AAA     Southern Minnesota Municipal Power Agency, Power
                      Supply System Revenue, Pre-Refunded, Series A, 5.750%
                      due 1/1/18...........................................     785,775
                                                                            -----------
Missouri -- 3.0%
   850,000   Aaa*    St. Louis, MO Municipal Finance Corp., Leasehold
                      Revenue, City Justice Center, Series A, 4.750% due
                      2/15/17..............................................     846,813
                                                                            -----------
Nevada -- 4.5%
 1,220,000   AAA     University of Nevada, University Revenue, Community
                      College System, FSA-Insured, 5.250% due 7/1/16.......   1,267,275
                                                                            -----------
New York -- 8.2%
                     New York, NY GO:
 1,000,000   AAA      Series F, MBIA-Insured, 5.250% due 8/1/15............   1,043,750
   100,000   AAA      VRDN, Series E5, 1.400% due 8/1/15...................     100,000
 1,100,000   AAA     New York State Urban Development Corporate Revenue,
                      Series A, 5.250% due 1/1/14..........................   1,197,625
                                                                            -----------
                                                                              2,341,375
                                                                            -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Municipal Bond Investments
---------------------------------------------------------------------------------------

   Face
  Amount   Rating(a)                        Security                           Value
---------------------------------------------------------------------------------------
North Carolina -- 3.5%
$1,000,000   AAA     Johnston County, NC GO, 5.000% due 6/1/21............. $ 1,008,750
                                                                            -----------

Pennsylvania -- 7.1%
 1,000,000   AAA     Pennsylvania State Norwin School District, Series A,
                      5.000% due 4/1/21....................................   1,003,750
 1,000,000   AAA     Pittsburgh, PA GO, Series A, 5.125% due 9/1/18........   1,017,500
                                                                            -----------
                                                                              2,021,250
                                                                            -----------

Tennessee -- 4.8%
 1,170,000   AAA     Memphis-Shelby County, TN Airport Authority Revenue,
                      Series D, AMBAC-Insured, 5.875% due 3/1/16...........   1,270,912
   100,000   Aaa*    Sevier County, Tennessee Public Building Authority,
                      VRDN, 1.150% due 6/1/22..............................     100,000
                                                                            -----------
                                                                              1,370,912
                                                                            -----------

Texas -- 7.5%
 1,000,000   AAA     Grapevine, TX GO, FGIC-Insured, 5.700% due 8/15/16....   1,076,250
 1,000,000   AAA     Texas State Department of Housing & Community Affairs
                      Residential Mortgage Revenue, Series A, 6.200% due
                      7/1/19...............................................   1,042,500
                                                                            -----------
                                                                              2,118,750
                                                                            -----------

Wisconsin -- 3.8%
 1,000,000   Aaa*    Sun Prairie, WI Area School District GO, FGIC-Insured,
                      5.625% due 4/1/16....................................   1,068,750
                                                                            -----------

                     TOTAL INVESTMENTS -- 100% (Cost -- $27,019,896**)..... $28,376,713
                                                                            ===========

--------
(a)All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*) are rated by Moody's Investors Service, Inc.
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 76 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Mortgage Backed Investments
-------------------------------------------------------------

    Face
   Amount                  Security                 Value
------------------------------------------------------------
MORTGAGE-BACKED SECURITIES -- 91.5%

Federal Home Loan Mortgage Corporation (FHLMC) -- 38.6%
              FHLMC:
$   117,993   10.000% due 4/1/09 - 10/1/09...... $   129,608
     50,542   10.250% due 11/1/03 - 2/1/10......      55,929
    187,698   9.000% due 12/1/04 - 7/1/11.......     201,955
     37,998   11.500% due 10/1/15...............      43,733
     25,724   7.500% due 6/1/16.................      27,051
    290,505   9.500% due 10/1/08 - 8/1/16.......     313,675
    565,692   8.000% due 8/1/08 - 6/1/17........     607,066
  1,085,302   8.500% due 12/1/06 - 7/1/17.......   1,174,928
              Gold:
     38,967   9.500% due 4/1/10.................      41,695
    293,957   8.500% due 9/1/08 - 2/1/18........     315,428
  3,781,520   7.500% due 12/1/12 - 5/1/25.......   3,972,666
  2,383,165   8.000% due 5/1/06 - 12/1/26.......   2,545,590
  4,576,549   7.000% due 5/1/12 - 9/2/28........   4,759,408
  5,440,250   6.000% due 10/1/27 - 1/1/29.......   5,450,875
 14,996,146   6.500% due 2/1/11 - 11/1/31.......  15,342,023
                                                 -----------
                                                  34,981,630
                                                 -----------

Federal National Mortgage Association (FNMA) -- 24.1%
              FNMA:
    298,253   9.000% due 8/1/02 - 4/1/09........     321,547
     79,950   10.750% due 10/1/12...............      88,819
      9,295   12.500% due 6/1/15................      10,519
  3,212,948   5.500% due 11/1/08 - 5/1/16.......   3,235,027
    330,903   8.500% due 6/1/06 - 6/1/17........     353,756
      5,595   10.000% due 1/1/21................       6,259
    140,359   9.500% due 11/1/09 - 11/1/21......     153,896
    971,399   8.000% due 9/1/02 - 12/1/22.......   1,039,264
  4,014,067   7.000% due 3/1/17 - 12/1/26.......   4,169,433
  3,140,446   6.500% due 3/1/09 - 5/1/28........   3,233,581
  6,656,468   6.000% due 9/1/08 - 9/1/28........   6,773,762
  2,349,387   7.500% due 12/1/06 - 2/1/30.......   2,476,752
                                                 -----------
                                                  21,862,615
                                                 -----------

Government National Mortgage Association (GNMA) -- 20.4%
              GNMA I:
     38,393   11.000% due 7/15/10 - 9/15/10.....      43,853
     38,082   9.000% due 10/15/16...............      42,021
     99,059   9.500% due 12/15/16 - 8/15/19.....     110,144
  1,597,910   8.000% due 1/15/14 - 8/15/23......   1,714,591
    352,539   8.500% due 6/15/25 - 7/15/27......     383,438
  1,514,325   7.500% due 8/15/27 - 9/15/27......   1,595,720
  6,019,465   7.000% due 4/15/23 - 3/15/28......   6,248,050
  3,416,536   6.000% due 1/15/29 - 6/15/29......   3,416,871
              GNMA II:
    474,895   7.000% due 11/20/16...............     492,999
    490,932   8.500% due 6/20/16 - 1/20/17......     535,802
    263,872   9.000% due 4/20/17 - 11/20/21.....     289,639
  3,478,722   6.500% due 12/20/23 - 5/20/24.....   3,556,993
                                                 -----------
                                                  18,430,121
                                                 -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Mortgage Backed Investments
------------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                      Security                                                     Value
------------------------------------------------------------------------------------------------------------------------------------

Collateralized Mortgage Obligations (CMO) -- 8.4%
$ 2,069,918 FHR 1620 PJ, 6.000% due 1/15/22..........................................................................    $ 2,155,115
  2,693,538 FHR 2104 JM, 6.500% due 12/15/23.........................................................................        450,912
  2,392,503 FHR 2178 PB, 7.000% due 8/15/29..........................................................................      2,513,314
  2,254,849 FNR 1997-63 PE, 7.000% due 3/18/26.......................................................................        367,142
    850,000 FULBA 1998 - C2, 6.560% due 11/18/08.....................................................................        898,070
  1,289,370 SAMI 1998-9, 6.250% due 11/25/28.........................................................................      1,178,484
                                                                                                                         -----------
                                                                                                                           7,563,037
                                                                                                                         -----------
            TOTAL MORTGAGE-BACKED SECURITIES
            (Cost -- $80,228,343)....................................................................................     82,837,403
                                                                                                                         -----------

REPURCHASE AGREEMENT -- 8.5%
  7,680,000 J.P. Morgan Chase & Co., 1.830% due 3/1/02; Proceeds at maturity -- $7,680,390; (Fully collateralized by
            U.S. Treasury Notes and Bonds, 3.875% to 8.750% due 8/31/02 to 5/15/20; Market value -- $7,833,000)
            (Cost -- $7,680,000).....................................................................................      7,680,000
                                                                                                                         -----------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $87,908,343*)...................................................................................    $90,517,403
                                                                                                                         ===========

--------
* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments
--------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                                           Security                                              Value
-------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 91.3%

Aerospace and Defense Equipment -- 0.3%
$   675,000   BB      Sequa Corp., Sr. Notes, 9.000% due 8/1/09................................................... $    666,562
                                                                                                                   ------------

Apparel -- 0.7%
    750,000   BB-     Levi Strauss & Co., Notes, 6.800% due 11/1/03...............................................      706,875
    950,000   B-      William Carter Co., Company Guaranteed, 10.875% due 8/15/11.................................    1,004,625
                                                                                                                   ------------
                                                                                                                      1,711,500
                                                                                                                   ------------

Auto Parts and Equipment -- 1.0%
    375,000   BBB-    ArvinMeritor, Inc., Notes, 8.750% due 3/1/12................................................      386,719
                      Collins & Aikman Products Co.:
    317,000   B        Company Guaranteed, 11.500% due 4/15/06....................................................      275,790
  1,285,000   B        Sr. Notes, 10.750% due 12/31/11 (b)........................................................    1,236,812
    700,000   B       Dura Operating Corp., Company Guaranteed, 9.000% due 5/1/09 (c).............................      672,000
                                                                                                                   ------------
                                                                                                                      2,571,321
                                                                                                                   ------------

Banks -- 0.5%
  1,000,000   B+      Cho Hung Bank, Sub. Notes, 11.875% due 4/1/10 (b)...........................................    1,150,900
                                                                                                                   ------------

Biotechnology and Drugs -- 0.3%
    585,000   BB-     AmerisourceBergen Corp., Sr. Notes, 8.125% due 9/1/08.......................................      617,175
                                                                                                                   ------------

Broadcasting and Cable TV -- 1.4%
    760,000   BB+     British Sky Broadcasting PLC, Company Guaranteed, 6.875% due 2/23/09........................      729,600
    130,000   B+      Entercom Radio LLC, Company Guaranteed, 7.625% due 3/1/14...................................      131,787
     59,000   BBB-    Fox Sports Networks LLC, Sr. Notes, 8.750% due 8/15/07......................................       62,245
  1,835,000   B       Sinclair Broadcast Group, Inc., Sr. Sub. Notes, 8.750% due 12/15/11 (b).....................    1,935,925
    673,000   B       Young Broadcasting Inc., Sr. Notes, 8.500% due 12/15/08 (b).................................      704,967
                                                                                                                   ------------
                                                                                                                      3,564,524
                                                                                                                   ------------

Building Materials -- 0.7%
    660,000   B-      Ainsworth Lumber Co. Ltd., Sr. Notes, 12.500% due 7/15/07...................................      676,500
  1,000,000   B+      Nortek Inc., Sr. Notes, 8.875% due 8/1/08...................................................    1,026,250
                                                                                                                   ------------
                                                                                                                      1,702,750
                                                                                                                   ------------

Casinos and Gaming -- 4.4%
    340,000   B       Alliance Atlantis Communications Inc., Sr. Sub. Notes, 13.000% due 12/15/09.................      379,100
    675,000   B+      Argosy Gaming Co., Sr. Sub. Notes, 9.000% due 9/1/11........................................      720,562
  1,210,000   BB-     Boyd Gaming Corp., Sr. Notes, 9.250% due 8/1/09.............................................    1,276,550
    209,000   B+      Circus & Eldorado Joint Venture/Silver Legacy Capital Corp., Notes, 10.125% due 3/1/12 (b)..      213,964
    555,000   BB+     Harrah's Operating Company, Inc., Company Guaranteed, 7.875% due 12/15/05...................      584,137
  1,000,000   B+      Horseshoe Gaming Holding Corp., Company Guaranteed, 8.625% due 5/15/09......................    1,046,250
  1,070,000   BB-     Mandalay Resort Group, Sr. Sub. Notes, 10.250% due 8/1/07...................................    1,156,937
                      MGM Mirage Inc., Company Guaranteed:
    575,000   BB+      9.750% due 6/1/07..........................................................................      626,031
    300,000   BB+      8.375% due 2/1/11..........................................................................      314,250
                      Mohegan Tribal Gaming Authority, Sr. Sub. Notes:
  1,155,000   BB-      8.750% due 1/1/09..........................................................................    1,201,200
    175,000   BB-      8.375% due 7/1/11..........................................................................      180,250
  2,950,000   BB+     Park Place Entertainment, Sr. Sub. Notes, 9.375% due 2/15/07................................    3,174,937
                                                                                                                   ------------
                                                                                                                     10,874,168
                                                                                                                   ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments
-------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                     Security                         Value
------------------------------------------------------------------------------------

Chemicals -- 5.8%
$   585,000   B+      Airgas Inc., Company Guaranteed, 9.125% due
                       10/1/11......................................... $    617,175
    595,000   B       Applied Extrusion Technologies Inc., Sr. Notes,
                       10.750% due 7/1/11..............................      627,725
  1,985,000   B-      Avecia Group PLC, Company Guaranteed, 11.000% due
                       7/1/09 (c)......................................    2,054,475
    355,000   BBB-    Ferro Corp., Sr. Notes, 9.125% due 1/1/09........      368,756
  1,655,000   BB-     Georgia Gulf Corp., Company Guaranteed, 10.375%
                       due 11/1/07 (c).................................    1,770,850
                      Huntsman International Holdings LLC:
  1,530,000   B-       Company Guaranteed, 10.125% due 7/1/09..........    1,354,050
  2,600,000   B-       Sr. Discount Notes, zero coupon due 12/31/09....      627,250
    970,000   BB      IMC Global Inc., Company Guaranteed, 10.875% due
                       6/1/08..........................................    1,062,150
                      Lyondell Chemical Co., Secured:
    970,000   BB       9.625% due 5/1/07...............................      991,825
  1,750,000   BB       9.875% due 5/1/07...............................    1,780,625
    415,000   BB       9.500% due 12/15/08.............................      395,287
    180,000   B+       Sr. Sub. Notes, 10.875% due 5/1/09 (c)..........      181,800
    565,000   BB-     MacDermid Inc., Company Guaranteed, 9.125% due
                       7/15/11.........................................      590,425
    545,000   B+      OM Group Inc., Sr. Sub. Notes, 9.250% due
                       12/15/11 (b)....................................      565,437
  1,000,000   B       Resolution Performance Inc., Sr. Sub. Notes,
                       13.500% due 11/15/10............................    1,125,000
    320,000   B       Terra Industries Inc., Sr. Notes, 10.500% due
                       6/15/05.........................................      264,000
                                                                        ------------
                                                                          14,376,830
                                                                        ------------

Commerical Services -- 3.6%
                      Alderwoods Group, Inc., Company Guaranteed:
    420,000   NR       11.000% due 1/2/07 (c)..........................      424,200
    650,000   NR       12.250% due 1/2/09..............................      689,000
  1,873,000   BBB-    Avis Group Holding Inc., Company Guaranteed,
                       11.000% due 5/1/09..............................    2,032,205
    910,000   B       Coinmach Corp., Sr. Notes, 9.000% due 2/1/10 (b).      946,400
  1,280,000   B-      Concentra Operating Corp., Company Guaranteed,
                       13.000% due 8/15/09.............................    1,446,400
    707,000   BB-     Quebecor Media Inc., Sr. Notes, 11.125% due
                       7/15/11.........................................      763,560
                      Service Corp. International, Sr. Notes:
    100,000   BB-      6.300% due 3/15/03..............................       98,500
    605,000   BB-      6.000% due 12/15/05.............................      546,012
    245,000   BB-      6.500% due 3/15/08..............................      214,375
    580,000   BB-      7.700% due 4/15/09 (c)..........................      536,500
    260,000   B+      Stewart Enterprises, Inc., Company Guaranteed,
                       10.750% due 7/1/08..............................      285,350
  1,000,000   B-      Worldwide Flight Service, Sr. Notes, 12.250% due
                       8/15/07.........................................    1,095,000
                                                                        ------------
                                                                           9,077,502
                                                                        ------------

Construction Services -- 2.5%
    715,000   B-      Atrium Cos., Inc., Company Guaranteed, 10.500%
                       due 5/1/09......................................      682,825
                      D.R. Horton Inc., Company Guaranteed:
    585,000   BB       8.000% due 2/1/09...............................      593,775
  1,025,000   BB       7.875% due 8/15/11..............................    1,025,000
    610,000   NR      Meritage Corp., Sr. Notes, 9.750% due 6/1/11.....      646,600
  1,230,000   BB-     Ryland Group Inc., Sr. Sub. Notes, 8.250% due
                       4/1/08..........................................    1,248,450
                      Schuler Homes, Inc., Company Guaranteed:
    265,000   B+       9.375% due 7/15/09..............................      282,225
  1,725,000   B-       10.500% due 7/15/11 (c).........................    1,863,000
                                                                        ------------
                                                                           6,341,875
                                                                        ------------

Cosmetics and Toiletries -- 0.3%
    610,000   B       Playtex Products Inc., Company Guaranteed, 9.375%
                       due 6/1/11......................................      649,650
                                                                        ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments
----------------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                                   Security                                      Value
---------------------------------------------------------------------------------------------------------------

Electric Utilities -- 4.5%
                      AES Corp.:
$   890,000   BB       Sr. Notes, 9.500% due 6/1/09............................................... $    591,850
    740,000   BB       Sr. Notes, 9.375% due 9/15/10..............................................      484,700
    395,000   BB       Sr. Sub. Notes, 8.500% due 11/1/07.........................................      167,875
    530,000   NR      AES Drax Holdings Ltd., Secured, 10.410% due 12/31/20.......................      400,150
  3,455,000   BB+     Calpine Canada Energy Finance LLC, Company Guaranteed, 8.500% due 5/1/08....    2,491,919
    160,000   BB+     Calpine Corp., Sr. Notes, 8.500% due 2/15/11................................      115,400
                      CMS Energy Corp., Secured:
    500,000   BB       9.875% due 10/15/07........................................................      518,125
  1,250,000   BB       7.500% due 1/15/09.........................................................    1,182,813
  1,875,000   BB-     Mission Energy Holding Co., Secured, 13.500% due 7/15/08....................    1,903,125
  1,500,000   BBB     PG&E National Energy Group, Notes, 10.375% due 5/16/11......................    1,531,875
    665,000   BBB-    PSE&G Energy Holdings Inc., Sr. Notes, 10.000% due 10/1/09..................      653,362
  1,495,000   BB+     South Point Energy Center LLC, Company Guaranteed, 9.825% due 5/30/19 (b)...    1,106,300
                                                                                                   ------------
                                                                                                     11,147,494
                                                                                                   ------------

Electronics -- 1.2%
    300,000   BB+     Flextronics International Ltd., Sr. Sub. Notes, 9.875% due 7/1/20...........      322,500
    460,000   C       Pacific Aerospace & Electric, Company Guaranteed, 11.250% due 8/1/05........      103,500
  1,000,000   NR      Packard Bioscience Co., Sr. Sub. Notes, 9.375% due 3/1/07...................    1,052,500
    524,000   BB+     Solectron Corp., Sr. Notes, 9.625% due 2/15/09..............................      526,620
  1,040,000   NR      Ucar Finance Inc., Company Guaranteed, 10.250% due 2/15/12 (b)..............    1,073,800
                                                                                                   ------------
                                                                                                      3,078,920
                                                                                                   ------------

Environmental Control -- 0.3%
  1,132,104   NR      Metal Management Inc., Company Guaranteed, 12.750% due 6/15/04..............      741,528
                                                                                                   ------------

Financial Services -- Diversified -- 1.4%
  3,332,000   NR      Finova Group Inc., Notes, 7.500% due 11/15/09...............................    1,199,520
    650,000   B-      Intertek Finance PLC, Company Guaranteed, 10.250% due 11/1/06...............      653,250
    267,593   NR      Russell-Stanley Holdings Inc., Company Guaranteed, 9.000% due 11/30/08 (b)..      200,695
  1,175,000   NR      Terra Capital Inc., Company Guaranteed, 12.875% due 10/15/08................    1,204,375
    205,000   B-      Williams Scotsman Inc., Company Guaranteed, 9.875% due 6/1/07 (b)(c)........      203,975
                                                                                                   ------------
                                                                                                      3,461,815
                                                                                                   ------------

Food -- 1.5%
    370,000   B-      Del Monte Corp., Sr. Sub. Notes, 9.250% due 5/15/11.........................      391,275
                      Fleming Cos Inc., Company Guaranteed:
    910,000   B+       10.500% due 12/1/04 (c)....................................................      910,000
     30,000   B+       10.625% due 7/31/07........................................................       29,025
     70,000   BB      Ingles Markets, Inc., Sr. Sub. Notes, 8.875% due 12/1/11 (b)................       70,000
  1,000,000   B       Pantry Inc., Company Guaranteed, 10.250% due 10/15/07.......................      930,000
    306,000   B       Pathmark Stores Inc., Sr. Sub. Notes, 8.750% due 2/1/12 (b).................      318,622
    473,000   CCC     Pueblo Xtra International, Sr. Notes, 9.500% due 8/1/03.....................      148,995
     95,787   NR      SFC Sub Inc., Debentures, 11.000% due 12/15/09 (b)..........................            9
  1,000,000   B-      Stater Brothers Holdings., Sr. Notes, 10.750% due 8/15/06...................    1,050,000
                                                                                                   ------------
                                                                                                      3,847,926
                                                                                                   ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments
----------------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                                   Security                                      Value
---------------------------------------------------------------------------------------------------------------

Healthcare -- 4.7%
$   880,000   B+      Beverly Enterprises Inc., Company Guaranteed, 9.000% due 2/15/06............ $    871,200
  1,000,000   B+      Fresenius Medical Care Capital Trust, Company Guaranteed, 7.875% due 6/15/11    1,000,000
    525,000   B-      Hanger Orthopedic Group Inc., Sr. Notes, 10.375% due 2/15/09 (b)............      543,375
  2,600,000   BB+     HCA Inc., Notes, 7.875% due 2/1/11..........................................    2,814,500
                      HEALTHSOUTH Corp:
    330,000   BBB-      Sr. Notes, 8.375% due 10/1/11.............................................      341,550
    752,000   BB+       Sr. Sub. Notes, 10.750% due 10/1/08.......................................      819,680
  1,220,000   B       Iasis Healthcare Corp., Company Guaranteed, 8.750% due 10/15/09 (c).........    1,195,600
                      Magellan Health Services Inc.:
    340,000   B+        Sr. Notes, 9.375% due 11/15/07 (b)........................................      333,200
    970,000   B-        Sr. Sub. Notes, 9.000% due 2/15/08........................................      805,100
     14,000   BBB-    Tenet Healthcare Corp., Sr. Sub. Notes, 8.125% due 12/1/08..................       15,050
                      Triad Hospitals Inc., Company Guaranteed:
    560,000   NR        8.750% due 5/1/09.........................................................      599,200
    735,000   B-        11.000% due 5/15/09.......................................................      825,037
  1,400,000   B-      Vanguard Health Systems Inc., Sr. Sub. Notes, 9.750% due 8/1/11.............    1,470,000
                                                                                                   ------------
                                                                                                     11,633,492
                                                                                                   ------------

Holding Companies -- 1.7%
    550,000   BB-     Kansas City Southern Railway, Company Guaranteed, 9.500% due 10/1/08........      594,000
                      Peabody Energy Corp., Company Guaranteed:
    550,000   BB        8.875% due 5/15/08........................................................      587,813
  1,994,000   B+        9.625% due 5/15/08........................................................    2,148,535
    850,000   B-      Werner Holding Company Inc., Company Guaranteed, 10.000% due 11/15/07.......      845,750
                                                                                                   ------------
                                                                                                      4,176,098
                                                                                                   ------------

Hotels and Motels -- 2.1%
  2,140,000   B       Extended Stay America, Inc., Sr. Sub. Notes, 9.875% due 6/15/11.............    2,247,000
  1,500,000   B+      Intrawest Corp., Sr. Notes, 10.500% due 2/1/10..............................    1,560,000
  1,395,000   B+      Sun International Hotels Ltd., Company Guaranteed, 8.875% due 8/15/11.......    1,398,487
                                                                                                   ------------
                                                                                                      5,205,487
                                                                                                   ------------

Housewares -- 1.1%
    750,000   Ca*     Frank's Nursery & Crafts, Sr. Sub. Notes, 10.250% due 3/1/08................       93,750
  1,510,000   B       Jostens Inc., Sr. Sub. Notes, 12.750% due 5/1/10............................    1,683,650
    350,000   CCC     Remington Products Co. LLC, Sr. Sub. Notes, 11.000% due 5/15/06.............      290,500
    775,000   B-      Sealy Mattress Co., Sr. Sub. Notes, 9.875% due 12/15/07 (c).................      771,125
                                                                                                   ------------
                                                                                                      2,839,025
                                                                                                   ------------

Insurance -- 1.1%
    625,000   BB-     Conseco Inc., Notes, 8.750% due 2/9/04......................................      382,813
    595,000   BB      Markel Capital Trust I, Company Guaranteed, 8.710% due 1/1/46...............      419,475
  1,000,000   A-      Nationwide CSN Trust, Notes, 9.875% due 2/15/25 (b).........................    1,051,250
    510,000   BB+     Pxre Capital Trust I, Company Guaranteed, 8.850% due 2/1/27.................      266,475
    645,000   B+      Willis Corroon Corp., Company Guaranteed, 9.000% due 2/1/09.................      678,862
                                                                                                   ------------
                                                                                                      2,798,875
                                                                                                   ------------

Iron and Steel -- 0.6%
  1,000,000   BB      AK Steel Corp., Company Guaranteed, 7.875% due 2/15/09......................    1,005,000
    555,000   BB      U.S. Steel LLC, Company Guaranteed, 10.750% due 8/1/08 (b)..................      546,675
                                                                                                   ------------
                                                                                                      1,551,675
                                                                                                   ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments
------------------------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                                       Security                                          Value
-----------------------------------------------------------------------------------------------------------------------

Machinery - Diversified -- 1.1%
$ 1,020,000   B       Flowserve Corp., Company Guaranteed, 12.250% due 8/15/10............................ $  1,157,700
  1,500,000   NR      Terex Corp., Sr. Sub. Notes, 9.250% due 7/15/11 (b).................................    1,552,500
                                                                                                           ------------
                                                                                                              2,710,200
                                                                                                           ------------

Media -- 13.0%
                      Adelphia Communications, Sr. Notes:
    890,000   B+       10.250% due 11/1/06................................................................      921,150
  3,830,000   B+       10.875% due 10/1/10................................................................    4,078,950
  1,160,000   B-      Allbritton Communications Co., Sr. Sub. Notes, 8.875% due 2/1/08....................    1,212,200
    812,000   B-      American Media Operation Inc., Sr. Sub. Notes, 10.250% due 5/1/09 (b)...............      831,285
    420,000   BBB-    Belo Corp., Sr. Notes, 7.125% due 6/1/07............................................      422,625
                      Charter Communications Holdings LLC:
  2,395,000   B+       Sr. Notes, 10.750% due 10/1/09.....................................................    2,406,975
  1,070,000   B+       Sr. Notes, 9.625% due 11/15/09 (b).................................................    1,032,550
  1,890,000   B+       Sr. Notes, 10.000% due 5/15/11.....................................................    1,819,125
  4,415,000   B+       Step bond to yield 11.750% due 5/15/11.............................................    2,571,737
    640,000   B+       Step bond to yield 12.125% due 1/15/12 (b).........................................      352,000
                      Echostar DBS Corp., Sr. Notes:
    500,000   B+       9.250% due 2/1/06..................................................................      512,500
    120,000   B+       9.125% due 1/15/09 (b).............................................................      122,250
  2,860,000   B+       9.375% due 2/1/09..................................................................    2,952,950
    900,000   B-      Emmis Communications Corp., step bond to yield 10.721% due 3/15/11..................      661,500
                      Fox Family Worldwide Inc.:
  2,730,000   A-       Sr. Notes, 9.250% due 11/1/07......................................................    2,934,750
  1,600,000   A-       Step bond to yield 11.161% due 11/1/07.............................................    1,732,000
    850,000   B+      Garden State Newspapers Inc., Sr. Sub. Notes, 8.750% due 10/1/09....................      850,000
    905,000   B-      Insight Communications, Sr. Discount Notes, step bond to yield 13.125% due 2/15/11..      543,000
  2,785,000   B-      LIN Holdings Corp., Sr. Discount Notes, step bond to yield 11.854% due 3/1/08.......    2,450,800
  1,730,000   B+      Mediacom Broadband LLC, Sr. Notes, 11.000% due 7/15/13..............................    1,903,000
                      Paxson Communications Corp.:
    681,000   B-       Company Guaranteed, 10.750% due 7/15/08............................................      738,885
    860,000   B-       Step bond to yield 12.083% due 1/15/09 (b).........................................      591,250
    875,000   B+      Price Communications Wireless Inc., Company Guaranteed, 9.125% due 12/15/06.........      888,125
                                                                                                           ------------
                                                                                                             32,529,607
                                                                                                           ------------

Metals and Mining -- 1.7%
  1,260,000   B-      Commonwealth Industries Co., Sr. Sub. Notes, 10.750% due 10/1/06....................    1,266,300
    160,000   B       Compass Minerals Group, Sr. Sub. Notes, 10.000% due 8/15/11 (b).....................      168,800
    575,000   B       Euramax International PLC, Sr. Sub. Notes, 11.250% due 10/1/06......................      560,625
    500,000   B+      Golden Northwest Aluminum, Company Guaranteed, 12.000% due 12/15/06.................      303,125
                      Kaiser Aluminum & Chemical:
    523,000   Caa2*    Sr. Notes, 10.875% due 10/15/06....................................................      397,480
  1,500,000   Ca*      Sr. Sub. Notes, 12.375% due 2/1/03.................................................      352,500
  1,500,000   B       Ormet Corp., Company Guaranteed, 11.000% due 8/15/08 (b)............................      952,500
  3,000,000   NR      Republic Tech/RTI Capital, Sr. Notes, 13.750% due 7/15/09...........................      210,000
                                                                                                           ------------
                                                                                                              4,211,330
                                                                                                           ------------

Miscellaneous - Manufacturing -- 1.0%
  1,000,000   CCC+    Aqua Chemical Inc., Sr. Sub. Notes, 11.250% due 7/1/08..............................      800,000
    235,000   B+      DI Industries, Inc., Sr. Notes, 8.875% due 7/1/07...................................      236,175
    500,000   B-      Roller Bearing Co. America, Company Guaranteed, 9.625% due 6/15/07..................      445,000


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments
------------------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                                    Security                                        Value
------------------------------------------------------------------------------------------------------------------

Miscellaneous - Manufacturing -- 1.0% (continued)
$   660,000   CCC+    Samsonite Corp., Sr. Sub. Notes, 10.750% due 6/15/08........................... $    452,100
    500,000   B-      Transdigm Inc., Company Guaranteed, 10.375% due 12/1/08........................      507,500
                                                                                                      ------------
                                                                                                         2,440,775
                                                                                                      ------------

Office Automation and Equipment -- 0.3%
  1,000,000   BB      Xerox Capital Europe PLC, Company Guaranteed, 5.875% due 5/15/04...............      858,750
                                                                                                      ------------

Oil and Gas Operations -- 3.3%
    435,000   B+      Chesapeake Energy Corp., Company Guaranteed, 8.125% due 4/1/11.................      428,475
                      Compagnie Generale de Geophysique SA, Sr. Notes:
    500,000   BB       10.625% due 11/15/07..........................................................      510,625
    325,000   BB       10.625% due 11/15/07 (b)......................................................      331,906
    125,000   BB-     El Paso Energy Partners LP, Company Guaranteed, 8.500% due 6/1/11..............      128,125
    700,000   BB      EOTT Energy Partners, Company Guaranteed, 11.000% due 10/1/09..................      584,500
    425,000   BB      Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11 (b)...........................      431,375
    632,000   B       Key Energy Services Inc., Company Guaranteed, Series B, 14.000% due 1/15/09....      733,910
    700,000   B-      Mission Resources Corp., Company Guaranteed, 10.875% due 4/1/07................      621,250
    480,000   BB-     Pennzoil-Quaker State Co., Sr. Notes, 10.000% due 11/1/08 (b)..................      513,600
    425,000   Baa1*   Petrobras International Finance Co., Sr. Notes, 9.125% due 2/1/07 (b)..........      430,312
  1,230,000   BB      Pride International, Inc., Sr. Notes, 9.375% due 5/1/07........................    1,285,350
    635,000   NR      Stone Energy Corp., Sr. Sub. Notes, 8.250% due 12/15/11 (b)....................      644,525
    540,000   BB-     Tesoro Petroleum Corp., Sr. Sub. Notes, 9.625% due 11/1/08.....................      542,700
    250,000   BB-     Vintage Petroleum, Sr. Sub. Notes, 9.750% due 6/30/09..........................      242,500
    750,000   BB-     Western Gas Resources, Company Guaranteed, 10.000% due 6/15/09.................      789,375
                                                                                                      ------------
                                                                                                         8,218,528
                                                                                                      ------------

Packaging and Containers -- 4.5%
  1,414,000   CCC+    Amtrol Inc., Sr. Sub. Notes, 10.625% due 12/31/06..............................    1,145,340
    800,000   B-      Fonda Group, Inc., Sr. Sub. Notes, 9.500% due 3/1/07...........................      644,000
    319,000   B       Four M Corp., Sr. Notes, 12.000% due 6/1/06....................................      322,988
    520,000   B+      Graphic Packaging Corp., Sr. Sub. Notes, 8.625% due 2/15/12 (b)................      540,800
  1,295,000   BB      Owens-Brockway, Secured, 8.875% due 2/15/09 (b)................................    1,324,137
                      Owens-Illinois Inc., Sr. Notes:
    250,000   B+       7.850% due 5/15/04 (c)........................................................      246,250
    405,000   B+       7.800% due 5/15/18............................................................      342,225
  1,500,000   BB-     Packaging Corp. of America, Company Guaranteed, 9.625% due 4/1/09..............    1,661,250
  1,180,000   B+      Plastipak Holdings Inc., Sr. Notes, 10.750% due 9/1/11 (b).....................    1,274,400
                      Riverwood International Corp., Company Guaranteed:
  1,330,000   B-       10.625% due 8/1/07............................................................    1,423,100
    170,000   CCC+     10.875% due 4/1/08............................................................      177,225
    755,000   BBB     Sealed Air Corp., Company Guaranteed, 8.750% due 7/1/08 (b)....................      787,087
  1,322,000   B       Stone Container Corp., Sr. Notes, 9.750% due 2/1/11............................    1,440,980
                                                                                                      ------------
                                                                                                        11,329,782
                                                                                                      ------------

Paper and Related Products -- 1.3%
    800,000   B+      Appleton Papers Inc., Sr. Sub. Notes, 12.500% due 12/5/08 (b)..................      756,000
    555,000   B+      Doman Industries Ltd., Sr. Notes, 12.000% due 7/1/04 (c).......................      524,475
    675,000   BBB-    Georgia-Pacific Corp., Debentures, 9.500% due 12/1/11..........................      662,344
  1,000,000   BB      Norske Skog Canada Ltd., Sr. Notes, 8.625% due 6/15/11 (b).....................    1,025,000
    313,000   BB+     Tembec Industries Inc., Company Guaranteed, 8.500% due 2/1/11..................      330,998
                                                                                                      ------------
                                                                                                         3,298,817
                                                                                                      ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments
-------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                        Security                            Value
------------------------------------------------------------------------------------------

Real Estate Investment Trusts -- 3.7%
                      Felcor Lodging LP, Company Guaranteed:
$ 1,375,000   BB-      9.500% due 9/15/08.................................... $  1,447,188
    192,000   BB-      8.500% due 6/1/11.....................................      194,400
                      Host Marriott LP:
  1,620,000   BB-      Company Guaranteed, 9.250% due 10/1/07................    1,684,800
    690,000   BB-      Sr. Notes, 9.500% due 1/15/07 (b).....................      727,950
  1,180,000   BB+     iStar Financial Inc., Sr. Notes, 8.750% due 8/15/08....    1,188,850
  2,360,000   B+      LNR Property Corp., Sr. Sub. Notes, 10.500% due 1/15/09    2,442,600
  1,015,000   B+      MeriStar Hospitality Corp., Company Guaranteed, 9.125%
                       due 1/15/11 (b).......................................    1,015,000
    520,000   B+      MeriStar Hospitality Operating Partnership LP, Sr.
                       Notes, 10.500% due 6/15/09 (b)........................      548,600
                                                                              ------------
                                                                                 9,249,388
                                                                              ------------

Recreational Activities -- 1.8%
    665,000   B-      Regal Cinemas Inc., Company Guaranteed, 9.375% due
                       2/1/12 (b)(c).........................................      689,937
                      Six Flags, Inc., Sr. Notes:
  1,250,000   B        9.750% due 6/15/07....................................    1,301,562
    505,000   B        9.500% due 2/1/09.....................................      517,625
  1,685,000   B        Step bond to yield 9.847% due 4/1/08..................    1,575,475
                      Vail Resorts Inc:
    335,000   B        Company Guaranteed, 8.750% due 5/15/09................      341,700
     65,000   B        Sr. Sub. Notes, 8.750% due 5/15/09 (b)................       66,300
                                                                              ------------
                                                                                 4,492,599
                                                                              ------------

Retail -- 1.0%
  1,250,000   B-      Advance Stores Co., Inc., Sr. Sub. Notes, 10.250% due
                       4/15/08 (b)...........................................    1,321,875
  1,710,000   B-      Rite Aid Corp., Sr. Notes, 11.250% due 7/1/08 (c)......    1,256,850
                                                                              ------------
                                                                                 2,578,725
                                                                              ------------

Savings and Loans -- 0.5%
  1,275,000   BBB-    Dime Bancorp Inc., Sr. Notes, 9.000% due 12/19/02......    1,333,969
                                                                              ------------

Semiconductors -- 0.2%
    620,000   B+      Amkor Technology Inc., Sr. Notes, 9.250% due 2/15/08...      582,800
                                                                              ------------

Sovereign -- 1.5%
  1,175,000   B+      Russian Federation, Unsubordinated, 5.000% due 3/31/30
                       (b)...................................................      777,321
  2,350,000   BB+     United Mexican States, Bonds, 11.375% due 9/15/16......    3,044,425
                                                                              ------------
                                                                                 3,821,746
                                                                              ------------

Telecommunications -- 10.0%
    952,000   CCC     AirGate PCS Inc., Sr. Sub. Notes, step bond to yield
                       11.374% due 10/1/09...................................      518,840
    863,000   CCC     Alamosa Delaware Inc., Company Guaranteed, 13.625% due
                       8/15/11...............................................      660,195
    920,000   B       American Cellular Corp., Company Guaranteed, 9.500%
                       due 10/15/09..........................................      749,800
                      Crown Castle International Corp:
    530,000   B        Sr. Notes, 9.375% due 8/1/11..........................      392,200
    200,000   B        Step bond to yield 16.152% due 5/15/11................       95,000
  1,980,000   B3*     Dobson/Sygnet Communications, Sr. Notes, 12.250% due
                       12/15/08 (c)..........................................    1,871,100
    160,000   B-      Fairpoint Communications Inc., Sr. Sub. Notes, 12.500%
                       due 5/1/10............................................      160,000
  1,525,000   B       Filtronic PLC, Sr. Notes, 10.000% due 12/1/05..........    1,525,000
    665,000   B-      Innova S. de R.L., Sr. Notes, 12.875% due 4/1/07.......      626,762
    425,000   BBB+    Intermedia Communications Inc., Sr. Discount Notes,
                       step bond to yield 11.094% due 7/15/07................      408,000
  1,000,000   B-      McCaw International Ltd., Sr. Discount Notes, step
                       bond to yield 13.701% due 4/15/07.....................       75,000
  1,095,000   Caa1*   Microcell Telecommunications Inc., Sr. Discount Notes,
                       step bond to yield 20.670% due 6/1/06 (c).............      750,075


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments
-----------------------------------------------------------------------------------------------------------------

   Face
  Amount    Rating(a)                                   Security                                       Value
----------------------------------------------------------------------------------------------------------------
Telecommunications -- 10.0% (continued)
                      Nextel Communications:
$ 2,650,000   B         Sr. Discount Notes, 9.375% due 11/15/09 (c)................................ $  1,696,000
    310,000   B         Sr. Discount Notes, 9.500% due 2/1/11......................................      191,425
    405,000   B         Step bond to yield 18.355% due 9/15/07.....................................      256,163
  2,395,000   B         Step bond to yield 14.147% due 2/15/08.....................................    1,323,238
                      Nextel Partners, Inc., Sr. Notes:
    340,000   CCC+      12.500% due 11/15/09 (b)...................................................      219,300
    710,000   CCC+      11.000% due 3/15/10........................................................      441,975
    820,000   B       PanAmSat Corp., Company Guaranteed, 8.500% due 2/1/12 (b)....................      820,000
    313,000   BBB     Qwest Corp., Notes, 6.375% due 10/15/02......................................      307,131
  1,565,000   B-      Rural Cellular Corp., Sr. Sub. Notes, 9.750% due 1/15/10 (b)(c)..............    1,275,475
  1,375,000   CCC+    Spectrasite Holdings Inc., step bond to yield 26.556% due 3/15/10............      295,625
                      TeleCorp PCS, Inc., Company Guaranteed:
    745,000   B3*       10.625% due 7/15/10........................................................      845,575
  2,645,000   B3*       Step bond to yield 13.048% due 4/15/09.....................................    2,340,825
  1,250,000   B       TeleWest Communications PLC, Debentures, 11.000% due 10/1/07.................      693,750
  1,875,000   B-      Time Warner Telecom Inc., Sr. Notes, 10.125% due 2/1/11......................    1,190,625
                      Tritel PCS, Inc., Company Guaranteed:
  1,270,000   B3*       10.375% due 1/15/11........................................................    1,438,275
    930,000   B3*       Step bond to yield 14.007% due 5/15/09.....................................      813,750
                      Triton PCS Holdings, Inc., Company Guaranteed:
    300,000   B-        9.375% due 2/1/11..........................................................      286,500
  1,120,000   B-        Step bond to yield 10.795% due 5/1/08......................................      957,600
  1,624,000   A-      VoiceStream Wireless, Sr. Discount Notes, 10.375% due 11/15/09...............    1,794,520
                                                                                                    ------------
                                                                                                      25,019,724
                                                                                                    ------------
Textiles -- 0.5%
    835,000   B       Collins & Aikman Floorcoverings, Inc., Sr. Sub. Notes, 9.750% due 2/15/10 (b)      864,225
    300,000   BB      Interface Inc., Sr. Notes, 10.375% due 2/1/10 (b)............................      313,500
                                                                                                    ------------
                                                                                                       1,177,725
                                                                                                    ------------
Tobacco -- 0.4%
    996,000   BB      Dimon Inc., Company Guaranteed, 9.625% due 10/15/11..........................    1,050,780
                                                                                                    ------------
Transportation -- 0.9%
  1,000,000   B1*     Statia Terminals, First Mortgage, Series B, 11.750% due 11/15/03.............    1,035,000
  1,105,000   BB-     Teekay Shipping Corp., Sr. Notes, 8.875% due 7/15/11 (b).....................    1,149,200
                                                                                                    ------------
                                                                                                       2,184,200
                                                                                                    ------------
Waste Management Services -- 2.9%
                      Allied Waste North America:
                        Company Guaranteed:
  1,735,000   BB-        8.875% due 4/1/08.........................................................    1,800,062
  4,590,000   B+         10.000% due 8/1/09........................................................    4,693,275
    625,000   BB-       Sr. Notes, 8.500% due 12/1/08 (b)..........................................      640,625
                                                                                                    ------------
                                                                                                       7,133,962
                                                                                                    ------------
                      TOTAL CORPORATE BONDS AND NOTES
                      (Cost -- $236,299,671).......................................................  228,010,499
                                                                                                    ------------
CONVERTIBLE BONDS -- 0.1%
    270,000   B       Nextel Communications Inc., 5.250% due 1/15/10...............................      137,025
    293,000   BB+     Solectron Corp., zero coupon due 5/8/20......................................      165,545
                                                                                                    ------------
                      TOTAL CONVERTIBLE BONDS
                      (Cost -- $369,343)...........................................................      302,570
                                                                                                    ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


High Yield Investments
---------------------------------------------------------------------------------------------------------------------------------

  Shares                                                     Security                                                  Value
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 0.1%
     45,837      Metal Management Inc. (c)(d).....................................................................  $     73,339
    144,546      Phase Metrics Inc., Class A Shares (d)...........................................................        50,591
     40,000      Russell-Stanley Holdings Inc. (d)................................................................           400
     12,388      Safelite Glass Corp., Class B Shares (d).........................................................        14,370
        837      Safelite Realty Corp. (d)........................................................................           971
                                                                                                                   -------------
                 TOTAL COMMON STOCK
                 (Cost -- $4,003,178).............................................................................       139,671
                                                                                                                   -------------
PREFERRED STOCK -- 4.1%
     12,300      Adelphia Communications, 13.000%.................................................................     1,306,875
                 CSC Holdings Inc.:
     22,578        11.125%........................................................................................     2,319,900
     11,700        11.750%........................................................................................     1,210,950
      6,500      Ford Motor Co. Capital Trust II, 6.500% (d)......................................................       343,395
     15,787      Global Crossing Holdings Ltd., 10.500% (d).......................................................         3,947
      2,296      Intermedia Communications Inc., 13.500% (d)......................................................     2,209,897
      1,000      Sinclair Broadcast Group Inc., 11.625%...........................................................       100,250
     25,050      Sovereign REIT, 12.000% (b)......................................................................     2,686,612
                                                                                                                   -------------
                 TOTAL PREFERRED STOCK
                 (Cost -- $11,268,905)............................................................................    10,181,826
                                                                                                                   -------------

 Warrants
------------
WARRANTS (d) -- 0.1%
        482      Harborside Healthcare Corp., Expire 8/1/09.......................................................           602
      1,250      Jostens Inc., Expire 5/1/10......................................................................        25,312
      2,000      Key Energy Services Inc., Expire 1/15/09.........................................................       161,000
      2,000      Motient Corp., Expire 4/1/08.....................................................................           270
      2,500      O'Sullivan Industries Inc., Expire 10/15/09......................................................           375
                 Safelite Glass Corp.:
     30,358        Class A Shares, Expire 9/29/06.................................................................             0
     20,238        Class B Shares, Expire 9/29/06.................................................................             0
                                                                                                                   -------------
                 TOTAL WARRANTS
                 (Cost -- $68,548)................................................................................       187,559
                                                                                                                   -------------
                 SUB-TOTAL INVESTMENTS
                 (Cost -- $252,009,645)...........................................................................   238,822,125
                                                                                                                   -------------
   Face
  Amount
------------
REPURCHASE AGREEMENT -- 4.3%
$10,598,000      Morgan Stanley Dean Witter & Co., 1.830% due 3/1/02; Proceeds at maturity -- $10,598,539;
                  (Fully collateralized by U.S. Treasury Notes and Bonds, 3.875% to 8.750% due 8/31/02 to 5/15/20;
                  Market value -- $10,815,295) (Cost -- $10,598,000)..............................................    10,598,000
                                                                                                                   -------------
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $262,607,645**).........................................................................  $249,420,125
                                                                                                                   =============

--------
(a)All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk(*), which are rated by Moody's Investors Service, Inc.
(b)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(c)All or a portion of this security is on loan (See Note 13).
(d)Non-income producing security.
** Aggregate cost for Federal income tax purposes is substantially the same.

  Seepage 76 for definitions of ratings.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Multi-Sector Fixed Income Investments
-----------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                   Security                                           Value
-----------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 15.0%
                     U.S. Treasury Notes:
$  541,000             7.000% due 7/15/06................................................................. $    602,155
   325,000             3.500% due 11/15/06 (a)............................................................      315,643
 1,833,000             6.000% due 8/15/09.................................................................    1,974,196
   614,000             5.750% due 8/15/10 (a).............................................................      651,368
   325,000             5.000% due 8/15/11 (a).............................................................      327,207
   310,000             4.875% due 2/15/12.................................................................      310,288
   250,000             8.000% due 11/15/21................................................................      321,073
   398,000             5.250% due 2/15/29.................................................................      379,421
    65,000           U.S. Treasury Bond, 5.375% due 2/15/31 (a)...........................................       64,659
   499,957           U.S. Treasury Inflation-Indexed Bond, 3.375% due 4/15/32.............................      507,457
   100,000           U.S. Treasury Strip (Principal), due 8/15/20.........................................       34,071
                                                                                                           ------------
                     TOTAL U.S. TREASURY OBLIGATIONS
                     (Cost -- $5,384,484).................................................................    5,487,538
                                                                                                           ------------

   Face
  Amount   Rating(b)
---------- ---------
CORPORATE BONDS AND NOTES -- 26.1%

Aerospace/Defense -- 0.1%
    20,000   A+      The Boeing Co., Debentures, 7.250% due 6/15/25.......................................       21,075
    25,000   BBB-    Lockheed Martin Corp., Bonds, 8.500% due 12/1/29.....................................       30,688
                                                                                                           ------------
                                                                                                                 51,763
                                                                                                           ------------

Agriculture -- 0.0%
     5,000   BB      Dimon Inc., Company Guaranteed, Series B, 9.625% due 10/15/11........................        5,275
                                                                                                           ------------

Airlines -- 1.6%
   294,983   A-      American Airlines, Pass-Through Certificates, 7.377% due 5/23/19.....................      286,232
   323,534   A-      Continental Airlines Inc., Pass-Through Certificates, Series 971B, 7.461% due 4/12/13      305,502
                                                                                                           ------------
                                                                                                                591,734
                                                                                                           ------------

Auto Manufacturers -- 0.3%
                     DaimlerChrysler NA Holding Corp.:
    25,000   BBB+      Company Guaranteed, 6.900% due 9/1/04..............................................       26,125
    20,000   BBB+      Notes, 8.500% due 1/18/31..........................................................       22,575
    60,000   BBB+    Ford Motor Co., Debentures, 8.900% due 1/15/32.......................................       67,575
                                                                                                           ------------
                                                                                                                116,275
                                                                                                           ------------

Auto Parts and Equipment -- 0.1%
    20,000   BBB     Visteon Corp., Sr. Notes, 8.250% due 8/1/10..........................................       20,300
                                                                                                           ------------

Banks -- 0.2%
    50,000   A       Bank One Corp., Notes, 6.500% due 2/1/06.............................................       52,750
    10,000   A+      Wells Fargo Bank NA, Sub. Notes, 6.450% due 2/1/11...................................       10,363
                                                                                                           ------------
                                                                                                                 63,113
                                                                                                           ------------

Beverages -- 0.1%
    25,000   A-      Pepsi Bottling Group Inc., Sr. Notes, Series B, 7.000% due 3/1/29....................       27,031
                                                                                                           ------------

Building-Residential/Commercial -- 0.0%
     8,000   B-      Schuler Homes, Company Guaranteed, 10.500% due 7/15/11...............................        8,640
                                                                                                           ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Multi-Sector Fixed Income Investments
---------------------------------------------------------------------------------------------------------

  Face
 Amount   Rating(b)                                 Security                                    Value
---------------------------------------------------------------------------------------------------------

Casino/Hotels -- 0.2%
$  19,000   BB+     Harrahs Operating Co. Inc., Company Guaranteed, 7.875% due 12/15/05..... $     19,998
   35,000   BB+     MGM Mirage Inc., Company Guaranteed, 8.375% due 2/1/11..................       36,663
                                                                                             ------------
                                                                                                   56,661
                                                                                             ------------

Chemicals -- 0.1%
    5,000   A       Dow Chemical Co., Debentures, 7.375% due 11/1/29........................        5,253
   25,000   AA-     E.I. du Pont de Nemours & Co., Debentures, 6.500% due 1/15/28...........       25,188
    1,000   BB-     Georgia Gulf Corp., Company Guaranteed, 10.375% due 11/1/07.............        1,070
                                                                                             ------------
                                                                                                   31,511
                                                                                             ------------

Commercial Services -- 1.4%
  500,000   BBB     Cendant Corp., Notes, 7.750% due 12/1/03................................      501,250
                                                                                             ------------

Computer Services -- 0.1%
   45,000   A+      Electronic Data Systems, Notes, 7.450% due 10/15/29.....................       48,488
                                                                                             ------------

Computers -- 0.1%
   20,000   A+      IBM Corp., Debentures, 7.125% due 12/1/96...............................       20,400
                                                                                             ------------

Consumer - Loans -- 0.1%
   25,000   A       Household Finance Corp., Notes, 6.375% due 10/15/11.....................       24,563
                                                                                             ------------

Diversified Financial Services -- 6.2%
  400,000   BBB-    Capital One Bank, Sr. Notes, Series BKNT, 6.875% due 2/1/06.............      378,000
   35,000   A-      CIT Group Inc., Notes, 6.500% due 2/7/06................................       34,213
                    Ford Motor Credit Co.:
  350,000   BBB+     Notes, 7.500% due 3/15/05..............................................      357,438
  450,000   BBB+     Bonds, 7.375% due 2/1/11...............................................      454,500
   50,000   AAA     General Electric Capital Corp., Notes, Series MTNA, 5.875% due 2/15/12..       50,125
                    General Motors Acceptance Corp., Notes:
  325,000   BBB+     6.875% due 9/15/11.....................................................      324,188
  500,000   BBB+     Series MTN, 3.173% due 10/16/03........................................      498,750
  150,000   A+      Goldman Sachs Group Inc., Sr. Unsubordinated Notes, 7.500% due 1/28/05..      162,375
                                                                                             ------------
                                                                                                2,259,589
                                                                                             ------------

Electric -- 2.4%
  400,000   BBB-    NRG Energy, Inc., Sr. Notes, 8.700% due 3/15/05 (c).....................      411,608
   20,000   BB+     South Point Energy, Company Guaranteed, 9.825% due 5/30/19 (c)..........       14,800
  430,000   AAA     Tennessee Valley Authority, Bonds, Series E, 6.750% due 11/1/25.........      455,800
                                                                                             ------------
                                                                                                  882,208
                                                                                             ------------

Finance - Investment -- 2.8%
   50,000   AA-     CS First Boston, Notes, 6.500% due 1/15/12..............................       51,125
   25,000   A+      Goldman Sachs Group Inc., Bonds, 6.875% due 1/15/11.....................       26,000
  400,000   BBB-    IOS Capital Inc., Notes, 9.750% due 6/15/04.............................      402,500
  500,000   A       Lehman Brothers Holdings Inc., Notes, 8.250% due 6/15/07................      558,125
                                                                                             ------------
                                                                                                1,037,750
                                                                                             ------------

Food -- 0.1%
   25,000   A+      Sara Lee Corp., Notes, 6.250% due 9/15/11...............................       25,875
                                                                                             ------------

Forest Products & Paper -- 0.1%
   19,000   BB+     Tembec Industries Inc., Company Guaranteed, 8.500% due 2/1/11...........       20,093
                                                                                             ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Multi-Sector Fixed Income Investments
--------------------------------------------------------------------------------------------------------------

 Face
Amount  Rating(b)                                     Security                                        Value
--------------------------------------------------------------------------------------------------------------

Gambling -- 0.0%
$11,000   BB-     Mohegan Tribal Gaming, Sr. Sub. Notes, 8.750% due 1/1/09......................... $   11,440
                                                                                                    ----------

Healthcare Services -- 0.2%
 10,000   BB-     AmerisourceBergen Corp., Sr. Notes, 8.125% due 9/1/08............................     10,550
 30,000   BBB-    HCA Inc., Sr. Notes, 7.875% due 2/1/11...........................................     32,475
 15,000   BBB-    HEALTHSOUTH Corp., Sr. Notes, 8.375% due 10/1/11.................................     15,525
                                                                                                    ----------
                                                                                                        58,550
                                                                                                    ----------

Hotels -- 0.0%
  5,000   B       Extended Stay America, Sr. Sub. Notes, 9.875% due 6/15/11........................      5,250
                                                                                                    ----------

Insurance -- 0.1%
 20,000   AA-     Loews Corp., Sr. Notes, 7.625% due 6/1/23........................................     20,325
 10,000   BB      Markel Cap Trust 1, Company Guaranteed, Series B, 8.710% due 1/1/46..............      7,050
                                                                                                    ----------
                                                                                                        27,375
                                                                                                    ----------

Media -- 0.2%
  9,000   B+      Adelphia Communications, Sr. Notes, 10.875% due 10/1/10..........................      9,585
 34,000   B+      Charter Communications Holdings, Sr. Notes, 10.000% due 5/15/11..................     32,725
 23,000   B+      Echostar DBS Corp., Sr. Notes, 9.375% due 2/1/09.................................     23,748
  7,000   A-      Fox Family Worldwide Inc., Sr. Notes, 9.250% due 11/1/07.........................      7,525
  9,000   B+      Mediacom Broadband LLC, Company Guaranteed, 11.000% due 7/15/13..................      9,900
                                                                                                    ----------
                                                                                                        83,483
                                                                                                    ----------

Miscellaneous - Manufacturing -- 0.0%
 20,000   BBB     Tyco International Group, Company Guaranteed, 6.875% due 1/15/29.................     16,800
                                                                                                    ----------

Money Center Banks -- 1.7%
                  Bank of America Corp., Sub. Notes:
350,000   A         7.800% due 2/15/10.............................................................    389,375
 50,000   A         7.400% due 1/15/11.............................................................     54,688
 50,000   A+      J.P. Morgan Chase & Co., Sub. Notes, 6.750% due 2/1/11...........................     51,188
100,000   A       National Westminster Bank, Sub. Notes, 7.750% due 4/29/49........................    108,750
                                                                                                    ----------
                                                                                                       604,001
                                                                                                    ----------

Multimedia -- 0.1%
 25,000   BBB-    News America Holdings Debentures, 7.750% due 12/1/45.............................     23,750
                                                                                                    ----------

Non-Hazardous Waste Disposal -- 0.1%
 23,000   BB-     Allied Waste North America, Inc., Company Guaranteed, Series B, 8.875% due 4/1/08     23,863
 20,000   BBB     Waste Management Inc., Company Guaranteed, 7.375% due 5/15/29....................     19,250
                                                                                                    ----------
                                                                                                        43,113
                                                                                                    ----------

Oil and Gas Drilling -- 0.1%
 50,000   BBB+    Anadarko Finance, Company Guaranteed, 7.500% due 5/1/31..........................     53,438
                                                                                                    ----------

Oil Companies - Integrated -- 0.2%
 20,000   AA+     Atlantic Richfield Company, Notes, 5.900% due 4/15/09............................     20,300
 40,000   BBB+    Burlington Resources Finance, Notes, 6.500% due 12/1/11 (c)......................     40,450
                                                                                                    ----------
                                                                                                        60,750
                                                                                                    ----------

Pipelines -- 1.5%
 10,000   BBB+    Dynergy Holding Inc., Sr. Notes, 8.750% due 2/15/12..............................     10,313
 50,000   BBB     El Paso Corp., Sr. Notes, Series MTN, 7.750% due 1/15/32.........................     49,125


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Multi-Sector Fixed Income Investments
--------------------------------------------------------------------------------------------------------------

  Face
 Amount  Rating(b)                                    Security                                        Value
--------------------------------------------------------------------------------------------------------------

Pipelines -- 1.5% (continued)
$500,000   BBB-    WCG Note Trust, Secured, 8.250% due 3/15/04 (c)................................ $   476,875
                                                                                                   -----------
                                                                                                       536,313
                                                                                                   -----------

Real Estate -- 0.1%
  50,000   B+      LNR Property Corp., Sr. Sub. Notes, 10.500% due 1/15/09........................      51,750
                                                                                                   -----------

Real Estate Investment Trust -- 3.7%
                   Felcor Lodging L.P., Company Guaranteed:
  10,000   BB       9.500% due 9/15/08............................................................      10,525
  13,000   BB       8.500% due 6/1/11 (c).........................................................      13,163
   2,000   BB-     Host Marriott L.P., Company Guaranteed, Series G, 9.250% due 10/1/07...........       2,080
 600,000   BBB     HRPT Properties Trust, Sr. Notes, Series A, 6.750% due 12/18/02................     612,750
 100,000   BBB     Simon Property Group, Inc., Notes, 6.750% due 2/9/04...........................     103,375
 600,000   BBB-    United Dominion Realty Trust, Inc., Notes, 8.625% due 3/15/03..................     627,076
                                                                                                   -----------
                                                                                                     1,368,969
                                                                                                   -----------

Resorts/Theme Parks -- 0.0%
   6,000   B       Six Flags Inc., Sr. Notes, 9.750% due 6/15/07..................................       6,248
                                                                                                   -----------

Retail -- 0.2%
  25,000   A+      Target Corp., Notes, 6.350% due 1/15/11........................................      26,094
  25,000   AA      Wal-Mart Stores, Notes, 7.550% due 2/15/30.....................................      29,219
                                                                                                   -----------
                                                                                                        55,313
                                                                                                   -----------

Telecommunications -- 1.6%
 100,000   BBB     Cox Communications, Inc., Notes, Series MTN, 6.690% due 9/20/04................     103,750
  10,000   D       McLeodUSA Inc., Sr. Notes, 11.375% due 1/1/09 (d)..............................       2,500
 400,000   BBB     Qwest Capital Funding, Company Guaranteed, 7.750% due 8/15/06..................     376,000
 100,000   BBB+    Sprint Capital Corp., Company Guaranteed, 5.700% due 11/15/03..................      94,750
                                                                                                   -----------
                                                                                                       577,000
                                                                                                   -----------

Transportation - Rail -- 0.3%
  75,000   BBB     CSX Corp., Debentures, 7.250% due 5/1/04.......................................      79,875
  25,000   BBB-    Union Pacific Corp., Notes, 6.650% due 1/15/11.................................      25,875
                                                                                                   -----------
                                                                                                       105,750
                                                                                                   -----------
                   TOTAL CORPORATE BONDS AND NOTES (Cost -- $9,219,418)...........................   9,481,812
                                                                                                   -----------
FOREIGN BONDS  AND NOTES-- 3.1%

Canada -- 1.1%
 534,000   BB+     Calpine Canada Energy Financial Corp., Company Guaranteed, 8.500% due 5/1/08...     385,148
  10,000   A+      Hydro-Quebec, Local Government Guaranteed, Series JL, 6.300% due 5/11/11.......      10,450
  20,000   A+      Quebec Province, Debentures, Series NJ, 7.500% due 7/15/23.....................      22,575
                                                                                                   -----------
                                                                                                       418,173
                                                                                                   -----------

Skandinavia -- 1.9%
 175,000   A-      Nordbanken, Bonds, 8.950% due 11/29/49 (c).....................................     200,514
 500,000   BBB     Skandinaviska Enskilda Banken, Jr. Sub. Notes, 6.500% due 12/29/49.............     503,345
                                                                                                   -----------
                                                                                                       703,859
                                                                                                   -----------

United Kingdom -- 0.1%
  10,000   A-      British Telecom PLC, Bonds, step bond to yield 8.625% due 12/15/30.............      11,938
  30,000   B-      Filtronic PLC, Sr. Notes, 10.000% due 12/1/05..................................      30,000
                                                                                                   -----------
                                                                                                        41,938
                                                                                                   -----------
                   TOTAL FOREIGN BONDS AND NOTES
                   (Cost -- $1,264,011)...........................................................   1,163,970
                                                                                                   -----------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


Multi-Sector Fixed Income Investments
----------------------------------------------------------------------------------------------

   Face
  Amount                                     Security                                 Value
----------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 22.4%
$   150,000      American Express Credit Account Master Trust, 5.600% due 11/15/06 $   156,297
    200,000      AutoNation Receivables Corp. Auto Owner Trust, 7.150% due 2/15/07     209,428
    360,000      Bear Stearns Asset-Backed Securities, Inc., 6.820% due 2/15/31...     374,358
    150,000      Capital One Master Trust, 7.100% due 4/17/06.....................     156,106
                 Chase Commercial Mortgage Securities Corp., Sub. Bonds:
    100,000        7.370% due 6/19/29.............................................     106,655
    150,000        6.600% due 12/12/29............................................     155,141
    125,000      CIT Marine Trust, 6.250% due 11/15/19............................     124,886
    200,000      Discover Card Master Trust I, 5.600% due 5/16/06.................     207,511
                 Fannie Mae:
    210,000        6.000% due 11/25/08............................................     217,445
     63,531        10.000% due 7/25/23............................................      64,320
  2,816,776        0.883% due 10/25/23............................................      52,106
    221,958        7.000% due 3/18/26.............................................      36,140
    225,823        5.500% due 10/18/27............................................     225,865
    153,495      Fleet Mortgage Securities, 7.500% due 1/28/30....................     156,182
     75,000      FMAC Loan Receivables Trust, 6.740% due 11/15/20.................      66,924
                 Freddie Mac:
  1,744,817        6.000% due 3/15/08.............................................     218,759
    500,000        6.000% due 3/15/11.............................................     516,675
  1,957,434        6.000% due 1/15/16.............................................     174,092
    500,000        6.500% due 8/15/17.............................................     515,240
    206,992        6.000% due 1/15/22.............................................     215,512
  1,000,000        7.000% due 7/15/23.............................................     180,057
  1,000,000        7.000% due 11/15/23............................................     225,505
    400,000        6.500% due 12/15/23............................................      66,962
    950,457        17.600% due 2/15/24............................................     352,331
    239,250        7.000% due 8/15/29.............................................     251,331
    492,065        6.500% due 2/15/30.............................................     509,320
    308,000      Government National Mortgage Association, 12.360% due 1/20/32....     263,340
     50,000      J.P. Morgan Chase & Co., Notes, 5.350% due 3/1/07................      49,610
    350,000      Master Financial Asset Securitization Trust, 7.500% due 1/20/29..     371,449
    196,729      Mid-State Trust, 8.330% due 4/1/30...............................     212,020
    100,000      Morgan Stanley Capital I, Sub. Bonds, 7.490% due 7/15/29.........     103,687
                 Residential Accredit Loans Inc.:
      4,124        7.000% due 1/25/28.............................................       4,120
    396,913        8.000% due 10/25/28............................................     404,514
    190,658      Structured Asset Mortgage Investments Inc., 6.250% due 11/25/28..     174,262
                 Structured Asset Securities Corp.:
    500,000        8.000% due 7/25/30.............................................     519,262
    377,567        7.000% due 11/25/30............................................     387,001
    150,000      Toyota Auto Receivables Owner Trust, 7.210% due 4/15/07..........     159,359
                                                                                   -----------
                 TOTAL ASSET-BACKED SECURITIES
                 (Cost -- $8,026,595).............................................   8,183,772
                                                                                   -----------
MORTGAGE-BACKED SECURITIES -- 18.7%

Federal Home Loan Mortgage Corporation (FHLMC) -- 8.9%
    200,000      7.500% due 3/1/32 (e)............................................     208,250
                 Gold:
     99,802        7.500% due 7/1/28..............................................     103,982
  1,180,778        6.000% due 2/1/29..............................................   1,182,987


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Multi-Sector Fixed Income Investments
-------------------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                     Security                                                  Value
-------------------------------------------------------------------------------------------------------------------------------

Federal Home Loan Mortgage Corporation (FHLMC) -- 8.9% (continued)
$  598,426       7.000% due 11/1/29................................................................................ $   617,127
   476,533       7.000% due 11/1/30................................................................................     491,425
   249,223       6.500% due 11/1/31................................................................................     253,585
   400,000       6.500% due 3/1/32 (e).............................................................................     406,248
                                                                                                                    -----------
                                                                                                                      3,263,604
                                                                                                                    -----------

Federal National Mortgage Association (FNMA) -- 6.2%
   854,803      6.000% due 11/1/13.................................................................................     868,695
   113,829      5.500% due 6/1/16..................................................................................     113,580
   100,000      8.000% due 3/1/31 (e)..............................................................................     105,500
   300,000      6.000% due 3/13/31 (e).............................................................................     298,218
   800,000      6.500% due 3/13/31 (e).............................................................................     812,000
    79,990      8.000% due 4/1/31..................................................................................      84,439
                                                                                                                    -----------
                                                                                                                      2,282,432
                                                                                                                    -----------

Government National Mortgage Association (GNMA) -- 3.6%
   400,000      6.500% due 1/1/28 (e)..............................................................................     407,248
   310,664      6.000% due 3/15/29.................................................................................     310,176
   135,052      8.000% due 2/15/30.................................................................................     142,860
    46,907      8.000% due 3/15/30.................................................................................      49,620
   400,000      7.000% due 3/22/31 (e).............................................................................     413,360
                                                                                                                    -----------
                                                                                                                      1,323,264
                                                                                                                    -----------
                TOTAL MORTGAGE-BACKED SECURITIES
                (Cost -- $6,656,984)...............................................................................   6,869,300
                                                                                                                    -----------
                SUB-TOTAL INVESTMENTS
                (Cost -- $30,551,492)..............................................................................  31,186,392
                                                                                                                    -----------
SHORT-TERM INVESTMENTS -- 14.7%
COMMERCIAL PAPER -- 0.9%

Federal National Mortgage Association (FNMA) -- 0.9%
   300,000      1.850% due 8/14/02 (Cost -- $297,441)..............................................................     297,441
                                                                                                                    -----------
REPURCHASE AGREEMENTS -- 13.8%
 2,000,000      J.P. Morgan Chase & Co., 1.800% due 3/1/02; Proceeds at maturity -- $2,000,100; (Fully
                 collateralized by U.S. Treasury Bonds, 5.800% due 2/15/20; Market value -- $2,043,000)............   2,000,000
 3,052,000      Morgan Stanley Dean Witter & Co., 1.830% due 3/1/02; Proceeds at maturity -- $3,052,155; (Fully collateralized by U.S. Treasury Notes & Bonds, 4.875% to 8.750% due 8/31/02 to 5/15/20; Market
                 value -- $3,114,576)..............................................................................   3,052,000
                                                                                                                    -----------
                TOTAL REPURCHASE INVESTMENTS
                (Cost -- $5,052,000)...............................................................................   5,052,000
                                                                                                                    -----------
                TOTAL SHORT-TERM INVESTMENTS
                (Cost -- $5,349,441)...............................................................................   5,349,441
                                                                                                                    -----------
                TOTAL INVESTMENTS -- 100%
                (Cost -- $35,900,933**)............................................................................ $36,535,833
                                                                                                                    ===========

--------
(a) All or a portion of this security is on loan.
(b) All ratings are by Standard & Poor's Ratings Service, except for those identified by an asterisk (*) are rated by Moody's Investors Service, Inc.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(d) Security is in default.
(e) Security is traded on a "to-be-announced" basis (See Note 11).
**  Aggregate cost for Federal income tax purposes is substantially the same.

   See page 76 for definition of ratings and certain security descriptions.


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


Government Money Investments
---------------------------------------------------------------------------------------------------------

   Face                                                                         Annualized
  Amount                                  Security                                Yield         Value
---------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 100%
$21,787,000    Federal Farm Credit Bank mature 4/10/02 to 12/17/02........... 1.73% to 6.88% $ 22,025,529
 35,945,000    Federal Home Loan Bank mature 4/25/02 to 2/26/03..............   1.73 to 6.88   36,244,560
 24,050,000    Federal Home Loan Mortgage Corp. mature 3/4/02 to 12/5/02.....   2.04 to 6.25   23,906,595
 80,530,000    Federal National Mortgage Association mature 3/1/02 to 12/6/02   1.70 to 6.38   80,542,166
                                                                                             ------------
               TOTAL INVESTMENTS -- 100%
               (Cost -- $162,718,850*).......................................                $162,718,850
                                                                                             ============

--------
*Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Ratings and Security Descriptions
(unaudited)


Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "C" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

 AAA      -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
 AA       -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
 A        -- Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
 BBB      -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
 BB, B,   -- Bonds rated ''BB", ''B", ''CCC", ''CC" and ''C" are regarded, on
 CCC,      balance, as predominantly speculative with respect to the issuer's
 CC and C  capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.
 D        -- Bonds rated ''D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "C," where 1 is the highest and 3 the lowest rating within its generic category.

  Aaa    -- Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
  Aa     -- Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in
          "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
  A      -- Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
  Baa    -- Bonds rated "Baa" are considered to be medium grade obligations,
          i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be
          characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
  Ba     -- Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future.
          Uncertainty of position characterizes bonds in this class.
  B      -- Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
  Caa    -- Bonds rated "Caa" and "Ca" are of poor standing. These issues may and Ca  be in default, or present elements of danger may exist with respect to principal or interest.
  C      -- Bonds rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
  NR     -- Indicates that the bond is not rated by Standard & Poor's or
          Moody's.

Short-Term Security Ratings

  VMIG 1 -- Moody's highest rating for issues having demand feature --
          variable-rate demand obligation (VRDO).
  P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
  A-1    -- Standard & Poor's highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus
          (+) sign.

Security Descriptions

AMBAC -- AMBAC Indemnity Corporation          MBIA -- Municipal Bond Investors Assurance Corporation
FGIC  -- Financial Guaranty Insurance Company PCR  -- Pollution Control Revenue
FSA   -- FinancialSecurity Assurance          PDI  -- Past Due Interest
GO    -- General Obligation                   PSFG -- Permanent School Fund Guaranty
ISD   -- Independent School District          VRDN -- Variable Rate Demand Note

                     (This page intentionally left blank)

          Statements of Assets and Liabilities
          February 28, 2002 (unaudited)


                                                                                                Large           Large
                                                                                            Capitalization  Capitalization
                                                                                             Value Equity       Growth
                                                                                             Investments     Investments
----------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost..................................................................... $1,321,841,465  $1,421,217,222
  Short-term investments, at cost..........................................................     38,654,359      13,180,493
                                                                                            ==============  ==============
  Investments, at value.................................................................... $1,380,970,836  $1,407,857,221
  Short-term investments, at value.........................................................     38,654,359      13,180,493
  Cash.....................................................................................             --           1,148
  Collateral for securities on loan (Note 13)..............................................    180,900,935     116,719,425
  Receivable for securities sold...........................................................     25,290,029      28,938,200
  Receivable for Fund shares sold..........................................................      1,018,696       1,348,489
  Dividends and interest receivable........................................................      3,272,675         767,133
  Receivable from manager..................................................................             --              --
  Receivable from broker -- variation margin...............................................             --              --
                                                                                            --------------  --------------
  Total Assets.............................................................................  1,630,107,530   1,568,812,109
                                                                                            --------------  --------------
LIABILITIES:
  Payable for securities on loan (Note 13).................................................    180,900,935     116,719,425
  Payable for securities purchased.........................................................     16,382,115      17,359,001
  Management fees payable..................................................................        613,189         645,887
  Payable to bank..........................................................................        291,567              --
  Administration fees payable..............................................................        216,710         227,953
  Payable to broker........................................................................          4,500              --
  Dividends payable........................................................................             --              --
  Written options, at value (Note 6).......................................................             --              --
  Accrued expenses.........................................................................        784,864         605,276
                                                                                            --------------  --------------
  Total Liabilities........................................................................    199,193,880     135,557,542
                                                                                            --------------  --------------
Total Net Assets........................................................................... $1,430,913,650  $1,433,254,567
                                                                                            ==============  ==============
NET ASSETS:
  Par value of shares of beneficial interest............................................... $      146,527  $      133,502
  Capital paid in excess of par value......................................................  1,407,311,460   1,662,671,841
  Undistributed (overdistributed) net investment income....................................      2,399,024              --
  Accumulated net investment loss..........................................................             --      (2,381,224)
  Accumulated net realized loss on security transactions, foreign currencies,
   futures contracts and options...........................................................    (38,048,112)   (213,809,551)
  Net unrealized appreciation (depreciation) of investments, futures contracts and options.     59,104,751     (13,360,001)
                                                                                            --------------  --------------
Total Net Assets........................................................................... $1,430,913,650  $1,433,254,567
                                                                                            ==============  ==============
Shares Outstanding.........................................................................    146,526,921     133,502,174
                                                                                            ==============  ==============
Net Asset Value............................................................................          $9.77          $10.74
                                                                                            ==============  ==============

                                                                                              S&P 500
                                                                                               Index
                                                                                            Investments
--------------------------------------------------------------------------------------------------------
ASSETS:
  Investments, at cost..................................................................... $32,618,464
  Short-term investments, at cost..........................................................   1,132,426
                                                                                            ===========
  Investments, at value.................................................................... $31,096,881
  Short-term investments, at value.........................................................   1,132,426
  Cash.....................................................................................          73
  Collateral for securities on loan (Note 13)..............................................   8,775,110
  Receivable for securities sold...........................................................       1,218
  Receivable for Fund shares sold..........................................................      23,056
  Dividends and interest receivable........................................................      52,601
  Receivable from manager..................................................................          --
  Receivable from broker -- variation margin...............................................          --
                                                                                            -----------
  Total Assets.............................................................................  41,081,365
                                                                                            -----------
LIABILITIES:
  Payable for securities on loan (Note 13).................................................   8,775,110
  Payable for securities purchased.........................................................          --
  Management fees payable..................................................................         525
  Payable to bank..........................................................................          --
  Administration fees payable..............................................................       8,862
  Payable to broker........................................................................       4,275
  Dividends payable........................................................................          --
  Written options, at value (Note 6).......................................................          --
  Accrued expenses.........................................................................      29,676
                                                                                            -----------
  Total Liabilities........................................................................   8,818,448
                                                                                            -----------
Total Net Assets........................................................................... $32,262,917
                                                                                            ===========
NET ASSETS:
  Par value of shares of beneficial interest............................................... $     5,223
  Capital paid in excess of par value......................................................  40,588,357
  Undistributed (overdistributed) net investment income....................................     225,175
  Accumulated net investment loss..........................................................          --
  Accumulated net realized loss on security transactions, foreign currencies, futures contracts and options...........................................................  (7,035,660)
  Net unrealized appreciation (depreciation) of investments, futures contracts and options.  (1,520,178)
                                                                                            -----------
Total Net Assets........................................................................... $32,262,917
                                                                                            ===========
Shares Outstanding.........................................................................   5,223,297
                                                                                            ===========
Net Asset Value............................................................................       $6.18
                                                                                            ===========

                      See Notes to Financial Statements.


Intermediate    Long-Term    Municipal    Mortgage                  Multi-Sector Government
Fixed Income      Bond         Bond        Backed     High Yield    Fixed Income    Money
Investments    Investments  Investments  Investments  Investments   Investments  Investments
----------------------------------------------------------------------------------------------

$ 335,024,055  $40,879,098  $27,019,896  $80,228,343  $252,009,645  $30,551,492  $162,718,850
   20,722,025   15,450,029           --    7,680,000    10,598,000    5,349,441            --
=============  ===========  ===========  ===========  ============  ===========  ============
$ 343,367,633  $41,806,445  $28,376,713  $82,837,403  $238,822,125  $31,186,392  $162,718,850
   20,722,025   15,450,029           --    7,680,000    10,598,000    5,349,441            --
    8,092,918          815       29,441          342         1,330        3,032           152
   18,131,954           --           --           --    11,648,700    1,125,061            --
   13,064,844      477,244           --           --     2,570,985      323,761            --
      411,738       42,381       37,373      107,615       353,437       39,358            --
    3,963,876      527,504      362,708      589,057     4,836,550      342,158       858,108
       11,016           --           --           --            --           --        10,186
           --           --           --           --            --        1,625            --
-------------  -----------  -----------  -----------  ------------  -----------  ------------
  407,766,004   58,304,418   28,806,235   91,214,417   268,831,127   38,370,828   163,587,296
-------------  -----------  -----------  -----------  ------------  -----------  ------------

   18,131,954           --           --           --    11,648,700    1,125,061            --
   36,835,337      589,205           --           --     1,534,981    3,074,594     5,063,613
           --       17,669      164,403       24,342       107,452       42,007        31,949
           --           --           --           --            --           --            --
       53,640        8,834       63,097       59,309        39,073        5,198         8,034
       13,081       43,500           --           --            --           --            --
           --           --           --           --            --           --       128,522
        1,325       33,281           --           --            --           --            --
      199,921       87,542       32,793       52,312        81,764       10,750        86,259
-------------  -----------  -----------  -----------  ------------  -----------  ------------
   55,235,258      780,031      260,293      135,963    13,411,970    4,257,610     5,318,377
-------------  -----------  -----------  -----------  ------------  -----------  ------------
$ 352,530,746  $57,524,387  $28,545,942  $91,078,454  $255,419,157  $34,113,218  $158,268,919
=============  ===========  ===========  ===========  ============  ===========  ============

$      42,530  $     6,973  $     3,218  $    11,018  $     51,661  $     4,180  $    158,238
  352,452,102   56,506,559   29,597,275   88,807,394   328,392,368   33,470,458   158,079,299
      770,879       55,876      272,496      688,738      (158,431)      41,676        80,839
           --           --           --           --            --           --            --

   (9,135,441)    (206,534)  (2,683,864)  (1,037,756)  (59,678,921)     (20,861)      (49,457)
    8,400,676    1,161,513    1,356,817    2,609,060   (13,187,520)     617,765            --
-------------  -----------  -----------  -----------  ------------  -----------  ------------
 $352,530,746  $57,524,387  $28,545,942  $91,078,454  $255,419,157  $34,113,218  $158,268,919
=============  ===========  ===========  ===========  ============  ===========  ============
   42,530,436    6,972,980    3,218,491   11,017,561    51,660,598    4,180,217   158,237,537
=============  ===========  ===========  ===========  ============  ===========  ============
        $8.29       $ 8.25        $8.87        $8.27         $4.94        $8.16         $1.00
=============  ===========  ===========  ===========  ============  ===========  ============

                      See Notes to Financial Statements.

          Statements of Operations
          For the Six Months Ended February 28, 2002 (unaudited)


                                                                                         Large          Large
                                                                                     Capitalization Capitalization   S&P 500
                                                                                      Value Equity      Growth        Index
                                                                                      Investments    Investments   Investments
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest..........................................................................  $    605,343   $    410,833  $    21,991
  Dividends.........................................................................    14,516,204      3,898,609      227,256
  Less: Foreign withholding tax.....................................................       (20,211)            --         (765)
                                                                                      ------------   ------------  -----------
  Total Investment Income...........................................................    15,101,336      4,309,442      248,482
                                                                                      ------------   ------------  -----------
EXPENSES:
  Management fees (Note 2)..........................................................     4,059,843      4,010,440        3,342
  Administration fees (Note 2)......................................................     1,404,284      1,548,870       16,709
  Shareholder and system servicing fees.............................................       795,535        842,050       10,910
  Custody...........................................................................       162,073         95,700        6,890
  Registration fees.................................................................        42,329         99,400       12,918
  Shareholder communications........................................................        32,846         34,580        3,968
  Directors' fees...................................................................        18,433         19,960          997
  Audit and legal...................................................................        15,372         15,370        8,612
  Pricing service fees..............................................................            --             --           --
  Other.............................................................................         7,739          9,970        1,989
                                                                                      ------------   ------------  -----------
  Total Expenses....................................................................     6,538,454      6,676,340       66,335
  Less: Management and administration fee waiver and expense reimbursement (Note 2).            --             --      (16,048)
                                                                                      ------------   ------------  -----------
  Net Expenses......................................................................     6,538,454      6,676,340       50,287
                                                                                      ------------   ------------  -----------
Net Investment Income (Loss)........................................................     8,562,882     (2,366,898)     198,195
                                                                                      ------------   ------------  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FOREIGN CURRENCIES,
FUTURES CONTRACTS AND OPTIONS (NOTES 4, 5 AND 6):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)..........................     2,058,762    (33,342,112)  (3,787,974)
   Foreign currency transactions....................................................            --             --           --
   Futures contracts................................................................      (567,030)        69,429       12,283
   Options written..................................................................            --             --           --
                                                                                      ------------   ------------  -----------
  Net Realized Gain (Loss)..........................................................     1,491,732    (33,272,683)  (3,775,691)
                                                                                      ------------   ------------  -----------
  Change in Net Unrealized Appreciation (Depreciation) (Note 1).....................   (43,182,374)   (44,868,570)   2,460,719
                                                                                      ------------   ------------  -----------
Net Gain (Loss) on Investments, Foreign Currencies, Futures Contracts and Options...   (41,690,642)   (78,141,253)  (1,314,972)
                                                                                      ------------   ------------  -----------
Increase (Decrease) in Net Assets From Operations...................................  $(33,127,760)  $(80,508,151) $(1,116,777)
                                                                                      ============   ============  ===========


                      See Notes to Financial Statements.

Intermediate  Long-Term   Municipal   Mortgage                 Multi-Sector Government
Fixed Income    Bond        Bond       Backed    High Yield    Fixed Income    Money
Investments  Investments Investments Investments Investments   Investments  Investments
---------------------------------------------------------------------------------------

$10,674,160  $1,675,315   $ 752,793  $3,197,080  $ 11,708,654   $1,222,369  $2,435,942
         --          --          --          --       393,115           --          --
         --          --          --          --            --           --          --
-----------  ----------   ---------  ----------  ------------   ----------  ----------
 10,674,160   1,675,315     752,793   3,197,080    12,101,769    1,222,369   2,435,942
-----------  ----------   ---------  ----------  ------------   ----------  ----------

    546,841     117,620      58,974     227,480       727,235       71,426     128,677
    358,197      58,800      29,486      90,992       252,615       32,710     171,569
    293,071      87,770      15,746      86,478       159,869       24,584     338,200
     19,694       2,490       1,496       1,795         6,745        2,496       5,696
     10,653       9,000       8,982       8,485        14,972        8,996      18,690
     15,355       3,270         992       5,455        13,389          495      21,360
      5,984       1,250       1,745       1,496         3,037          997       3,560
     15,336      15,300      14,803      14,480        14,861       10,663      12,994
     22,373       1,490       1,598         498         6,468        6,453          --
      4,480       1,000       1,496       1,993         2,992        1,991       3,204
-----------  ----------   ---------  ----------  ------------   ----------  ----------
  1,291,984     297,990     135,318     439,152     1,202,183      160,811     703,950
         --          --          --     (75,181)           --      (29,597)   (189,243)
-----------  ----------   ---------  ----------  ------------   ----------  ----------
  1,291,984     297,990     135,318     363,971     1,202,183      131,214     514,707
-----------  ----------   ---------  ----------  ------------   ----------  ----------
  9,382,176   1,377,325     617,475   2,833,109    10,899,586    1,091,155   1,921,235
-----------  ----------   ---------  ----------  ------------   ----------  ----------

  3,788,652   1,042,350     148,315     (31,613)  (10,761,699)      (6,757)      3,139
        161          --          --          --            --         (277)         --
  1,151,352    (852,963)         --          --            --           --          --
      9,725     404,056          --        (380)           --           --          --
-----------  ----------   ---------  ----------  ------------   ----------  ----------
  4,949,890     593,443     148,315     (31,993)  (10,761,699)      (7,034)      3,139
-----------  ----------   ---------  ----------  ------------   ----------  ----------
 (3,743,165)   (769,795)   (351,560)    396,733    (1,884,757)    (346,152)         --
-----------  ----------   ---------  ----------  ------------   ----------  ----------
  1,206,725    (176,352)   (203,245)    364,740   (12,646,456)    (353,186)      3,139
-----------  ----------   ---------  ----------  ------------   ----------  ----------
$10,588,901  $1,200,973   $ 414,230  $3,197,849  $ (1,746,870)  $  737,969  $1,924,374
===========  ==========   =========  ==========  ============   ==========  ==========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended February 28, 2002 (unaudited)


                                                                         Large           Large
                                                                     Capitalization  Capitalization    S&P 500
                                                                      Value Equity       Growth         Index
                                                                      Investments     Investments    Investments
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)....................................... $    8,562,882  $   (2,366,898) $    198,195
 Net realized gain (loss)...........................................      1,491,732     (33,272,683)   (3,775,691)
 Change in net unrealized appreciation (depreciation)...............    (43,182,374)    (44,868,570)    2,460,719

                                                                     --------------  --------------  ------------
 Increase (Decrease) in Net Assets From Operations..................    (33,127,760)    (80,508,151)   (1,116,777)

                                                                     --------------  --------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
 Net investment income..............................................    (17,313,432)             --      (252,966)
 Net realized gain..................................................             --              --      (242,724)

                                                                     --------------  --------------  ------------
 Decrease in Net Assets From Distributions to Shareholders..........    (17,313,432)             --      (495,690)

                                                                     --------------  --------------  ------------
FUND SHARE TRANSACTIONS (NOTE 14):
 Net proceeds from sale of shares...................................    382,266,933     698,130,878    27,190,806
 Net asset value of shares issued for reinvestment of dividends.....     16,948,851              --       485,230
 Cost of shares reacquired..........................................   (529,903,196)   (835,807,524)  (24,898,484)

                                                                     --------------  --------------  ------------
 Increase (Decrease) in Net Assets From Fund Share Transactions.....   (130,687,412)   (137,676,646)    2,777,552

                                                                     --------------  --------------  ------------
Increase (Decrease) in Net Assets...................................   (181,128,604)   (218,184,797)    1,165,085
NET ASSETS:
 Beginning of period................................................  1,612,042,254   1,651,439,364    31,097,832

                                                                     --------------  --------------  ------------
 End of period*..................................................... $1,430,913,650  $1,433,254,567  $ 32,262,917

                                                                     ==============  ==============  ============
* Includes undistributed (overdistributed) net investment income of:     $2,399,024              --      $225,175

                                                                     ==============  ==============  ============
* Includes accumulated net investment loss of:......................             --     $(2,381,224)           --

                                                                     ==============  ==============  ============


82


                      See Notes to Financial Statements.

 Intermediate    Long-Term     Municipal    Mortgage                    Multi-Sector  Government
 Fixed Income      Bond          Bond        Backed       High Yield    Fixed Income     Money
 Investments    Investments   Investments  Investments    Investments   Investments   Investments
---------------------------------------------------------------------------------------------------

 $   9,382,176  $  1,377,325  $   617,475  $  2,833,109  $  10,899,586  $ 1,091,155  $   1,921,235
     4,949,890       593,443      148,315       (31,993)   (10,761,699)      (7,034)         3,139
    (3,743,165)     (769,795)    (351,560)      396,733     (1,884,757)    (346,152)            --
--------------  ------------  -----------  ------------  -------------  -----------  -------------
    10,588,901     1,200,973      414,230     3,197,849     (1,746,870)     737,969      1,924,374
--------------  ------------  -----------  ------------  -------------  -----------  -------------

   (11,643,356)   (1,458,121)    (584,415)   (3,085,805)   (11,275,898)  (1,242,608)    (1,924,374)
            --      (332,720)          --            --             --           --             --
--------------  ------------  -----------  ------------  -------------  -----------  -------------
   (11,643,356)   (1,790,841)    (584,415)   (3,085,805)   (11,275,898)  (1,242,608)    (1,924,374)
--------------  ------------  -----------  ------------  -------------  -----------  -------------

    41,617,266     6,339,784    3,436,668    10,527,567    150,868,585    8,385,204     88,309,229
    11,333,671     1,706,265      535,677     2,946,144     11,053,232    1,238,145      1,924,374
   (68,002,471)  (11,094,337)  (6,659,914)  (13,832,821)  (157,005,200)  (7,622,415)  (113,918,849)
--------------  ------------  -----------  ------------  -------------  -----------  -------------
   (15,051,534)   (3,048,288)  (2,687,569)     (359,110)     4,916,617    2,000,934    (23,685,246)
--------------  ------------  -----------  ------------  -------------  -----------  -------------
   (16,105,989)   (3,638,156)  (2,857,754)     (247,066)    (8,106,151)   1,496,295    (23,685,246)

   368,636,735    61,162,543   31,403,696    91,325,520    263,525,308   32,616,923    181,954,165
--------------  ------------  -----------  ------------  -------------  -----------  -------------
$  352,530,746  $ 57,524,387  $28,545,942  $ 91,078,454  $ 255,419,157  $34,113,218  $ 158,268,919
==============  ============  ===========  ============  =============  ===========  =============
      $770,879       $55,876     $272,496      $688,738      $(158,431)     $41,676        $80,839
==============  ============  ===========  ============  =============  ===========  =============
            --            --           --            --             --           --             --
==============  ============  ===========  ============  =============  ===========  =============





                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Year Ended August 31, 2001


                                                                      Large           Large
                                                                  Capitalization  Capitalization      S&P 500
                                                                   Value Equity       Growth           Index
                                                                   Investments     Investments      Investments
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)................................... $   19,740,311  $    (5,650,948) $     545,561
  Net realized gain (loss).......................................    (10,424,696)    (140,475,520)    (2,260,858)
  Change in net unrealized appreciation (depreciation)...........    (38,502,456)  (1,143,700,185)    (6,518,420)
                                                                  --------------  ---------------  -------------
  Increase (Decrease) in Net Assets From Operations..............    (29,186,841)  (1,289,826,653)    (8,233,717)
                                                                  --------------  ---------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
  Net investment income..........................................    (23,888,850)              --       (464,930)
  Net realized gains.............................................   (231,150,505)    (554,905,895)    (2,270,491)
                                                                  --------------  ---------------  -------------
  Decrease in Net Assets From Distributions to Shareholders......   (255,039,355)    (554,905,895)    (2,735,421)
                                                                  --------------  ---------------  -------------
FUND SHARE TRANSACTIONS (NOTE 14):
  Net proceeds from sale of shares...............................    688,595,427    1,050,277,912    115,531,136
  Net asset value of shares issued for reinvestment of dividends.    251,482,517      544,328,638      2,728,446
  Cost of shares reacquired......................................   (976,859,305)    (856,765,303)  (111,557,996)
                                                                  --------------  ---------------  -------------
  Increase (Decrease) in Net Assets From Fund Share Transactions.    (36,781,361)     737,841,247      6,701,586
                                                                  --------------  ---------------  -------------
Increase (Decrease) in Net Assets................................   (321,007,557)  (1,106,891,301)    (4,267,552)
NET ASSETS:
  Beginning of year..............................................  1,933,049,811    2,758,330,665     35,365,384
                                                                  --------------  ---------------  -------------
  End of year*................................................... $1,612,042,254  $ 1,651,439,364  $  31,097,832
                                                                  ==============  ===============  =============
* Includes undistributed net investment income of:...............    $11,149,574               --       $279,946
                                                                  ==============  ===============  =============
* Includes accumulated net investment loss of:...................             --         $(14,326)            --
                                                                  ==============  ===============  =============


                      See Notes to Financial Statements.

Intermediate    Long-Term     Municipal     Mortgage                   Multi-Sector   Government
Fixed Income      Bond          Bond         Backed      High Yield    Fixed Income      Money
Investments    Investments   Investments   Investments   Investments   Investments    Investments
---------------------------------------------------------------------------------------------------
$  28,187,636  $  3,833,053  $  1,680,086  $  5,860,623  $ 19,698,161  $  2,123,061  $  11,046,948
   15,218,000       834,707      (130,896)      368,542   (36,751,813)       63,345         11,138
   12,202,485     2,824,352     2,369,161     4,152,944    11,597,253       642,675             --
-------------  ------------  ------------  ------------  ------------  ------------  -------------
   55,608,121     7,492,112     3,918,351    10,382,109    (5,456,399)    2,829,081     11,058,086
-------------  ------------  ------------  ------------  ------------  ------------  -------------
  (26,614,587)   (3,640,122)   (1,564,264)   (5,367,178)  (19,317,232)   (2,520,131)   (11,058,086)
           --            --            --            --            --       (59,468)            --
-------------  ------------  ------------  ------------  ------------  ------------  -------------
  (26,614,587)   (3,640,122)   (1,564,264)   (5,367,178)  (19,317,232)   (2,579,599)   (11,058,086)
-------------  ------------  ------------  ------------  ------------  ------------  -------------
  266,384,232    19,120,037    11,131,612    19,886,716   168,732,097    19,179,557    814,337,373
   25,978,312     3,477,570     1,442,861     5,123,786    19,042,203     2,569,420     10,852,123
 (517,434,001)  (40,378,014)  (32,314,118)  (39,041,771)  (63,531,702)  (19,370,889)  (868,991,654)
-------------  ------------  ------------  ------------  ------------  ------------  -------------
 (225,071,457)  (17,780,407)  (19,739,645)  (14,031,269)  124,242,598     2,378,088    (43,802,158)
-------------  ------------  ------------  ------------  ------------  ------------  -------------
 (196,077,923)  (13,928,417)  (17,385,558)   (9,016,338)   99,468,967     2,627,570    (43,802,158)
  564,714,658    75,090,960    48,789,254   100,341,858   164,056,341    29,989,353    225,756,323
-------------  ------------  ------------  ------------  ------------  ------------  -------------
$ 368,636,735  $ 61,162,543  $ 31,403,696  $ 91,325,520  $263,525,308  $ 32,616,923  $ 181,954,165
=============  ============  ============  ============  ============  ============  =============
   $3,181,982      $192,931      $239,436      $941,434      $344,485      $203,736        $72,840
=============  ============  ============  ============  ============  ============  =============
           --            --            --            --            --            --             --
=============  ============  ============  ============  ============  ============  =============



                      See Notes to Financial Statements.

Notes to Financial Statements
(unaudited)


1. Significant Accounting Policies

The Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, S&P 500 Index Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, High Yield Investments, Multi-Sector Fixed Income Investments and Government Money Investments ("Portfolios") are separate investment portfolios of the Consulting Group Capital Markets Funds ("Fund"). The Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers seven other portfolios: Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, International Fixed Income Investments, Multi-Strategy Market Neutral Investments, and Balanced Investments. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolios are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted at mean between bid and asked prices; except for Government Money Investments, which values investments using the amortized cost method; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and ask prices; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 2001, reclassifications were made to the capital accounts of the Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Intermediate Fixed Income Investments, Mortgage Backed Investments, High Yield Investments and Multi-Sector Fixed Income Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion accumulated net investment loss amounting to $5,650,948 and a portion of accumulated net realized gain amounting to $157,339,632 were reclassified to paid-in capital for Large Capitalization Growth Investments. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, certain portfolios may from time to time enter into futures contracts in order to hedge market risk. Also, certain Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

Notes to Financial Statements
(unaudited) (continued)



In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the Portfolios to amortize premium and all discounts on all fixed-income securities. The Portfolios adopted this requirement effective September 1, 2001. This change does not affect the Portfolios' net asset value, but does change the classification of certain amounts in the statement of operations. For the six months ended February 28, 2002, the following Portfolios recorded adjustments of:

                                       Decrease   Increase to  Decrease to  Increase (Decrease)  Decrease to
                                      to Interest Net Realized Net Realized  to Net Unrealized  Net Unrealized Cumulative
Portfolio                               Income        Gain         Loss        Appreciation      Depreciation    Effect
-------------------------------------------------------------------------------------------------------------------------
Intermediate Fixed Income Investments  $(295,943)   $176,011     $     --        $119,932          $    --      $150,084
Long-Term Bond Investments...........    (30,096)     58,850           --         (28,754)              --        56,259
High Yield Investments...............   (201,644)         --      153,073              --           48,571       126,604
Multi-Sector Fixed Income Investments    (24,828)         --       20,777           4,051               --        10,330

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Fund has entered into an investment management agreement ("Management Agreement") with Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group ("Manager"), a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Portfolios. SBFM has entered into an investment advisory agreement with each adviser selected for the Portfolios (collectively, "Sub-Advisers").

Under the Management Agreement, each Portfolio pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfolio's average daily net assets. In addition, SBFM pays each Sub-Adviser, based on the rates applied to each respective Portfolio's average daily net assets on a monthly basis.

Indicated below for each Portfolio is the applicable maximum allowable management fee, actual management fee incurred, sub-advisory fee and the sub-adviser. The maximum allowable management fee represents the total amount that could be charged to the Portfolio while the actual management fee is what the Portfolio incurred during the reporting period. The actual management fee could fluctuate from year to year if Sub-Advisers are added or terminated in a particular Portfolio.

                                                                                                       Maximum
                                                                                         Actual       Allowable
                                                                            Sub-     Management Fee     Annual
Portfolio                                      Sub-Adviser               Adviser Fee    Incurred    Management Fee
------------------------------------------------------------------------------------------------------------------
Large Capitalization Value Equity                                                         0.55%          0.60%
  Investments                     Barclays Global Fund Advisors             0.02%
                                  The Boston Co. Asset Management, Inc.:
                                    on the first $250 million               0.30
                                    on the amount over $250 million         0.25
                                  Parametric Portfolio Associates:
                                    on the first $300 million               0.20
                                    on the amount over $300 million         0.15
                                  Chartwell Investment Partners:
                                    on the first $250 million               0.30
                                    on the amount over $250 million         0.25
                                  Alliance Capital Management L.P.:
                                    on the first $200 million               0.35
                                    on the amount over $200 million         0.30

Notes to Financial Statements
(unaudited) (continued)


                                                                                                     Maximum
                                                                                       Actual       Allowable
                                                                          Sub-     Management Fee     Annual
Portfolio                                   Sub-Adviser                Adviser Fee    Incurred    Management Fee
----------------------------------------------------------------------------------------------------------------
Large Capitalization Growth                                                             0.52%          0.60%
  Investments                Turner Investment Partners, Inc.:
                               on the first $300 million                   0.35%
                               on the amount over $300 million             0.30
                             Barclays Global Fund Advisors                 0.02
                             TCW Investment Management Co.:
                               on the first $500 million                   0.40
                               on the amount over $500 million             0.35
                             Alliance Capital Management L.P.:
                               on the first $100 million                   0.40
                               on the amount over $100 million             0.25
S&P 500 Index Investments                                                               0.02           0.02
                             Barclays Global Fund Advisors                 0.02
Intermediate Fixed Income                                                               0.40           0.40
  Investments                BlackRock Financial Management, Inc.:
                               on the first $500 million                   0.20
                               on the amount over $500 million             0.15
                             Pacific Investment Management Co.             0.25
                             Metropolitan West Asset Management LLC        0.20
Long-Term Bond Investments                                                              0.40           0.40
                             Western Asset Management Co.                  0.20
Municipal Bond Investments                                                              0.40           0.40
                             Smith Affiliated Capital Corp.                0.20
Mortgage Backed Investments                                                             0.50           0.50
                             Utendahl Capital Management CFI               0.25
High Yield Investments                                                                  0.58           0.70
                             Alliance Capital Management L.P.              0.30
                             Western Asset Management Co.                  0.30
Multi-Sector Fixed Income                                                               0.44           0.65
 Investments                 Metropolitan West Asset Management LLC        0.20
                             Western Asset Management Co.                  0.20
                             Utendahl Capital Management CFI               0.25
                             Alliance Capital Management L.P.              0.45

Government Money Investments                                                            0.15           0.15
                             Standish Mellon Asset Management Co. LLC:
                               on the first $100 million                   0.15
                               on the amount over $100 million             0.10

In addition, the following changes were made:

   Large Capitalization Value Equity Investments
       . SBFM entered into a new investment advisory contract with The Boston Company Asset Management, Inc. that lowered the investment advisory fee to 0.30% on the first $250 million and 0.25% thereafter, effective October 1, 2001.
       . SBFM entered into a new investment advisory contract with Chartwell Investment Partners that lowered the investment advisory fee to 0.30% on the first $250 million and 0.25% thereafter, effective October 1, 2001.
       . Alliance Capital Management L.P. was added as an additional adviser, effective October 8, 2001.

   Large Capitalization Growth Investments
       . Alliance Capital Management L.P. was added as an additional adviser, effective January 14, 2002.

Notes to Financial Statements
(unaudited) (continued)



   High Yield Investments
       . SBFM entered into a new investment advisory contract with Alliance Capital Management L.P. that lowered the investment advisory fee to 0.30%, effective October 1, 2001.
       . Western Asset Management Company was added as an additional adviser, effective October 8, 2001.

   Multi-Sector Fixed Income Investments
       . Alliance Capital Management L.P. was terminated, effective December 10, 2001.

SBFM also acts as the Fund's administrator for which each Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Portfolio, except S&P 500 Index Investments. S&P 500 Index Investments pays SBFM an administration fee calculated at an annual rate of 0.10% of the average daily net assets of the Portfolio. This fee is calculated daily and paid monthly.

For the six months ended February 28, 2002, the following fees were waived:

Portfolio                               Total Fee Waivers Manager Administrator
-------------------------------------------------------------------------------
S&P 500 Index Investments..............     $ 16,048      $    --   $ 16,048
Mortgage Backed Investments............       75,181       75,181         --
Multi-Sector Fixed Income Investments..       29,597       29,597         --
Government Money Investments...........      179,599       10,276    169,323

In addition, for the six months ended February 28, 2002, SBFM has agreed to reimburse expenses of $9,644 for Government Money Investments.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Portfolios' transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolios' sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the six months ended February 28, 2002, the Portfolios paid transfer agent fees totaling $1,543,087 to TB&T. The totals for each Portfolio were as follows:

Portfolio                                                   Transfer Agent Fees
-------------------------------------------------------------------------------
Large Capitalization Value Equity Investments..............      $380,690
Large Capitalization Growth Investments....................       382,914
S&P 500 Index Investments..................................         4,619
Intermediate Fixed Income Investments......................       162,817
Long-Term Bond Investments.................................        37,348
Municipal Bond Investments.................................         8,742
Mortgage Backed Investments................................        66,346
High Yield Investments.....................................       158,454
Multi-Sector Fixed Income Investments......................           550
Government Money Investments...............................       340,607

For the six months ended February 28, 2002, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH and its affiliates, did not receive any brokerage commissions.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

3. Exempt-Interest Dividends and Other Dividends

Municipal Bond Investments intends to satisfy conditions that will enable interest from municipal securities, which are exempt from regular Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Portfolio.

Notes to Financial Statements
(unaudited) (continued)



Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

4. Investments

During the six months ended February 28, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Portfolio                                               Purchases       Sales
----------------------------------------------------------------------------------
Large Capitalization Value Equity Investments......... $803,923,191 $  973,149,756
Large Capitalization Growth Investments...............  986,346,165  1,139,615,155
S&P 500 Index Investments.............................   16,274,382     13,952,551
Intermediate Fixed Income Investments.................  544,096,124    554,451,964
Long-Term Bond Investments............................   72,635,476     84,117,063
Municipal Bond Investments............................    3,029,390      6,002,036
Mortgage Backed Investments...........................    4,733,617             13
High Yield Investments................................  188,662,416    168,988,565
Multi-Sector Fixed Income Investments.................   26,899,340     24,026,662

At February 28, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                                   Net Unrealized
                                                                                    Appreciation
Portfolio                                              Appreciation Depreciation   (Depreciation)
-------------------------------------------------------------------------------------------------
Large Capitalization Value Equity Investments......... $145,280,759 $ (86,151,388)  $ 59,129,371
Large Capitalization Growth Investments...............  199,681,990  (213,041,991)   (13,360,001)
S&P 500 Index Investments.............................    2,302,574    (3,824,157)    (1,521,583)
Intermediate Fixed Income Investments.................   10,662,250    (2,318,672)     8,343,578
Long-Term Bond Investments............................    1,293,513      (366,166)       927,347
Municipal Bond Investments............................    1,356,817            --      1,356,817
Mortgage Backed Investments...........................    2,812,360      (203,300)     2,609,060
High Yield Investments................................    8,906,791   (22,094,311)   (13,187,520)
Multi-Sector Fixed Income Investments.................    1,005,512      (370,612)       634,900

5. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

Notes to Financial Statements
(unaudited) (continued)



At February 28, 2002, Large Capitalization Value Equity Investments, S&P 500 Index Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments and Multi-Sector Fixed Income Investments had the following open futures contracts:

Large Capitalization Value Equity Investments
                                                # of                  Basis         Market     Unrealized
Purchased Contracts                           Contracts Expiration    Value         Value         Loss
----------------------------------------------------------------------------------------------------------
S&P 500 Index................................      4       3/02    $  1,131,520  $  1,106,900   $ (24,620)
                                                                                                =========

S&P 500 Index Investments
                                                # of                  Basis         Market     Unrealized
Purchased Contracts                           Contracts Expiration    Value         Value         Gain
----------------------------------------------------------------------------------------------------------
Emini S&P 500 Index..........................     19       3/02    $  1,050,150  $  1,051,555   $   1,405
                                                                                                =========


Intermediate Fixed Income Investments
                                                # of                  Basis         Market     Unrealized
Purchased Contracts                           Contracts Expiration    Value         Value      Gain (Loss)
----------------------------------------------------------------------------------------------------------
90 Day Euro$ Future..........................      1       9/02    $    243,450  $    243,325   $    (125)
90 Day Euro$ Future..........................    195      12/02      47,077,100    47,172,938      95,838
                                                                                                ---------
                                                                                                   95,713
                                                                                                ---------
Sold Contracts
--------------
U.S. 2 Year Notes............................     88       3/02      (9,285,375)   (9,440,750)   (155,375)
U.S. 2 Year Notes............................     50       6/02     (10,442,188)  (10,436,719)      5,469
                                                                                                ---------
                                                                                                 (149,906)
                                                                                                ---------
                                                                                                $ (54,193)
                                                                                                =========

Long-Term Bond Investments
                                                # of                  Basis         Market     Unrealized
Purchased Contracts                           Contracts Expiration    Value         Value      Gain (Loss)
----------------------------------------------------------------------------------------------------------
U.S. 10 Year Agency Future...................     48       3/02    $  4,754,375  $  4,942,500   $ 188,125
U.S. Long Bond...............................     96       3/02       9,953,378     9,993,000      39,622
                                                                                                ---------
                                                                                                  227,747
                                                                                                ---------
Sold Contracts
--------------
U.S. 10 Year Note............................     24       3/02       2,564,313     2,574,000      (9,687)
                                                                                                ---------
                                                                                                $ 218,060
                                                                                                =========

Multi-Sector Fixed Income Investments
                                                # of                  Basis         Market     Unrealized
Purchased Contracts                           Contracts Expiration    Value         Value      Gain (Loss)
----------------------------------------------------------------------------------------------------------
U.S. 5 Year Note.............................     12       3/02    $  1,269,307  $  1,287,375   $  18,068
                                                                                                ---------
Sold Contracts
--------------
U.S. Treasury Bond...........................      7       3/02         709,469       728,656     (19,187)
U.S. 10 Year Note............................      5       3/02         520,234       536,250     (16,016)
                                                                                                ---------
                                                                                                  (35,203)
                                                                                                ---------
                                                                                                $ (17,135)
                                                                                                =========

Notes to Financial Statements
(unaudited) (continued)



6. Option Contracts

Each Portfolio may from time to time enter into option contracts.

Premiums paid when put or call options are purchased by a Portfolio represent investments which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At February 28, 2002, the Portfolios did not hold any purchased call or put option contracts.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a call option is that the Portfolio gives up the opportunity to participate in any decrease in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

The written call option transactions for Intermediate Fixed Income Investments which occurred during the six months ended February 28, 2002, were as follows:

                                                        Number of
     Intermediate Fixed Income Investments              Contracts Premiums
     ----------------------------------------------------------------------
     Options written, outstanding at August 31, 2001...    190    $131,580
     Options cancelled in closing purchase transactions    (30)    (18,964)
                                                           ---    --------
     Options written, outstanding at February 28, 2002.    160    $112,616
                                                           ===    ========

In addition, the written call option transactions for Long-Term Bond Investments which occurred during the six months ended February 28, 2002 were as follows:

                                                       Number of
    Long-Term Bond Investments                         Contracts Premiums
    -----------------------------------------------------------------------
    Options written, outstanding at August 31, 2001...    146    $ 117,473
    Options written...................................    714      534,099
    Options cancelled in closing purchase transactions   (800)    (602,185)
                                                         ----    ---------
    Options written, outstanding at February 28, 2002.     60    $  49,387
                                                         ====    =========

Notes to Financial Statements
(unaudited) (continued)



7. Foreign Securities

High Yield Investments invests in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

8. Reverse Repurchase Agreements

The Intermediate Fixed Income Investments and Mortgage Backed Investments may enter into reverse repurchase agreement transactions for leveraging purposes. A reverse repurchase agreement involves a sale by the Portfolio of securities that it holds with an agreement by the Portfolio to repurchase the same securities at an agreed upon price and date. A reverse repurchase agreement involves the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. The Portfolio will establish a segregated account with its custodian, in which the Portfolio will maintain cash, U.S. government securities or other liquid high grade debt obligations equal in value to its obligations with respect to reverse repurchase agreements.

During the six months ended February 28, 2002, the Portfolios did not enter into any reverse repurchase agreements.

9. Repurchase Agreements

Each Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. A Portfolio requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

10. Capital Loss Carryforward

At August 31, 2001, the Portfolios had, for Federal income tax purposes, approximately the following unused capital loss carryforwards available to offset future capital gains expiring on August 31 of the years below:

Portfolio                                Total     2003       2004       2005      2008        2009
------------------------------------------------------------------------------------------------------
Intermediate Fixed Income
  Investments..................       $13,180,000      --   $1,106,000 $774,000 $11,300,000         --
Long-Term Bond Investments.....           393,000      --           --       --     393,000         --
Municipal Bond Investments.....         2,808,000      --           --       --     733,000 $2,075,000
Mortgage Backed Investments....         1,006,000      --           --       --     589,000    417,000
High Yield Investments.........        10,186,000      --           --       --   4,320,000  5,866,000
Government Money Investments...            41,000 $12,000        8,000       --      10,000     11,000

To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

Notes to Financial Statements
(unaudited) (continued)



11. Securities Traded on a To -Be -Announced Basis

Each Portfolio may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Fund commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At February 28, 2002, the Intermediate Fixed Income Investments, and Multi-Sector Fixed Income Investments, held TBA securities with costs of $2,016,875, and $2,632,490, respectively.

12. Short Sales of Securities

A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

At February 28, 2002, there were no open short sale transactions.

13. Lending of Portfolio Securities

The Portfolios have an agreement with the custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded in interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At February 28, 2002, the Portfolios listed below had securities on loan. The market value for the securities on loan was as follows:

    Portfolio                                                      Value
    ------------------------------------------------------------------------
    Large Capitalization Value Equity Investments.............. $174,209,489
    Large Capitalization Growth Investments....................  111,452,501
    S&P 500 Index Investments..................................    8,433,872
    Intermediate Fixed Income Investments......................   17,855,735
    High Yield Investments.....................................   11,329,610
    Multi-Sector Fixed Income Investments......................    1,106,863

Notes to Financial Statements
(unaudited) (continued)



At February 28, 2002, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, S&P 500
Index Investments, Intermediate Fixed Income Investments, High Yield Investments and Multi-Sector Fixed Income
Investments received cash collateral which was invested as follows:

Large Capitalization Value Equity Investments

   Security Description                                            Value
   -------------------------------------------------------------------------
   Time Deposits:
     Caisse Des Depots et Consignations, 1.88% due 3/1/02...... $ 28,064,185
     Wells Fargo Securities, Inc., 1.81% due 3/1/02............    1,452,009
   Floating Rate Notes:
     American Century, 3.60% due 8/16/02.......................      334,367
     American Express:
      2.25% due 11/6/02........................................    7,432,863
      2.07% due 11/14/02.......................................      310,993
     Bear, Stearns & Co.:
      1.93% due 1/15/03........................................      396,858
      1.96% due 1/15/03........................................    1,514,683
      1.90% due 1/16/03........................................    2,208,629
     First Union Bank:
      4.05% due 5/17/02........................................    4,435,044
      4.07% due 5/21/02........................................    6,170,669
     Morgan Stanley Dean Witter & Co., 1.79% due 4/11/02.......    1,136,129
   Commercial Paper:
     American Home Products:
      1.89% due 4/1/02.........................................    6,164,697
      1.88% due 4/8/02.........................................    1,438,835
      1.88% due 4/9/02.........................................      719,380
   Repurchase Agreement:
     J.P. Morgan Securities, 1.83% due 3/1/02..................   37,539,662
   Tri-Party Repurchase Agreement:
     Goldman, Sachs & Co., 1.89% due 3/1/02....................   81,581,932
                                                                ------------
   Total....................................................... $180,900,935
                                                                ============

Notes to Financial Statements
(unaudited) (continued)



Large Capitalization Growth Investments

       Security Description                                     Value
       ------------------------------------------------------------------
       Time Deposits:
        Caisse Des Depots et Consignations, 1.88% due 3/1/02 $ 14,490,355
        Wells Fargo Securities, Inc., 1.81% due 3/1/02......    1,864,884
       Floating Rate Notes:
        American Century, 3.60% due 8/16/02.................    6,864,520
        American Express:
          2.25% due 11/6/02.................................       76,701
          2.07% due 11/14/02................................      662,957
        Bear, Stearns & Co., 1.93% due 1/15/03..............   12,842,445
        First Union Bank:
          4.05% due 5/17/02.................................    1,268,793
          4.07% due 5/21/02.................................    7,471,720
        Morgan Stanley Dean Witter & Co., 1.79% due 4/11/02.    6,871,822
       Commercial Paper:
        American Home Products:
          1.89% due 4/1/02..................................    2,635,795
          1.88% due 4/8/02..................................      108,995
          1.88% due 4/9/02..................................       54,494
       Repurchase Agreement:
        J.P. Morgan Securities, 1.83% due 3/1/02............   19,382,819
       Tri-Party Repurchase Agreement:
        Goldman, Sachs & Co., 1.89% due 3/1/02..............   42,123,125
                                                             ------------
       Total................................................ $116,719,425
                                                             ============

S&P 500 Index Investments

        Security Description                                    Value
        ----------------------------------------------------------------
        Time Deposits:
         Caisse Des Depots et Consignations, 1.88% due 3/1/02 $1,270,082
         Wells Fargo Securities, Inc., 1.81% due 3/1/02......     56,912
        Floating Rate Notes:
         American Century, 3.60% due 8/16/02.................     13,440
         American Express:
           2.25% due 11/6/02.................................     58,633
           2.07% due 11/14/02................................     75,720
         Bear, Stearns & Co.:
           1.96% due 1/15/03.................................     26,998
           1.90% due 1/16/03.................................     39,752
         First Union Bank:
           4.05% due 5/17/02.................................     10,010
           4.07% due 5/21/02.................................  1,410,935
         Morgan Stanley Dean Witter & Co., 1.79% due 4/11/02.    289,713
        Commercial Paper:
         American Home Products:
           1.89% due 4/1/02..................................    123,449
           1.88% due 4/8/02..................................      5,641
           1.88% due 4/9/02..................................      2,820

Notes to Financial Statements
(unaudited) (continued)


S&P 500 Index Investments (continued)

              Security Description                        Value
              ----------------------------------------------------
              Repurchase Agreement:
               J.P. Morgan Securities, 1.83% due 3/1/02 $1,698,907
              Tri-Party Repurchase Agreement:
               Goldman, Sachs & Co., 1.89% due 3/1/02..  3,692,098
                                                        ----------
              Total.................................... $8,775,110
                                                        ==========

Intermediate Fixed Income Investments

       Security Description                                     Value
       -----------------------------------------------------------------
       Time Deposit:
        Caisse Des Depots et Consignations, 1.88% due 3/1/02 $ 3,457,253
       Repurchase Agreement:
        J.P. Morgan Securities, 1.83% due 3/1/02............   4,624,546
       Tri-Party Repurchase Agreement:
        Goldman, Sachs & Co., 1.89% due 3/1/02..............  10,050,155
                                                             -----------
       Total................................................ $18,131,954
                                                             ===========

High Yield Investments

       Security Description                                     Value
       -----------------------------------------------------------------
       Time Deposit:
        Caisse Des Depots et Consignations, 1.88% due 3/1/02 $ 2,221,079
       Repurchase Agreement:
        J.P. Morgan Securities, 1.83% due 3/1/02............   2,970,995
       Tri-Party Repurchase Agreement:
        Goldman, Sachs & Co., 1.89% due 3/1/02..............   6,456,626
                                                             -----------
       Total................................................ $11,648,700
                                                             ===========

Multi-Sector Fixed Income Investments

Security Description                                   Value
---------------------------------------------------------------
Time Deposit:
 Caisse Des Depots et Consignation, 1.88% due 3/1/02 $  214,518
Repurchase Agreement:
 J.P. Morgan Securities, 1.83% due 3/1/02...........    623,597
Tri-Party Repurchase Agreement:
 Goldman, Sachs & Co., 1.83% due 3/1/02.............    286,946
                                                     ----------
Total............................................... $1,125,061
                                                     ==========

Income earned by the Portfolios from securities lending for the six months ended February 28, 2002, were as follows:

             Portfolio                                      Amount
             ------------------------------------------------------
             Large Capitalization Value Equity Investments $103,316
             Large Capitalization Growth Investments......  105,738
             S&P 500 Index Investments....................    5,304
             Intermediate Fixed Income Investments........    4,184
             High Yield Investments.......................   23,888
             Multi-Sector Fixed Income Investments........      756

Notes to Financial Statements
(unaudited) (continued)



14. Shares of Beneficial Interest

At February 28, 2002, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                              Six Months Ended    Year Ended
                                              February 28, 2002 August 31, 2001
                                              ----------------- ---------------
Large Capitalization Value Equity Investments
Shares sold..................................     39,943,864       62,058,855
Shares issued on reinvestment................      1,710,278       24,727,879
Shares reacquired............................    (55,135,478)     (88,855,011)
                                                 -----------      -----------
Net Decrease.................................    (13,481,336)      (2,068,277)
                                                 ===========      ===========
Large Capitalization Growth Investments
Shares sold..................................     60,820,557       72,187,216
Shares issued on reinvestment................             --       35,231,627
Shares reacquired............................    (72,923,123)     (55,866,378)
                                                 -----------      -----------
Net Increase (Decrease)......................    (12,102,566)      51,552,465
                                                 ===========      ===========
S&P 500 Index Investments
Shares sold..................................      4,287,844       15,543,872
Shares issued on reinvestment................         75,817          369,708
Shares reacquired............................     (3,993,700)     (14,817,258)
                                                 -----------      -----------
Net Increase.................................        369,961        1,096,322
                                                 ===========      ===========
Intermediate Fixed Income Investments
Shares sold..................................      4,933,701       32,765,684
Shares issued on reinvestment................      1,368,720        3,232,431
Shares reacquired............................     (8,110,334)     (63,830,648)
                                                 -----------      -----------
Net Decrease.................................     (1,807,913)     (27,832,533)
                                                 ===========      ===========
Long-Term Bond Investments
Shares sold..................................        769,006        2,373,192
Shares issued on reinvestment................        208,487          437,857
Shares reacquired............................     (1,349,292)      (5,027,713)
                                                 -----------      -----------
Net Decrease.................................       (371,799)      (2,216,664)
                                                 ===========      ===========
Municipal Bond Investments
Shares sold..................................        390,406        1,286,300
Shares issued on reinvestment................         61,041          168,256
Shares reacquired............................       (759,076)      (3,735,894)
                                                 -----------      -----------
Net Decrease.................................       (307,629)      (2,281,338)
                                                 ===========      ===========
Mortgage Backed Investments
Shares sold..................................      1,270,409        2,454,670
Shares issued on reinvestment................        357,663          635,989
Shares reacquired............................     (1,670,981)      (4,831,143)
                                                 -----------      -----------
Net Decrease.................................        (42,909)      (1,740,484)
                                                 ===========      ===========

Notes to Financial Statements
(unaudited) (continued)


                                          Six Months Ended    Year Ended
                                          February 28, 2002 August 31, 2001
                                          ----------------- ---------------
    High Yield Investments
    Shares sold..........................     29,597,330       30,795,760
    Shares issued on reinvestment........      2,214,129        3,533,885
    Shares reacquired....................    (30,827,849)     (11,716,397)
                                            ------------     ------------
    Net Increase.........................        983,610       22,613,248
                                            ============     ============
    Multi-Sector Fixed Income Investments
    Shares sold..........................      1,018,971        2,321,328
    Shares issued on reinvestment........        151,469          312,887
    Shares reacquired....................       (924,231)      (2,345,307)
                                            ------------     ------------
    Net Increase.........................        246,209          288,908
                                            ============     ============
    Government Money Investments
    Shares sold..........................     88,309,229      814,337,373
    Shares issued on reinvestment........      1,924,374       10,852,123
    Shares reacquired....................   (113,918,849)    (868,991,654)
                                            ------------     ------------
    Net Decrease.........................    (23,685,246)     (43,802,158)
                                            ============     ============

          Financial Highlights



For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Large Capitalization Value Equity Investments
-------------------------------------------------------------------------------------------------
                                              2002(1)    2001(2)   2000    1999    1998    1997
                                              ------     ------   ------  ------  ------  ------
  Net Asset Value, Beginning of Period....... $10.07     $11.93   $13.53  $12.28  $14.91  $11.55
                                              ------     ------   ------  ------  ------  ------
  Income (Loss) From Operations:
    Net investment income....................   0.06       0.12     0.17    0.17    0.16    0.23
   Net realized and unrealized gain (loss)...  (0.24)     (0.34)    0.31    2.94    0.08    4.09
                                              ------     ------   ------  ------  ------  ------
  Total Income (Loss) From Operations........  (0.18)     (0.22)    0.48    3.11    0.24    4.32
                                              ------     ------   ------  ------  ------  ------
  Less Distributions From:
    Net investment income....................  (0.12)     (0.15)   (0.17)  (0.18)  (0.11)  (0.34)
    Net realized gains.......................     --      (1.49)   (1.91)  (1.68)  (2.76)  (0.62)
                                              ------     ------   ------  ------  ------  ------
  Total Distributions........................  (0.12)     (1.64)   (2.08)  (1.86)  (2.87)  (0.96)
                                              ------     ------   ------  ------  ------  ------
  Net Asset Value, End of Period.............  $9.77     $10.07   $11.93  $13.53  $12.28  $14.91
                                              ======     ======   ======  ======  ======  ======
  Total Return...............................  (1.84)%++  (1.96)%   4.00%  26.36%   0.03%  38.98%
  Net Assets, End of Period (millions)....... $1,431     $1,612   $1,933  $1,946  $1,712  $1,935
  Ratios to Average Net Assets:
    Expenses.................................   0.89%+     0.78%    0.78%   0.75%   0.80%   0.78%
    Net investment income....................   1.16+      1.10     1.34    1.10    1.18    1.70
  Portfolio Turnover Rate....................     55%        79%      78%     54%     57%     70%

Large Capitalization Growth Investments
-------------------------------------------------------------------------------------------------
                                              2002(1)    2001(2)   2000    1999    1998    1997
                                              ------     ------   ------  ------  ------  ------
  Net Asset Value, Beginning of Period....... $11.34     $29.33   $24.35  $17.30  $17.27  $13.10
                                              ------     ------   ------  ------  ------  ------
  Income (Loss) From Operations:
    Net investment income (loss).............  (0.02)     (0.05)   (0.04)   0.01    0.04    0.07
   Net realized and unrealized gain (loss)...  (0.58)    (11.65)    7.87    7.87    1.31    4.72
                                              ------     ------   ------  ------  ------  ------
  Total Income (Loss) From Operations........  (0.60)    (11.70)    7.83    7.88    1.35    4.79
                                              ------     ------   ------  ------  ------  ------
  Less Distributions From:
    Net investment income....................     --         --       --   (0.01)  (0.08)  (0.08)
    Net realized gains.......................     --      (6.29)   (2.85)  (0.82)  (1.24)  (0.54)
                                              ------     ------   ------  ------  ------  ------
  Total Distributions........................     --      (6.29)   (2.85)  (0.83)  (1.32)  (0.62)
                                              ------     ------   ------  ------  ------  ------
  Net Asset Value, End of Period............. $10.74     $11.34   $29.33  $24.35  $17.30  $17.27
                                              ======     ======   ======  ======  ======  ======
  Total Return...............................  (5.29)%++ (45.61)%  34.31%  46.29%   7.81%  37.47%
  Net Assets, End of Period (millions)....... $1,433     $1,651   $2,758  $2,326  $1,793  $1,845
  Ratios to Average Net Assets:
    Expenses.................................   0.86%+     0.77%    0.71%   0.68%   0.76%   0.69%
    Net investment income (loss).............  (0.30)+    (0.29)   (0.15)   0.06    0.16    0.50
  Portfolio Turnover Rate....................     65%       115%      59%     34%     39%     65%

--------
(1)For the six months ended February 28, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average share method.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

Financial Highlights
(continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

S&P 500 Index Investments
----------------------------------------------------------------------------------------------------------------
                                               2002(1)       2001(2)    2000(2)(3)
                                              ----------    ---------   ----------
Net Asset Value, Beginning of Period.........     $6.41     $    9.41       $8.00
                                               --------     ---------    --------
Income (Loss) From Operations:
  Net investment income(4)...................      0.03          0.10        0.11
  Net realized and unrealized gain (loss)....     (0.16)        (2.31)       1.35
                                               --------     ---------    --------
Total Income (Loss) From Operations..........     (0.13)        (2.21)       1.46
                                               --------     ---------    --------
Less Distributions From:
  Net investment income......................     (0.05)        (0.13)      (0.05)
  Net realized gains.........................     (0.05)        (0.66)         --
                                               --------     ---------    --------
Total Distributions..........................     (0.10)        (0.79)      (0.05)
                                               --------     ---------    --------
Net Asset Value, End of Period...............     $6.18         $6.41       $9.41
                                               ========     =========    ========
Total Return.................................     (2.13)%++    (24.58)%     18.24%++
Net Assets, End of Period (000s).............   $32,263       $31,098     $35,365
Ratios to Average Net Assets:
  Expenses(4)(5).............................      0.30%+        0.30%       0.30%+
  Net investment income......................      1.18+         1.29        1.31+
Portfolio Turnover Rate......................        44%          175%         54%

Intermediate Fixed Income Investments
-----------------------------------------------------------------------------------------------------------------
                                              2002(1)(2)      2001         2000        1999      1998      1997
                                              ----------    ---------    --------    --------  --------  --------
Net Asset Value, Beginning of Period.........     $8.31         $7.82       $7.83       $8.19     $8.06     $7.92
                                               --------     ---------    --------    --------  --------  --------
Income From Operations:
  Net investment income(6)...................      0.22          0.50        0.48        0.44      0.48      0.50
  Net realized and unrealized gain (loss)(6).      0.03          0.46       (0.05)      (0.35)     0.15      0.14
                                               --------     ---------    --------    --------  --------  --------
Total Income From Operations.................      0.25          0.96        0.43        0.09      0.63      0.64
                                               --------     ---------    --------    --------  --------  --------
Less Distributions From:
  Net investment income......................     (0.27)        (0.47)      (0.44)      (0.45)    (0.50)    (0.50)
                                               --------     ---------    --------    --------  --------  --------
Total Distributions..........................     (0.27)        (0.47)      (0.44)      (0.45)    (0.50)    (0.50)
                                               --------     ---------    --------    --------  --------  --------
Net Asset Value, End of Period...............     $8.29         $8.31       $7.82       $7.83     $8.19     $8.06
                                               ========     =========    ========    ========  ========  ========
Total Return.................................      3.05%++      12.57%       5.73%       1.07%     8.00%     8.23%
Net Assets, End of Period (000s).............  $352,531      $368,637    $564,715    $594,666  $574,998  $384,094
Ratios to Average Net Assets:
  Net investment income(6)...................      5.24%+        6.15%       6.02%       4.53%     5.95%     6.19%
  Interest expense...........................        --            --        0.03          --        --        --
  Operating expenses.........................      0.72+         0.79        0.75        0.61      0.73      0.73
  Total expenses.............................      0.72+         0.79        0.78        0.61      0.73      0.73
Portfolio Turnover Rate......................       144%          325%        195%        207%       63%      118%

--------
(1) For the six months ended February 28, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average share method.
(3) For the period from October 1, 1999 (commencement of operations) to August 31, 2000.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                   Net Investment Income Per    Expense Ratios Without
                                        Share Decrease       Waivers and/or Reimbursements
                                   ------------------------- -----------------------------
Portfolio                            2002     2001    2000     2002       2001        2000
---------                            ----     ----    ----     ----       ----        ----
S&P 500 Index Investments......... $0.00*    $0.02   $0.04    0.40%+      0.64%      0.82%+

(5) As a result of a voluntary expense limitation, expense ratios will not exceed 0.30%.
(6) Without the adoption of the changes in the accounting method discussed in
    Note 1, for the six months ended February 28, 2002, the ratio of net investment income to average net assets would have been 5.41%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized gain was less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.
 *  Amount represents less than $0.01 per share.

Financial Highlights
(continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Long-Term Bond Investments
-----------------------------------------------------------------------------------------------------------
                                              2002(1)(2)  2001(2)   2000      1999       1998       1997
                                              ----------  -------  -------  --------   --------   --------
Net Asset Value, Beginning of Period.........    $8.33      $7.85    $7.70     $9.05      $8.26      $7.87
                                               -------    -------  -------  --------   --------   --------
Income (Loss) From Operations:
  Net investment income(3)...................     0.19       0.45     0.48      0.49       0.52       0.53
  Net realized and unrealized gain (loss)(3).    (0.02)      0.46     0.21     (1.00)      0.78       0.46
                                               -------    -------  -------  --------   --------   --------
Total Income (Loss) From Operations..........     0.17       0.91     0.69     (0.51)      1.30       0.99
                                               -------    -------  -------  --------   --------   --------
Less Distributions From:
  Net investment income......................    (0.20)     (0.43)   (0.48)    (0.50)     (0.51)     (0.59)
  Net realized gains.........................    (0.05)        --    (0.05)    (0.34)        --         --
  Capital....................................       --         --    (0.01)       --         --      (0.01)
                                               -------    -------  -------  --------   --------   --------
Total Distributions..........................    (0.25)     (0.43)   (0.54)    (0.84)     (0.51)     (0.60)
                                               -------    -------  -------  --------   --------   --------
Net Asset Value, End of Period...............    $8.25      $8.33    $7.85     $7.70      $9.05      $8.26
                                               =======    =======  =======  ========   ========   ========
Total Return.................................     2.12%++   11.98%    9.50%    (6.19)%    16.22%     12.93%
Net Assets, End of Period (000s).............  $57,524    $61,163  $75,091  $115,355   $157,612   $183,051
Ratios to Average Net Assets:
  Expenses...................................     1.01%+     1.02%    0.92%     0.80%      0.82%      0.78%
  Net investment income(3)...................     4.69+      5.66     6.18      5.81       5.96       6.54
Portfolio Turnover Rate......................      145%       405%     358%       30%        63%        34%

Municipal Bond Investments
-----------------------------------------------------------------------------------------------------------
                                              2002(1)(2)  2001(2)   2000      1999       1998       1997
                                              ----------  -------  -------  --------   --------   --------
Net Asset Value, Beginning of Period.........    $8.91      $8.40    $8.22     $8.92      $8.62      $8.26
                                               -------    -------  -------  --------   --------   --------
Income (Loss) From Operations:
  Net investment income(4)...................     0.18       0.37     0.37      0.35       0.36       0.38
  Net realized and unrealized gain (loss)....    (0.05)      0.49     0.17     (0.57)      0.32       0.34
                                               -------    -------  -------  --------   --------   --------
Total Income (Loss) From Operations..........     0.13       0.86     0.54     (0.22)      0.68       0.72
                                               -------    -------  -------  --------   --------   --------
Less Distributions From:
  Net investment income......................    (0.17)     (0.35)   (0.35)    (0.35)     (0.38)     (0.36)
  In excess of net investment income.........       --         --       --        --      (0.00)*       --
  Net realized gains.........................       --         --    (0.01)    (0.13)        --         --
                                               -------    -------  -------  --------   --------   --------
Total Distributions..........................    (0.17)     (0.35)   (0.36)    (0.48)     (0.38)     (0.36)
                                               -------    -------  -------  --------   --------   --------
Net Asset Value, End of Period...............    $8.87      $8.91    $8.40     $8.22      $8.92      $8.62
                                               =======    =======  =======  ========   ========   ========
Total Return.................................     1.54%++   10.44%    6.79%    (2.60)%     8.09%      8.88%
Net Assets, End of Period (000s).............  $28,546    $31,404  $48,789   $61,743    $72,511    $52,024
Ratios to Average Net Assets:
  Expenses(4)................................     0.92%+     0.85%    0.79%     0.78%      0.80%      0.80%
  Net investment income......................     4.19+      4.32     4.50      4.03       4.20       4.50
Portfolio Turnover Rate......................       10%        23%      37%      142%       160%        31%

--------
(1) For the six months ended February 28, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average share method.
(3) Without the adoption of the change in the accounting method discussed in
    Note 1, for the six months ended February 28, 2002, those amounts would have been $0.20, $(0.03) and 4.79% for net investment income, net realized and unrealized loss and ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(4) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                        Net Investment Income Expense Ratios Without Waivers
                                         Per Share Decrease       and/or Reimbursements
                                        --------------------- ------------------------------
Portfolio                                       1997                       1997
---------                               --------------------- ------------------------------
Municipal Bond Investments.............         $0.00*                     0.83%

++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.
*  Amount represents less than $0.01 per share.

Financial Highlights
(continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Mortgage Backed Investments
------------------------------------------------------------------------------------------------------
                                           2002(1)(2)  2001(2)    2000      1999      1998      1997
                                           ----------  -------  --------  --------  --------  --------
Net Asset Value, Beginning of Period......    $8.26      $7.84     $7.73     $8.13     $7.96     $7.74
                                            -------    -------  --------  --------  --------  --------
Income (Loss) From Operations:
  Net investment income(3)................     0.25       0.51      0.49      0.45      0.46      0.48
  Net realized and unrealized gain (loss).     0.04       0.37      0.08     (0.34)     0.19      0.25

                                            -------    -------  --------  --------  --------  --------
Total Income From Operations..............     0.29       0.88      0.57      0.11      0.65      0.73

                                            -------    -------  --------  --------  --------  --------
Less Distributions From:
  Net investment income...................    (0.28)     (0.46)    (0.46)    (0.45)    (0.48)    (0.51)
  Net realized gains......................       --         --        --     (0.05)       --        --
  Capital.................................       --         --        --     (0.01)       --        --

                                            -------    -------  --------  --------  --------  --------
Total Distributions.......................    (0.28)     (0.46)    (0.46)    (0.51)    (0.48)    (0.51)

                                            -------    -------  --------  --------  --------  --------
Net Asset Value, End of Period............    $8.27      $8.26     $7.84     $7.73     $8.13     $7.96
                                            =======    =======  ========  ========  ========  ========
Total Return..............................     3.57%++   11.47%     7.58%     1.30%     8.37%     9.69%
Net Assets, End of Period (000s)..........  $91,078    $91,326  $100,342  $131,039  $156,043  $136,586
Ratios to Average Net Assets:
  Net investment income...................     6.23%+     6.14%     6.26%     5.67%     5.69%     6.08%
  Interest expense........................       --         --      0.05        --        --        --
  Operating expenses(3)(4)................     0.80+      0.80      0.80      0.80      0.80      0.80
  Total expenses..........................     0.80+      0.80      0.85      0.80      0.80      0.80
Portfolio Turnover Rate...................        0%        10%       28%       87%      214%       94%

--------
(1) For the six months ended February 28, 2002 (unaudited).
(2) Per share amounts have been calculated using the monthly average share method.
(3) Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                   Net Investment Income           Expense Ratios Without Waivers
                                    Per Share Decrease                 and/or Reimbursements
                            ----------------------------------- -----------------------------------
Portfolio                   2002  2001  2000  1999  1998  1997  2002   2001  2000  1999  1998  1997
---------                   ----- ----- ----- ----- ----- ----- ----   ----  ----  ----  ----  ----
Mortgage Backed Investments $0.01 $0.01 $0.01 $0.01 $0.01 $0.01 0.97%+ 0.95% 0.97% 0.91% 0.93% 0.93%

(4) As a result of a voluntary expense limitation, expense ratios (excluding interest expense) will not exceed 0.80%.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.

Financial Highlights
(continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

High Yield Investments
-------------------------------------------------------------------------------------------------
                                        2002(1)(2)    2001(2)    2000(2)    1999(2)   1998(3)
                                        ----------    --------   --------   --------  -------
Net Asset Value, Beginning of Period...     $5.20        $5.85      $7.33      $7.89    $8.00

                                         --------     --------   --------   --------  -------
Income (Loss) From Operations:
 Net investment income(4)(5)...........      0.22         0.51       0.69       0.83     0.05
 Net realized and unrealized loss(4)...     (0.26)       (0.64)     (1.37)     (0.54)   (0.16)

                                         --------     --------   --------   --------  -------
Total Income (Loss) From Operations....     (0.04)       (0.13)     (0.68)      0.29    (0.11)

                                         --------     --------   --------   --------  -------
Less Distributions From:
 Net investment income.................     (0.22)       (0.52)     (0.71)     (0.83)      --
 Net realized gains....................        --           --         --      (0.02)      --
 Capital...............................        --           --      (0.09)        --       --

                                         --------     --------   --------   --------  -------
Total Distributions....................     (0.22)       (0.52)     (0.80)     (0.85)      --

                                         --------     --------   --------   --------  -------
Net Asset Value, End of Period.........     $4.94        $5.20      $5.85      $7.33    $7.89
                                         ========     ========   ========   ========  =======
Total Return...........................     (0.67)%++    (2.27)%    (9.37)%     3.67%   (1.38)%++
Net Assets, End of Period (000s).......  $255,419     $263,525   $164,056   $155,057  $76,557
Ratios to Average Net Assets:
 Expenses(5)...........................      0.95%+       1.12%      1.20%      1.19%    1.20%+
 Net investment income(4)..............      8.63+        9.38      11.30      10.62     7.37+
Portfolio Turnover Rate................        74%          81%       129%       122%      13%

--------
(1)For the six months ended February 28, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from July 13, 1998 (commencement of operations) to August 31, 1998.
(4)Without the adoption of the changes in the accounting method discussed in
   Note 1, for the six months ended February 28, 2002, the ratio of net investment income to average net assets would have been 8.79%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
(5)Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                                            Expense Ratios
                                             Net Investment    Without
                                               Income Per    Waivers and
                                             Share Decrease Reimbursements
                                             -------------- --------------
     Portfolio                                    1998           1998
     ---------                               -------------- --------------
     High Yield Investments.................     $0.01           2.42%+

 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

Financial Highlights
(continued)


For a share of each class of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Multi-Sector Fixed
Income Investments
-------------------------------------------------------------------------------------------
                          2002(1)(2)    2001(2)  2000(2)(3)
                          ----------   --------  ----------
Net Asset Value,
 Beginning of Period...       $8.29       $8.23      $8.00
                           --------    --------   --------
Income (Loss) From
 Operations:
 Net investment
   income(4)(5)........        0.27        0.55       0.45
 Net realized and
   unrealized gain
   (loss)(4)...........       (0.09)       0.18       0.06
                           --------    --------   --------
Total Income From
 Operations............        0.18        0.73       0.51
                           --------    --------   --------
Less Distributions
 From:
 Net investment
   income..............       (0.31)      (0.65)     (0.28)
 Net realized gains....          --       (0.02)        --
                           --------    --------   --------
Total Distributions....       (0.31)      (0.67)     (0.28)
                           --------    --------   --------
Net Asset Value,
 End of Period.........       $8.16       $8.29      $8.23
                           ========    ========   ========
Total Return...........        2.23%++     9.26%      6.47%++
Net Assets, End of
 Period (000s).........     $34,113     $32,617    $29,989
Ratios to Average
 Net Assets:
 Expenses(5)(6)........        0.80%+      0.80%      0.80%+
 Net investment
   income(4)...........       6.65+        6.59       6.13+
Portfolio Turnover
 Rate..................          79%        149%       249%

Government Money
Investments


------------------------------------------------------------------------------------------
                          2002(1)(2)    2001(2)   2000(2)     1999(2)   1998(2)   1997(2)
                          ----------   --------   --------    --------  --------  --------
Net Asset Value,
 Beginning of Period...       $1.00       $1.00      $1.00       $1.00     $1.00     $1.00
                           --------    --------   --------    --------  --------  --------
 Net investment
   income(5)...........        0.01        0.05       0.05        0.04      0.05      0.05
 Dividends from net
   investment income...       (0.01)      (0.05)     (0.05)      (0.04)    (0.05)    (0.05)
                           --------    --------   --------    --------  --------  --------
Net Asset Value,
 End of Period.........       $1.00       $1.00      $1.00       $1.00     $1.00     $1.00
                           ========    ========   ========    ========  ========  ========
Total Return...........        1.12%++     5.04%      5.44%       4.53%     5.10%     4.98%
Net Assets, End of
 Period (000s).........    $158,269    $181,954   $225,756    $303,160  $375,761  $388,713
Ratios to Average
 Net Assets:
 Expenses(5)(7)........        0.60%+      0.60%      0.60%       0.60%     0.60%     0.60%
 Net investment
   income..............        2.21+       5.04       5.30        4.46      4.99      4.91

--------
(1)For the six months ended February 28, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average share method.
(3)For the period from October 1, 1999 (commencement of operations) to August 31, 2000.
(4)Without the adoption of the change in the accounting method discussed in
   Note 1, for the six months ended February 28, 2002, those amounts would have been $0.28, $(0.10) and 6.80% for net investment income, net realized and unrealized loss and ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(5)Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                                               Net Investment Income           Expense Ratios Without Waivers and
                                                Per Share Decrease                       Reimbursements
                                      --------------------------------------- ------------------------------------
Portfolio                             2002   2001   2000  1999   1998   1997  2002    2001  2000  1999  1998  1997
---------                             -----  -----  ----- -----  -----  ----- -----   ----  ----  ----  ----  ----
Multi-Sector Fixed Income Investments $0.01  $0.01  $0.03   N/A    N/A    N/A  0.98%+ 0.97% 1.17%  N/A   N/A   N/A
Government Money Investments.........  0.00*  0.00*  0.02 $0.00* $0.00* $0.01 0.81+   0.74  0.78  0.71% 0.66% 0.64%

(6)As a result of a voluntary expense limitation, expense ratios will not exceed 0.80%.
(7)As a result of a voluntary expense limitation, expense ratios will not exceed 0.60%.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.
 * Amount represents less than $0.01 per share.

                            SALOMONSMITHBARNEY.COM




[LOGO] Smith Barney BC

  This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's Investment policies, charges and expenses as well as other pertinent information.
    TK 2120A, 2/02    Consulting Group Capital Markets Funds . 222 Delaware
                  Avenue . Wilmington, Delaware    .    19801

                            [LOGO] Consulting Group

                               Consulting Group
                             Capital Markets Funds

                 Small Capitalization Value Equity Investments
                    Small Capitalization Growth Investments
                       International Equity Investments
                      Emerging Markets Equity Investments
                    International Fixed Income Investments
                             Balanced Investments


         Semi-Annual Report
         February 28, 2002
                                     [LOGO] TRAK(R)
                                     Personalized Investment Advisory Service

         -------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
         -------------------------------------------------------------

Table of Contents



SHAREHOLDER LETTER........................................   1

CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY   4

SCHEDULES OF INVESTMENTS..................................   5

RATINGS AND SECURITY DESCRIPTIONS.........................  99

STATEMENTS OF ASSETS AND LIABILITIES...................... 100

STATEMENTS OF OPERATIONS.................................. 102

STATEMENTS OF CHANGES IN NET ASSETS....................... 104

NOTES TO FINANCIAL STATEMENTS............................. 108

FINANCIAL HIGHLIGHTS...................................... 124

Consulting Group Capital Markets Funds

DEAR SHAREHOLDERS:

The first six-months of your Consulting Group Capital Markets Funds' ("Fund") fiscal year experienced some of the most difficult fundamental developments faced by global investors in several decades. The economies of the United States, Europe, and Japan were in recession simultaneously for the first time since the 1970's. The terrorist attacks and response further shook investor's confidence. Major corporate bankruptcy filings, the result of the broad economic slowdown and questionable accounting practices, eroded many investors' desire to remain committed to investing.

Despite this regular delivery of bad news, equity markets staged a powerful rally from late-September into December 2001. Many of the reasons for the equity market's recovery could be traced to an investor swing from pessimism to optimism that the U.S. economy would resume upward growth in the second-half of 2002. On the surface, Autumn's equity rally may have been the end of the bear market that began in March 2000 and lasted until September 2001. However, in the context of the broad events of the same period, the market exhibited one more volatile rally in a cycle of severe corrections and follow-up rallies.

Markets are frequently described in broad generalizations, such as bull and bear markets. These terms rarely describe the potential opportunities that may coexist along with the pitfalls of a particular market environment. The equity bear market that began in March 2000 concealed the opportunity and positive returns in smaller stocks, especially in value-oriented stocks. During this period, there was also a noticeable recovery in emerging markets. From the end of March 2000 through the end of September 2001, the Standard & Poor's 500 Index ("S&P 500") fell 29.3% and Morgan Stanley Capital International's Europe, Australia and the Far East Index ("MSCI EAFE") declined 36.9%, while the small-cap value index (Russell 2000 Value Index) rose 15.6%. Over the six-month period covered in this report, the MSCI Emerging Markets Free Index ("MSCI EMF") rose 12.5%. The rally in emerging markets continued into March 2002, producing a total return from October 2001 through March 2002 of 42.9%. From March 2000 through March 2002, the Russell 2000 Value Index was up 21.6%.

The dilemma of equity investors in the last six-months, and for all of 2001, was to choose between the negative impact of the sharp decline in corporate profits, or the positive impact of the steep decline in interest rates in the United States. Since this conflict was so distinct, the market moved in volatile periods of huge rallies and large declines. Since early 2001, the S&P 500 had two different rallies of greater than 20%, though the index also declined over 20% twice. While the S&P 500 was experiencing these 20% swings in performance, the Nasdaq was generating returns twice as high and twice as bad. The reality of the steepest declines in corporate profits in the U.S. since
1990 drove the market lower. Optimism over the resumed economic growth led to the rallies, including the late-fall rally in the period covered in this letter.

Several large trends help to put the global equity environment in context. Many of the excesses of the technology-driven equity market and economy continue to erode. While bubble bursting implies an immediate return to normalcy, economic and market bubbles burst by not losing all of their air at once. The market just crossed the two-year anniversary of the Nasdaq and equity market peak of March 2000. The process of fundamentals and prices bottoming out takes time as investors adjust to the new reality. Investors relearned the powerful lesson that technology companies are cyclical, and valuations and risk levels do matter in companies and portfolios.

Equity markets around the world in the late 1990's favored larger companies, telecommunications and technology-oriented companies, highly valued companies and those companies perceived to have the greatest growth potential. These trends have been in retreat since March 2000, albeit with volatility and some hope for a return to the old favorites. Large cap, highest P/E ratios, highest expected growth prospects, and technology-oriented companies performed the most poorly as a group over this time. Markets favored smaller companies and renewed their focus on fundamental developments and were sensitive to the valuation of the stock. Despite the general dreary news of the bear market, diversified investment strategies offered rewards.

The trailing six-month returns for U.S. large cap, small-cap, and developed international equities are negative. The S&P 500 declined 1.7%. The economic sectors of the market that fell the furthest were the Information Technology, Utilities, and Telecommunication Services sectors. During the strong rally post the September 21st lows, cyclical sectors such as Materials and Industrials led the way. Technology stocks also recovered during this period. In the bull market, investors tended to treat technology stocks generically. Now the recovery and new leadership is more industry and company specific. U.S. small stocks, represented by the Russell 2000 Index, were slightly positive for the six-months, with a return of 0.9%. Within small-cap stocks, the growth portion of the index fell 4.6% and the value portion rose 5.9%.

Developed international equities performed more poorly than the U.S. market and the emerging international markets. The MSCI EAFE fell 8.3% over the six-months of this report. By region, Asia (-13.8%) performed more poorly than Europe (-6.1%). The continuing woes of the Japanese economy and equity market were the primary drivers of the weak returns in the MSCI EAFE through early 2002. Japan is now in the fourth recession of the last ten years. The equity market in Japan did start a very strong rally in mid-February 2002 that carried into March. The MSCI EMF rose 12.5%. Many emerging markets have economies closely tied to the fortunes of the U.S. As hope for economic recovery in the U.S. took hold, so did hope for recovery in many of the emerging market economies.

In 2001, corporate profits sank in the U.S and the rest of the world and their economies moved toward recession. The Federal Reserve Board ("Fed") responded by lowering interest rates more aggressively than its European counterparts. The Fed slashed short-term rates eleven times in 2001. While short-term U.S. rates fell dramatically, the yield on the 10-year Treasury note finished 2001 at the level it started the year, 5.1%. Fixed income markets, like the equity markets, had a volatile year. The lowest yield the 10-year Treasury note posted during the year was in November at 4.3%. Economic and credit worries were some of the reasons that the spread between Treasury yields and corporate yields rose sharply during the year. Fixed income indices were positive for 2001, but yields rose slightly to begin 2002.

CONSULTING GROUP CAPITAL MARKETS FUNDS

The volatility in the markets had a large impact on the individual Fund performance over this semi-annual period. The period began with a sharp drop of 14.8% for the S&P 500 through September 21st. Then the equity markets rallied through the first week of January with a 21.4% gain. Markets declined in January and February to close the semi-annual period with a drop of 5.6%. All that volatility compounded into a total return of negative 1.7%. In comparison, Treasury Bills (90 day) generated a total return of 0.9%. The Lehman Brothers Government/Corporate Long Index rose 1.8%.

Outside of the previously mentioned successes in the Emerging Markets and Small Cap Value asset classes, returns were negative for the equity indices and the Funds across asset classes. The Funds have moved to primarily active management, but the combination of the various managers was constructed with a balance for active stock selection and benchmark sensitivity. Equity fund performance fell in line with the returns of the indices and peer funds for the period covered.

Investment losses always cause concern and discomfort. As ongoing volatility heightens, so does your need to adhere to a long-term investment strategy and to integrate a diversified approach to addressing your investment goals. A diversified portfolio can offer protection from the risks inherent with some investment styles. In fact, studies have shown that in measuring the success of investment plans, asset allocation decisions are more important than security selection or market timing, since long-term, or strategic, asset allocation decisions spread assets among broad classes, such as stocks, bonds, and cash. Consulting Group is optimistic about opportunities in a variety of sectors in the financial market and will continue to make strategic decisions, including a close watch on a strategic allocation of your assets. In the meantime, we would like to thank you for your continued support and encourage you to contact your Financial Consultant, who can assist you with any questions or concerns.

Sincerely,

         /s/ Heath B. McLendon                   /s/ Frank L. Campanale
         Heath B. McLendon                       Frank L. Campanale
         Chairman                                Investment Officer

March 28, 2002

 CONSULTING GROUP CAPITAL MARKETS FUNDS PERFORMANCE SUMMARY
 Average Annual Total Returns for Period Through February 28, 2002

                                                                                 Benchmark+
Small Capitalization Value Equity Investments              -------------------------------------------------------
                                                                  Russell
                           Without TRAK Fee With TRAK Fee*   2000 Value Index
------------------------------------------------------------------------------------------------------------------
Since Inception (11/18/91)      10.68%          10.52%
10 Year                          9.69            9.54
5 Year                           9.27            9.13
3 Year                          12.71           12.55
1 Year                          11.81           11.67
Six Months++                     3.87            3.81              5.85%

Small Capitalization Growth Investments
                                                                  Russell
                           Without TRAK Fee With TRAK Fee*   2000 Growth Index
------------------------------------------------------------------------------------------------------------------
Since Inception (11/18/91)      11.68%          11.56%
10 Year                         10.36           10.25
5 Year                           3.63            3.53
3 Year                           1.53            1.44
1 Year                         (15.37)         (15.47)
Six Months++                    (7.01)          (7.07)            (4.56)%

International Equity Investments
                                                                MSCI EAFE-         MSCI EAFE-
                                                              Capitalization      GDP Weighted
                           Without TRAK Fee With TRAK Fee*    Weighted Index          Index
------------------------------------------------------------------------------------------------------------------
Since Inception (11/18/91)       4.80%           4.64%
10 Year                          5.10            4.94
5 Year                           1.64            1.50
3 Year                          (4.42)          (4.56)
1 Year                         (20.16)         (20.31)
Six Months++                    (7.11)          (7.20)            (8.33)%            (10.46)%

Emerging Markets Equity Investments
                                                               MSCI Emerging
                           Without TRAK Fee With TRAK Fee*  Markets Free Index
------------------------------------------------------------------------------------------------------------------
Since Inception (4/20/94)       (2.39)%         (2.60)%
5 Year                          (7.69)          (7.91)
3 Year                           6.36            6.10
1 Year                           0.14           (0.14)
Six Months++                    15.01           14.84             12.45%

International Fixed Income Investments
                                                                  Salomon
                                                           Smith Barney Non-U.S.
                           Without TRAK Fee With TRAK Fee* Government Bond Index
------------------------------------------------------------------------------------------------------------------
Since Inception (11/18/91)       5.31%           5.12%
10 Year                          5.12            4.93
5 Year                           0.69            0.50
3 Year                          (3.10)          (3.29)
1 Year                          (4.03)          (4.24)
Six Months++                    (4.50)          (4.61)            (5.76)%

Balanced Investments
                                                              Lehman Brothers    Lehman Brothers
                                                           Government/Corporate     Aggregate    Standard & Poor's
                           Without TRAK Fee With TRAK Fee*     Bond Index**       Bond Index**       500 Index
------------------------------------------------------------------------------------------------------------------
Since Inception (2/16/93)        8.39%           8.22%
5 Year                           4.94            4.79
3 Year                           1.23            1.08
1 Year                          (5.86)          (6.02)
Six Months++                    (1.50)          (1.58)             2.59%               3.02%          (1.67)%

--------
 +Benchmark performance provided for the six months ended February 28, 2002.
  Please note an investor cannot invest directly in an index.
 *The maximum annual TRAK fee is 1.50% of the value of TRAK assets.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
**It is the opinion of the management that the Lehman Brothers Aggregate Bond
  Index more accurately reflects the current composition of the Consulting Group Capital Markets Funds - Balanced Investments rather than Lehman Brothers Government/Corporate Bond Index. In future reporting, the Lehman Brothers Aggregate Bond Index will be used as the basis of comparison of total return performance rather than the Lehman Brothers Government/Corporate Bond Index.

          Schedules of Investments
          February 28, 2002 (unaudited)


Small Capitalization Value Equity Investments
---------------------------------------------------------------------------------------

 Shares                               Security                                Value
--------------------------------------------------------------------------------------
COMMON STOCK -- 94.9%

Advertising -- 0.5%
    2,795 ADVO, Inc.*..................................................... $   106,210
    1,190 Getty Images, Inc.*+............................................      30,559
   92,400 Harte-Hanks, Inc................................................   2,795,100
    2,050 Key3Media Group, Inc.*..........................................       9,328
    4,030 Penton Media, Inc.*.............................................      30,427
    2,480 R.H. Donnelley Corp.*...........................................      71,399
    4,400 SITEL Corp.*....................................................      10,956
      300 ValueVision International, Inc., Class A Shares*................       5,550
                                                                           -----------
                                                                             3,059,529
                                                                           -----------

Aerospace and Defense -- 1.1%
  150,138 AAR Corp........................................................   1,111,021
    1,558 Alliant Techsystems Inc.*.......................................     146,312
      950 BE Aerospace, Inc.*.............................................       7,258
    1,630 Curtiss-Wright Corp.............................................     101,060
      350 DRS Technologies, Inc.*.........................................      14,000
   49,330 Esterline Technologies Corp.*...................................     981,667
    2,670 The Fairchild Corp., Class A Shares*............................       6,141
  201,060 GenCorp Inc.....................................................   2,185,522
    1,830 HEICO Corp......................................................      28,365
  150,540 Kaman Corp., Class A Shares.....................................   2,253,584
    2,108 Moog Inc., Class A Shares*......................................      60,500
    5,470 Orbital Sciences Corp.*.........................................      31,507
      608 Sequa Corp., Class A Shares*....................................      29,889
    1,910 Triumph Group, Inc.*............................................      67,614
    2,120 United Industrial Corp..........................................      39,305
                                                                           -----------
                                                                             7,063,745
                                                                           -----------

Agriculture -- 0.8%
      590 Alico, Inc......................................................      17,045
    2,210 Delta and Pine Land Co..........................................      41,857
    6,690 DIMON Inc.......................................................      49,841
      380 Maui Land & Pineapple Co........................................       7,984
    1,400 Standard Commercial Corp........................................      26,180
   67,990 Universal Corp..................................................   2,496,593
   85,281 Vector Group Ltd.+..............................................   2,374,223
                                                                           -----------
                                                                             5,013,723
                                                                           -----------

Airlines -- 0.0%
    3,125 AirTran Holdings, Inc.*.........................................      20,656
    4,055 Alaska Air Group, Inc.*.........................................     125,908
    5,421 America West Holdings Corp., Class B Shares*....................      19,570
      500 Amtran, Inc.*...................................................       7,050
    1,290 Mesa Air Group, Inc.*...........................................      12,358
    1,850 Mesaba Holdings, Inc.*..........................................      16,502
    2,215 Midwest Express Holdings, Inc.*.................................      41,908
                                                                           -----------
                                                                               243,952
                                                                           -----------

Apparel -- 0.5%
      410 Garan, Inc......................................................      17,999
    1,000 Guess?, Inc.*...................................................       9,090
    2,080 Gymboree Corp.*.................................................      27,976


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
----------------------------------------------------------------------------------------

 Shares                               Security                                Value
---------------------------------------------------------------------------------------

Apparel -- 0.5% (continued)
      920 K-Swiss Inc..................................................... $     32,264
   97,483 Kellwood Co.....................................................    2,357,139
    3,500 Nautica Enterprises, Inc.*......................................       47,355
    1,100 Oxford Industries, Inc..........................................       27,830
    3,399 Phillips-Van Heusen Corp........................................       49,252
      200 Quiksilver, Inc.*...............................................        3,692
    3,800 Russell Corp....................................................       58,406
    6,750 Stride Rite Corp................................................       52,313
    8,359 Unifi, Inc.*....................................................       60,854
    6,360 Wolverine World Wide, Inc.......................................       98,453
                                                                           ------------
                                                                              2,842,623
                                                                           ------------

Auto Manufacturers -- 0.0%
    2,410 Oshkosh Truck Corp..............................................      126,766
    3,772 Wabash National Corp............................................       41,454
                                                                           ------------
                                                                                168,220
                                                                           ------------

Auto Parts and Equipment -- 1.0%
    1,680 American Axle & Manufacturing Holdings, Inc.*...................       44,856
   97,331 ArvinMeritor, Inc.+.............................................    2,743,761
    1,770 Bandag, Inc.....................................................       64,694
   44,546 BorgWarner, Inc.................................................    2,679,442
   16,510 Collins & Aikman Corp.*.........................................      139,510
    9,670 Cooper Tire & Rubber Co.........................................      184,890
    2,400 Dura Automotive Systems, Inc.*..................................       30,000
   12,500 Federal-Mogul Corp.*+...........................................       12,250
    4,240 Modine Manufacturing Co.........................................      114,438
    1,200 Standard Motor Products, Inc....................................       16,272
    1,815 Superior Industries International, Inc..........................       81,675
    6,588 Tower Automotive, Inc.*.........................................       75,762
                                                                           ------------
                                                                              6,187,550
                                                                           ------------

Banks -- 3.0%
    1,290 Alabama National BanCorp........................................       42,570
    3,989 AMCORE Financial, Inc...........................................       89,753
    2,196 Area Bancshares Corp............................................       44,557
      692 Arrow Financial Corp............................................       19,813
      730 BancFirst Corp..................................................       26,846
    1,080 BancFirst Ohio Corp.............................................       26,784
  148,841 BancorpSouth, Inc.++............................................    2,753,559
    1,930 Bank of Granite Corp............................................       38,214
    1,700 Banner Corp.....................................................       33,150
    9,432 Bay View Capital Corp.*.........................................       61,497
    1,829 BOK Financial Corp.*............................................       58,363
    1,504 BSB Bancorp, Inc................................................       39,916
    1,035 Capital City Bank Group, Inc....................................       25,316
      880 Cathay Bancorp, Inc.............................................       57,421
      410 CCBT Financial Cos. Inc.........................................       10,517
      958 Centennial Bancorp..............................................        7,492
    3,633 Chemical Financial Corp.........................................      105,539
    2,396 Chittenden Corp.................................................       65,770
    7,071 Citizens Banking Corp., Michigan++..............................      224,858
      140 City Bank Lynnwood, Washington..................................        3,318


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
-----------------------------------------------------------------------------------

 Shares                            Security                              Value
----------------------------------------------------------------------------------

Banks -- 3.0% (continued)
    2,830 City Holding Co.*.......................................... $     44,573
   17,870 The Colonial BancGroup, Inc.++.............................      255,005
    2,200 Columbia Banking System, Inc.*.............................       26,400
    1,890 Community Bank System, Inc.................................       54,583
      900 Community Banks, Inc.......................................       22,635
    5,040 Community First Bankshares, Inc............................      127,310
    1,500 Community Trust Bancorp, Inc...............................       35,475
    1,365 Corus Bankshares, Inc......................................       65,998
    1,200 CPB Inc....................................................       39,240
      852 CVB Financial Corp.........................................       15,251
      990 East West Bancorp, Inc.....................................       28,661
    1,717 F&M Bancorp/Frederick Maryland.............................       48,454
    6,418 F.N.B. Corp. of Pennsylvania...............................      186,250
    1,050 Farmers Capital Bank Corp..................................       37,275
      650 Financial Institutions, Inc................................       17,596
      950 First Bancorp of North Carolina............................       19,551
    1,640 First Bancorp of Puerto Rico...............................       45,756
      160 First Banks America, Inc...................................        5,336
    5,010 First Charter Corp.........................................       87,575
      885 First Citizens BancShares, Inc., Class A Shares............       88,500
    9,304 First Commonwealth Financial Corp..........................      114,439
      990 First Community Bancshares, Inc............................       26,077
    5,822 First Financial Bancorp....................................       91,813
    1,713 First Financial Bankshares, Inc............................       55,673
    1,068 First Financial Corp. of Indiana...........................       46,800
    1,847 First Merchants Corp.......................................       42,610
    6,776 First Midwest Bancorp, Inc. of Illinois....................      194,132
    1,720 First Republic Bank*.......................................       46,526
    2,026 First Source Corp..........................................       43,255
    1,220 Frontier Financial Corp....................................       31,049
    1,200 GBC Bancorp of California..................................       39,288
    1,390 German American Bancorp....................................       22,310
    1,800 Glacier Bancorp, Inc.......................................       35,874
    5,150 Gold Banc Corp.............................................       37,441
      280 Great Southern Bancorp, Inc................................        8,386
    3,597 Greater Bay Bancorp........................................      114,564
    1,251 Hancock Holding Co.........................................       62,302
    2,494 Harleysville National Corp.................................       56,739
  182,800 Hudson United Bancorp......................................    5,611,960
      800 IBERIABANK Corp............................................       26,968
    1,090 Independent Bank Corp. of Massachusetts....................       30,139
    1,780 Independent Bank Corp. of Michigan.........................       41,332
    2,843 Integra Bank Corp..........................................       56,462
    2,347 International Bancshares Corp..............................      101,719
    1,250 Irwin Financial Corp.......................................       20,500
    1,457 Lakeland Bancorp, Inc......................................       24,332
    2,980 Local Financial Corp.*.....................................       46,279
    2,200 MB Financial, Inc..........................................       67,210
    3,645 Mid-State Bancshares.......................................       60,398
    1,375 MidAmerica Bancorp.........................................       47,781
      440 Mississippi Valley Bancshares, Inc.........................       17,512
    2,290 National Penn Bancshares, Inc..............................       50,724
      500 NBC Capital Corp...........................................       15,050


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
-----------------------------------------------------------------------------------

 Shares                            Security                              Value
----------------------------------------------------------------------------------

Banks -- 3.0% (continued)
    3,792 NBT Bancorp Inc............................................ $     53,278
      880 Old Second Bancorp, Inc....................................       34,478
    1,210 Omega Financial Corp.......................................       37,752
      980 Oriental Financial Group Inc...............................       21,413
    1,980 Pacific Capital Bancorp....................................       59,103
    2,100 Pacific Northwest Bancorp..................................       49,560
      200 Park National Corp.........................................       19,414
      700 The Peoples Holding Co.....................................       25,200
      630 Prosperity Bancshares, Inc.................................       18,270
    4,163 Provident Bankshares Corp..................................      100,620
      810 R&G Financial Corp., Class B Shares........................       17,010
    7,662 Republic Bancorp Inc.......................................       95,009
    1,000 Republic Bancorp Inc. of Kentucky, Class A Shares..........       12,280
      800 Republic Bancshares, Inc.*.................................       11,440
    2,088 Riggs National Corp. of Washington D.C.....................       30,151
      689 Royal Bancshares of Pennsylvania, Inc......................       13,952
    3,076 S&T Bancorp, Inc...........................................       74,039
    1,360 Sandy Spring Bancorp, Inc..................................       42,486
    1,130 Santander Bancorp..........................................       21,888
      430 Seacoast Banking Corp. of Florida..........................       19,243
    1,300 Second Bancorp Inc.........................................       31,005
    6,450 Silicon Valley Bancshares*.................................      179,052
    1,080 Simmons First National Corp................................       35,370
    6,357 The South Financial Group, Inc.............................      122,372
    1,440 Southwest Bancorp. of Texas, Inc.*.........................       44,280
      757 Sterling Bancorp of New York...............................       22,596
    3,450 Sterling Bancshares, Inc. of Texas.........................       45,851
    1,400 Sterling Financial Corp. of Pennsylvania...................       32,984
  108,060 Susquehanna Bancshares, Inc................................    2,483,219
      292 Texas Regional Bancshares, Inc., Class A Shares............       11,528
      690 Tompkins Trust Co., Inc....................................       28,152
    2,700 The Trust Co. of New Jersey................................       63,450
   57,795 UMB Financial Corp.........................................    2,301,397
    1,880 Umpqua Holdings Corp.......................................       26,790
      850 UNB Corp. of Ohio..........................................       15,938
    3,890 United Bankshares, Inc.....................................      111,526
    1,863 United National Bancorp of New Jersey......................       41,321
    2,061 USB Holding Co., Inc.......................................       29,988
    4,100 W. Holding Co., Inc........................................       67,855
    2,881 Wesbanco, Inc..............................................       59,061
    2,400 West Coast Bancorp. of Oregon, Inc.........................       33,600
    2,680 WestAmerica Bancorp........................................      110,228
    4,131 Whitney Holding Corp.......................................      192,422
      830 Wintrust Financial Corp....................................       27,033
                                                                      ------------
                                                                        19,147,925
                                                                      ------------

Beverages -- 0.4%
      640 Boston Beer Co.*...........................................        8,416
      145 Farmer Brothers Co.........................................       41,847
   64,012 Robert Mondavi Corp., Class A Shares*......................    2,400,450
                                                                      ------------
                                                                         2,450,713
                                                                      ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
-------------------------------------------------------------------------

 Shares                       Security                         Value
------------------------------------------------------------------------

Biotechnology -- 0.0%
    1,000 Aclara Biosciences Inc.*......................... $      3,600
      621 Bio-Rad Laboratories, Inc., Class A Shares*......       40,644
      842 Cambrex Corp.....................................       34,850
    5,300 Cell Genesys, Inc.*..............................       79,818
      410 Charles River Laboratories International, Inc.*..       12,161
    2,990 Eden Bioscience Corp.*...........................        5,532
      300 Exelixis, Inc.*..................................        3,390
    6,510 Genzyme Corp. - Genzyme Biosurgery Division*.....       40,688
      300 InterMune Inc.*+.................................       10,893
    4,100 Maxim Pharmaceuticals, Inc.*.....................       23,124
                                                            ------------
                                                                 254,700
                                                            ------------

Building Materials -- 2.2%
    3,810 Apogee Enterprises, Inc..........................       42,863
    5,246 Armstrong Holdings, Inc.*+.......................       16,420
   83,010 Butler Manufacturing Co..........................    2,073,590
    1,104 Centex Construction Products, Inc.*..............       35,880
    2,200 Dal-Tile International Inc.......................       54,560
    2,840 Elcor Corp.......................................       66,200
    1,518 Florida Rock Industries, Inc.....................       63,468
    1,700 Genlyte Group Inc.*..............................       51,255
    6,586 Lennox International Inc.........................       75,080
    1,250 LSI Industries Inc...............................       24,950
  151,900 Martin Marietta Materials, Inc...................    6,341,825
      500 Mestek, Inc.*....................................       11,450
    2,362 NCI Building Systems, Inc.*......................       49,909
    1,481 Nortek, Inc.*....................................       49,169
      140 Simpson Manufacturing Co., Inc.*.................        7,560
    3,297 Texas Industries, Inc............................      126,440
    3,280 U.S. Concrete, Inc.*.............................       20,566
  106,450 Universal Forest Products, Inc...................    2,421,738
    6,200 USG Corp.*+......................................       43,400
   64,030 York International Corp..........................    2,241,050
                                                            ------------
                                                              13,817,373
                                                            ------------

Chemicals -- 2.3%
    8,800 Airgas, Inc.*....................................      154,880
   99,798 Albemarle Corp...................................    2,366,211
    3,200 Arch Chemicals, Inc..............................       74,528
    1,625 ChemFirst Inc....................................       40,219
   17,447 Crompton Corp....................................      173,423
    6,160 Cytec Industries Inc.*...........................      167,244
    2,911 Ferro Corp.*.....................................       77,898
    1,630 Georgia Gulf Corp................................       39,136
    4,528 H.B. Fuller Co...................................      120,807
   16,850 IMC Global Inc...................................      224,105
    1,840 International Specialty Products Inc.*...........       15,953
    3,040 MacDermid, Inc...................................       63,080
   10,200 Millennium Chemicals Inc.........................      139,230
    2,998 Minerals Technologies Inc........................      152,718
    1,032 NL Industries, Inc...............................       15,253
    1,700 Octel Corp.*.....................................       30,515
  148,940 Olin Corp........................................    2,515,597


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
--------------------------------------------------------------------------------

 Shares                           Security                            Value
-------------------------------------------------------------------------------

Chemicals -- 2.3% (continued)
    5,900 Omnova Solutions Inc.*.................................. $     41,005
   11,849 PolyOne Corp............................................      118,490
    1,040 Quaker Chemical Corp....................................       23,608
   14,180 RPM, Inc................................................      236,806
    4,415 Schulman, Inc., Class A Shares..........................       80,706
    1,870 Spartech Corp...........................................       40,018
      985 Stepan Co...............................................       24,487
2,147,100 Terra Industries Inc.*..................................    5,389,221
  168,467 Wellman, Inc............................................    2,459,618
                                                                   ------------
                                                                     14,784,756
                                                                   ------------

Commercial Services -- 4.4%
    1,875 Aaron Rents, Inc........................................       37,313
    1,598 ABM Industries Inc......................................       52,255
    4,529 Arbitron Inc.*..........................................      139,493
   78,800 Banta Corp..............................................    2,630,344
    1,380 Boron, LePore & Associates, Inc.*.......................       15,663
    5,484 Bowne & Co., Inc........................................       68,550
    1,710 CDI Corp.*..............................................       36,081
    2,400 Central Parking Corp.+..................................       51,840
   13,100 Century Business Services, Inc.*........................       42,575
   73,435 Chemed Corp.............................................    2,751,609
    1,610 Consolidated Graphics, Inc.*............................       29,978
      215 CorVel Corp.*...........................................        6,203
      990 CPI Corp................................................       15,345
    2,150 DiamondCluster International, Inc., Class A Shares*.....       23,586
    3,710 Dollar Thrifty Automotive Group, Inc.*..................       63,070
    2,500 Electro Rent Corp.*.....................................       33,625
   10,258 Encompass Services Corp.*...............................       22,875
    1,920 First Consulting Group, Inc.*...........................       17,395
  105,100 Forrester Research, Inc.*...............................    2,046,297
    1,070 Gartner, Inc., Class A Shares*..........................       12,637
      300 Heidrick & Struggles International, Inc.*...............        4,761
    2,000 Insurance Auto Auctions, Inc.*..........................       30,400
    5,000 Integrated Electrical Services, Inc.*...................       21,750
    5,550 Interactive Data Corp.*.................................       90,188
   89,280 Kelly Services, Inc., Class A Shares....................    2,256,106
      400 Kendle International Inc.*..............................        5,800
    4,241 Kforce Inc.*............................................       18,448
    2,300 Kroll Inc.*.............................................       40,595
    5,900 Labor Ready, Inc.*......................................       28,615
  179,100 Landauer, Inc...........................................    6,662,520
    4,780 Mail-Well, Inc.*........................................       25,143
    2,230 Midas, Inc.*............................................       23,527
   11,560 MPS Group, Inc.*........................................       76,180
    5,940 Navigant Consulting, Inc.*..............................       32,017
    1,140 NCO Group, Inc.*........................................       28,534
      630 New Horizons Worldwide, Inc.*...........................        7,875
    3,940 PAREXEL International Corp.*............................       60,046
    3,710 PRG-Schultz International, Inc.*........................       37,174
  195,500 Quanta Services, Inc.*..................................    3,014,610
    3,750 Rent-Way, Inc.*.........................................       20,625
  745,574 Spherion Corp.*.........................................    6,933,838


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


        Small Capitalization Value Equity Investments
        ----------------------------------------------------------------

         Shares                   Security                    Value
        ---------------------------------------------------------------

        Commercial Services -- 4.4% (continued)
           14,700 Stewart Enterprises, Inc.*.............. $     81,144
            1,870 Sylvan Learning Systems, Inc.*..........       48,059
            3,400 Trico Marine Services, Inc.*............       23,494
            1,400 Volt Information Sciences, Inc.*........       24,430
            1,115 Wackenhut Corp.*........................       36,617
              780 Watson Wyatt & Co. Holdings*............       18,915
            1,030 Wireless Facilities, Inc.*..............        3,863
                                                           ------------
                                                             27,752,008
                                                           ------------

        Computers -- 1.2%
            1,600 CACI International Inc., Class A Shares*       54,320
            8,290 CIBER, Inc.*............................       71,460
              950 Covansys Corp.*.........................        7,762
           87,500 Diebold, Inc............................    3,193,750
            7,160 Electronics for Imaging, Inc.*..........      138,904
            4,100 Hutchinson Technology Inc.*.............       87,125
            5,071 Imation Corp.*..........................      119,067
            1,260 InFocus Corp.*..........................       21,874
              896 Intergraph Corp.*.......................       13,359
            5,000 Iomega Corp.*...........................       43,850
            1,250 Maxwell Technologies, Inc.*.............       11,000
            1,300 MCSi, Inc.*.............................       13,260
            1,770 MICROS Systems, Inc.*...................       39,878
           23,670 MTS Systems Corp........................      247,352
              920 Numerical Technologies, Inc.*...........       12,291
            1,090 Pomeroy Computer Resources, Inc.*.......       15,304
            3,440 Rainbow Technologies, Inc.*.............       25,972
          868,700 Scitex Corp. Ltd.*......................    2,910,145
            2,200 SCM Microsystems, Inc.*.................       24,222
           31,500 Silicon Graphics, Inc.*.................      109,935
           15,500 SONICblue Inc.*.........................       48,205
            3,230 Sykes Enterprises, Inc.*................       26,809
              730 Synplicity, Inc.*.......................        6,154
            3,040 Systems & Computer Technology Corp.*....       38,942
           12,000 Western Digital Corp.*+.................       69,720
            4,080 Xanser Corp.*...........................       10,037
                                                           ------------
                                                              7,360,697
                                                           ------------

        Cosmetics/Personal Care -- 0.0%
            1,200 Revlon, Inc., Class A Shares*+..........        6,036
                                                           ------------

        Distribution/Wholesale -- 1.4%
            2,740 Aviall, Inc.*...........................       18,906
            2,590 Bell Microproducts Inc.*................       28,464
            6,900 Brightpoint, Inc.*......................        5,796
            2,070 Building Materials Holding Corp.*.......       31,878
            2,750 Daisytek International Corp.*...........       40,123
            3,915 Handleman Co.*..........................       40,716
           78,980 Hughes Supply, Inc......................    2,500,507
          119,706 Owens & Minor, Inc......................    2,274,414
          102,890 United Stationers Inc.*.................    4,038,433
            2,950 Watsco, Inc.............................       44,103
                                                           ------------
                                                              9,023,340
                                                           ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


         Small Capitalization Value Equity Investments
         --------------------------------------------------------------

          Shares                 Security                    Value
         -------------------------------------------------------------

         Electric -- 3.4%
             7,294 Avista Corp.++....................... $     106,492
             2,010 Central Vermont Public Service Corp..        33,467
            52,620 CH Energy Group, Inc.................     2,426,834
           174,184 Cleco Corp...........................     3,762,374
            90,000 Conectiv Co.+++......................     2,222,100
             8,650 DQE, Inc.+...........................       177,325
             7,982 El Paso Electric Co.*................       114,622
             2,905 The Empire District Electric Co......        59,640
            60,785 Hawaiian Electric Industries, Inc....     2,604,029
             2,489 Madison Gas and Electric Co..........        66,158
           158,000 Massey Energy Co.....................     2,234,120
             9,640 NewPower Holdings, Inc.*.............         8,001
           101,000 OGE Energy Corp.+....................     2,214,930
             2,614 Otter Tail Corp......................        73,375
            85,094 PNM Resources Inc....................     2,292,432
            60,360 RGS Energy Group Inc.*...............     2,381,806
            15,843 Sierra Pacific Resources+............       255,864
             1,989 UIL Holdings Corp....................       109,335
             4,920 Unisource Energy Corp................        87,281
             4,802 WPS Resources Corp...................       186,942
                                                         -------------
                                                            21,417,127
                                                         -------------

         Electrical Component and Equipment -- 3.3%
             2,210 Active Power, Inc.*..................         8,796
            69,500 AMETEK, Inc..........................     2,399,140
             3,070 Artesyn Technologies, Inc.*..........        26,187
           217,708 Belden Inc...........................     4,600,170
               260 C&D Technologies, Inc................         5,174
             1,930 Encore Wire Corp.*...................        23,739
             3,944 General Cable Corp...................        46,539
               522 Intermagnetics General Corp.*........        12,230
            93,593 Littelfuse, Inc. *...................     2,217,218
             3,000 MagneTek, Inc.*......................        32,100
             2,720 Proton Energy Systems, Inc.*.........        16,646
           143,870 Rayovac Corp.*.......................     1,956,632
             4,110 SLI, Inc.*...........................         9,535
           899,598 UCAR International Inc.*.............     9,688,670
             1,180 Wilson Greatbatch Technologies, Inc.*        30,491
                                                         -------------
                                                            21,073,267
                                                         -------------

         Electronics -- 0.4%
               820 Analogic Corp........................        32,882
             1,610 Benchmark Electronics, Inc.*.........        42,504
               800 Brady Corp., Class A Shares..........        29,600
             4,517 Checkpoint Systems, Inc.*............        63,238
             3,760 Coherent, Inc.*+.....................       106,709
               850 CTS Corp.............................        11,815
               799 Cubic Corp...........................        43,841
               830 Dionex Corp.*........................        19,920
             3,730 Fisher Scientific International Inc.*       108,170
             5,308 Methode Electronics, Inc.............        48,037
             2,400 NU Horizons Electronics Corp.*.......        20,976
             2,518 Park Electrochemical Corp............        63,580
             5,150 Paxar Corp.*.........................        84,203
             4,554 Pioneer-Standard Electronics, Inc....        54,511


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
---------------------------------------------------------------------------------------

 Shares                            Security                               Value
--------------------------------------------------------------------------------------

Electronics -- 0.4% (continued)
    1,590 Recoton Corp.*.............................................  $      7,568
      680 SBS Technologies, Inc.*....................................         9,608
    2,350 Stoneridge, Inc.*..........................................        20,210
      870 Technitrol, Inc............................................        18,949
    9,040 Thomas & Betts Corp.*+.....................................       172,664
   89,300 Trimble Navigation Ltd.*...................................     1,160,900
    2,406 Watts Industries, Inc., Class A Shares.....................        38,135
    1,300 Woodhead Industries, Inc...................................        19,955
                                                                      -------------
                                                                          2,177,975
                                                                      -------------

Energy - Alternate Sources -- 0.0%
    3,440 Covanta Energy Corp.*......................................         2,202
    1,820 H Power Corp.*.............................................         4,259
    1,120 Millennium Cell Inc.*......................................         3,987
                                                                      -------------
                                                                             10,448
                                                                      -------------

Engineering and Construction -- 0.1%
    5,130 Dycom Industries, Inc.*....................................        77,720
    1,760 EMCOR Group, Inc.*.........................................        92,910
    3,063 Granite Construction Inc...................................        65,946
    1,640 Perini Corp.*..............................................        10,152
    2,150 URS Corp.*.................................................        67,295
                                                                      -------------
                                                                            314,023
                                                                      -------------

Entertainment -- 0.1%
    1,660 Alliance Gaming Corp.*.....................................        53,684
      770 Argosy Gaming Co.*.........................................        26,527
    2,050 Championship Auto Racing Teams, Inc.*......................        29,848
      410 Churchill Downs Inc........................................        17,400
    2,400 Dover Downs Entertainment, Inc.............................        37,248
    3,303 Gaylord Entertainment Co.*.................................        76,993
    3,000 Isle of Capri Casinos, Inc.*...............................        50,400
      790 Liberty Livewire Corp., Class A Shares*....................         4,582
    1,670 Magna Entertainment Corp., Class A Shares*.................        14,663
    3,109 Pinnacle Entertainment, Inc.*..............................        20,364
      600 Speedway Motorsports, Inc.*................................        14,430
      700 Steinway Musical Instruments, Inc.*........................        13,965
    1,360 Vail Resorts, Inc.*........................................        24,902
    3,600 Zomax Inc.*................................................        24,804
                                                                      -------------
                                                                            409,810
                                                                      -------------

Environmental Control -- 0.6%
    4,926 Calgon Carbon Corp.........................................        35,516
    2,650 Casella Waste Systems, Inc., Class A Shares*...............        33,258
   93,570 Catalytica Energy Systems, Inc.............................       327,495
  111,786 Ionics, Inc.*..............................................     3,589,448
    1,339 Mine Safety Appliances Co..................................        49,945
                                                                      -------------
                                                                          4,035,662
                                                                      -------------

Financial Services - Diversified -- 1.7%
    3,183 Advanta Corp., Class A Shares..............................        30,398
      220 Affiliated Managers Group, Inc.*+..........................        14,659
      810 BKF Capital Group, Inc.*...................................        22,437


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
-----------------------------------------------------------------------------------

 Shares                            Security                              Value
----------------------------------------------------------------------------------

Financial Services - Diversified -- 1.7% (continued)
    5,580 Charter Municipal Mortgage Acceptance Co................... $     87,773
    2,250 Credit Acceptance Corp.*...................................       22,365
  471,175 DVI, Inc...................................................    7,948,722
    1,290 Financial Federal Corp.*...................................       38,120
    3,850 Friedman, Billings, Ramsey Group, Inc.*....................       25,025
    3,600 Jefferies Group, Inc.......................................      156,132
    5,170 Raymond James Financial, Inc...............................      164,406
  110,170 SWS Group, Inc.+...........................................    2,120,773
    1,914 Westcorp...................................................       31,677
    1,914 Westcorp rights, expires 3/4/02............................          134
                                                                      ------------
                                                                        10,662,621
                                                                      ------------

Food -- 4.1%
      430 American Italian Pasta Co., Class A Shares*................       19,363
      100 Arden Group, Inc.*.........................................        6,235
    3,890 Aurora Foods Inc.*.........................................       16,338
   83,450 Corn Products International, Inc...........................    2,566,088
    6,384 Dean Foods Co.*+...........................................      457,541
    1,780 Del Monte Foods Co.*.......................................       14,952
    6,570 Dole Food Co., Inc.........................................      194,012
      780 Dreyer's Grand Ice Cream, Inc..............................       34,094
  100,964 Fleming Cos., Inc.+........................................    1,645,713
    4,100 Flowers Foods, Inc.*.......................................      101,516
  141,000 Fresh Del Monte Produce Inc................................    2,460,450
    3,022 Great Atlantic & Pacific Tea Co., Inc.*....................       81,896
      880 Hain Celestial Group, Inc.*................................       18,084
    1,689 Ingles Markets, Inc........................................       19,424
    2,500 International Multifoods Corp.*............................       52,625
    4,600 Interstate Bakeries Corp...................................      116,058
      920 J & J Snack Foods Corp.*...................................       34,049
    2,120 J. M. Smucker Co...........................................       74,073
    3,800 Lance, Inc.................................................       54,910
  277,860 Nash-Finch Co..............................................    7,952,353
    3,830 Pathmark Stores, Inc.*.....................................       91,001
    2,627 Pilgrims Pride Corp., Class B Shares.......................       32,575
    4,720 Ralcorp Holdings, Inc.*....................................      123,664
   35,882 Riviana Foods Inc..........................................      755,675
  254,421 Ruddick Corp...............................................    3,849,390
      660 Sanderson Farms, Inc.......................................       16,889
       83 Seaboard Corp..............................................       23,240
  119,030 Sensient Technologies Corp.................................    2,534,149
    3,490 Spartan Stores, Inc.*......................................       21,917
  272,030 Wild Oats Markets, Inc.*...................................    2,189,842
                                                                      ------------
                                                                        25,558,116
                                                                      ------------

Forest Products and Paper -- 2.1%
    3,500 Buckeye Technologies Inc.*.................................       41,125
    3,775 Caraustar Industries, Inc..................................       32,918
    1,484 Deltic Timber Corp.*.......................................       42,220
    1,811 Glatfelter.................................................       31,240
    8,042 Longview Fibre Co..........................................       84,039
   16,100 Louisiana-Pacific Corp.....................................      162,449
  234,700 Pope & Talbot, Inc.........................................    3,520,500


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


        Small Capitalization Value Equity Investments
        -----------------------------------------------------------------

         Shares                   Security                     Value
        ----------------------------------------------------------------

        Forest Products and Paper -- 2.1% (continued)
            4,560 Potlatch Corp............................ $    135,022
            4,200 Rayonier Inc.............................      212,436
            1,805 Rock-Tenn Co., Class A Shares............       35,161
          383,119 Schweitzer-Mauduit International, Inc....    8,715,957
            7,508 Wausau-Mosinee Paper Corp................       85,516
                                                            ------------
                                                              13,098,583
                                                            ------------

        Gas -- 3.3%
            8,568 AGL Resources Inc.++.....................      190,638
          112,781 Atmos Energy Corp........................    2,515,016
            1,600 Cascade Natural Gas Corp.................       30,928
          107,086 Energen Corp.............................    2,413,718
            3,013 The Laclede Group, Inc...................       69,751
            2,803 New Jersey Resources Corp................      127,789
           97,936 Northwest Natural Gas Co.................    2,579,634
            4,209 NorthWestern Corp........................       92,808
          108,783 NUI Corp.................................    2,470,462
            8,230 ONEOK, Inc...............................      150,115
           68,200 Peoples Energy Corp......................    2,533,630
            4,718 Piedmont Natural Gas Co..................      151,023
            3,239 SEMCO Energy, Inc.+......................       24,357
            1,880 South Jersey Industries, Inc.............       57,246
            5,306 Southern Union Co.*......................       92,537
            4,667 Southwest Gas Corp.......................      108,601
           86,659 UGI Corp.................................    2,504,445
           98,500 Vectren Corp.............................    2,462,500
           87,754 WGL Holdings, Inc........................    2,343,032
                                                            ------------
                                                              20,918,230
                                                            ------------

        Hand/Machine Tools -- 1.1%
            3,006 Baldor Electric Co.......................       63,878
            4,780 Kennametal Inc...........................      184,699
            3,192 Lincoln Electric Holdings, Inc...........       82,896
          125,842 Milacron Inc.............................    1,599,452
          102,000 Regal-Beloit Corp........................    2,274,600
           81,500 Snap-on Inc..............................    2,807,675
                                                            ------------
                                                               7,013,200
                                                            ------------

        Healthcare -- 2.6%
              900 American Medical Systems Holdings, Inc.*+       18,756
              340 AmeriPath, Inc.*.........................        9,207
           58,916 Arrow International, Inc.................    2,694,229
           15,342 Beverly Enterprises, Inc.*...............       89,904
            3,768 CONMED Corp.*............................       77,658
           48,190 Cooper Cos., Inc.++......................    2,278,905
            1,940 Covance Inc.*............................       34,435
           10,200 Coventry Health Care, Inc.*..............      235,212
              238 Datascope Corp...........................        6,945
           75,150 DENTSPLY International Inc...............    2,492,726
            7,100 Edwards Lifesciences Corp.*..............      202,563
                0 Five Star Quality Care, Inc.*............            3
              430 IGEN International, Inc.*+...............       18,051
           73,496 Invacare Corp............................    2,465,056


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
-----------------------------------------------------------------------------------

 Shares                            Security                              Value
----------------------------------------------------------------------------------

Healthcare -- 2.6% (continued)
    1,070 Mid Atlantic Medical Services, Inc.*....................... $     28,473
      200 Ocular Sciences, Inc.*.....................................        5,260
    4,290 PacifiCare Health Systems, Inc.*...........................       63,278
    3,270 Pediatrix Medical Group, Inc.*.............................      126,386
   11,354 PSS World Medical, Inc.*...................................      101,618
    3,630 Sierra Health Services, Inc.*..............................       39,567
    3,810 Sola International Inc.*...................................       42,901
      600 SonoSite, Inc.*............................................       11,880
      300 Specialty Laboratories, Inc.*..............................        6,945
    1,800 STERIS Corp.*..............................................       36,936
    2,090 Sunrise Assisted Living, Inc.*+............................       48,760
    6,000 Sybron Dental Specialties, Inc.*...........................      113,940
   14,649 U.S. Oncology, Inc.*.......................................      118,657
   54,760 Vital Signs, Inc...........................................    1,816,937
    1,488 West Pharmaceutical Services, Inc..........................       43,078
   98,310 Zoll Medical Corp.*........................................    3,421,188
                                                                      ------------
                                                                        16,649,454
                                                                      ------------

Holding Companies - Diversified -- 0.0%
    2,630 Resource America, Inc., Class A Shares.....................       24,301
      764 Walter Industries, Inc.....................................        8,855
                                                                      ------------
                                                                            33,156
                                                                      ------------

Home Builders -- 0.5%
    1,340 Beazer Homes USA, Inc.*+...................................      121,337
  153,094 Champion Enterprises, Inc.*................................    1,351,820
    2,283 Coachmen Industries, Inc...................................       40,866
    1,120 Crossmann Communities, Inc.................................       52,338
    1,494 D.R. Horton, Inc...........................................       59,630
    5,600 Fleetwood Enterprises, Inc.................................       55,888
    2,090 Hovnanian Enterprises, Inc., Class A Shares*...............       54,967
    6,468 KB HOME....................................................      282,328
    2,754 M.D.C. Holdings, Inc.......................................      120,873
      880 M/I Schottenstein Homes, Inc...............................       51,462
      160 Meritage Corp.*............................................       10,034
    2,600 Monaco Coach Corp.*........................................       72,280
    1,997 Palm Harbor Homes, Inc.*...................................       41,538
    2,049 Ryland Group, Inc..........................................      183,037
    1,100 Skyline Corp...............................................       32,285
    4,143 Standard Pacific Corp......................................      118,407
    3,463 Toll Brothers, Inc.*.......................................      169,826
    1,642 Winnebago Industries, Inc..................................       78,061
                                                                      ------------
                                                                         2,896,977
                                                                      ------------

Home Furnishings -- 0.5%
    2,950 Applica Inc.*..............................................       18,880
    1,680 Bassett Furniture Industries, Inc..........................       28,896
    1,606 Bush Industries Inc., Class A Shares.......................       18,630
    4,625 Fedders Corp...............................................       13,135
    7,900 Furniture Brands International, Inc.*......................      301,385
    4,056 Harman International Industries, Inc.......................      189,821
  143,466 Kimball International, Class B Shares......................    2,255,286
    7,691 La-Z-Boy Inc...............................................      206,888


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
---------------------------------------------------------------------------------------

 Shares                            Security                               Value
--------------------------------------------------------------------------------------

Home Furnishings -- 0.5% (continued)
    1,120 Salton, Inc.*+.............................................  $     22,624
      370 Stanley Furniture Co., Inc.*...............................        10,212
                                                                      -------------
                                                                          3,065,757
                                                                      -------------

Household Products/Wares -- 3.0%
    9,800 American Greetings Corp., Class A Shares+++................       134,946
    4,210 Blyth, Inc.................................................        89,968
    2,630 Church & Dwight Co., Inc...................................        81,267
      575 CSS Industries, Inc.*......................................        16,963
    7,200 Dial Corp..................................................       120,960
  254,000 Ennis Business Forms, Inc..................................     2,694,940
    3,053 John H. Harland Co.........................................        81,881
    1,700 New England Business Service, Inc..........................        38,930
   12,318 Pennzoil-Quaker State Co...................................       173,684
    4,181 Playtex Products, Inc......................................        40,765
   75,396 Russ Berrie and Co., Inc.*.................................     2,367,434
    1,410 The Scotts Co., Class A Shares*............................        66,284
    2,017 Standard Register Co.......................................        49,618
  119,432 Tupperware Corp............................................     2,410,138
  561,370 Wallace Computer Services, Inc.............................    10,486,392
                                                                      -------------
                                                                         18,854,170
                                                                      -------------

Housewares -- 0.2%
  200,000 Enesco Group, Inc.*........................................     1,244,000
    1,141 Libbey Inc.................................................        38,109
      805 National Presto Industries, Inc............................        22,138
    2,290 Oneida Ltd.................................................        29,885
    1,979 The Toro Co.*..............................................       112,209
                                                                      -------------
                                                                          1,446,341
                                                                      -------------

Insurance -- 6.5%
    6,000 Alfa Corp..................................................       163,200
    1,660 American Physicians Capital, Inc.*.........................        29,531
   68,500 AmerUs Group Co............................................     2,341,330
    3,546 Argonaut Group, Inc........................................        71,097
      920 Baldwin & Lyons, Inc., Class B Shares......................        19,550
  152,676 CNA Surety Corp............................................     2,183,267
    3,845 The Commerce Group, Inc....................................       142,996
    4,250 Crawford & Co..............................................        51,638
   62,278 Delphi Financial Group, Inc., Class A Shares...............     2,316,119
    1,673 FBL Financial Group, Inc., Class A Shares..................        30,030
   10,565 First American Corp.+......................................       209,081
    9,440 Fremont General Corp.......................................        49,843
      950 Great American Financial Resources, Inc....................        16,141
    4,540 Harleysville Group Inc.....................................       115,634
   46,000 HCC Insurance Holdings, Inc.*..............................     1,296,280
    6,300 Horace Mann Educators Corp.................................       142,002
  309,700 IPC Holdings, Ltd.*........................................     9,634,767
    1,048 Kansas City Life Insurance Co..............................        37,938
    2,970 LandAmerica Financial Group, Inc...........................        89,011
   44,700 Markel Corp.*..............................................     8,895,300
  190,150 Mercury General Corp.......................................     8,214,480
      500 Midland Co.................................................        20,875


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
------------------------------------------------------------------------

 Shares                       Security                        Value
-----------------------------------------------------------------------

Insurance -- 6.5% (continued)
      289 National Western Life Insurance, Class A Shares* $     30,237
      400 NYMAGIC, Inc....................................        7,972
    8,640 Ohio Casualty Corp.*............................      161,914
    1,620 Philadelphia Consolidated Holding Corp.*........       66,614
    1,900 PICO Holdings, Inc.*............................       24,073
    2,680 PMA Capital Corp., Class A Shares...............       54,672
  108,481 Presidential Life Corp..........................    2,248,811
    3,608 ProAssurance Corp.*.............................       58,630
    1,032 RLI Corp........................................       51,084
    1,524 SCPIE Holdings Inc..............................       28,148
    4,124 Selective Insurance Group, Inc..................       94,811
    4,640 StanCorp Financial Group, Inc...................      249,864
    2,098 State Auto Financial Corp.......................       31,638
    1,800 Stewart Information Services Corp.*.............       30,600
  176,200 Trenwick Group Ltd..............................    1,444,840
    5,900 UICI*...........................................       82,895
    1,000 United Fire & Casualty Co.......................       30,150
    5,700 Universal American Financial Corp.*.............       35,910
    5,600 Vesta Insurance Group, Inc......................       29,904
    3,235 W. R. Berkley Corp..............................      176,308
    1,315 Zenith National Insurance Corp..................       38,530
                                                           ------------
                                                             41,047,715
                                                           ------------

Internet -- 0.3%
      530 Agile Software Corp.*...........................        5,327
    5,000 Akamai Technologies, Inc.*......................       15,550
    1,700 America Online Latin America, Inc.*+............        4,590
    3,720 Answerthink Inc.*...............................       18,228
    1,160 AsiaInfo Holdings, Inc.*........................       12,876
    1,900 FreeMarkets, Inc.*+.............................       36,936
    2,230 Global Sports, Inc.*............................       35,569
    6,500 iBasis, Inc.*...................................        6,045
    1,890 I-many, Inc.*...................................       10,924
    8,100 IndyMac Bancorp, Inc.*..........................      199,098
    6,650 Inktomi Corp.*..................................       29,061
    4,200 Interland, Inc.*................................        7,686
  901,600 Internap Network Services Corp.*................      910,616
   40,800 Internet Capital Group, Inc.*...................       31,416
    4,100 ITXC Corp.*.....................................       21,730
    1,970 Keynote Systems, Inc.*..........................       17,218
    6,780 Liberate Technologies, Inc.*....................       50,240
    1,530 Net.B@nk, Inc.*.................................       21,145
    2,300 Net2Phone, Inc.*................................       12,213
    1,240 NetRatings, Inc.*...............................       14,322
    7,800 NextCard, Inc.*+................................          390
    1,900 PC-Tel, Inc.*...................................       15,276
      900 Priceline.com Inc.*.............................        3,600
    1,350 ProQuest Co.*...................................       48,600
    1,490 QRS Corp.*......................................       15,004
      990 Register.com, Inc.*.............................        8,732
    4,490 S1 Corp.*.......................................       67,664
   17,700 Safeguard Scientifics, Inc.*....................       49,914
    2,800 Selectica, Inc.*................................       11,088


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


      Small Capitalization Value Equity Investments
      --------------------------------------------------------------------

       Shares                     Security                      Value
      -------------------------------------------------------------------

      Internet -- 0.3% (continued)
          3,300 SonicWALL, Inc.*+........................... $     42,702
          5,700 Stamps.com Inc.*............................       22,344
          2,140 WatchGuard Technologies, Inc.*..............       11,064
          1,040 WebEx Communications, Inc.*+................       11,877
            740 Websense, Inc.*.............................       16,583
          1,940 ZixIt Corp.*+...............................        7,663
                                                             ------------
                                                                1,793,291
                                                             ------------

      Investment Companies -- 0.0%
          4,850 American Capital Strategies, Ltd............      138,807
          1,450 Medallion Financial Corp....................       12,891
                                                             ------------
                                                                  151,698
                                                             ------------

      Iron/Steel -- 1.1%
         48,000 Bethlehem Steel Corp.*+.....................       18,720
          3,130 Carpenter Technology Corp...................       75,245
          1,456 Cleveland-Cliffs Inc........................       24,359
            860 Gibraltar Steel Corp........................       14,568
          4,500 Oregon Steel Mills, Inc.*...................       26,325
          3,835 Reliance Steel & Aluminum Co................       99,710
          1,730 Roanoke Electric Steel Corp.................       20,258
        620,533 Ryerson Tull, Inc...........................    6,645,908
          2,700 Steel Dynamics, Inc.*.......................       36,693
                                                             ------------
                                                                6,961,786
                                                             ------------

      Leisure Time -- 1.3%
          1,260 Ambassadors International, Inc.*............       25,830
        453,743 Arctic Cat Inc..............................    8,099,313
          1,740 Bally Total Fitness Holding Corp.*..........       29,493
          3,130 K2 Inc.*....................................       20,032
          1,900 Navigant International, Inc.*...............       26,600
          2,900 Pegasus Solutions Inc.*.....................       46,574
          1,292 Polaris Industries Inc......................       72,119
          2,470 ResortQuest International, Inc.*............       15,734
            903 Thor Industries, Inc........................       45,737
            990 WMS Industries Inc.*........................       16,800
                                                             ------------
                                                                8,398,232
                                                             ------------

      Lodging -- 0.1%
          5,411 Aztar Corp.*................................      124,182
          4,622 Boca Resorts, Inc., Class A Shares*.........       58,006
          4,931 Boyd Gaming Corp.*..........................       54,734
            650 Choice Hotels International, Inc.*..........       13,585
          2,200 Crestline Capital Corp.*....................       67,980
          2,618 The Marcus Corp.............................       40,579
          7,172 Prime Hospitality Corp.*....................       83,984
          1,701 Station Casinos, Inc.*......................       22,770
         56,222 Wyndham International, Inc., Class A Shares*       39,355
                                                             ------------
                                                                  505,175
                                                             ------------

      Machinery - Construction and Mining -- 0.0%
          2,060 Astec Industries, Inc.*.....................       31,909
          6,736 JLG Industries, Inc.........................       94,843


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


       Small Capitalization Value Equity Investments
       ------------------------------------------------------------------

        Shares                    Security                     Value
       -----------------------------------------------------------------

       Machinery - Construction and Mining -- 0.0% (continued)
           5,337 Terex Corp.*.............................. $    108,768
                                                            ------------
                                                                 235,520
                                                            ------------

       Machinery - Diversified -- 1.2%
           7,330 AGCO Corp.+...............................      164,632
           2,105 Albany International Corp., Class A Shares       56,667
           2,654 Applied Industrial Technologies, Inc......       50,373
           2,520 Briggs & Stratton Corp....................      118,818
             990 Brooks Automation, Inc.+..................       43,332
           2,378 Flowserve Corp............................       66,536
           2,300 Gardner Denver Inc.*......................       45,563
           3,220 Gerber Scientific, Inc.*..................       27,692
             950 Gorman-Rupp Co............................       25,555
           4,049 IDEX Corp.................................      144,954
           1,800 Kadant Inc.*..............................       23,400
             200 Lindsay Manufacturing Co..................        4,300
           1,579 Manitowoc Co., Inc.+......................       57,142
           1,069 Nacco Industries, Inc., Class A Shares....       60,153
           2,154 Nordson Corp..............................       58,653
           1,358 Robbins & Myers, Inc......................       33,678
           1,490 Sauer-Danfoss, Inc........................       14,453
         118,091 Stewart & Stevenson Service, Inc..........    1,833,953
             830 SureBeam Corp., Class A Shares*+..........        5,188
          46,470 Tecumseh Products Co., Class A Shares.....    2,332,794
             150 Tennant Co................................        5,288
           2,160 Thomas Industries Inc.....................       57,067
           6,690 UNOVA, Inc.*..............................       38,334
         164,997 Wabtec Corp...............................    2,324,808
             460 Zebra Technologies Corp.*.................       23,685
                                                            ------------
                                                               7,617,018
                                                            ------------

       Manufacturing  -- 3.1%
           1,714 A.O. Smith Corp...........................       39,336
          82,300 Actuant Corp., Class A Shares*............    3,251,673
         184,513 Acuity Brands, Inc.*......................    2,620,085
             590 Ameron International Corp.................       39,029
           3,992 AptarGroup, Inc...........................      138,123
           3,100 Armor Holdings, Inc.*.....................       71,362
         100,382 Barnes Group Inc..........................    2,328,862
           3,578 Carlisle Co...............................      134,175
          87,831 CLARCOR Inc...............................    2,469,808
             800 CUNO Inc..................................       27,904
           2,490 Donaldson Co., Inc........................       90,014
           1,475 ESCO Technologies Inc.*...................       56,316
           1,750 Foamex International Inc.*................       14,105
           1,779 General Electric Co.......................       68,492
           4,010 Griffon Corp.*............................       75,589
          71,225 Harsco Corp...............................    2,643,872
           3,360 Hexcel Corp.*.............................       10,147
          71,280 Lancaster Colony Corp.....................    2,384,316
           2,310 Lydall, Inc.*.............................       25,410
           2,377 Myers Industries, Inc.....................       29,831
           1,840 Osmonics, Inc.*...........................       24,656


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


   Small Capitalization Value Equity Investments
   -----------------------------------------------------------------------------

    Shares                       Security                          Value
   ----------------------------------------------------------------------------

   Manufacturing -- 3.1% (continued)
       8,436 Pittston Brink's Group...........................  $    195,968
         460 Roper Industries, Inc.+..........................        21,505
       1,330 SPS Technologies, Inc.*..........................        51,032
       1,631 Standex International Corp.*.....................        35,605
     220,895 Sturm, Ruger & Co., Inc.*........................     2,758,979
       2,490 Tredegar Corp....................................        46,314
       5,660 Trinity Industries, Inc..........................       124,124
      12,080 U.S. Industries, Inc.*...........................        26,576
                                                               -------------
                                                                  19,803,208
                                                               -------------

   Media -- 0.6%
       1,700 Crown Media Holdings, Inc., Class A Shares*......        19,805
       4,160 Cumulus Media, Inc., Class A Shares*.............        60,944
         500 Fisher Communications, Inc.......................        20,500
       1,570 Gray Communications Systems, Inc.................        21,666
     221,100 Hollinger International Inc.*+...................     2,644,356
       4,220 Journal Register Co.*............................        81,868
       2,558 Liberty Corp.*...................................       108,203
       1,300 LodgeNet Entertainment Corp.*....................        19,500
       2,006 Media General, Inc., Class A Shares..............       113,780
      28,450 Metromedia International Group, Inc.*............         9,673
         686 On Command Corp.*................................         2,181
       2,980 Pegasus Communications Corp.*....................        11,890
       1,400 Playboy Enterprises, Class B Shares*.............        22,918
       1,300 Pulitzer Inc.*...................................        66,287
       1,200 Regent Communications, Inc.*.....................         6,996
       1,720 Scholastic Corp.*................................        86,258
       3,750 Sinclair Broadcast Group, Inc., Class A Shares*..        43,163
       2,710 Spanish Broadcasting System, Inc.*...............        33,712
       1,830 TiVo Inc.*+......................................         9,608
         270 Value Line, Inc..................................        12,582
       1,040 World Wrestling Federation Entertainment, Inc.*..        14,092
       2,360 XM Satellite Radio Holdings, Inc., Class A
              Shares*+........................................        28,131
       1,190 Young Broadcasting Inc., Class A Shares*.........        29,012
                                                               -------------
                                                                   3,467,125
                                                               -------------

   Metal Fabricate/Hardware -- 0.9%
         890 A. M. Castle & Co................................         9,781
       1,500 CIRCOR International, Inc........................        27,900
      65,828 Commercial Metals Co.............................     2,399,431
       4,190 Kaydon Corp......................................       104,666
       1,420 Ladish Co., Inc.*................................        12,453
         878 Lawson Products, Inc.............................        24,566
       4,198 Mueller Industries, Inc.*........................       134,672
       3,000 NS Group, Inc.*..................................        25,710
       1,250 Penn Engineering & Manufacturing Corp............        20,813
         780 Pitt-Des Moines, Inc.*...........................        26,161
      83,700 Precision Castparts Corp.........................     2,699,325
       2,206 Quanex Corp......................................        65,739
       7,623 Timken Co........................................       136,833
       1,600 Valmont Industries, Inc..........................        27,504


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
-------------------------------------------------------------------------

 Shares                       Security                         Value
------------------------------------------------------------------------

Metal Fabricate/Hardware -- 0.9% (continued)
    1,517 Wolverine Tube, Inc.*............................ $     13,653
   10,401 Worthington Industries, Inc......................      152,999
                                                            ------------
                                                               5,882,206
                                                            ------------

Mining -- 0.5%
    3,504 AMCOL International Corp.........................       22,776
    2,921 Brush Engineered Materials Inc.*.................       31,985
      380 Century Aluminum Co..............................        4,233
  183,000 Goldcorp Inc.+...................................    3,001,200
    3,672 RTI International Metals, Inc.*..................       36,169
    2,080 Southern Peru Copper Corp........................       23,296
    2,780 Titanium Metals Corp.*...........................       10,369
   12,300 USEC Inc.........................................       84,624
                                                            ------------
                                                               3,214,652
                                                            ------------

Office and Business Equipment -- 0.1%
      380 Global Imaging Systems, Inc.*....................        5,917
   22,130 IKON Office Solutions, Inc.......................      296,542
                                                            ------------
                                                                 302,459
                                                            ------------

Office Furnishings -- 1.7%
  580,860 Compx International Inc..........................    7,551,180
  131,800 Herman Miller, Inc...............................    3,065,668
    6,890 Interface, Inc...................................       34,106
                                                            ------------
                                                              10,650,954
                                                            ------------

Oil and Gas Producers -- 4.3%
    2,600 3TEC Energy Corp.*...............................       39,260
      170 Atwood Oceanics, Inc.*...........................        6,792
  156,900 Berry Petroleum Co., Class A Shares..............    2,094,615
  119,600 Cabot Oil & Gas Corp., Class A Shares............    2,403,960
    1,130 Callon Petroleum Co.*............................        4,916
  335,900 Central Pacific Minerals NL*.....................      453,465
      430 Chiles Offshore, Inc.*...........................        8,235
    3,600 Comstock Resources, Inc.*........................       23,760
    6,640 EEX Corp.*.......................................       13,944
    1,210 Encore Acquisition Co.*..........................       15,791
    1,280 Energy Partners, Ltd.*...........................       10,560
  101,700 Forest Oil Corp.*................................    2,612,673
   79,300 Helmerich & Payne, Inc...........................    2,675,582
      280 Holly Corp.......................................        5,264
    2,890 KCS Energy, Inc.*+...............................        7,109
    2,900 McMoRan Exploration Co.*.........................        9,860
    2,168 Nuevo Energy Co.*................................       29,918
  211,400 Ocean Energy Inc.................................    3,858,050
  516,405 Parker Drilling Co.*.............................    2,174,065
   95,800 Patina Oil & Gas Corp............................    2,605,760
    1,190 Penn Virginia Corp...............................       42,971
      720 Prize Energy Corp.*..............................       16,913
    7,220 Range Resources Corp.*...........................       33,573
      314 Southwestern Energy Co.*.........................        3,517
  131,830 St. Mary Land & Exploration Co...................    2,860,711
    1,180 Swift Energy Co.*................................       21,287


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
---------------------------------------------------------------------

 Shares                     Security                       Value
--------------------------------------------------------------------

Oil and Gas Producers -- 4.3% (continued)
    5,692 Tesoro Petroleum Corp.*...................... $     66,596
  195,402 Vintage Petroleum, Inc.......................    2,051,721
    1,046 Westport Resources Corp.*....................       19,058
  163,500 XTO Energy, Inc..............................    3,080,340
                                                        ------------
                                                          27,250,266
                                                        ------------

Oil and Gas Services -- 2.7%
      920 Hydril Co.*..................................       19,348
1,160,287 Input/Output, Inc.*..........................    8,806,578
    1,000 Lufkin Industries, Inc.......................       22,100
    1,400 Newpark Resources, Inc.*.....................        9,296
    2,569 Oceaneering International, Inc.*.............       70,005
      610 Oil States International, Inc.*..............        5,673
      280 OSCA, Inc.*..................................        7,784
    2,762 SEACOR SMIT Inc.*............................      120,119
    2,800 Seitel, Inc.*................................       24,360
   97,800 Southern Pac Petro*..........................       51,834
1,014,050 Stolt Offshore S.A. ADR*.....................    7,138,912
   68,300 Veritas DGC Inc.*............................      943,223
    1,400 W-H Energy Services, Inc.*...................       31,458
                                                        ------------
                                                          17,250,690
                                                        ------------

Packaging and Containers -- 0.2%
    8,540 Ball Corp....................................      361,157
    2,262 Chesapeake Corp..............................       62,997
   19,400 Crown Cork & Seal Co., Inc.*+................      111,162
    2,058 Greif Brothers Corp., Class A Shares.........       68,429
    1,090 Ivex Packaging Corp.*........................       23,969
      200 Liqui-Box Corp...............................        9,770
   22,750 Owens-Illinois, Inc.*........................      333,970
    1,500 Silgan Holdings Inc.*........................       46,110
                                                        ------------
                                                           1,017,564
                                                        ------------

Pharmaceuticals -- 0.6%
    1,400 Alpharma, Inc., Class A Shares...............       28,574
    1,500 Cygnus, Inc.*................................        6,255
    2,370 Emisphere Technologies, Inc.*................       36,830
    2,200 Herbalife International, Inc., Class A Shares       30,470
    3,340 NBTY, Inc.*..................................       49,566
  157,900 Omnicare, Inc................................    3,339,585
    1,000 Pharmacyclics, Inc.*.........................        7,198
      370 Tanox, Inc.*.................................        5,099
                                                        ------------
                                                           3,503,577
                                                        ------------

Pipelines -- 0.4%
   97,000 National Fuel Gas Co.........................    2,371,650
    2,600 TransMontaigne Inc.*.........................       13,806
      273 Western Gas Resources, Inc...................        8,752
                                                        ------------
                                                           2,394,208
                                                        ------------

Real Estate -- 0.1%
      750 Avatar Holdings Inc.*........................       18,030
    3,462 Corrections Corp. of America*................       55,946


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
-----------------------------------------------------------------------------

   Shares                         Security                         Value
----------------------------------------------------------------------------

Real Estate -- 0.1% (continued)
        2,400 Forest City Enterprises, Inc., Class A Shares.... $     95,088
        2,888 Insignia Financial Group, Inc.*..................       29,169
        4,900 Jones Lang LaSalle Inc.*.........................       90,552
        3,587 LNR Property Corp................................      118,730
        3,380 Trammell Crow Co.*...............................       40,628
                                                                ------------
                                                                     448,143
                                                                ------------

Real Estate Investment Trusts -- 6.0%
        3,250 Acadia Realty Trust..............................       20,248
        1,560 Alexandria Real Estate Equities, Inc.............       64,506
        2,060 Amli Residential Properties Trust................       49,646
       12,420 Annaly Mortgage Management Inc...................      202,446
        6,030 Anthracite Capital, Inc..........................       67,174
        2,330 Associated Estates Realty Corp...................       23,114
        2,305 Bedford Property Investors, Inc..................       55,712
        2,819 Boykin Lodging Co................................       24,102
        3,800 Brandywine Realty Trust..........................       85,880
        7,113 BRE Properties, Class A Shares...................      213,390
        3,300 Burnham Pacific Properties, Inc.*................       12,276
        5,527 Camden Property Trust............................      198,972
      197,220 Capital Automotive REIT..........................    4,234,313
        1,530 Capstead Mortgage Corp...........................       26,087
       73,196 CBL & Associates Properties, Inc.................    2,506,963
        2,926 Centerpoint Properties Corp......................      149,080
        1,375 Chateau Communities, Inc.........................       39,669
          610 Chelsea Property Group, Inc......................       31,110
        2,330 Colonial Properties Trust........................       77,146
        5,279 Commercial Net Lease Realty......................       69,155
        7,660 Cornerstone Realty Income Trust, Inc.............       82,805
        1,220 Corporate Office Properties Trust................       14,884
        2,140 Crown American Realty Trust*.....................       18,597
        7,800 Developers Diversified Realty Corp...............      157,638
        2,402 EastGroup Properties, Inc........................       58,465
        2,200 Entertainment Properties Trust...................       45,210
        5,759 Equity Inns Inc..................................       43,135
        1,780 Essex Property Trust, Inc........................       84,372
        4,728 Federal Realty Investment Trust..................      118,956
        4,770 FelCor Lodging Trust Inc.........................       91,584
       79,169 First Industrial Realty Trust, Inc...............    2,537,366
        3,736 Gables Residential Trust.........................      111,856
        3,094 Glenborough Realty Trust Inc.....................       64,046
      392,770 Glimcher Realty Trust............................    6,822,415
        2,120 Great Lakes REIT, Inc............................       33,878
       65,800 Health Care Property Investors, Inc..............    2,487,240
        5,046 Health Care REIT, Inc............................      137,251
       91,840 Healthcare Realty Trust, Inc.....................    2,617,440
        8,419 Highwoods Properties, Inc........................      225,545
        2,912 Home Properties of New York, Inc.................       94,145
       19,940 HRPT Properties Trust............................      169,689
        3,921 Innkeepers USA Trust.............................       40,347
        3,200 Investors Real Estate Trust......................       31,264
        4,600 IRT Property Co..................................       50,370
        4,930 JDN Realty Corp..................................       60,442


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
---------------------------------------------------------------------------------

 Shares                           Security                             Value
--------------------------------------------------------------------------------

Real Estate Investment Trusts -- 6.0% (continued)
    1,590 JP Realty, Inc........................................... $     38,573
    1,270 Keystone Property Trust..................................       16,993
    4,016 Kilroy Realty Corp.......................................      104,617
    4,071 Koger Equity.............................................       70,754
    2,760 Kramont Realty Trust.....................................       34,914
   20,000 La Quinta Corp.*.........................................      132,000
    1,750 LaSalle Hotel Properties.................................       24,588
    3,070 Lexington Corp. Properties Trust.........................       47,094
    4,840 The Macerich Co..........................................      132,374
    6,090 MeriStar Hospitality Corp................................       98,597
    2,280 Mid-America Apartment Communities, Inc...................       58,482
    1,920 MID Atlantic Realty Trust................................       29,472
    1,510 Mission West Properties Inc..............................       18,271
    3,282 National Health Investors, Inc...........................       43,979
    7,252 Nationwide Health Properties, Inc........................      140,471
  122,300 New Plan Excel Realty Trust..............................    2,433,770
    3,730 Pan Pacific Retail Properties, Inc.......................      112,422
    1,210 Parkway Properties, Inc..................................       40,414
    1,190 Pennsylvania Real Estate Investment Trust................       27,489
    5,680 Post Properties, Inc.....................................      185,395
   95,522 Prentiss Properties Trust................................    2,684,168
    1,700 PS Business Parks, Inc...................................       56,831
    5,031 Realty Income Corp.......................................      155,458
    5,630 Reckson Associates Realty Corp...........................      131,123
    1,240 Redwood Trust, Inc.......................................       32,141
    3,578 Regency Centers Corp.....................................      101,257
    4,000 RFS Hotel Investors, Inc.................................       55,560
    1,560 Saul Centers, Inc........................................       34,008
    3,460 Senior Housing Properties Trust..........................       47,056
   80,179 Shurgard Storage Centers, Inc., Class A Shares...........    2,641,898
    3,990 SL Green Realty Corp.+...................................      127,361
    1,940 Sovran Self Storage, Inc.................................       56,085
    2,528 Storage USA, Inc.........................................      108,780
    3,874 Summit Properties, Inc...................................       84,918
    2,426 Sun Communities, Inc.....................................       93,474
      700 Tanger Factory Outlet Centers, Inc.......................       17,227
    4,590 Taubman Centers, Inc.....................................       70,457
    4,920 Thornburg Mortgage, Inc..................................       97,416
    3,290 U.S. Restaurant Properties, Inc..........................       41,158
  171,990 United Dominion Realty Trust, Inc........................    2,425,059
    1,720 Universal Health Realty Income Trust.....................       42,966
    4,360 Weingarten Realty Investors..............................      214,948
    2,260 Winston Hotels, Inc......................................       20,453
                                                                    ------------
                                                                      37,480,400
                                                                    ------------

Retail -- 9.6%
    1,540 7-Eleven, Inc.*..........................................        7,144
      800 AnnTaylor Stores Corp.*+.................................      130,024
    3,159 Applebee's International, Inc............................       61,336
    1,700 Big Lots, Inc.*..........................................    3,785,040
  300,400 Bob Evans Farms, Inc.....................................    2,228,300
   80,357 Borders Group, Inc.*.....................................    2,500,491
  116,900 Brown Shoe Co............................................    2,760,561


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


         Small Capitalization Value Equity Investments
         ---------------------------------------------------------------

          Shares                  Security                    Value
         --------------------------------------------------------------

         Retail -- 9.6% (continued)
               829 Buckle, Inc.*.......................... $     20,020
           159,570 Burlington Coat Factory Warehouse Corp.    2,408,629
           132,780 Casey's General Stores, Inc............       74,834
             6,200 Cash America International, Inc........       28,851
               270 Cato Corp..............................        5,405
             3,652 CBRL Group, Inc.+++....................    1,574,735
            51,311 Charming Shoppes, Inc.*................      122,231
            16,211 Circuit City Stores, Inc.*+............      155,092
             5,800 Claire's Stores, Inc...................    2,252,258
           118,790 Cole National Corp.....................    8,524,715
           534,130 CSK Auto Corp..........................       30,340
             3,700 Deb Shops, Inc.........................       12,965
               540 dELiA*s Corp., Class A Shares..........       36,693
             5,190 Dillard's, Inc.........................      196,096
             2,290 Dress Barn, Inc.*......................       65,357
             2,660 The Finish Line, Inc., Class A Shares*.       43,119
             9,756 Footstar, Inc.*........................       25,270
               909 Fred's, Inc............................       16,020
               512 Friedman's Inc., Class A Shares........       20,571
             2,080 Group 1 Automotive, Inc.*..............       28,523
               760 Hancock Fabrics, Inc...................       32,243
             1,890 Haverty Furniture Co., Inc.............       48,290
             2,450 Hollywood Entertainment Corp.*.........       67,876
             4,780 IHOP Corp.*............................       80,558
             2,582 Jack in the Box Inc.*..................       56,900
             2,000 Landry's Restaurants, Inc..............       63,668
             2,488 Lands' End, Inc.*......................       34,733
               710 Lithia Motors, Inc. Class A Shares*....       21,168
             1,080 Lone Star Steakhouse & Saloon, Inc.....       53,421
             2,709 Longs Drug Stores Corp.................      123,140
             4,700 Luby's, Inc.*..........................      973,432
               430 The Men's Wearhouse, Inc.*.............       10,561
           150,686 Michaels Stores, Inc.*.................      135,590
             4,550 Movado Group, Inc......................       26,864
             1,460 Movie Gallery, Inc.*...................       25,818
             1,950 Nu Skin Enterprises, Inc...............    3,107,000
           310,700 O'Charley's Inc.*......................       26,468
             1,300 OfficeMax, Inc.*.......................       69,328
            17,118 O'Reilly Automotive, Inc.*.............       45,279
             1,370 Papa John's International, Inc.*.......       13,473
             6,956 The Pep Boys -- Manny, Moe & Jack......       97,523
               520 PETsMART, Inc.*........................       88,834
             8,310 Pier 1 Imports, Inc....................      251,622
            12,600 PriceSmart, Inc.*......................       19,345
               530 RARE Hospitality International, Inc.*..    3,562,925
           132,500 Regis Corp.............................      101,520
             4,000 Ryan's Family Steak Houses, Inc.*......      108,627
             4,830 School Specialty, Inc.*................       43,151
             4,242 ShopKo Stores, Inc.*...................       59,812
           742,575 Smart & Final Inc.*....................    7,128,720
             3,070 Sonic Automotive, Inc.*................       80,680
             2,038 Spiegel, Inc., Class A Shares..........        5,095
           628,000 The Steak N Shake Co.*.................    9,030,640


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


           Small Capitalization Value Equity Investments
           -----------------------------------------------------------

            Shares                Security                  Value
           ----------------------------------------------------------

           Retail -- 9.6% (continued)
                 780 Stein Mart, Inc.*.................. $      7,153
               2,570 TBC Corp.*.........................       34,695
               3,900 Trans World Entertainment Corp.*...       28,392
                 300 Triarc Co., Inc.*..................        8,055
                 793 United Auto Group, Inc.*...........       17,018
             221,875 Urban Outfitters, Inc.*............    5,258,438
               3,410 Value City Dept Stores, Inc.*......       12,276
                 230 Wet Seal, Inc., Class A Shares*....        7,553
             131,000 World Fuel Services Corp...........    2,161,500
               5,103 Zale Corp.*........................      223,154
                                                         ------------
                                                           60,467,158
                                                         ------------

           Savings and Loans -- 2.8%
               3,360 American Financial Holdings, Inc...       89,813
               2,980 Anchor BanCorp Wisconsin, Inc......       57,067
              71,100 Astoria Financial Corp.............    2,119,491
               1,560 Bank Mutual Corp...................       26,520
               4,980 BankAtlantic Bancorp, Inc..........       56,921
               3,050 BankUnited Financial Corp.*........       46,513
               2,070 Brookline Bancorp, Inc.............       33,907
               4,000 Capitol Federal Financial..........       92,360
               2,400 CFS Bancorp, Inc...................       32,304
                 730 Coastal Bancorp, Inc...............       22,995
             101,150 Commercial Federal Corp............    2,528,750
               1,430 Commonwealth Bancorp, Inc..........       32,962
               1,710 Connecticut Bancshares, Inc........       45,999
               2,251 Dime Community Bancshares..........       65,954
               3,028 Downey Financial Corp..............      143,769
               1,500 Fidelity Bankshares, Inc...........       25,650
               1,000 First Essex Bancorp, Inc...........       27,990
               2,696 First Federal Capital Corp.........       43,271
               1,980 First Financial Holdings, Inc......       52,866
               1,975 First Indiana Corp.................       33,180
               1,530 First Niagara Financial Group, Inc.       27,923
               2,200 First Place Financial Corp.........       36,652
               4,207 First Sentinel Bancorp Inc.........       53,681
               2,650 FirstFed Financial Corp.*..........       69,960
                 950 Flagstar Bancorp, Inc..............       22,420
               1,600 Flushing Financial Corp............       27,040
               3,300 Harbor Florida Bancshares, Inc.....       64,350
               2,380 Hudson River Bancorp...............       53,550
               9,170 Independence Community Bank........      252,175
               2,809 MAF Bancorp, Inc...................       89,888
                 850 Medford Bancorp, Inc...............       21,055
               2,839 New York Community Bancorp, Inc....       83,296
               1,950 Northwest Bancorp, Inc.............       23,010
               1,298 OceanFirst Financial Corp..........       35,150
             366,400 Ocwen Financial Corp.*.............    2,491,520
                 910 PennFed Financial Services.........       22,222
               1,869 PFF Bancorp, Inc...................       54,294
                 900 Port Financial Corp................       28,962
                 530 Provident Bancorp, Inc.............       14,644
             110,080 Seacoast Financial Services Corp...    2,087,117


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


           Small Capitalization Value Equity Investments
           ----------------------------------------------------------

            Shares                Security                 Value
           ---------------------------------------------------------

           Savings and Loans -- 2.8% (continued)
               1,280 St. Francis Capital Corp.......... $     28,800
               8,800 Staten Island Bancorp, Inc........      163,240
                 400 Troy Financial Corp...............       10,888
               4,630 United Community Financial Corp...       34,262
              96,690 Washington Federal, Inc...........    2,508,139
               5,720 Waypoint Financial Corp...........       92,607
             101,600 Webster Financial Corp............    3,562,096
               1,300 WSFS Financial Corp...............       22,555
                                                        ------------
                                                          17,559,778
                                                        ------------

           Semiconductors -- 0.4%
                 790 Actel Corp.*......................       14,165
               4,120 Alliance Semiconductor Corp.*.....       44,043
                 900 ANADIGICS, Inc.*..................        8,523
                 370 Asyst Technologies, Inc.*.........        6,209
               1,200 Celeritek, Inc.*..................       10,740
                 300 Cohu, Inc.........................        6,912
               3,360 Credence Systems Corp.*+..........       52,685
               1,224 Electroglas, Inc.*................       18,874
               4,590 ESS Technology, Inc.*+............       95,656
                 760 Exar Corp.*.......................       13,938
               3,817 FSI International, Inc.*..........       36,720
               1,620 hi/fn, inc*.......................       16,864
               4,350 Integrated Silicon Solution, Inc.*       45,284
               3,170 Kulicke & Soffa Industries, Inc.*.       55,855
               6,430 MEMC Electronic Materials, Inc.*..       24,177
               1,430 Microtune, Inc.*+.................       16,316
                 450 Oak Technology, Inc.*.............        6,323
               2,870 Pericom Semiconductor Corp.*......       33,005
                 520 Photronics, Inc.*+................       15,023
                 540 PRI Automation, Inc.*.............       12,139
               2,760 Sipex Corp.*......................       26,330
               2,500 Standard Microsystems Corp.*......       41,500
               1,110 Supertex, Inc.*...................       23,732
               1,470 Three-Five Systems, Inc.*.........       19,125
                 640 Trikon Technologies, Inc.*........        8,672
             128,696 Ultratech Stepper, Inc.*..........    2,019,240
               2,730 Zoran Corp.*......................       98,580
                                                        ------------
                                                           2,770,630
                                                        ------------

           Software -- 1.3%
               4,200 Acclaim Entertainment, Inc.*......       16,128
                 440 American Management Systems, Inc.*        8,158
               3,110 Avid Technology, Inc.*............       41,394
               1,770 Borland Software Corp.*...........       24,302
                 400 Caminus Corp.*....................        7,800
                 443 CareCentric Inc.*.................          403
                 400 Embarcadero Technologies, Inc.*...        6,200
                 470 Filenet Corp.*....................        7,703
                 890 Global Payments Inc...............       27,207
               4,560 Hyperion Solutions Corp.*.........       98,314
                 600 IDX Systems Corp.*................        9,114
               5,500 Indus International, Inc.*........       29,425


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


    Small Capitalization Value Equity Investments
    -------------------------------------------------------------------------

     Shares                       Security                         Value
    ------------------------------------------------------------------------

    Software -- 1.3% (continued)
          970 Infogrames, Inc.*................................ $      6,615
        4,000 Information Resources, Inc.*.....................       34,960
        4,200 infoUSA Inc.*....................................       28,392
        2,770 Inter-Tel, Inc...................................       45,705
        3,490 J.D. Edwards & Co.*..............................       51,129
        2,800 JDA Software Group, Inc.*........................       74,060
          400 Midway Games Inc.*...............................        4,684
        1,400 MRO Software, Inc.*..............................       26,110
        2,310 NDCHealth Corp...................................       78,632
        2,680 NETIQ Corp.......................................       58,156
       55,147 Novell, Inc......................................      225,551
          800 OTG Software, Inc.*..............................        7,232
        2,950 Phoenix Technologies Ltd.*.......................       34,309
        4,600 Pinnacle Systems, Inc.*..........................       36,708
        2,200 Pumatech, Inc.*..................................        2,640
          670 Roxio, Inc.*.....................................       11,390
      733,400 Schawk, Inc......................................    7,025,972
        1,100 SPSS Inc.*.......................................       19,349
        2,660 Transaction Systems Architects, Inc.*............       26,467
          450 Witness Systems, Inc.*...........................        5,859
                                                                ------------
                                                                   8,080,068
                                                                ------------

    Telecommunications -- 0.2%
       14,930 Adaptec, Inc.*...................................      170,202
        3,080 ADTRAN, Inc.*+...................................       74,228
        5,560 Alamosa Holdings, Inc.*..........................       20,350
        1,700 Alaska Communications Systems Group*.............       13,583
        4,477 Allen Telecom Inc.*..............................       30,712
          600 Anaren Microwave, Inc............................        7,620
       10,060 Andrew Corp......................................      169,109
        4,168 Anixter International Inc.*+.....................      107,826
        6,090 Arris Group, Inc.*...............................       51,643
        7,770 Aspect Communications Corp.*.....................       24,476
        4,800 AT&T Latin America Corp., Class A Shares*........        3,168
        2,830 Audiovox Corp., Class A Shares*..................       18,706
          710 Boston Communications Group, Inc.................        6,113
        4,170 C-COR.net Corp.*.................................       59,423
        6,696 Cable Design Technologies Corp...................       77,674
          700 Centennial Communications Corp...................        3,185
          700 CommScope, Inc...................................       11,550
        3,400 Copper Mountain Networks, Inc.*..................        2,924
        2,900 CoSine Communications, Inc.*.....................        3,770
        3,550 Crossroads Systems, Inc.*........................       11,431
        2,360 CT Communications, Inc...........................       33,040
        3,320 Ditech Communications Corp.*.....................       14,210
        6,120 DMC Stratex Networks, Inc.*......................       27,418
        1,670 Dobson Communications Corp.*.....................        4,025
          887 General Communication, Class A Shares*...........        7,974
        1,690 Golden Telecom, Inc.*............................       20,703
        3,180 Harmonic, Inc.*..................................       33,835
        6,310 IDT Corp.*.......................................      103,800
        1,960 Ixia*............................................       15,484
        3,900 Lightpath Technologies, Inc.*....................        6,123


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


    Small Capitalization Value Equity Investments
    -------------------------------------------------------------------------

     Shares                       Security                         Value
    ------------------------------------------------------------------------

    Telecommunications -- 0.2% (continued)
          960 MasTec, Inc.*.................................... $      5,530
        8,300 Network Plus Corp.*..............................        1,868
        3,080 NMS Communications Corp.*........................       10,780
        1,800 North Pittsburgh Systems, Inc....................       25,830
        2,260 NTELOS Inc.*.....................................        9,379
          800 Peco II, Inc.*...................................        4,200
        7,300 RCN Corp.*+......................................        9,563
        7,170 Remec, Inc. *....................................       56,069
        6,860 Spectrasite Holdings, Inc.*+.....................        8,781
        1,870 Spectrian Corp.*.................................       22,945
        1,800 Sunrise Telecom, Inc.*...........................        4,932
        9,500 Terayon Communication Systems, Inc.*.............       56,145
       12,180 Touch America Holdings, Inc.*....................       39,585
        2,400 Turnstone Systems, Inc.*.........................       10,944
        3,500 UbiquiTel Inc.*..................................        5,355
        2,100 Universal Access Global Holdings Inc.*...........        4,998
        2,620 US Unwired Inc. Class A Shares*..................       12,419
        3,400 Western Multiplex Corp.*.........................        7,547
        1,060 WJ Communications, Inc.*.........................        3,180
                                                                ------------
                                                                   1,434,355
                                                                ------------

    Textiles -- 0.0%
        3,200 G&K Services, Inc., Class A Shares...............      113,600
        2,053 National Service Industries, Inc.................       15,808
        2,010 Quaker Fabric Corp.*.............................       22,512
        1,240 UniFirst Corp....................................       27,764
        2,000 WestPoint Stevens Inc.*+.........................        3,420
                                                                ------------
                                                                     183,104
                                                                ------------

    Toys and Hobbies -- 0.0%
        1,060 Action Performance Co.*..........................       43,089
        2,910 Jakks Pacific, Inc.*.............................       54,708
                                                                ------------
                                                                      97,797
                                                                ------------

    Transportation -- 3.0%
        7,400 Airborne, Inc.++.................................      133,792
       96,210 Alexander & Baldwin, Inc.++......................    2,382,160
        3,350 Arkansas Best Corp.*.............................       89,847
        2,020 Atlas Air Worldwide Holdings, Inc.*..............       18,220
        2,820 Consolidated Freightways Corp.*..................       13,310
      507,750 Covenant Transport, Inc., Class A Shares*........    7,626,405
        3,400 Florida East Coast Industries, Inc...............       82,892
        1,710 Heartland Express, Inc.*.........................       38,526
        2,500 J.B. Hunt Transport Services, Inc.*..............       58,675
        9,060 Kansas City Southern Industries, Inc.*...........      129,920
        2,865 Kirby Corp.*.....................................       87,239
        1,688 Offshore Logistics, Inc.*........................       27,987
        4,484 Overseas Shipholding Group, Inc..................       90,936
        1,758 Roadway Corp.....................................       65,749
      162,700 Sea Containers Ltd., Class A Shares..............    2,245,239
        3,491 Swift Transportation Co., Inc.*..................       75,720
       81,100 Teekay Shipping Corp.+...........................    3,000,700
       74,083 USFreightways Corp...............................    2,666,968
        4,336 Werner Enterprises, Inc.+........................      102,676


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Value Equity Investments
------------------------------------------------------------------------------------

  Shares                            Security                              Value
-----------------------------------------------------------------------------------

Transportation -- 3.0% (continued)
     3,922 Yellow Corp.*.............................................. $     90,990
                                                                       ------------
                                                                         19,027,951
                                                                       ------------

Trucking and Leasing -- 0.1%
     2,209 AMERCO*....................................................       38,105
     1,898 Interpool, Inc.............................................       33,405
     8,190 Ryder System, Inc..........................................      230,139
                                                                       ------------
                                                                            301,649
                                                                       ------------

Water -- 0.0%
     1,550 American States Water Co...................................       54,173
     2,178 California Water Service Group.............................       53,862
     5,939 Philadelphia Suburban Corp.................................      137,904
       350 SJW Corp...................................................       27,878
                                                                       ------------
                                                                            273,817
                                                                       ------------
           TOTAL COMMON STOCK
           (Cost -- $545,026,422).....................................  598,384,001
                                                                       ------------

   Face
  Amount
-----------
SHORT-TERM INVESTMENTS -- 5.1%
U.S. TREASURY OBLIGATIONS -- 0.1%
           U.S. Treasury Bills:
$  150,000  1.675% due 3/14/02........................................      149,913
   120,000  3.120% due 3/14/02........................................      119,927
                                                                       ------------
           TOTAL U.S. TREASURY OBLIGATIONS
           (Cost -- $269,840).........................................      269,840
                                                                       ------------
REPURCHASE AGREEMENT -- 5.0%
31,589,000 Morgan Stanley Dean Witter & Co., 1.830% due 3/1/02;
            Proceeds at maturity -- $31,590,606; (Fully collateralized by U.S. Treasury Notes and Bonds, 3.875% to 8.750% due
            8/31/02 to 5/15/20; Market
            value -- $32,236,683) (Cost -- $31,589,000)...............   31,589,000
                                                                       ------------
           TOTAL SHORT-TERM INVESTMENTS (Cost -- $31,858,840).........   31,858,840
                                                                       ------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $576,885,262**)................................... $630,242,841
                                                                       ============

--------
 * Non-income producing security.
 + All or a portion of this security is on loan (See Note 12).
 ++All or a portion of this security is segregated for futures contracts commitments.
** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


      Small Capitalization Growth Investments
      ---------------------------------------------------------------------

      Shares                     Security                        Value
      --------------------------------------------------------------------
      COMMON STOCK -- 92.5%

      Advertising -- 0.7%
        4,600 APAC Customer Services Inc..................... $     12,098
      177,500 Getty Images, Inc.+............................    4,558,200
          116 Grey Global Group Inc.*........................       70,760
        3,700 Key3Media Group, Inc...........................       16,835
        2,419 R.H. Donnelley Corp............................       69,643
        3,200 ValueVision International, Inc., Class A Shares       59,200
        3,300 Ventiv Health, Inc.............................        6,996
                                                              ------------
                                                                 4,793,732
                                                              ------------

      Aerospace and Defense -- 0.8%
        2,325 Alliant Techsystems Inc........................      218,341
        4,300 BE Aerospace, Inc..............................       32,852
       76,200 DRS Technologies, Inc..........................    3,048,000
        1,600 EDO Corp.*.....................................       42,480
        7,800 Engineered Support Systems, Inc.*..............      312,000
        1,700 Innovative Solutions and Support, Inc..........       13,294
        4,900 Teledyne Technologies Inc......................       80,115
        9,600 Titan Corp.....................................      172,800
          600 Triumph Group, Inc.............................       21,240
       49,400 United Defense Industries, Inc.................    1,353,560
       14,300 United Industrial Corp.*.......................      265,122
                                                              ------------
                                                                 5,559,804
                                                              ------------

      Agriculture -- 0.0%
        5,800 Cadiz, Inc.....................................       46,400
        3,200 Delta and Pine Land Co.*.......................       60,608
        1,200 Tejon Ranch Co.................................       31,560
          900 Universal Corp., VA*...........................       33,048
          743 Vector Group Ltd.*+............................       20,685
                                                              ------------
                                                                   192,301
                                                              ------------

      Airlines -- 1.3%
        6,900 AirIran Holdings, Inc..........................       45,609
      216,300 Atlantic Coast Airlines Holdings, Inc..........    5,913,642
        4,750 Frontier Airlines, Inc.........................      100,035
        3,200 Mesa Air Group, Inc............................       30,656
      109,100 SkyWest, Inc.*.................................    2,771,140
                                                              ------------
                                                                 8,861,082
                                                              ------------

      Apparel -- 0.1%
       27,900 Gymboree Corp..................................      375,255
          500 Nautica Enterprises, Inc.......................        6,765
        1,500 Oshkosh B'gosh, Inc., Class A Shares*..........       59,685
        3,493 Quiksilver, Inc................................       64,481
        2,700 Skechers U.S.A., Inc., Class A Shares..........       38,853
        1,600 Steven Madden, Ltd.............................       24,000
          100 Tropical Sportswear International Corp.........        2,109
        2,200 Vans, Inc......................................       30,360
                                                              ------------
                                                                   601,508
                                                              ------------

      Auto Manufacturers -- 0.0%
          150 Oshkosh Truck Corp.*...........................        7,890
                                                              ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


         Small Capitalization Growth Investments
         ------------------------------------------------------------------

         Shares                  Security                     Value
         -----------------------------------------------------------------

         Auto Parts and Equipment -- 0.0%
           1,500 Collins & Aikman Corp...................  $     12,675
           1,600 IMPCO Technologies, Inc.+...............        16,784
           4,000 Sports Resorts International, Inc.+.....        25,720
           1,200 Superior Industries International, Inc.*        54,000
                                                          -------------
                                                                109,179
                                                          -------------

         Banks -- 3.8%
           9,670 Arrow Financial Corp.*..................       276,862
           2,900 Boston Private Financial Holdings, Inc.*        66,381
             300 Cathay Bancorp, Inc.*...................        19,575
           1,000 CCBT Financial Cos. Inc.*...............        25,650
           2,307 Centennial Bancorp*.....................        18,041
           1,100 Central Coast Bancorp...................        22,836
           2,500 Chittenden Corp.*.......................        68,625
           1,600 City Bank Lynwood, Washington...........        37,920
             950 CoBiz Inc.*.............................        13,328
             500 Community Banks, Inc.*..................        12,575
             600 Community First Bankshares, Inc.*.......        15,156
           3,111 CVB Financial Corp.*....................        55,687
         122,810 EastWest Bancorp, Inc.*.................     3,555,349
             600 Financial Institutions, Inc.*...........        16,242
          17,224 First Bancorp of Puerto Rico*...........       480,550
           1,700 First Busey Corp.*......................        34,221
             220 First Community Bancshares, Inc.*.......         5,795
             750 First Midwest Bancorp Inc.*.............        21,487
           1,790 Frontier Financial Corp.*...............        45,555
             700 Glacier Bancorp, Inc.*..................        13,951
             800 Great Southern Bancorp, Inc.*...........        23,960
         159,328 Greater Bay Bancorp*....................     5,074,597
             500 Harleysville National Corp.*............        11,375
           7,300 Hudson United Bancorp*..................       224,110
          17,000 Independent Bank Corp. of Massachusetts*       394,740
          11,290 Independent Bank Corp. of Michigan*.....       312,169
             325 International Bancshares Corp.*.........        14,085
          15,765 Lakeland Bancorp, Inc.*.................       263,276
           1,400 Main Street Banks, Inc.*................        23,870
           1,000 Midwest Banc Holdings, Inc.*............        22,100
           4,910 Mississippi Valley Bancshares, Inc.*....       195,418
             529 National Penn Bancshares, Inc.*.........        11,717
             300 NBC Capital Corp.*......................         9,030
             566 Oriental Financial Group Inc.*..........        12,367
           2,354 Pacific Capital Bancorp*................        70,267
           1,630 Park National Corp.*....................       158,224
          21,400 Prosperity Bancshares, Inc.*............       620,600
          18,890 R & G Financial Corp., Class B Shares*..       396,690
             700 S & T Bancorp Inc.*.....................        16,849
             800 S.Y. Bancorp, Inc.*.....................        29,200
          14,200 Sandy Spring Bancorp, Inc.*.............       443,608
          75,900 Silicon Valley Bancshares...............     2,106,984
         114,232 Southwest Bancorp of Texas..............     3,512,634
             770 Sterling Bancorp of New York*...........        22,985
           2,325 Sterling Bancshares, Inc. of Texas*.....        30,899
             400 Sterling Financial Corp.................         9,424


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


  Small Capitalization Growth Investments
  --------------------------------------------------------------------------------

  Shares                         Security                            Value
  -------------------------------------------------------------------------------

  Banks -- 3.8% (continued)
    2,000 Suffolk Bancorp*......................................  $     56,060
   22,178 Texas Regional Bancshares, Class A Shares*............       875,587
      300 Tompkins Trustco, Inc.*...............................        12,240
   19,200 The Trust Co. of New Jersey*..........................       451,200
   11,190 Trustco Bank Corp. of New York*.......................       143,456
  175,700 UCBH Holdings, Inc.*..................................     5,849,053
      600 Umpqua Holdings Corp.*................................         8,550
      800 UNB Corp. of Ohio*....................................        15,000
    3,168 United Bankshares, Inc.*..............................        90,827
      565 United National Bancorp*..............................        12,532
    2,000 Washington Trust Bancorp, Inc.*.......................        38,060
    2,600 Westamerica Bancorporation*...........................       106,938
      400 Wintrust Financial Corp.*.............................        13,028
                                                                 -------------
                                                                    26,489,495
                                                                 -------------

  Beverages -- 0.0%
    1,000 The Boston Beer Co., Inc., Class A Shares.............        13,150
      200 Coca Cola Bottling Co.*...............................         8,850
      448 Robert Mondavi Co., Class A Shares....................        16,800
                                                                 -------------
                                                                        38,800
                                                                 -------------

  Biotechnology -- 2.9%
    3,290 Acacia Research Corp..................................        32,571
    5,600 Aclara Biosciences Inc................................        20,160
   12,000 Advanced Tissue Sciences, Inc.........................        44,160
   73,700 Affymetrix, Inc.......................................     1,813,020
    3,200 Aksys, Ltd............................................        20,672
    2,700 Alexion Pharmaceuticals, Inc..........................        57,807
    2,700 Aphton Corp...........................................        30,888
   70,600 Applied Molecular Evolution...........................       597,982
  107,500 Arena Pharmaceuticals, Inc............................     1,039,525
    3,800 ARIAD Pharmaceuticals, Inc............................        14,326
    3,000 ArQule Inc............................................        37,200
    8,900 AVANT Immunotherapeutics, Inc.........................        11,926
    3,400 Avigen, Inc...........................................        28,526
   11,800 Bio-Rad Laboratories, Inc., Class A Shares............       772,310
  201,411 Bio-Technology General Corp...........................     1,067,478
      600 BioSphere Medical Inc.................................         4,500
    2,700 Cambrex Corp.*........................................       111,753
   17,400 Charles River Laboratories International, Inc.........       516,084
    2,700 Ciphergen Biosystems, Inc.............................        15,606
    2,550 CryoLife, Inc.........................................        63,750
   22,600 CuraGen Corp..........................................       375,838
    5,200 Curis Inc.............................................        13,832
   12,700 CYTOGEN Corp..........................................        27,559
    4,900 deCODE Genetics, Inc..................................        28,665
    1,900 Deltagen, Inc.........................................        15,409
   14,000 Digene Corp...........................................       442,820
  105,500 Diversa Corp..........................................     1,129,905
    2,800 EntreMed Inc..........................................        21,560
    3,698 Enzo Biochem, Inc.....................................        67,231
      600 Exact Sciences Corp...................................         4,890


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


  Small Capitalization Growth Investments
  -----------------------------------------------------------------------------

  Shares                         Security                            Value
  ----------------------------------------------------------------------------

  Biotechnology -- 2.9% (continued)
  109,200 Exelixis, Inc......................................... $   1,233,960
    3,600 Genaissance Pharmaceuticals, Inc......................        11,268
  305,100 Gene Logic Inc........................................     4,933,467
   38,100 Genencor International Inc............................       388,620
    9,800 Genome Therapeutics Corp..............................        50,470
    3,700 Genzyme Transgenics Corp..............................        12,765
    3,600 Geron Corp............................................        26,964
      700 Harvard Bioscience, Inc...............................         5,628
    3,100 Illumina, Inc.........................................        21,266
    5,800 Immunomedics, Inc.....................................        96,338
   10,600 Incyte Genomics, Inc..................................       116,494
    1,850 Integra LifeSciences Holdings+........................        51,985
    4,300 InterMune Inc.+.......................................       156,133
   68,300 Invitrogen Corp.+.....................................     3,117,212
    2,500 Keryx Biopharmaceuticals, Inc.........................        11,900
    2,800 Kosan Biosciences, Inc................................        19,880
    1,100 Large Scale Biology Corp..............................         3,157
    5,100 Lexicon Genetics Inc..................................        42,381
    2,500 Martek Biosciences Corp...............................        67,200
    4,400 Maxygen Inc...........................................        54,780
    9,300 Myriad Genetics, Inc..................................       304,575
    2,800 Nanogen, Inc..........................................        11,592
    1,800 Neose Technologies, Inc...............................        56,160
    2,000 Northfield Laboratories Inc.+.........................        15,080
    2,400 Novavax, Inc..........................................        24,912
    7,000 Orchid Biosciences, Inc...............................        18,340
    5,488 Organogenesis Inc.....................................         6,037
    3,600 Paradigm Genetics, Inc................................         5,796
   17,900 Peregrine Pharmaceuticals Inc.........................        37,590
    8,500 PRAECIS Pharmaceuticals Inc...........................        38,250
    1,800 Regeneration Technologies, Inc........................         9,144
    4,200 Regeneron Pharmaceuticals, Inc........................        95,382
    2,200 Ribozyme Pharmaceuticals, Inc.........................         6,336
    1,300 Sangamo Biosciences, Inc..............................        11,180
      500 Seattle Genetics, Inc. of Washington..................         2,400
   77,800 Sequenom Inc..........................................       441,904
   24,800 Serologicals Corp.....................................       373,736
    5,100 Targeted Genetics Corp................................        10,506
    3,000 Telik, Inc............................................        30,450
    7,400 Texas Biotechnology Corp..............................        43,660
    1,300 Third Wave Technologies...............................         4,017
    2,000 Transgenomic, Inc.....................................        16,000
    4,600 Transkaryotic Therapies, Inc..........................       175,812
      900 V.I. Technologies, Inc................................         4,986
    3,400 Vical Inc.............................................        28,458
                                                                 -------------
                                                                    20,622,124
                                                                 -------------

  Building Materials -- 0.1%
      900 Apogee Enterprises, Inc.*.............................        10,125
    6,700 Dal-Tile International Inc............................       166,160
      218 Elcor Corp.*..........................................         5,082
    1,450 Florida Rock Industries, Inc.*........................        60,624
   12,800 Genlyte Group Inc.....................................       385,920


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


  Small Capitalization Growth Investments
  --------------------------------------------------------------------------------

  Shares                         Security                            Value
  -------------------------------------------------------------------------------

  Building Materials -- 0.1% (continued)
    1,050 LSI Industries Inc.*..................................  $     20,958
    1,069 Simpson Manufacturing Co., Inc........................        57,726
    1,100 Trex Co.+.............................................        24,200
                                                                 -------------
                                                                       730,795
                                                                 -------------

  Chemicals -- 0.1%
    1,250 Ferro Corp.*..........................................        33,450
    2,200 Georgia Gulf Corp.*...................................        52,822
      100 MacDermid, Inc.*......................................         2,075
      100 NL Industries Inc.*...................................         1,478
    4,260 Olin Corp.*...........................................        71,951
      300 Quaker Chemical Corp.*................................         6,810
   23,400 RPM, Inc.*............................................       390,780
      100 Spartech Corp.*.......................................         2,140
    4,200 Symyx Technologies Inc................................        70,140
                                                                 -------------
                                                                       631,646
                                                                 -------------

  Coal -- 0.5%
  188,200 Arch Coal, Inc.*......................................     3,415,830
                                                                 -------------

  Commercial Services -- 6.0%
    1,500 aaiPharma Inc.........................................        42,390
    1,370 ABM Industries, Inc.*.................................        44,799
    1,200 Actrade Financial Technologies, Ltd.+.................        16,968
    3,700 Administaff, Inc......................................        88,763
   77,300 Albany Molecular Research, Inc........................     2,145,075
    1,800 Bright Horizons Family Solutions, Inc.................        49,248
  144,500 Career Education Corp.................................     5,345,055
      350 Central Parking Corp.*+...............................         7,560
    1,800 Clark/Bardes, Inc.....................................        45,792
    3,300 Coinstar, Inc.........................................        98,340
   52,650 Corinthian Colleges, Inc..............................     2,412,423
   66,000 The Corporate Executive Board Co.+....................     2,079,660
      785 Corvel Corp...........................................        22,647
  137,500 Costar Group Inc......................................     2,480,500
      300 CPI Corp.*............................................         4,650
   71,700 Cross Country, Inc....................................     1,928,730
  104,200 DeVry, Inc............................................     3,373,996
    2,200 DiamondCluster International, Inc., Class A Shares....        24,134
    4,000 Edison Schools Inc....................................        48,760
   16,035 Education Management Corp.............................       634,665
   55,800 Exult Inc.+...........................................       611,568
    1,100 First Consulting Group, Inc...........................         9,966
    2,000 Forrester Research, Inc...............................        38,940
   24,150 FTI Consulting, Inc...................................       779,079
   11,200 Gartner Group, Inc., Class A Shares...................       132,272
    2,500 Heidrick & Struggles International, Inc...............        39,675
    8,700 Hooper Holmes Inc.*...................................        78,213
      600 ICT Group, Inc........................................         9,594
   35,100 ITT Educational Services, Inc.........................     1,546,155
   15,700 Kendle International Inc..............................       227,650
    5,600 Korn/Ferry International..............................        39,200
    1,300 Landauer, Inc.*.......................................        48,360


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Growth Investments
----------------------------------------------------------------------------------

Shares                          Security                              Value
---------------------------------------------------------------------------------

Commercial Services -- 6.0% (continued)
  2,000 Learning Tree International, Inc.........................  $     43,700
  1,900 The Management Network Group, Inc........................         9,139
  2,100 MAXIMUS, Inc.+...........................................        73,920
  1,100 McGrath Rent Corp.*......................................        32,296
  1,700 MedQuist Inc.............................................        49,368
 65,700 Memberworks Inc..........................................     1,051,857
  3,340 Modis Professional Services, Inc.........................        22,011
  1,000 National Processing, Inc.................................        26,300
 13,000 NCO Group, Inc...........................................       325,390
    800 New Horizons Worldwide, Inc..............................        10,000
  3,500 On Assignment, Inc.......................................        65,905
  1,200 PDI, Inc.................................................        18,132
 75,300 Pharmaceutical Product Development, Inc.+................     2,346,348
 50,200 Plexus Corp..............................................     1,079,802
 63,100 Prepaid Legal Services, Inc.+............................     1,580,655
  1,937 PRG-Schultz International, Inc...........................        19,409
217,800 Quintiles Transnational Corp.............................     3,617,658
  1,200 Rent-A-Center, Inc.......................................        51,408
    590 Rent-Way, Inc............................................         3,245
 80,700 Resources Connection, Inc................................     2,141,778
 27,600 Right Management Consultants, Inc........................       691,104
  2,462 Rollins Inc.*............................................        49,314
  3,400 Sotheby's Holding, Inc., Class A Shares..................        50,830
  2,200 SOURCECORP, Inc..........................................        52,140
  1,100 Startek Inc..............................................        23,485
    500 Strayer Education Inc.*..................................        23,990
 58,900 Sylvan Learning Systems, Inc.............................     1,513,730
194,000 Teletech Holdings Inc....................................     2,256,220
    400 Trico Marine Services, Inc...............................         2,764
 11,500 Wackenhut Corp., Class A Shares..........................       377,660
  1,200 Wackenhut Corrections Corp...............................        19,992
    700 Watson Wyatt & Co. Holdings..............................        16,975
  3,200 Wireless Facilities, Inc.................................        12,000
                                                                  -------------
                                                                     42,113,352
                                                                  -------------

Computers -- 3.1%
 20,400 3D Systems Corp..........................................       249,900
 30,700 Advanced Digital Information Corp........................       377,917
 27,400 Ansoft Corp..............................................       389,080
  5,275 Avant! Corp..............................................        92,049
 34,400 CACI International Inc., Class A Shares..................     1,167,880
  2,100 Carreker Corp............................................        15,288
119,900 Catapult Communications Corp.............................     2,250,523
  1,200 Cognizant Technology Solutions, Corp.....................        42,552
 38,800 Concurrent Computer Corp.................................       388,388
  2,600 Constellation 3D, Inc.+..................................         1,092
  2,800 Convansys Corp...........................................        22,876
139,000 Digimarc Corp............................................     2,111,410
  3,900 Echelon Corp.+...........................................        62,010
 26,200 Electronics for Imaging, Inc.............................       508,280
  3,400 Factset Research Systems Inc.*...........................       116,518
 43,400 FalconStor Software, Inc.+...............................       301,196


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Growth Investments
---------------------------------------------------------------------------------

Shares                           Security                              Value
--------------------------------------------------------------------------------

Computers -- 3.1% (continued)
  3,700 Handspring, Inc.+.......................................... $     16,909
 61,200 InFocus Corp...............................................    1,062,432
  1,500 Integral Systems, Inc......................................       28,515
  7,170 Intergraph Corp............................................      106,905
  5,100 Intervoice-Brite, Inc......................................       25,704
 55,460 Iomega Corp................................................      486,384
 21,787 Kronos Inc.................................................      975,404
  2,400 Manhattan Associates, Inc..................................       72,120
116,100 McDATA Corp., Class B Shares+..............................    1,857,600
  1,400 MCSi, Inc.,................................................       14,280
 17,100 Mercury Computer Systems, Inc..............................      548,226
  1,200 Micros Systems Inc.........................................       27,036
  2,600 NetScout Systems, Inc......................................       23,400
 24,300 Novadigm, Inc..............................................      199,989
  4,500 Nuance Communications Inc..................................       26,100
  2,400 Numerical Technologies, Inc................................       32,064
 84,800 NYFIX, Inc.................................................    1,003,184
    300 PEC Solutions, Inc.........................................        6,873
 41,400 Perot Systems Corp., Class A Shares+.......................      697,590
 53,700 Pomeroy Computer Resources Inc.............................      753,948
  2,100 Radiant Systems Inc........................................       18,480
  2,750 Radisys Corp...............................................       47,905
 19,900 Read-Rite Corp.............................................       56,317
209,000 Silicon Storage Technology, Inc............................    1,860,100
    600 Simplex Solutions, Inc.....................................        4,674
 87,300 Sykes Enterprises, Inc.....................................      724,590
 27,400 Synplicity, Inc............................................      230,982
    900 Syntel, Inc................................................       11,835
 68,660 Systems & Computer Technology Corp.........................      879,535
 12,920 TALX Corp.*................................................      287,857
 27,300 Virage Logic Corp..........................................      399,672
  9,200 Wave Systems Corp., Class A Shares+........................       16,100
225,900 Western Digital Corp.......................................    1,312,479
  8,900 Xybernaut Corp.............................................       17,444
                                                                    ------------
                                                                      21,929,592
                                                                    ------------

Cosmetics/Personal Care -- 0.0%
  1,400 Elizabeth Arden, Inc.......................................       10,360
                                                                    ------------

Distribution/Wholesale -- 0.2%
 16,200 Advanced Marketing Services, Inc.*.........................      369,360
  2,774 Brightpoint, Inc...........................................        2,330
  3,800 Owens & Minor, Inc.*.......................................       72,200
 13,600 Scansource Inc.............................................      720,664
  3,100 SCP Pool Corp..............................................       92,225
    400 United Stationers Inc......................................       15,700
  3,700 Wesco International, Inc...................................       20,350
                                                                    ------------
                                                                       1,292,829
                                                                    ------------

Diversified Financial Services -- 0.3%
  8,400 Affiliated Managers Group+.................................      559,692
  2,100 CompuCredit Corp...........................................       11,151


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Growth Investments
-------------------------------------------------------------------------------------

Shares                           Security                               Value
------------------------------------------------------------------------------------

Diversified Financial Services -- 0.3% (continued)
  6,000 Doral Financial Corp.*.....................................  $    206,040
  1,400 Federal Agricultural Mortgage Corp., Class C Shares........        61,236
    400 Financial Federal Corp.....................................        11,820
    900 Gabelli Asset Management Inc., Class A Shares..............        34,650
  1,200 MicroFinancial Inc.*.......................................         8,400
 66,800 New Century Financial Corp.*...............................     1,058,780
    700 Raymond James Financial Corp.*.............................        22,260
    600 Student Loan Corp.*........................................        54,324
  1,800 WFS Financial Inc..........................................        34,074
  1,800 WFS Financial Inc. - Rights................................           288
 31,400 World Acceptance Corp......................................       216,660
                                                                    -------------
                                                                        2,279,375
                                                                    -------------

Electric -- 0.0%
    200 Madison Gas and Electric Co.*..............................         5,316
    600 NewPower Holdings, Inc.....................................           498
  1,500 Otter Tail Power Co.*......................................        42,105
                                                                    -------------
                                                                           47,919
                                                                    -------------

Electrical Component and Equipment -- 1.3%
  3,100 Active Power, Inc..........................................        12,338
  2,900 Advanced Energy Industries, Inc............................        72,790
  2,700 American Superconductor Corp...............................        19,170
  5,300 Ametek Inc.*...............................................       182,956
  1,974 Artesyn Technologies Inc...................................        16,838
  3,499 Beacon Power Corp..........................................         2,345
    300 Belden Inc.*...............................................         6,339
  3,740 C & D Technology Inc.*.....................................        74,426
  2,200 Energy Conversion Devices, Inc.............................        41,690
 30,960 General Cable Corp.*.......................................       365,328
  1,890 Intermagnetics General Corp................................        44,283
  1,970 Littelfuse, Inc............................................        46,669
  1,700 Medis Technologies Ltd.+...................................        14,705
 36,700 Powell Industries, Inc.....................................       753,451
203,800 Power-One, Inc.............................................     1,432,714
  3,200 Proton Energy Systems, Inc.................................        19,584
  3,330 Rayovac Corp...............................................        45,288
  1,400 Research Frontiers Inc.+...................................        22,400
  2,000 Satcon Technology Corp.....................................         7,500
  1,200 UCAR International Inc.....................................        12,924
  2,800 Universal Display Corp.....................................        24,220
  6,000 Valence Technology Inc.....................................        17,100
  3,800 Vicor Corp.................................................        46,550
228,900 Wilson Greatbatch Technologies, Inc........................     5,914,776
                                                                    -------------
                                                                        9,196,384
                                                                    -------------

Electronics -- 3.1%
    200 Analogic Corp.*............................................         8,020
 19,500 BEI Technologies, Inc.*....................................       314,340
  1,500 Bel Fuse, Inc., Class B Shares*............................        34,440
  1,590 Benchmark Electronics Inc..................................        41,976
  2,030 Brady Corp., Class A Shares*...............................        75,110


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


    Small Capitalization Growth Investments
    ---------------------------------------------------------------------------

    Shares                      Security                          Value
    --------------------------------------------------------------------------

    Electronics -- 3.1% (continued)
     18,300 Checkpoint Systems, Inc..........................  $    256,200
        600 Coherent, Inc.+..................................        17,028
      3,750 CTS Corp.*.......................................        52,125
     98,400 Cymer Inc.+......................................     3,604,392
      2,500 Daktronics, Inc..................................        16,000
      7,000 DDI Corp.........................................        66,780
      2,100 Dionex Corp......................................        50,400
     24,300 DSP Group, Inc...................................       489,402
        700 DuraSwitch Industries, Inc.......................         5,677
     45,500 Electro Scientific Industries, Inc...............     1,454,180
      1,600 Excel Technology, Inc............................        26,720
    110,800 FEI Co...........................................     3,174,420
     16,300 Fisher Scientific International Inc..............       472,700
      1,900 FLIR Systems, Inc................................       103,607
      5,600 Identix Inc......................................        47,712
      1,500 II-VI Inc........................................        21,105
     21,700 Itron, Inc.......................................       545,755
     37,200 Keithley Instruments, Inc.*......................       720,564
     36,600 LeCroy Corp......................................       633,180
      2,800 Manufacturers' Services Ltd......................        15,540
     38,200 Measurement Specialties, Inc.+...................       265,490
      1,500 Mechanical Technology, Inc.......................         4,365
      2,100 Merix Corp.......................................        34,125
      2,300 Molecular Devices Corp...........................        49,059
    211,200 Pemstar Inc......................................     1,943,040
     19,300 Photon Dynamics, Inc.............................       797,476
     16,700 Planar Systems Inc...............................       341,682
      2,600 Rogers Corp......................................        80,600
     45,400 SBS Technologies, Inc............................       641,502
      3,900 Technitrol, Inc.*................................        84,942
      3,900 Trimble Navigation Ltd...........................        50,700
     49,200 TTM Technologies, Inc............................       432,468
     75,000 Varian, Inc......................................     2,558,250
     10,500 Viasystems Group, Inc............................         3,885
        500 Woodhead Industries, Inc.*.......................         7,675
      7,700 Woodward Governor Co.*...........................       445,137
      2,300 X-Rite, Inc.*....................................        20,930
    163,300 Zygo Corp........................................     2,047,782
                                                              -------------
                                                                 22,056,481
                                                              -------------

    Energy - Alternate Sources -- 0.0%
      5,360 Covanta Energy Corp..............................         3,430
      5,600 FuelCell Energy, Inc.............................        85,456
      2,900 H Power Corp.....................................         6,786
      4,200 Headwaters Inc...................................        56,616
      1,700 Millennium Cell Inc..............................         6,052
      3,900 Syntroleum Corp..................................        22,932
                                                              -------------
                                                                    181,272
                                                              -------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


       Small Capitalization Growth Investments
       -------------------------------------------------------------------

       Shares                    Security                       Value
       ------------------------------------------------------------------

       Engineering and Construction -- 0.1%
        48,250 Dycom Industries Inc......................... $    730,987
         2,030 Granite Construction Inc.*...................       43,706
         3,700 Insituform Technologies, Inc., Class A Shares       91,390
                                                             ------------
                                                                  866,083
                                                             ------------

       Entertainment -- 0.7%
         3,300 AMC Entertainment Inc........................       37,917
           800 Anchor Gaming................................       25,872
         3,100 Argosy Gaming Co.............................      106,795
           200 Dover Downs Entertainment, Inc.*.............        3,104
        12,500 Gtech Holdings Corp.+........................      666,750
         1,700 Magna Entertainment Corp., Class A Shares....       14,926
         1,500 Penn National Gaming, Inc....................       53,475
         2,600 Scientific Games Corp., Class A Shares.......       24,544
       199,475 Shuffle Master, Inc..........................    3,720,209
         1,500 Speedway Motorsports, Inc....................       36,075
         1,275 Trendwest Resorts Inc........................       33,979
         1,600 Zomax Inc....................................       11,024
                                                             ------------
                                                                4,734,670
                                                             ------------

       Environmental Control -- 1.8%
         1,700 Catalytica Energy Systems, Inc...............        5,950
        81,500 Ionics, Inc..................................    2,616,965
        71,700 Stericycle Inc...............................    4,625,367
         7,721 Tetra Tech, Inc..............................      138,978
        38,700 TRC Cos., Inc................................    1,318,509
       126,100 Waste Connections Inc........................    3,946,930
                                                             ------------
                                                               12,652,699
                                                             ------------

       Food -- 0.8%
         8,300 American Italian Pasta Co., Class A Shares...      373,749
           100 Arden Group, Inc., Class A Shares............        6,235
           320 Dean Foods Co................................       22,934
        49,800 Del Monte Foods Co...........................      418,320
         2,350 Dreyer's Grand Ice Cream, Inc.*..............      102,719
         2,970 Fleming Cos. Inc.*+..........................       48,411
         6,000 Green Mountain Coffee, Inc...................      109,680
        86,420 Hain Celestial Group, Inc....................    1,775,931
         1,080 J.M. Smucker Co.*............................       37,735
           900 Pathmark Stores, Inc.........................       21,384
        36,200 Performance Food Group Co....................    1,349,898
         1,500 Sensient Technologies Corp.*.................       31,935
        53,100 United National Foods, Inc...................    1,259,532
           750 Wild Oats Markets, Inc.......................        6,038
                                                             ------------
                                                                5,564,501
                                                             ------------

       Forest Products and Paper -- 0.0%
           362 Buckeye Technologies Inc.....................        4,254
                                                             ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


         Small Capitalization Growth Investments
         --------------------------------------------------------------

         Shares                  Security                    Value
         -------------------------------------------------------------

         Gas -- 0.1%
             300 Energen Corp.*.......................... $      6,762
          24,700 UGI Corp.*..............................      713,830
                                                          ------------
                                                               720,592
                                                          ------------

         Hand/Machine Tools -- 0.0%
             800 Baldor Electric Co.*....................       17,000
             700 Franklin Electric Co. Inc.*.............       64,792
           1,930 Lincoln Electric Holdings, Inc.*........       50,122
                                                          ------------
                                                               131,914
                                                          ------------

         Healthcare -- 7.5%
           2,400 Abiomed, Inc............................       23,832
           1,100 Advanced Neuromodulation Systems, Inc...       35,937
           1,400 Align Technology, Inc...................        5,950
         156,500 Alliance Imaging, Inc...................    1,802,880
           1,800 American Healthways, Inc................       34,092
          84,200 American Medical Systems Holdings, Inc.+    1,754,728
           4,050 AmeriPath, Inc..........................      109,674
           3,100 AmSurg Corp.............................       77,190
           6,400 Apria Heathcare Group Inc...............      138,176
             500 Arrow International Inc.*...............       22,865
         151,500 ArthroCare Corp.........................    2,113,425
           1,700 Aspect Medical Systems, Inc.............       16,932
           3,800 ATS Medical, Inc........................        7,144
          77,900 Biosite Inc.............................    1,623,436
           2,600 BriteSmile, Inc.........................       11,518
          53,800 Bruker Daltonics, Inc...................      481,510
           4,900 CardioDynamics International Corp.......       22,932
         105,400 Centene Corp............................    1,976,250
           1,900 Cerus Corp.+............................       89,357
             800 Closure Medical Corp....................       15,480
           1,500 Cobalt Corp.............................       11,475
           4,600 Columbia Laboratories, Inc..............       17,480
         122,300 Community Health Care...................    2,727,290
           6,200 Computerized Thermal Imaging, Inc.+.....        8,556
           1,600 Conceptus, Inc..........................       30,000
          63,810 Cooper Cos. Inc.*.......................    3,017,575
           7,500 Covance Inc.............................      133,125
           3,300 Cyberonics, Inc.........................       48,642
           1,700 Datascope Corp.*........................       49,606
          30,000 Diagnostic Products Corp.*..............    1,075,500
           1,530 Dianon Systems, Inc.....................       94,631
          65,600 Dynacq International, Inc.+.............      663,216
           2,015 Edwards Lifesciences Corp...............       57,488
           2,000 Endocare, Inc...........................       30,160
           3,300 Gentiva Health Services, Inc............       79,035
           3,200 Haemonetics Corp........................       96,256
           2,400 I-STAT Corp.............................       14,280
           1,000 ICU Medical, Inc........................       54,350
          85,379 IDEXX Laboratories Inc..................    2,226,684
           1,650 IGEN International, Inc.+...............       69,267
           2,500 IMPATH Inc..............................       86,825


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


           Small Capitalization Growth Investments
           -----------------------------------------------------------

           Shares                Security                   Value
           ----------------------------------------------------------

           Healthcare -- 7.5% (continued)
             2,200 INAMED Corp.......................... $     61,358
             5,200 Intuitive Surgical, Inc..............       47,840
             1,800 Invacare Corp.*......................       60,372
               353 Kindred Healthcare, Inc..............       14,116
            32,750 LifePoint Hospitals, Inc.............    1,075,510
             2,500 Luminex Corp.+.......................       36,775
             4,400 Magellan Health Services, Inc........       23,320
           176,600 Manor Care, Inc......................    3,311,250
             1,100 Med-Design Corp......................       15,455
            70,073 Mentor Corp.*........................    2,312,409
             1,800 Microvision, Inc.....................       18,990
            89,100 Mid Atlantic Medical Services, Inc...    2,370,951
             1,500 National Healthcare Corp.............       23,715
             1,200 North American Scientific, Inc.......       13,680
             2,200 Novoste Corp.........................       14,740
           112,600 Oakley, Inc..........................    1,821,868
            14,500 Ocular Sciences Inc..................      381,350
            30,700 Option Care, Inc.....................      439,010
             4,400 OraSure Technologies, Inc............       22,880
           102,600 PolyMedica Corp.+....................    2,179,224
             2,800 Possis Medical, Inc..................       50,960
             5,100 Province Healthcare Co...............      143,463
           326,400 PSS World Medical, Inc...............    2,921,280
           164,900 RehabCare Group, Inc.................    3,672,323
            26,525 Renal Care Group Inc.................      814,318
             4,759 Respironics Inc......................      139,915
           188,800 Select Medical Co....................    2,390,208
               800 SonoSite, Inc........................       15,840
               500 Specialty Laboratories, Inc..........       11,575
               400 SRI/Surgical Express, Inc............        6,400
             9,000 Steris Corp..........................      184,680
            15,510 Sunrise Assisted Living, Inc.+.......      361,848
            42,100 SurModics, Inc.......................    1,490,340
             6,800 Techne Corp..........................      200,872
           173,500 Therasense, Inc.+....................    3,466,530
             5,805 Thoratec Corp........................       81,270
             4,200 TriPath Imaging, Inc.................       17,850
            13,150 U.S. Physical Therapy, Inc...........      197,907
             1,900 Urologix, Inc........................       26,600
             8,400 Vasomedical, Inc.....................       23,352
             1,900 Ventana Medical Systems, Inc.........       38,000
             6,200 VidaMed, Inc.........................       48,670
             7,900 VISX, Inc............................      118,737
             1,000 Vital Signs, Inc.*...................       33,180
           107,000 Wright Medical Group, Inc............    1,649,940
               900 Zoll Medical Corp....................       31,320
                                                         ------------
                                                           53,336,940
                                                         ------------

           Holding Companies - Diversified -- 0.0%
             5,100 Morgan Group Holding Co..............        5,610
             4,600 Walter Industries, Inc.*.............       53,314
                                                         ------------
                                                               58,924
                                                         ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


      Small Capitalization Growth Investments
      -----------------------------------------------------------------------

      Shares                    Security                        Value
      ----------------------------------------------------------------------

      Home Builders -- 0.3%
       28,300 KB Home*.....................................  $  1,235,295
        5,500 Meritage Corp................................       344,905
        1,150 Monaco Coach Corp............................        31,970
        1,000 NVR, Inc.....................................       292,250
          420 Palm Harbor Homes, Inc.......................         8,736
          400 Winnebago Industries, Inc.*..................        19,016
                                                            -------------
                                                                1,932,172
                                                            -------------

      Home Furnishings -- 0.0%
          900 American Woodmark Corp.*.....................        59,400
          800 Harman International Industries, Inc.*.......        37,440
        1,500 ParkerVision Inc.+...........................        30,375
          300 Stanley Furniture Co., Inc...................         8,280
        2,000 Universal Electronics Inc....................        31,700
                                                            -------------
                                                                  167,195
                                                            -------------

      Household Products/Wares -- 0.1%
          900 Blyth, Inc.*.................................        19,233
        3,190 Church & Dwight Co., Inc.*...................        98,571
        7,900 The Dial Corp.*..............................       132,720
        1,917 Fossil Inc...................................        49,056
        1,500 John H. Harland Co.*.........................        40,230
        1,100 The Scotts Co., Class A Shares...............        51,711
        4,800 Tupperware Corp.*............................        96,864
        2,400 WD-40 Co.*...................................        66,984
        2,500 Yankee Candle Co., Inc.......................        48,350
                                                            -------------
                                                                  603,719
                                                            -------------

      Housewares -- 0.0%
        1,190 Libbey Inc.*.................................        39,746
                                                            -------------

      Insurance -- 1.4%
        7,000 Brown & Brown, Inc.*.........................       244,790
        2,900 Citizens, Inc................................        33,930
      120,400 Converium Holding AG ADR.....................     2,835,420
        1,300 Crawford & Co., Class B Shares*..............        15,795
       78,400 HealthExtras, Inc............................       307,328
        4,486 Hilb, Rogal & Hamilton Co.*..................       159,477
       93,550 Philadelphia Consolidated Holding Corp.......     3,846,776
       22,800 RenaissanceRe Holdings Ltd.*.................     2,469,924
        1,200 Triad Guaranty Inc...........................        49,488
        1,100 Universal American Financial Corp............         6,930
                                                            -------------
                                                                9,969,858
                                                            -------------

      Internet -- 3.8%
        1,200 1-800 Contacts, Inc..........................        13,356
        1,500 1-800-Flowers.com, Inc.......................        19,470
        4,600 Agile Software Corp..........................        46,230
        6,900 Akamai Technologies, Inc.....................        21,459
      189,900 Alloy, Inc...................................     2,876,795
        2,500 America Online Latin America, Class A Shares+         6,750
        3,500 Answerthink Inc..............................        17,150


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


             Small Capitalization Growth Investments
             ------------------------------------------------------

             Shares              Security                Value
             -----------------------------------------------------

             Internet -- 3.8% (continued)
               9,000 Art Technology Group, Inc....... $     22,140
              67,400 AsiaInfo Holdings, Inc..........      748,140
               7,091 Avocent Corp....................      167,064
               1,400 Braun Consulting, Inc...........        5,306
              74,400 Centillium Communications, Inc..      723,912
              43,350 Centra Software, Inc............      251,430
               5,000 Chordiant Software, Inc.........       26,500
               3,800 Click Commerce, Inc.............        8,550
              45,300 Commerce One, Inc...............       76,104
               2,800 Corillian Corp..................        6,748
               4,200 Digex, Inc......................        3,864
              80,900 Digital Insight Corp............    1,903,577
             111,400 DigitalThink, Inc...............      428,890
               7,100 Docent, Inc.....................       14,271
              10,400 E.piphany, Inc..................       82,680
               7,900 Entrust, Inc....................       38,078
               2,200 Espeed, Inc., Class A Shares....       19,756
              96,200 F5 Networks, Inc.+..............    2,101,970
             154,450 Freemarkets, Inc.+..............    3,002,508
               1,400 ftd.com Inc.....................       11,732
              21,800 Genuity Inc., Class A Shares....       21,800
               4,000 I-many, Inc.....................       23,120
             114,300 IndyMac Bancorp, Inc............    2,809,494
              40,400 InfoSpace, Inc..................       54,540
              13,400 Inktomi Corp....................       58,558
               1,000 Interland, Inc..................        1,830
               3,800 Internap Network Services Corp..        3,838
               1,844 Kana Software, Inc..............       22,349
               1,800 Keynote Systems, Inc............       15,732
              57,500 Liberate Technologies, Inc......      426,075
               3,100 Loudcloud, Inc..................        9,920
               9,900 Macromedia, Inc.................      173,250
               4,900 MatroixOne, Inc.................       55,468
                 800 McAfee.com Corp.................        9,464
               5,100 Multex.com......................       20,247
              38,273 Net.B@nk, Inc...................      528,933
               4,050 Netegrity, Inc..................       49,977
             225,900 Netopia, Inc....................      901,341
                   1 Network Commerce Inc............            0
              26,000 Overture Services, Inc..........      786,760
              16,500 Portal Software, Inc............       25,245
              15,900 Priceline.com Inc...............       63,600
              89,900 Primus Knowledge Solutions, Inc.       95,294
                 900 ProQuest Co.....................       32,400
               1,000 QRS Corp........................       10,070
             148,700 Register.com, Inc...............    1,311,534
             536,502 Riverstone Networks, Inc.+......    2,049,438
               5,300 S1 Corp.........................       79,871
               4,400 Saba Software, Inc..............       16,896
              13,800 Sapient Corp....................       60,582
              52,500 Secure Computing Corp...........      799,575
               4,800 SeeBeyond Technology Corp.+.....       43,680


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


          Small Capitalization Growth Investments
          ----------------------------------------------------------------

          Shares                Security                     Value
          ---------------------------------------------------------------

          Internet -- 3.8% (continued)
              900 SkillSoft Corp........................  $     19,476
            3,300 SonicWALL, Inc.+......................        42,702
           89,600 Stellent, Inc.........................     1,343,104
            3,000 Support.com, Inc......................        11,550
            3,800 triZetto Group, Inc...................        49,058
           45,400 Verity, Inc...........................       596,556
           10,800 Vitria Technology, Inc................        50,760
            2,260 WatchGuard Technologies, Inc..........        11,684
            2,100 WebEx Communications, Inc.+...........        23,982
            3,800 webMethods, Inc.......................        65,360
           75,400 Websense, Inc.........................     1,689,714
              860 ZixIt Corp.+..........................         3,397
                                                         -------------
                                                            27,112,654
                                                         -------------

          Investment Companies -- 0.0%
            1,550 Medallion Financial Corp.*............        13,780
                                                         -------------

          Iron/Steel -- 0.0%
            1,000 Steel Dynamics Inc....................        13,590
                                                         -------------

          Leisure Time -- 0.3%
           15,300 Arctic Cat Inc.*......................       273,105
            2,800 Bally Total Fitness Holding Corp......        47,460
           12,425 Direct Focus, Inc.+...................       372,750
              900 Pegasus Solutions Inc.................        14,454
            2,400 Polaris Industries Inc.*..............       133,968
           92,500 WMS Industries Inc....................     1,569,725
                                                         -------------
                                                             2,411,462
                                                         -------------

          Lodging -- 0.8%
              500 Ameristar Casinos, Inc................        12,605
            4,550 Choice Hotels Corp, Inc...............        95,095
          208,600 Extended Stay America, Inc............     3,521,168
            1,700 Hollywood Casino Corp., Class A Shares        24,191
          151,100 MTR Gaming Group, Inc.................     1,988,476
            3,550 Station Casinos, Inc..................        47,535
                                                         -------------
                                                             5,689,070
                                                         -------------

          Machinery - Construction and Mining -- 0.0%
              200 Astec Industries Inc..................         3,098
                                                         -------------

          Machinery - Diversified -- 1.1%
            3,100 AGCO Corp.+...........................        69,626
              300 Albany International Corp., Class A
                   Shares...............................         8,076
              900 Briggs & Stratton Corp.*..............        42,435
           60,400 Brooks Automation, Inc.+..............     2,643,708
           68,300 Cognex Corp...........................     1,578,413
            1,800 Flow International Corp...............        18,540
            4,780 Flowserve Corp........................       133,745
            5,087 Graco Inc.*...........................       208,821
              300 Grorman Rupp Co.*.....................         8,070
              650 IDEX Corp.*...........................        23,270
            1,650 Lindsay Manufacturing Co.*............        35,475
            2,213 The Manitowoc Co., Inc.*+.............        80,093


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


  Small Capitalization Growth Investments
  ----------------------------------------------------------------------------

  Shares                         Security                           Value
  ---------------------------------------------------------------------------

  Machinery - Diversified -- 1.1% (continued)
    1,500 Nordson Corp.*........................................ $     40,845
  375,100 Presstek, Inc.........................................    2,288,110
    2,100 Stewart & Stevenson Services, Inc.*...................       32,613
      400 SureBeam Corp., Class A Shares+.......................        2,500
    1,300 Tennant Co.*..........................................       45,825
      300 Thomas Industries Inc.*...............................        7,926
    1,748 Wabtec Corp.*.........................................       24,629
   10,900 Zebra Technologies Corp., Class A Shares..............      561,241
                                                                 ------------
                                                                    7,853,961
                                                                 ------------

  Manufacturers -- 1.3%
    3,500 Acuity Brands, Inc.*..................................       49,700
  115,800 Applied Films Corp....................................    3,336,198
    7,750 AptarGroup Inc.*......................................      268,150
   68,100 Armor Holdings, Inc...................................    1,567,662
    1,200 Carlisle Cos. Inc.*...................................       45,000
      200 CLARCOR Inc.*.........................................        5,624
    4,100 Concord Camera Corp...................................       28,044
    1,300 CoorsTek, Inc.........................................       36,855
    1,550 Cuno Inc..............................................       54,064
   31,450 Donaldson Co., Inc.*..................................    1,136,918
   49,300 ESCO Technologies Inc.................................    1,882,274
    7,100 Federal Signal Corp.*.................................      183,890
      500 Foamex International Inc..............................        4,030
    1,100 Lancaster Colony Corp.*...............................       36,795
      100 Lydall, Inc...........................................        1,100
    4,772 Matthews International Corp., Class A Shares*.........      115,435
    2,000 Nanophase Technologies Corp...........................       12,720
      900 Quixote Corp.*........................................       16,227
    4,300 Roper Industries Inc.*+...............................      201,025
      150 SPS Technologies, Inc.................................        5,755
                                                                 ------------
                                                                    8,987,466
                                                                 ------------

  Media -- 2.4%
    1,100 4Kids Entertainment, Inc..............................       17,985
    2,300 Ackerley Group Inc....................................       38,525
    7,800 ACTV, Inc.............................................       10,608
    1,350 Beasley Broadcast Group, Inc., Class A Shares.........       19,076
  210,800 Crown Media Holdings, Inc., Class A Shares............    2,455,820
  345,700 Entravision Communications Corp., Class A Shares......    5,289,210
      200 Fisher Communications, Inc.*..........................        8,200
    3,100 Information Holdings Inc..............................       76,291
  213,000 Insight Communications Co., Inc.......................    4,473,000
   27,300 John Wiley & Sons, Inc., Class A Shares*..............      694,785
    7,200 Lee Enterprises, Inc.*................................      258,120
    3,700 Liberty Digital, Inc., Class A Shares.................       11,766
      600 LodgeNet Entertainment Corp...........................        9,000
      600 Lynch Interactive Corp................................       24,600
   35,300 Martha Stewart Living Omnimedia, Inc., Class A Shares+      626,222
  154,400 Mediacom Communications Corp..........................    2,414,816
    5,409 Paxson Communications Corp............................       55,713
    4,700 Pegasus Communications Corp...........................       18,753
    1,000 Playboy Enterprises, Inc., Class B Shares.............       16,370


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


     Small Capitalization Growth Investments
     -----------------------------------------------------------------------

     Shares                      Security                         Value
     ----------------------------------------------------------------------

     Media -- 2.4% (continued)
       2,700 Private Media Group, Inc......................... $     16,281
       2,500 Regent Communications, Inc.......................       14,575
       1,375 Saga Communications Inc., Class A Shares.........       28,256
       1,300 Salem Communications Corp., Class A Shares.......       31,200
       2,700 Scholastic Corp..................................      135,405
      10,500 Sirius Satellite Radio Inc.+.....................       43,470
       3,300 Spanish Broadcasting System, Inc., Class A Shares       41,052
       1,770 TiVo Inc.+.......................................        9,292
      11,800 UnitedGlobal Communications Inc., Class A Shares.       47,200
         660 World Wrestling Federation Entertainment, Inc....        8,943
       1,600 Young Broadcasting Corp., Class A Shares.........       39,008
                                                               ------------
                                                                 16,933,542
                                                               ------------

     Metal Fabricate/Hardware -- 0.4%
         310 Kaydon Corp.*....................................        7,744
     214,400 Maverick Tube Corp...............................    2,980,160
         350 Mueller Industries, Inc..........................       11,228
       1,700 NN, Inc.*........................................       16,915
         500 Penn Engineering & Manufacturing Corp.*..........        8,325
       3,300 ROHN Industries, Inc.............................        3,696
         722 Valmont Industries, Inc.*........................       12,411
                                                               ------------
                                                                  3,040,479
                                                               ------------

     Mining -- 0.0%
       1,600 Century Aluminum Co.*............................       17,824
       6,100 Stillwater Mining Co.............................      107,055
                                                               ------------
                                                                    124,879
                                                               ------------

     Office/Business Equipments -- 0.0%
      19,800 Global Imaging Systems, Inc......................      308,286
                                                               ------------

     Oil and Gas Producers -- 2.9%
      17,530 Atwood Oceanics Inc..............................      700,324
       2,300 Berry Petroleum Co., Class A Shares*.............       30,705
       4,629 Cabot Oil & Gas Corp., Class A Shares*...........       93,043
       1,200 Callon Petroleum Co..............................        5,220
     428,533 Chesapeake Energy Corp...........................    2,686,902
      23,800 Chiles Offshore, Inc.............................      455,770
         900 Clayton Williams Energy, Inc.....................        8,649
      54,000 Comstock Resources, Inc..........................      356,400
       2,700 Denbury Resources Inc............................       19,143
       3,000 Energy Partners, Ltd.............................       24,750
       2,600 Evergreen Resources Inc.+........................      108,680
       4,300 Frontier Oil Corp.*..............................       78,690
      22,500 Grey Wolf Inc....................................       72,900
      70,100 Helmerich & Payne, Inc.*.........................    2,365,174
       1,000 Holly Corp.*.....................................       18,800
       1,450 Houston Exploration Co...........................       45,457
       3,000 KCS Energy, Inc.+................................        7,380
      47,900 Key Energy Services, Inc.........................      807,115
       4,900 Key Production Co., Inc..........................       36,799


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


           Small Capitalization Growth Investments
           --------------------------------------------------------------

           Shares                Security                   Value
           -------------------------------------------------------------

           Oil and Gas Producers -- 2.9% (continued)
             6,300 Meridian Resource Corp..............  $     21,609
             3,000 Patina Oil & Gas Corp.*.............        81,600
           185,300 Patterson-UTI Energy, Inc...........     4,534,291
             4,300 Petorquest Energy...................        21,414
             4,013 Plains Resources Inc................        90,292
            98,200 Precision Drilling Corp.............     2,887,080
             1,450 Prima Energy Corp...................        31,523
             2,200 Pure Resources, Inc.................        44,000
             1,400 Quicksilver Resources Inc...........        28,252
             2,000 Remington Oil & Gas Corp............        35,420
             4,000 Southwestern Energy Co..............        44,800
             3,000 Spinnaker Exploration Co............       123,090
             2,700 St. Mary Land & Exploration Co.*....        58,590
             3,363 Stone Energy Corp...................       123,994
             2,500 Swift Energy Co.....................        45,100
             5,228 Tom Brown, Inc......................       140,529
            28,600 Unit Corp...........................       399,256
             3,560 Vintage Petroleum, Inc.*............        37,380
             3,592 Westport Resources Corp.............        65,446
           184,100 XTO Energy, Inc.*...................     3,468,444
                                                        -------------
                                                           20,204,011
                                                        -------------

           Oil and Gas Services -- 3.7%
             5,150 Cal Dive International, Inc.........       118,048
            29,100 Carbo Ceramics Inc.*................     1,149,450
             1,000 Drill-Quip Inc......................        23,440
            18,500 Gulf Island Fabrication, Inc........       243,275
           226,000 Horizon Offshore, Inc...............     1,762,800
            37,100 Hydril Co...........................       780,213
           389,400 Key Energy Services, Inc............     3,574,692
             4,100 Lone Star Technologies, Inc.........        66,707
           111,100 National Oilwell Inc................     2,323,101
             9,940 Newpark Resources Inc...............        66,002
            66,800 Oceaneering International, Inc......     1,820,300
             1,000 Oil States International, Inc.......         9,300
               800 OSCA, Inc...........................        22,240
             1,800 RPC, Inc.*..........................        27,000
            81,600 SEACOR SMIT Inc.....................     3,548,784
           349,200 Superior Energy Services, Inc.......     3,247,560
            50,900 TETRA Technologies, Inc.............     1,260,284
             1,850 Universal Compression Holdings, Inc.        46,231
           198,100 Veritas DGC Inc.....................     2,735,761
           147,000 W-H Energy Services, Inc............     3,303,090
                                                        -------------
                                                           26,128,278
                                                        -------------

           Packaging and Containers -- 0.0%
             6,900 Earthshell Corp.+...................         9,798
             1,410 Ivex Packaging Corp.................        31,006
               200 Liqui-Box Corp.*....................         9,770
                                                        -------------
                                                               50,574
                                                        -------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


  Small Capitalization Growth Investments
  ----------------------------------------------------------------------------

  Shares                         Security                           Value
  ---------------------------------------------------------------------------

  Pharmaceuticals -- 6.8%
    1,000 3 Dimensional Pharmaceuticals, Inc.................... $      7,450
   31,550 Accredo Health, Inc...................................    1,629,558
    4,700 Adolor Corp...........................................       60,254
  121,400 Alkermes Inc.+........................................    3,031,358
    3,550 Alpharma Inc., Class A Shares*........................       72,455
   56,400 American Pharmaceutical Partners, Inc.................      975,720
    8,900 Amylin Pharmaceuticals, Inc...........................       79,121
    2,000 Antigenics Inc........................................       26,080
    2,500 Array BioPharma Inc...................................       25,700
    3,200 Atrix Laboratories, Inc...............................       66,624
    9,000 AVANIR Pharmaceuticals, Class A Shares................       24,030
    2,200 AVI BioPharma, Inc....................................       20,394
    4,100 BioMarin Pharmaceutical Inc...........................       41,082
    2,800 Biopure Corp.+........................................       19,432
    1,600 Bone Care International, Inc..........................       19,920
    3,700 Cell Pathways Inc.....................................       16,428
  124,500 Cell Therapeutics, Inc................................    2,750,205
   75,189 Cephalon Inc.+........................................    4,383,519
    2,500 CIMA Labs Inc.........................................       57,425
    4,700 Connetics Corp........................................       51,465
    6,851 Corixa Corp...........................................       67,414
    5,200 Corvas International, Inc.............................       30,628
  114,950 Cubist Pharmaceuticals, Inc...........................    1,619,645
    3,600 CV Therapeutics, Inc..................................      139,115
    4,900 Cygnus Inc............................................       20,433
    2,900 Dendreon Corp.........................................        9,425
    3,200 Durect Corp...........................................       21,440
    2,600 Dusa Pharmaceuticals, Inc.............................       10,010
    3,000 Dyax Corp.............................................       14,790
    3,500 Endo Pharmaceuticals Holdings Inc.....................       36,750
    3,900 Esperion Therapeutics, Inc............................       22,815
   85,100 First Horizon Pharmaceutical Corp.+...................    1,764,974
    4,200 Genta Inc.+...........................................       54,138
    2,700 Genzyme Molecular Oncology............................       21,978
   45,500 Gilead Sciences, Inc.+................................    3,205,930
    4,100 Guilford Pharmaceuticals, Inc.........................       34,850
    2,100 Hemispherx Biopharma, Inc.............................        7,371
    2,300 Hyseq, Inc............................................       12,305
   78,600 ILEX Oncology, Inc....................................    1,173,498
    6,600 ImmunoGen, Inc........................................       75,174
    3,000 Impax Laboratories, Inc...............................       30,690
  234,500 Insmed Inc............................................      640,185
    2,900 Inspire Pharmaceuticals, Inc..........................        6,641
  206,000 Interneuron Pharmaceuticals, Inc......................    1,678,900
    6,500 Isis Pharmaceuticals Inc..............................       95,355
    3,750 K-V Pharmaceuticals Co., Class B Shares...............      108,375
      900 Kos Pharmaceuticals, Inc..............................       20,511
    5,400 LA Jolla Pharmaceutical Co............................       34,128
    6,700 Ligand Pharmaceuticals, Inc., Class B Shares..........       96,212
    4,500 MacroChem Corp. of Delaware...........................       14,040
  338,100 Medicines Co..........................................    3,698,814
   82,900 Medicis Pharmaceutical Corp., Class A Shares+.........    4,641,571


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


      Small Capitalization Growth Investments
      -----------------------------------------------------------------------

      Shares                    Security                        Value
      ----------------------------------------------------------------------

      Pharmaceuticals -- 6.8% (continued)
      176,800 MGI Pharma, Inc..............................  $  2,758,080
       85,700 MIM Corp.....................................     1,265,789
       60,800 Nabi.........................................       335,616
        3,600 NaPro BioTherapeuticals, Inc.+...............        36,000
        1,300 Nature's Sunshine Products, Inc.*............        16,445
      163,400 NBTY, Inc....................................     2,424,856
        2,000 NeoPharm, Inc................................        34,000
       85,900 Neurocrine Biosciences, Inc..................     3,048,591
       25,400 Neurogen Corp................................       340,360
        3,600 Noven Pharmaceuticals, Inc...................        75,276
        4,400 NPS Pharmaceuticals, Inc.+...................       131,340
        3,300 Onyx Pharmaceuticals, Inc....................        12,738
        2,700 Pain Therapeutics, Inc.......................        25,785
        2,200 Penwest Pharmaceuticals Co...................        39,666
        9,900 Perrigo Co...................................       110,781
        2,950 Pharmaceutical Resources, Inc................        50,150
        3,600 Pharmacopeia, Inc............................        44,460
        1,800 Pharmacyclics Inc............................        12,956
        3,300 Pozen Inc....................................        18,183
       17,000 Progenics Pharmaceuticals, Inc...............       223,380
        4,700 Rigel Pharmaceuticals, Inc...................        17,860
        3,100 Sangstat Medical Corp........................        65,410
        7,300 Scios, Inc...................................       145,927
       61,300 Sicor, Inc...................................       980,800
        4,100 Star Scientific, Inc.........................         9,840
        2,800 SuperGen, Inc................................        23,996
       76,500 Syncor International Corp....................     2,008,125
       18,000 Tanox, Inc...................................       248,040
       62,600 Theragenics Corp.............................       554,636
        4,100 Titan Pharmaceuticals, Inc...................        26,650
        7,900 Triangle Pharmaceuticals, Inc................        44,398
        2,700 Trimeris, Inc................................       103,140
        3,000 Tularik Inc..................................        54,000
        2,200 United Therapeutics Corp.....................        27,940
        5,500 Valentis, Inc................................         7,865
        1,000 VaxGen, Inc.+................................        11,110
        2,200 Versicor, Inc................................        39,820
        5,000 Vion Pharmaceuticals, Inc....................        20,200
        2,900 ViroPharma Inc...............................        45,530
                                                            -------------
                                                               48,206,064
                                                            -------------

      Pipelines -- 0.0%
        3,100 Western Gas Resources, Inc.*.................        99,386
                                                            -------------

      Real Estate -- 0.0%
          300 Corrections Corp. of America.................         4,848
        1,812 Forest City Enterprises Inc., Class A Shares*        71,791
                                                            -------------
                                                                   76,639
                                                            -------------

      Real Estate Investment Trusts -- 0.3%
          300 Alexander's Inc..............................        17,217
          700 Alexandria Real Estate Investment Co.*.......        28,945


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


        Small Capitalization Growth Investments
        ----------------------------------------------------------------

        Shares                   Security                     Value
        ---------------------------------------------------------------

        Real Estate Investment Trusts -- 0.3% (continued)
            670 CenterPoint Properties Corp.*............. $     34,137
          1,650 Chateau Communities, Inc.*................       47,602
          1,900 Chelsea Property Group, Inc.*.............       96,900
          5,650 Cousins Properties Inc.*..................      147,691
          1,300 Crown American Realty Trust *.............       11,297
            600 Essex Property Trust, Inc.*...............       28,440
            920 Federal Realty Investors Trust*...........       23,147
          1,600 Getty Realty Corp.*.......................       28,752
          2,300 Manufactured Home Communities, Inc.*......       74,865
          2,800 Mills Corp.*..............................       72,800
          1,200 Mission West Properties Inc.*.............       14,520
          1,600 National Golf Properties, Inc.*...........        9,440
            710 Pennsylvania Real Estate Investment Trust*       16,401
            200 Saul Centers, Inc.*.......................        4,360
          2,300 Town & Country Trust*.....................       47,840
         69,900 Ventas, Inc.*.............................      887,031
          6,200 Washington Real Estate Investment Trust*..      161,882
                                                           ------------
                                                              1,753,267
                                                           ------------

        Retail -- 9.5%
          2,800 7-Eleven, Inc.............................       25,004
          4,386 99 Cents Only Stores......................      149,563
          1,500 AFC Enterprises, Inc......................       47,880
        141,100 American Eagle Outfitters, Inc.+..........    3,523,267
            700 Ann Taylor Stores Corp.+..................       28,812
         52,400 Applebee's International Inc.*............    1,890,592
        108,400 Bebe Stores Inc...........................    2,460,680
          2,100 Buca, Inc.................................       33,978
          2,500 California Pizza Kitchen, Inc.............       50,050
         26,200 Cato Corp., Class A Shares*...............      524,524
        176,012 CEC Entertainment Inc.+++.................    8,466,177
          3,200 Charlotte Russe Holding Inc...............       77,600
          6,062 The Cheesecake Factory, Inc...............      206,775
         91,050 Chico's FAS Inc.+.........................    3,081,132
         52,700 The Children's Place Retail Stores, Inc...    1,844,500
          3,400 Christopher & Banks Corp..................       97,716
            600 Coldwater Creek Inc.......................        9,318
         24,360 Copart Inc................................      423,620
        131,300 Cost Plus Inc.............................    3,348,150
            600 CSK Auto Corp.............................        4,920
        140,000 Dollar Tree Stores, Inc...................    4,485,600
          1,500 Duane Reade Inc...........................       46,950
        110,700 Electronics Boutique Holdings Corp.+......    3,864,537
          2,200 Factory 2-U Stores, Inc...................       37,752
          2,470 Footstar Inc..............................       68,666
          2,475 Fred's, Inc.*.............................       77,443
          3,400 Genesco Inc...............................       83,572
         35,540 Group 1 Automotive Inc....................    1,333,816
        210,000 Guitar Center, Inc........................    3,433,500
         37,800 Hancock Fabrics, Inc.*....................      644,868
            900 Hibbett Sporting Goods, Inc...............       20,385
          2,100 Hollywood Entertainment Corp..............       29,820


                      See Notes to Financial Statements.

*

Schedules of Investments
(unaudited) (continued)


     Small Capitalization Growh Investments
     -------------------------------------------------------------------------

     Shares                     Security                         Value
     ------------------------------------------------------------------------

     Retail -- 9.5% (continued)
     212,100 Hot Topic, Inc.................................  $  4,927,083
      22,500 IHOP Corp......................................       702,000
       6,475 Insight Enterprises Inc........................       138,176
       4,250 Intertan Inc...................................        50,830
       1,800 J.Jill Group Inc...............................        41,670
       3,900 Jack in the Box Inc............................       110,955
       1,250 Kenneth Cole Productions, Inc..................        22,450
      51,500 Landry's Restaurants, Inc.*....................     1,317,885
      26,700 Lands' End Inc.................................     1,306,164
       5,900 Linens' n Things, Inc.+........................       168,799
       4,488 The Mens Wearhouse, Inc........................       110,225
      44,700 Michaels Stores Inc............................     1,332,060
       6,200 MSC Industrial Direct Co., Inc., Class A Shares       130,758
       1,200 O'Charley's Inc................................        24,432
      23,034 O'Reilly Automotive, Inc.......................       761,274
       1,500 P.F. Changs China Bistro, Inc.+................        88,395
     184,400 Pacific Sunware of California..................     4,521,488
       1,600 Panera Bread Co., Class A Shares+..............        82,624
       1,905 Papa John's International Inc..................        49,359
       1,300 PC Connection Inc..............................        11,245
       7,200 PETsMART, Inc..................................        76,968
       2,000 Pier 1 Imports Inc.*...........................        39,940
       3,300 Rare Hospitality International Inc.............        88,737
      20,990 Regis Corp.*...................................       532,726
      39,300 Ruby Tuesday Inc.*+............................       793,860
      10,100 School Specialty, Inc..........................       283,002
      15,000 Sonic Automotive, Inc..........................       394,200
       4,942 Sonic Corp.....................................       132,050
      82,100 Stage Stores, Inc..............................     2,454,790
       2,500 Stein Mart, Inc................................        22,925
      27,300 Too Inc........................................       845,208
       1,300 Triarc Cos., Inc...............................        34,905
       1,300 Tuesday Morning Corp...........................        25,025
     117,100 Tweeter Home Entertainment Group...............     1,990,700
       1,500 Ultimate Electronics, Inc......................        35,580
      14,400 Urban Outfitters, Inc..........................       341,280
       2,250 Wet Seal, Inc., Class A Shares.................        73,890
      62,000 Williams-Sonoma, Inc...........................     2,811,700
       1,300 Wilson, The Leather Experts Inc................        14,677
                                                             -------------
                                                                67,311,202
                                                             -------------

     Savings and Loans -- 0.1%
         200 Downey Financial Corp.*........................         9,496
       1,100 Fidelity Bankshares, Inc.*.....................        18,810
      10,024 New York Community Bancorp, Inc.*..............       294,104
                                                             -------------
                                                                   322,410
                                                             -------------

     Semiconductors -- 7.4%
       3,210 Actel Corp.....................................        57,555
       1,500 ADE Corp.......................................        15,090
     134,500 Alpha Industries, Inc.+........................     2,072,645
     129,800 Amkor Technology, Inc..........................     1,801,624


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Growth Investments
-----------------------------------------------------------------------

Shares                      Security                         Value
----------------------------------------------------------------------

Semiconductors -- 7.4% (continued)
120,550 Anadigics, Inc................................... $  1,141,609
  1,700 Artisan Components, Inc..........................       22,678
247,500 ASM International N.V.+..........................    5,289,075
  8,400 AstroPower, Inc.+................................      292,824
163,230 Asyst Technologies, Inc..........................    2,738,999
119,800 ATMI, Inc.+......................................    3,069,276
    800 August Technology Corp...........................        6,440
 30,600 AXT, Inc.........................................      275,094
  3,600 Caliper Technologies Corp........................       39,492
    800 Celeritek, Inc...................................        7,160
  5,300 ChipPAC, Inc.....................................       32,754
 35,300 Cohu, Inc.*......................................      813,312
  5,650 Credence Systems Corp.+..........................       88,592
    700 DuPont Photomasks Inc............................       30,086
  3,600 Elantec Semiconductor, Inc.......................      110,232
  2,200 Electroglas Inc..................................       33,924
  3,800 EMCORE Corp......................................       28,956
 27,100 Entegris Inc.....................................      279,672
  5,440 Exar Corp........................................       99,770
 45,800 Fairchild Semiconductor Corp., Class A Shares+...    1,179,350
 16,472 GlobeSpan, Inc...................................      184,651
  3,800 Helix Technology Corp.*..........................       69,996
 92,700 Integrated Circuit Systems, Inc.+................    1,715,877
 60,900 Integrated Silicon Solution, Inc.................      633,969
  1,800 IXYS Corp........................................       16,218
100,600 Kopin Corp.......................................      736,392
 38,200 Kulicke and Soffa Industries, Inc................      673,084
 96,600 Lattice Semiconductor Corp.+.....................    1,659,588
124,700 LTX Corp.+.......................................    2,693,520
  5,300 Mattson Technology, Inc..........................       28,832
 55,300 Micrel, Inc......................................    1,110,424
 35,600 Microchip Technology Inc.........................    1,216,808
 51,900 Microsemi Corp...................................      700,131
 56,300 Microtune, Inc.+.................................      642,383
  6,600 MIPS Technology Inc., Class A Shares.............       45,078
  3,438 MKS Instruments, Inc.............................       92,345
127,500 Monolithic System Technology, Inc................    1,760,775
  1,200 Nanometrics Inc..................................       18,024
 80,900 O2Micro International Ltd........................    1,419,795
 33,050 Oak Technology, Inc..............................      464,352
  3,440 ON Semiconductor Corp.+..........................        9,804
  1,030 Pericom Semiconductor Corp.......................       11,845
 88,700 Photronics, Inc.+................................    2,562,543
  3,700 Pixelworks, Inc..................................       38,887
  2,600 PLX Technology, Inc..............................       31,564
 24,800 Power Integrations, Inc..........................      390,352
  3,160 PRI Automation, Inc..............................       71,037
 13,100 Rambus Inc.......................................       89,735
    700 Richardson Electronics, Ltd.*....................        8,715
 94,000 Rudolph Technologies, Inc........................    3,487,400
  2,800 Semitool, Inc....................................       27,863
  9,400 Silicon Image, Inc...............................       62,792


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Growth Investments
---------------------------------------------------------------------

Shares                     Security                        Value
--------------------------------------------------------------------

Semiconductors -- 7.4% (continued)
 23,900 Silicon Laboratories Inc....................... $    621,878
  1,000 Siliconix Inc..................................       26,400
  1,040 SIPEX Corp.....................................        9,922
 54,739 Supertex, Inc..................................    1,170,320
224,200 Therma-Wave Inc................................    2,533,460
  1,830 Three-Five Systems, Inc........................       23,808
 14,300 TranSwitch Corp................................       41,041
  1,400 Trikon Technologies, Inc.......................       18,970
 21,030 TriQuint Semiconductor, Inc....................      190,321
 27,300 Ultratech Stepper, Inc.........................      428,337
 95,700 Varian Semiconductor Equipment Associates, Inc.    3,255,714
 24,000 Veeco Instruments Inc.+........................      600,240
  3,700 Xicor, Inc.....................................       30,710
146,200 Zarlink Semiconductor Inc......................    1,340,654
                                                        ------------
                                                          52,492,763
                                                        ------------

Software -- 8.6%
  6,100 The 3DO Co.....................................        3,477
  5,500 Acclaim Entertainment, Inc.....................       21,120
 28,800 Activision, Inc.+..............................      822,528
  7,200 Actuate Corp...................................       36,072
  3,000 Allscripts, Inc................................       14,250
 35,300 American Management Systems, Inc...............      654,462
  2,200 Ansys, Inc.....................................       49,610
 41,800 Ascential Software Corp........................      163,020
  5,000 Aspen Technology, Inc..........................       78,000
  1,850 BARRA Inc......................................      100,270
338,900 Borland Software Corp..........................    4,653,097
  3,700 Brio Technology Inc............................        9,324
  2,800 BSQUARE Corp...................................        8,624
  1,000 Caminus Corp...................................       19,500
  1,199 CCC Information Services Group, Inc............       10,803
 44,900 Cerner Corp....................................    1,950,456
  3,000 Convera Corp...................................       11,940
  2,500 Datastream Systems, Inc........................       19,825
  4,450 Dendrite International Inc.....................       48,194
  6,200 Documentum, Inc................................      110,546
221,700 Eclipsys Corp..................................    3,281,160
  7,500 eFunds Corp.+..................................      131,100
    900 Embarcadero Technologies, Inc..................       13,950
 46,850 EPIQ Systems, Inc..............................      894,366
  4,500 EXE Technologies, Inc..........................        7,560
 21,850 Fair, Issac & Co., Inc.*+......................    1,340,497
 54,948 Filenet Corp...................................      900,598
  4,850 Global Payments Inc.*..........................      148,264
  5,700 HNC Software, Inc..............................       80,256
 66,735 Hyperion Solutions Corp........................    1,438,807
  2,000 IDX Systems Corp...............................       30,380
  1,500 Infogrames, Inc................................       10,230
    400 InfoUSA Inc., Class B Shares...................        2,704
  8,800 InteliData Technologies Corp...................       13,288
    200 Inter-Tel Inc.*................................        3,300


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Growth Investments
--------------------------------------------------------------------------

Shares                        Security                          Value
-------------------------------------------------------------------------

Software -- 8.6% (continued)
 36,300 Interactive Intelligence, Inc....................... $    174,240
  2,200 The InterCept Group, Inc............................       85,580
150,200 J.D. Edwards & Co...................................    2,200,430
106,450 JDA Software Group, Inc.............................    2,815,602
  8,300 Keane, Inc..........................................      132,800
 14,300 Legato Systems, Inc.+...............................      137,995
 77,200 ManTech International Corp., Class A Shares.........    1,390,372
 31,100 MapInfo Corp........................................      275,235
  4,900 Metasolv Software, Inc..............................       29,743
  6,300 MicroStrategy Inc.+.................................       16,947
361,594 Midway Games Inc....................................    4,234,266
    700 Moldflow Corp.......................................        8,400
 21,800 MRO Software, Inc...................................      406,570
  4,394 MSC.Software Corp...................................       77,774
102,690 NDCHealth Corp.*....................................    3,495,568
  3,576 NetIQ Corp..........................................       77,599
  5,000 Onyx Software Corp..................................       15,000
 31,700 OPNET Technologies, Inc.............................      278,960
  1,500 OTG Software, Inc...................................       13,560
  3,900 Packeteer, Inc......................................       22,620
  5,064 Per-Se Technologies, Inc............................       57,476
218,300 Peregrine Systems Inc.+.............................    1,964,700
 17,100 Phoenix Technologies Ltd............................      198,873
  4,400 Pinnacle Systems, Inc...............................       35,112
150,099 PLATO Learning, Inc.................................    2,695,778
 89,700 Precise Software Solutions Ltd......................    1,898,052
  3,150 ProBusiness Services Inc............................       57,015
 45,400 Procurenet.com......................................            0
  4,508 Progress Software Corp..............................       75,915
132,200 Puma Technology, Inc................................      158,640
  3,700 Red Hat, Inc........................................       21,793
 64,000 Renaissance Learning, Inc...........................    1,974,400
 55,200 Retek Inc...........................................    1,105,104
  1,768 Roxio, Inc..........................................       30,056
204,400 Sanchez Computer Associates, Inc....................    1,124,200
  1,600 Schwak, Inc.*.......................................       15,328
115,200 SeaChange International, Inc........................    2,353,536
 25,500 Serena Software, Inc................................      410,040
  2,200 SignalSoft Corp.....................................        3,938
404,600 SmartForce PLC ADR+.................................    5,563,250
  4,100 SpeechWorks International Inc.......................       32,390
    800 SPSS Inc............................................       14,072
153,800 Take-two Interactive Software, Inc.+................    2,865,294
 90,150 THQ Inc.+...........................................    4,062,159
 47,600 Transaction Systems Architects, Inc., Class A shares      473,620
 31,100 Ulticom, Inc........................................      201,528
  2,900 Vastera, Inc........................................       38,019
  6,600 Viewpoint Corp......................................       36,432
  1,300 Witness Systems, Inc................................       16,926
                                                             ------------
                                                               60,454,485
                                                             ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Growth Investments
--------------------------------------------------------------------------------

Shares                           Security                             Value
-------------------------------------------------------------------------------

Storage/Warehousing -- 0.0%
  2,000 Mobile Mini, Inc.......................................... $     69,180
                                                                   ------------

Telecommunications -- 5.0%
 83,600 Adaptec, Inc..............................................      953,040
    400 ADTRAN, Inc...............................................        9,640
214,800 Advanced Fibre Communications, Inc........................    3,490,500
  9,300 Aeroflex Inc..............................................       91,605
  3,300 Aether Systems, Inc.......................................       13,860
  3,800 AirGate PCS, Inc..........................................       34,884
  6,650 Alamosa PCS Holdings, Inc.................................       24,339
368,100 Anaren Microwave Inc......................................    4,674,870
  2,600 Andrew Corp...............................................       43,706
 31,500 Anixter International Inc.+...............................      814,905
  1,500 Applied Innovation Inc....................................        7,200
  2,100 Arris Group Inc...........................................       17,808
    700 Aspect Communications Corp................................        2,205
  8,700 Auspex Systems, Inc.......................................        9,744
  4,200 Avanex Corp...............................................       13,671
  9,300 Avici Systems Inc.........................................       15,531
  4,100 Aware Inc.................................................       26,322
 19,100 Black Box Corp.+..........................................      897,700
 75,000 Boston Communications Group, Inc..........................      645,750
 22,000 C-COR.net Corp............................................      313,500
    400 Cable Design Technologies Corp............................        4,640
  1,700 Carrier Access Corp.......................................        6,290
    800 Cenntennial Communications Corp...........................        3,640
  1,700 Commonwealth Telephone Enterprises, Inc...................       64,056
  7,600 Commscope Inc.............................................      125,400
 39,600 Computer Network Technology Corp..........................      481,536
  1,100 Conestoga Enterprises, Inc.*..............................       34,452
  2,800 Copper Mountain Networks, Inc.............................        2,408
  2,300 Ditigal Lightwave, Inc....................................       11,109
  8,100 DMC Stratex Networks, Inc.................................       36,288
  2,100 Dobson Communications Corp................................        5,061
 90,000 Emulex Corp.+.............................................    2,921,400
  6,100 FiberCore, Inc............................................       10,309
  1,300 Focal Communications Corp.+...............................          286
107,600 General Communication, Inc., Class A Shares...............      967,324
 98,100 Harmonic Inc..............................................    1,043,784
  1,800 Hickory Tech Corp.*.......................................       29,286
 69,500 IDT Corp..................................................    1,143,275
  1,400 Inet Technologies, Inc....................................       14,154
  9,000 InterDigital Communications Corp..........................       75,150
  2,050 Intrado Inc...............................................       29,213
173,700 Ixia......................................................    1,372,230
  3,800 JNI Corp..................................................       26,828
 39,300 Lantronix, Inc............................................       86,460
 78,300 Leap Wireless International, Inc..........................      368,793
  3,500 Lexent Inc................................................       10,710
 27,409 Lightbridge, Inc..........................................      268,060
  2,800 MasTec Inc................................................       16,128
  5,900 Metawave Communications Corp..............................        6,313


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Growth Investments
-------------------------------------------------------------------------

Shares                       Security                          Value
------------------------------------------------------------------------

Telecommunications -- 5.0% (continued)
 17,200 Metro One Telecommunications, Inc.................. $    384,420
  1,900 Micro General Corp.................................       20,710
 13,800 MRV Communications, Inc............................       34,638
  4,600 Netro Corp.........................................       13,616
822,800 New Focus, Inc.....................................    2,024,088
  5,500 Newport Corp.......................................      104,005
  3,200 Next Level Communications, Inc.....................        5,184
  3,400 NMS Communications Corp............................       11,900
    700 North Pittsburgh Systems, Inc.*....................       10,045
 25,000 NTELOS Inc.........................................      103,750
 17,400 Oplink Communications, Inc.........................       28,884
  1,500 Peco II, Inc.......................................        7,875
 35,300 Performance Technologies, Inc......................      333,867
  5,200 Plantronics, Inc.+.................................      104,000
317,500 Powerwave Technologies, Inc........................    4,137,025
  7,830 Price Communications Corp..........................      143,289
  4,500 Proxim, Inc........................................       17,145
108,500 RF Micro Devices, Inc.+............................    1,696,940
  1,300 Rural Cellular Corp., Class A Shares...............        4,836
665,400 SBA Communications Corp............................    1,596,960
  1,850 Sirenza Microdevices, Inc..........................        8,677
 59,200 Somera Communications, Inc.........................      476,560
120,800 SpectraLink Corp...................................    1,119,816
 11,079 Stratos Lightwave, Inc.............................       40,992
106,100 SymmetriCom, Inc...................................      663,125
 29,400 Terremark Worldwide, Inc...........................        7,644
 12,400 Tollgrade Communications, Inc......................      265,980
  5,400 Touch America Holdings, Inc........................       17,550
  3,400 Turnstone Systems, Inc.............................       15,504
  5,000 UbiquiTel Inc......................................        7,650
  5,400 Universal Access Global Holdings Inc...............       12,852
 42,200 US Unwired Inc., Class A Shares....................      200,028
 20,000 UTStarcom, Inc.....................................      405,000
  2,100 ViaSat, Inc........................................       26,985
  4,200 Visual Networks, Inc...............................       12,642
  4,300 Western Multipex Corp., Class A Shares.............        9,545
                                                            ------------
                                                              35,339,090
                                                            ------------

Toys/Games/Hobbies -- 0.0%
  1,300 Action Performance Cos., Inc.......................       52,845
  8,300 Boyds Collection, Ltd..............................       55,444
  6,100 The Topps Co., Inc.................................       58,499
                                                            ------------
                                                                 166,788
                                                            ------------

Transportation -- 1.0%
    950 Atlas Air Worldwide Holdings, Inc..................        8,569
    200 Covenant Transport, Inc., Class A Shares...........        3,004
  5,350 EGL, Inc...........................................       57,085
    300 Florida East Coast Industries, Inc., Class A Shares        7,314
  2,550 Forward Air Corp...................................       71,731
  9,700 GulfMark Offshore, Inc.............................      336,008
 37,456 Heartland Express, Inc.............................      843,884


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Small Capitalization Growth Investments
---------------------------------------------------------------------------------------------------------------------------

  Shares                                                       Security
---------------------------------------------------------------------------------------------------------------------------

Transportation -- 1.0% (continued)
    123,400 J.B. Hunt Transport Services, Inc................................................................. $  2,896,198
     33,625 Knight Transportation Inc.........................................................................      692,675
      1,300 Landstar Systems, Inc.............................................................................      106,964
      1,330 Offshore Logistics, Inc...........................................................................       22,051
      4,100 RailAmerica, Inc..................................................................................       45,346
      5,610 Swift Transportation Co., Inc.....................................................................      121,681
     58,000 U.S. Freightways Corp.*...........................................................................    2,088,000
                                                                                                               ------------
                                                                                                                  7,300,510
                                                                                                               ------------

Water -- 0.0%
      1,250 Connecticut Water Service, Inc.*..................................................................       35,113
        900 Middlesex Water Co.*..............................................................................       20,475
      3,237 Philadelphia Suburban Corp.*......................................................................       75,163
                                                                                                               ------------
                                                                                                                    130,751
                                                                                                               ------------
            TOTAL COMMON STOCK
            (Cost -- $680,117,402)............................................................................  654,542,682
                                                                                                               ------------
   Face
  Amount
------------
SHORT-TERM INVESTMENTS -- 7.5%
U.S. GOVERNMENT OBLIGATIONS -- 0.0%
$   180,000 U.S. Treasury Bills, 1.720% due 3/14/02++ (Cost -- $179,891)......................................      179,891
                                                                                                               ------------
REPURCHASE AGREEMENTS -- 7.5%
    861,000 J.P. Morgan Chase & Co., 1.800% due 3/1/02; Proceed at maturity -- $861,043;
              (Fully collateralized by U.S. Treasury Bonds, 8.500% due 2/15/20; Market value
              -- $877,514)....................................................................................      861,000
 51,868,000 Morgan Stanley Dean Witter & Co., 1.830% due 3/1/02; Proceed at maturity --
              $51,870,637; (Fully collateralized by U.S. Treasury Notes and Bonds, 3.875% to 8.750%
              due 8/31/02 to 5/15/20; Market value -- $52,931,472)............................................   51,868,000
                                                                                                               ------------
            TOTAL REPURCHASE AGREEMENTS
            (Cost -- $52,729,000).............................................................................   52,729,000
                                                                                                               ------------
            TOTAL SHORT-TERM INVESTMENTS
            (Cost -- $52,908,891).............................................................................   52,908,891
                                                                                                               ------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $733,026,293**).......................................................................... $707,451,573
                                                                                                               ============

--------
 +  All or a portion of this security is on loan (See Note 12).
 *  Income producing security.
 ++ All or a portion of this security is segregated for futures contracts commitments.
**  Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
---------------------------------------------------------------

 Shares                  Security                    Value
--------------------------------------------------------------
COMMON STOCK -- 97.1%

Australia -- 2.5%
    2,030 Amcor Ltd.............................. $      7,935
    1,921 AMP Diversified Property Trust.........        2,489
    2,694 AMP Ltd................................       26,102
    1,327 Aristocrat Leisure Ltd.................        3,939
    1,700 Australia and New Zealand Banking Group       16,191
    1,117 Australian Gas Light Co. Ltd...........        5,551
1,393,495 BHP Ltd. (a)...........................    8,480,824
    1,754 Boral Ltd..............................        3,649
    2,309 Brambles Industries Ltd................       10,848
    2,449 Coca-Cola Amatil Ltd...................        7,385
      100 Cochlear Ltd...........................        1,948
    2,913 Coles Myer Ltd.........................       13,142
  129,113 Commonwealth Bank of Australia.........    2,156,604
    1,703 Computershare Ltd......................        2,286
      289 CSL Ltd................................        6,385
    1,742 CSR Ltd................................        5,791
    1,750 David Jones Ltd........................        1,021
    4,698 ERG Ltd................................          764
    3,644 Foster's Brewing Group Ltd.............        8,728
    2,650 Futuris Corp. Ltd......................        2,421
    3,432 General Property Trust.................        4,854
3,453,013 Goodman Fielder Ltd....................    2,780,620
      931 Iluka Resources Ltd....................        2,307
    1,272 James Hardie Industries Ltd............        3,808
      831 Leighton Holdings Ltd..................        4,526
    1,347 Lend Lease Corp. Ltd...................        8,226
2,085,911 M.I.M. Holdings Ltd....................    1,414,849
    3,031 Mayne Nickless Ltd.....................        8,950
    1,933 Mirvac Group...........................        3,891
    3,738 National Australia Bank Ltd............       69,059
    1,038 Newcrest Mining Ltd....................        2,438
    2,154 Newmont Mining Corp....................        5,123
    4,136 News Corp. Ltd.........................       26,047
    5,335 News Corp. Ltd., Preferred Shares......       28,063
    1,990 OneSteel Ltd...........................        1,506
    1,182 Orica Ltd..............................        4,753
    3,978 Pacific Dunlop Ltd.....................        2,320
    1,369 PaperlinX Ltd..........................        3,795
    1,623 QBE Insurance Group Ltd................        6,535
      750 Rio Tinto Ltd..........................       15,487
    1,898 Santos Ltd.............................        5,937
      525 Sons of Gwalia Ltd.....................        1,816
    1,189 Southcorp Ltd..........................        4,039
    2,721 Stockland Trust Group..................        6,082
      677 Suncorp-Metway Ltd.....................        4,648
    1,169 TABCORP Holdings Ltd...................        6,754
   11,955 Telstra Corp. Ltd......................       31,843
    1,555 Transurban Group.......................        3,243
      884 Wesfarmers Ltd.........................       14,663
    3,622 Westfield Trust........................        6,076
    4,216 Westpac Banking Corp. Ltd..............       35,970


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
--------------------------------------------------------

 Shares               Security                Value
-------------------------------------------------------

Australia -- 2.5% (continued)
    2,666 WMC Ltd......................... $     13,211
    2,005 Woolworths Ltd..................       12,545
                                           ------------
                                             15,307,987
                                           ------------

Austria -- 0.0%
      484 Bayerische Hypo-und Vereinsbank.       14,682
                                           ------------

Belgium -- 0.5%
      284 AGFA-Gevaert NV.................        3,456
       75 Colruyt S.A.....................        2,790
      217 DelhaizeLe Lion S.A.............        9,629
      937 Dexia...........................       14,038
      118 Electrabel S.A..................       23,405
    2,029 Fortis Bank Nederland...........       45,018
      250 Groupe Bruxelles Lambert S.A....       13,786
  104,255 Interbrew.......................    2,818,141
      527 KBC Bankverzekeringsholding.....       16,219
      233 Solvay S.A......................       15,489
      316 UCB S.A.........................       12,669
       58 Union Miniere S.A...............        2,394
                                           ------------
                                              2,977,034
                                           ------------

Brazil -- 0.3%
   24,841 Embratel Participacoes S.A. ADR.      545,260
   49,386 Petroleo Brasileiro S.A.........    1,209,957
                                           ------------
                                              1,755,217
                                           ------------

Canada -- 0.9%
   52,500 Bombardier Inc..................      462,995
  112,183 Manulife Financial Corp.........    2,901,586
   75,115 Royal Bank of Canada............    2,373,999
                                           ------------
                                              5,738,580
                                           ------------

China -- 0.9%
2,729,100 Aluminum Corp. of China Ltd. (b)      633,348
1,158,400 China Mobile Ltd. (c)...........    3,341,838
2,602,000 People's Food Holdings Ltd......    1,235,733
                                           ------------
                                              5,210,919
                                           ------------

Denmark -- 0.7%
       10 Carlsberg A/S, Class B Shares...          411
        2 D/S 1912, Class B Shares........       15,132
        2 D/S Svendborg, Class B Shares...       20,254
      150 Danisco A/S.....................        5,308
  103,070 Danske Bank A/S (c).............    1,559,667
       43 Group 4 Falck A/S...............        4,580
       86 H. Lundbeck A/S.................        2,583
      103 ISS A/S (b).....................        5,036
   42,880 Novo Nordisk A/S, Class B Shares    1,664,589
      158 Novozymes A/S...................        3,200
   35,000 TDS A/S.........................    1,087,766


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
----------------------------------------------------------------------------

 Shares                         Security                          Value
---------------------------------------------------------------------------

Denmark -- 0.7% (continued)
      258 Vestas Wind Systems A/S............................. $      6,051
      129 William Demant A/S..................................        3,018
                                                               ------------
                                                                  4,377,595
                                                               ------------

Finland -- 2.5%
      483 Fortum Oyj..........................................        2,465
      106 Hartwall Oyj AB (c).................................        2,655
      100 Instrumentarium Corp................................        4,840
       40 Kone Corp...........................................        3,460
      301 Metso Corp..........................................        3,382
   58,448 Nokia Oyj...........................................    1,213,965
  300,103 Nokia Oyj AB........................................    6,344,354
      200 Outokumpu Oyj.......................................        2,336
      100 Pohjola Group Insurance Corp., Class B Shares.......        2,076
      700 Sampo Insurance Co. Ltd., Class A Shares............        5,443
    1,900 Sonera Oyj..........................................        8,875
  578,672 Stora Enso Oyj (c)..................................    7,508,265
      180 TietoEnator Oyj.....................................        4,578
   11,470 UPM-Kymmene Oyj.....................................      407,775
                                                               ------------
                                                                 15,514,469
                                                               ------------

France -- 13.3%
   63,189 Accor S.A...........................................    2,320,251
      187 Air Liquide S.A.....................................       26,415
    2,502 Alcatel.............................................       34,736
  145,619 Aventis S.A.........................................   10,801,132
  155,952 Axa.................................................    2,907,061
  212,476 BNP Paribas S.A.....................................   10,301,521
      687 Bouygues S.A........................................       19,610
      244 Cap Gemini S.A......................................       16,178
   47,321 Carrefour Supermarche S.A. (c)......................    2,136,684
      182 Casino Guichard Perrachon S.A.......................       11,957
      326 Casino Guichard Perrachon S.A., Preferred Shares (b)          880
       74 Club Mediterranee S.A...............................        3,149
      178 Compagnie de Saint-Gobain...........................       27,638
      186 Dassault Systemes S.A...............................        8,551
      310 Essilor International S.A...........................       10,439
  195,099 European Aeronautic Defense (c).....................    2,458,841
    1,608 France Telecom S.A..................................       42,353
    9,408 Galeries Lafayette..................................    1,122,219
   18,808 Groupe Danone.......................................    2,163,765
       49 Imerys S.A..........................................        5,154
      268 Lafarge S.A.........................................       23,066
      422 Lagardere S.C.A.....................................       17,171
    1,178 L'Oreal S.A.........................................       82,333
      854 LVMH Moet Hennessy Louis Vuitton S.A................       39,890
      413 Michelin............................................       15,683
  149,191 Nexans S.A..........................................    2,658,433
   76,750 Pechiney S.A........................................    3,950,128
      173 Pernod-Ricard S.A...................................       13,468
      245 Pinault-Printemps-Redoute S.A.......................       25,622
   24,515 PSA Peugeot Citroen.................................    1,066,635


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
---------------------------------------------------------------------------------

 Shares                           Security                             Value
--------------------------------------------------------------------------------

France -- 13.3% (continued)
      423 Publicis S.A............................................. $     11,167
      116 Sagem S.A. (c)...........................................        6,999
   70,433 Sanofi S.A...............................................    4,624,170
   41,392 Schneider Electric S.A...................................    2,076,636
      169 Societe BIC S.A..........................................        5,701
   48,649 Societe Generale.........................................    2,878,365
      308 Sodexho Alliance S.A.....................................       12,202
   51,350 STMicroelectronics NV....................................    1,522,195
  211,223 Suez Lyonnaise des Eaux S.A..............................    5,883,191
       49 Technip S.A..............................................        6,163
      328 Thales S.A...............................................       10,682
   51,741 Total Fina S.A., Class B Shares..........................    7,604,035
      143 Unibail S.A..............................................        7,422
  228,857 Usinor S.A. (b)..........................................    3,167,379
   51,412 Valeo S.A................................................    2,147,522
   25,647 Vinci S.A................................................    1,564,017
  206,138 Vivendi Universal S.A....................................    8,002,520
      160 Zodiac S.A...............................................        3,183
                                                                    ------------
                                                                      81,844,512
                                                                    ------------

Germany -- 7.6%
   40,700 Adidas-Salomon AG........................................    2,629,849
   34,817 Allianz AG...............................................    7,794,199
       77 Altana AG................................................        3,850
    1,300 BASF AG..................................................       50,096
   51,564 Bayer AG.................................................    1,636,924
      500 Bayerische Hypo-und Vereinsbank AG.......................       15,181
      200 Beiersdorf AG............................................       22,057
      100 Buderus AG...............................................        2,290
      500 Continental AG...........................................        7,201
    2,127 DaimlerChrysler AG.......................................       85,168
  126,900 Degussa AG...............................................    3,677,243
   29,186 Deutsche Bank AG.........................................    1,724,293
   79,434 Deutsche Lufthansa AG....................................    1,226,480
      368 Deutsche Post AG.........................................        4,743
    5,538 Deutsche Telekom AG......................................       78,323
       30 Douglas Holding AG.......................................          745
  102,211 E.On AG..................................................    5,004,136
       62 Epcos AG.................................................        2,381
   19,320 Fresenius Medical Care AG................................    1,002,707
       69 Gehe AG..................................................        2,751
       78 Heidelberger Zement AG...................................        3,532
   38,400 Hochtief AG..............................................    2,175,647
      290 Hugo Boss AG.............................................        6,121
      378 Infineon Technologies AG.................................        8,632
      661 Kamps AG.................................................        6,118
      100 KarstadtQuelle AG........................................        3,547
      200 Linde AG.................................................        9,091
      500 MAN AG...................................................       10,164
       61 Marschollek, Lautenschlaeger und Partner AG..............        3,166
      150 Merck KGaA...............................................        4,348
   32,814 Metro AG.................................................    1,081,434


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
---------------------------------------------------------------------

 Shares                     Security                       Value
--------------------------------------------------------------------

Germany -- 7.6% (continued)
   22,665 Muenchener Rueckversicherungs AG (c)......... $  5,518,746
      368 Preussag AG..................................       10,489
      148 ProSiebenSat.1 Media AG......................        1,101
    1,128 RWE AG.......................................       39,875
   25,829 SAP AG.......................................    3,530,047
   53,050 Schering AG..................................    3,170,876
      150 SGL Carbon AG (b)............................        2,855
  104,212 Siemens AG...................................    6,156,789
      900 ThyssenKrupp AG..............................       13,406
      810 Volkswagen AG................................       35,948
      267 WCM Beteiligungs-Und Grundbesitz AG (c)......        2,407
                                                        ------------
                                                          46,764,956
                                                        ------------

Greece -- 0.1%
      270 Alpha Bank A.E...............................        4,153
      170 Coca-Cola Hellenic Bottling Co. S.A..........        2,285
      120 Commercial Bank of Greece....................        3,205
      240 EFG Eurobank Ergasias........................        2,811
      345 Fourlis S.A..................................        1,104
   41,700 Hellenic Telecommunications Organization S.A.      618,969
      330 National Bank of Greece S.A..................        6,862
      340 Panafon Hellenic Telecom S.A.................        1,647
       50 Titan Cement Co..............................        1,723
                                                        ------------
                                                             642,759
                                                        ------------

Hong Kong -- 2.8%
    4,808 Bank of East Asia, Ltd. (c)..................        9,155
  437,000 Cathay Pacific Airways.......................      655,559
7,378,000 China Rare Earth Holdings Ltd. (b)...........    1,891,965
    6,100 CLP Holdings Ltd.............................       24,559
    1,630 Esprit Holdings Ltd..........................        2,780
    3,300 Hang Seng Bank Ltd...........................       36,176
    3,000 Henderson Land Development Co. Ltd...........       11,693
   18,220 Hong Kong & China Gas Co. Ltd................       25,463
2,174,000 Hung Hing Printing Group Ltd.................    1,114,972
  472,600 Hutchison Whampoa Ltd........................    3,847,794
      275 Hysan Development Co. Ltd....................          280
   28,000 JCG Holdings Ltd.............................       17,412
   12,591 Johnson Electric Holdings Ltd................       14,529
   10,000 Li & Fung Ltd................................       13,463
      745 New World Development Co. Ltd................          607
   50,808 Pacific Century CyberWorks Ltd. (b)..........       12,628
      286 Shangri-La Asia Ltd..........................          246
    1,171 Sino Land Co. Ltd............................          398
  404,000 Sun Hung Kai Properties Ltd. (c).............    2,887,823
    3,500 Swire Pacific Ltd., Class A Shares...........       19,027
1,844,000 Techtronic Industries Co., Ltd...............    1,170,336
1,804,000 Texwinca Holdings Ltd........................    1,035,080
    8,607 Wharf Holdings Ltd...........................       18,926
1,729,300 Yue Yuen Industrial Holdings Ltd.............    4,234,948
                                                        ------------
                                                          17,045,819
                                                        ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
-----------------------------------------------------------------------------------

 Shares                            Security                              Value
----------------------------------------------------------------------------------

Ireland -- 0.8%
    2,365 Allied Irish Banks PLC..................................... $     26,390
  324,455 Bank of Ireland............................................    3,185,308
   94,910 CRH PLC....................................................    1,580,369
      862 Elan Corp. PLC (b).........................................       11,930
      464 Irish Life & Permanent PLC.................................        5,137
      245 Kerry Group PLC, Class A Shares............................        3,253
    1,027 Ryanair Holdings PLC (b)...................................        6,174
    1,722 Smurfit Jefferson..........................................        3,947
                                                                      ------------
                                                                         4,822,508
                                                                      ------------

Israel -- 0.3%
   73,500 Orbotech, Ltd. (b).........................................    1,902,915
                                                                      ------------

Italy -- 4.2%
    2,000 Alitalia S.p.A. (c)........................................        1,479
      750 Arnoldo Mondadori Editore S.p.A............................        4,749
    2,728 Assicurazioni Generali S.p.A...............................       67,488
      390 Autogrill S.p.A............................................        3,930
    3,109 Autostrade - Concessioni e Costruzioni Autostrade S.p.A....       22,644
    2,684 Banca di Roma S.p.A........................................        6,292
    1,000 Banca Popolare di Milano...................................        3,728
      270 Benetton Group S.p.A.......................................        3,267
    5,153 Bipop-Carire S.p.A. (c)....................................        6,802
      500 Bulgari S.p.A. (c).........................................        3,841
    7,401 Enel S.p.A.................................................       41,548
  789,455 ENI S.p.A..................................................   10,819,184
    1,318 Fiat S.p.A. (c)............................................       15,142
    1,035 Gruppo Editoriale L'Espresso S.p.A. (c)....................        3,214
   19,600 Industrie Natuzzi S.p.A....................................      281,260
  149,800 Industrie Natuzzi S.p.A. ADR...............................    2,149,630
    2,666 IntesaBci S.p.A............................................        4,428
   12,927 Italcementi S.p.A. (c).....................................       35,250
      916 Italgas S.p.A..............................................        8,637
  517,492 Mediaset S.p.A. (c)........................................    4,182,210
    1,650 Mediobanca S.p.A...........................................       17,627
    3,195 Parmalat Finanziaria S.p.A.................................        9,866
    3,000 Pirelli S.p.A..............................................        4,515
      600 Rinascente S.p.A...........................................        2,029
  138,936 Riunione Adriatica di Sicurta S.p.A........................    1,627,231
  147,166 Saipem S.p.A...............................................      850,354
    2,635 Sanpaolo IMI S.p.A.........................................       26,781
  456,550 Snam Rete Gas S.p.A. (b)...................................    1,243,984
    1,200 Snia S.p.A.................................................        2,076
   15,500 Telecom Italia Mobil S.p.A.................................       72,535
  143,253 Telecom Italia S.p.A. (c)..................................    1,172,224
    2,201 Telecom Italia S.p.A. di Risp NC...........................       11,415
      515 Tiscali S.p.A. (b).........................................        4,138
  810,586 Unicredito Italiano S.p.A..................................    3,148,193
                                                                      ------------
                                                                        25,857,691
                                                                      ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
--------------------------------------------------------------------

 Shares                     Security                      Value
-------------------------------------------------------------------

Japan -- 16.4%
    1,000 The 77 Bank, Ltd............................ $      3,744
      300 Acom Co. Ltd................................       16,454
      200 Advantest Corp..............................       13,181
    1,000 Aeon Co. Ltd. (c)...........................       20,176
    1,000 Ajinomoto Co. Inc...........................        8,369
    1,000 Amada Co. Ltd...............................        4,693
      200 Aoyama Trading Co. Ltd......................        1,569
    1,000 ASAHI BREWERIES, Ltd........................        7,734
    3,000 Asahi Glass Co., Ltd........................       16,679
    3,000 Asahi Kasei Corp............................        8,922
      100 ASATSU-DK Inc...............................        1,973
    1,000 The Ashikaga Bank, Ltd. (b).................        1,158
   31,700 AUTOBACS SEVEN CO., Ltd.....................      685,758
    1,000 Bank of Fukuoka Ltd. (c)....................        3,123
    3,000 Bank of Yokohama Ltd. (c)...................        9,864
      200 Benesse Corp................................        4,155
  627,000 Bridgestone Corp............................    7,894,601
  191,000 Canon Inc...................................    6,693,742
    1,000 Casio Computer Co. Ltd......................        3,699
        4 Central Japan Railway Co....................       21,730
    1,000 Chugai Pharmaceutical Co. Ltd...............       10,357
      700 Chuo Mitsui Trust & Banking Co., Ltd........       11,508
    1,000 Citizen Watch Co. Ltd.......................        4,984
      400 Credit Saison Co. Ltd.......................        7,727
      200 CSK Corp....................................        4,319
    2,000 Dai Nippon Printing Co. Ltd.................       19,234
    1,000 Daicel Chemical Industries Ltd..............        2,772
    2,000 Daiei Inc. (b)..............................        1,524
    1,000 Daiichi Pharmaceutical Co. Ltd..............       18,831
    1,000 Daimaru Inc.................................        2,989
    2,000 Dainippon Ink & Chemical Inc................        3,019
      300 Daito Trust Construction Co. Ltd............        4,239
   11,000 Daiwa Bank Ltd. (b)(c)......................        9,370
    1,000 Daiwa House Industry Co. Ltd................        4,939
    3,000 Daiwa Securities Group Inc..................       18,180
    1,000 Denki Kagaku Kogyo K.K......................        2,122
    1,700 DENSO Corp..................................       25,914
      245 DENTSU Inc..................................    1,067,327
        9 East Japan Railway Co.......................       34,299
    1,000 Ebara Corp..................................        5,365
      800 Eisai Co. Ltd...............................       19,249
   58,900 Fanuc Ltd...................................    3,010,469
      100 Fuji Machine Manufacturing Co...............        1,524
    1,000 Fuji Photo Film Co. Ltd.....................       31,534
      100 Fuji Soft ABC Inc...........................        2,982
        1 Fuji Television Network Inc.................        4,932
    1,000 Fujikura Ltd................................        3,325
  405,000 Fujirebio Inc...............................    3,147,394
    4,000 Fujitsu Ltd.................................       26,213
  474,000 Furukawa Electric Co. Ltd...................    2,160,583
    1,000 Gunma Bank Ltd..............................        4,469
    1,000 Gunze Ltd...................................        3,228


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
---------------------------------------------------------------------

 Shares                     Security                       Value
--------------------------------------------------------------------

Japan -- 16.4% (continued)
      100 HIROSE ELECTRIC Co., Ltd..................... $      7,159
  156,000 Hitachi Ltd..................................      993,178
    2,000 Hitachi Zosen Corp. (b)......................          882
    2,000 Hokuriku Bank Ltd. (b).......................        2,840
  171,900 Honda Motor Co. Ltd..........................    6,872,146
  154,000 Hosiden Corp.................................    1,930,970
      300 Hoya Corp....................................       19,727
    1,000 Isetan Co. Ltd...............................        8,160
    1,000 Ishihara Sangyo Kaisha Ltd. (b)..............        1,420
    3,000 Ishikawajima-Harima Heavy Industries Co. Ltd.        4,125
    3,000 Itochu Corp..................................        8,182
   26,000 ItoYokado Co. Ltd............................    1,043,303
    4,000 Japan Airlines Co. Ltd.......................       10,760
    3,000 Japan Energy Corp............................        3,654
        3 Japan Tobacco Inc............................       17,037
  312,000 JGC Corp. (c)................................    2,105,257
    1,600 Joyo Bank Ltd................................        4,316
    2,000 Kajima Corp..................................        4,977
    1,000 Kamigumi Co. Ltd.............................        3,744
      200 Kandenko Co. Ltd.............................          822
    1,000 Kanebo Ltd. (b)..............................        1,607
    1,000 Kaneka Corp..................................        6,000
    2,400 Kansai Electric Power Co., Inc...............       34,272
  133,000 Kao Corp.....................................    2,499,496
      100 Katokichi Co. Ltd............................        1,341
    3,000 Kawasaki Heavy Industries Ltd................        2,578
    1,000 Kawasaki Kisen Kaisha Ltd. (c)...............        1,151
    8,000 Kawasaki Steel Corp..........................        8,847
      930 Keihin Electric Express Railway Co. Ltd......        3,697
      600 Kikkoman Corp................................        2,941
      500 Kinden Corp..................................        1,775
    3,940 Kinki Nippon Railway Co. Ltd. (c)............       11,983
    2,000 Kirin Brewery Co. Ltd........................       12,868
      300 Kissei Pharmaceutical Co. Ltd................        3,923
    2,000 Komatsu Ltd..................................        6,546
      300 Konami Corp..................................        5,548
    1,000 Konica Corp..................................        5,956
    3,000 Kubota Corp..................................        8,339
    1,000 Kuraray Co. Ltd..............................        6,023
      800 Kurita Water Industries Ltd..................        9,625
      400 Kyocera Corp.................................       23,972
    1,000 Kyowa Hakko Kogyo Co. Ltd....................        4,887
    4,000 Marubeni Corp. (b)...........................        2,989
    1,000 Marui Co. Ltd................................       10,461
  297,000 Matsushita Electric Industrial Co. Ltd.......    3,597,512
    1,000 Meiji Dairies Corp...........................        2,309
    1,000 Meiji Seika Kaisha Ltd.......................        3,355
      100 Meitec Corp..................................        2,369
    1,000 Minebea Co. Ltd..............................        5,731
    5,000 Mitsubishi Chemical Co.......................       10,723
    4,000 Mitsubishi Corp..............................       27,768
    5,000 Mitsubishi Electric Corp.....................       17,971


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)



International Equity Investments
---------------------------------------------------------------

 Shares                  Security                    Value
--------------------------------------------------------------

Japan -- 16.4% (continued)
    3,000 Mitsubishi Estate Co. Ltd. (b)......... $     20,983
    1,000 Mitsubishi Gas Chemical Co., Inc.......        1,741
    8,000 Mitsubishi Heavy Industries Ltd........       21,879
    3,000 Mitsubishi Materials Corp..............        4,663
    1,000 Mitsubishi Paper Mills Ltd. (c)........        1,480
    1,000 Mitsubishi Rayon Co., Ltd..............        2,638
       11 Mitsubishi Tokyo Financial Group.......       66,415
    4,000 Mitsui & Co. Ltd.......................       22,298
    2,000 Mitsui Engineering & Shipbuilding Co.
           Ltd. (b)..............................        1,793
    2,000 Mitsui Fudosan Co. Ltd.................       14,855
    1,000 Mitsui Mining & Smelting Co. Ltd.......        3,378
    3,000 Mitsui Sumitomo Insurance Co., Ltd.....       12,980
    2,000 Mitsui Trust Holdings, Inc.............        2,720
    1,000 Mitsukoshi Ltd.........................        2,511
       17 Mizuho Holdings Inc....................       32,139
   42,900 Murata Manufacturing Co. Ltd...........    2,667,125
      100 Namco Ltd..............................        1,678
      450 Nankai Electric Railway Co. Ltd........        1,110
    4,000 NEC Corp...............................       29,083
    1,000 NGK INSULATORS, Ltd....................        6,479
    1,000 NGK SPARK PLUG Co., Ltd................        8,788
    1,000 NICHIREI Corp..........................        2,429
      100 Nidec Corp. (c)........................        6,471
    2,000 Nikko Cordial Corp.....................        7,697
    1,000 NIKON Corp.............................        9,042
   14,800 Nintendo Co., Ltd......................    2,183,090
   71,500 Nippon Broadcasting System.............    2,094,377
    2,000 Nippon Express Co., Ltd................        7,099
    1,000 Nippon Meat Packers Inc................        8,668
    3,000 Nippon Mitsubishi Oil Corp.............       12,778
    1,000 Nippon Sheet Glass Co. Ltd.............        2,884
   15,000 Nippon Steel Corp......................       22,642
       19 Nippon Telegraph & Telephone Corp......       60,624
        2 Nippon Unipac Holdings (c).............       10,028
    3,000 Nippon Yusen K.K.......................        9,438
    1,000 Nishimatsu Construction Co., Ltd. (c)..        2,653
1,310,000 Nissan Motor Co. Ltd. (c)..............    8,545,713
    1,000 Nisshin Seifun Group Inc...............        5,477
    1,000 Nisshinbo Industries Inc...............        3,624
      300 Nissin Food Products Co. Ltd...........        5,178
   66,900 Nitori Co., Ltd........................    1,399,738
      400 Nitto Denko Corp.......................       10,760
  301,000 Nomura Securities Co. Ltd..............    3,441,285
    1,000 NSK Ltd................................        3,938
    1,000 NTN Corp...............................        2,167
      231 NTT DoCoMo, Inc........................    2,399,327
    2,000 Obayashi Corp..........................        5,141
    2,000 OJI PAPER CO., Ltd.....................        9,611
    1,000 Okumura Corp. (c)......................        2,854
    1,000 Olympus Optical Co. Ltd................       13,264
    1,000 Omron Corp.............................       12,479
      200 Oriental Land Co. Ltd..................       11,433


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
-------------------------------------------------------------------------

 Shares                       Security                         Value
------------------------------------------------------------------------

Japan -- 16.4% (continued)
   49,500 Orix Corp. (c)................................... $  3,776,537
    6,000 Osaka Gas Co. Ltd................................       13,675
   53,400 PIONEER Corp.....................................    1,021,513
      300 Promise Co. Ltd..................................       12,666
    1,000 RICOH Co., Ltd...................................       17,747
   22,410 Rohm Co. Ltd.....................................    3,240,303
    1,000 Sankyo Co. Ltd...................................       14,609
      200 Sanrio Co. Ltd...................................        1,427
    4,000 Sanyo Electric Co. Ltd...........................       17,067
    1,000 Sapporo Breweries Ltd............................        2,473
      500 Secom Co. Ltd....................................       22,231
      400 Sega Corp. (b)...................................        6,247
    1,000 Seiyu Ltd. (c)...................................        2,167
    1,000 Sekisui Chemical Co. Ltd.........................        2,421
    2,000 Sekisui House Ltd................................       12,897
  637,000 Sharp Corp.......................................    7,615,915
      100 Shimachu Co. Ltd.................................        1,307
      100 Shimamura Co. Ltd................................        5,648
      300 Shimano Inc......................................        3,537
    2,000 Shimizu Corp.....................................        6,546
   86,600 Shin-Etsu Chemical Co. Ltd.......................    3,287,338
    1,000 Shionogi & Co. Ltd...............................       14,564
    1,000 Shiseido Co. Ltd.................................        9,385
    2,000 Shizuoka Bank Ltd................................       11,747
    2,000 Sho-Bond Corp. (b)...............................        2,585
    1,000 Showa Denko K.K..................................        6,426
      200 SMC Corp.........................................       22,238
    1,000 Snow Brand Milk Products Co. Ltd.................          942
      800 Softbank Corp. (c)...............................       10,778
   79,900 Sony Corp........................................    3,630,054
    8,000 SRL Inc..........................................       61,154
    4,000 Sumitomo Chemical Co. Ltd........................       14,915
    3,000 Sumitomo Corp....................................       15,490
    2,000 Sumitomo Electric Industries, Ltd................       12,703
    1,000 Sumitomo Heavy Industries Ltd....................          583
    9,000 Sumitomo Metal Industries Ltd. (b)...............        3,430
    1,000 Sumitomo Metal Mining Co.........................        3,833
   11,000 Sumitomo Mitsui Banking Corp.....................       40,770
    1,000 Sumitomo Osaka Cement Co.........................        1,278
    2,000 Taiheiyo Cement Corp.............................        2,869
    2,000 Taisei Corp. (c).................................        4,439
    1,000 Taisho Pharmaceutical Co. Ltd....................       14,930
    1,000 Takashimaya Co. Ltd..............................        5,096
    2,000 Takeda Chemical Industries Ltd...................       81,151
      330 Takefuji Corp....................................       20,097
    2,000 Teijin Ltd.......................................        6,725
    1,000 Teikoku Oil Co. Ltd..............................        4,050
      500 Terumo Corp......................................        6,079
    2,000 Tobu Railway Co. Ltd.............................        4,947
    1,000 Toda Corp........................................        2,376
    1,100 Tohoku Electric Power Co. Ltd....................       14,319
    3,000 Tokio Marine & Fire Insurance Co. Ltd............       21,543


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)



International Equity Investments
-------------------------------------------------------------------------

 Shares                       Security                         Value
------------------------------------------------------------------------

Japan -- 16.4% (continued)
    3,100 Tokyo Electric Power Co.......................... $     58,606
   51,500 Tokyo Electron Ltd...............................    3,328,788
    6,000 Tokyo Gas Co. Ltd................................       15,468
    2,000 Tokyu Corp.......................................        5,739
    2,000 Toppan Printing Co. Ltd..........................       17,172
    3,000 Toray Industries Inc.............................        7,241
    7,000 Toshiba Corp.....................................       25,892
    1,000 Tosoh Corp.......................................        2,414
    1,000 Toto Ltd.........................................        4,214
    2,000 Toyobo Co. Ltd...................................        2,511
  102,300 Toyota Motor Corp................................    2,614,355
      100 Trans Cosmos Inc.................................        2,324
    2,000 UBE Industries Ltd...............................        1,958
        3 UFJ Holdings, Inc................................        6,367
      200 Uni-Charm Corp...................................        4,917
      100 World Co. Ltd....................................        2,242
   12,900 YAMADA DENKI Co., Ltd............................      780,796
  325,000 Yamaguchi Bank Ltd...............................    2,015,692
   56,000 Yamanouchi Pharmaceutical Co. Ltd................    1,460,415
    1,000 Yamato Transport Co. Ltd.........................       15,804
    1,000 Yamazaki Baking Co. Ltd..........................        5,216
    1,000 Yokogawa Electric Corp...........................        7,928
                                                            ------------
                                                             101,243,938
                                                            ------------

Malaysia -- 0.0%
        1 Public Bank Berhad...............................            1
                                                            ------------

Mexico -- 0.5%
   25,400 America Movil S.A. de C.V. ADR...................      459,740
   54,201 Cemex S.A........................................    1,322,504
1,098,900 Grupo Financiero BBVA Bancomer, S.A. (b).........    1,144,199
                                                            ------------
                                                               2,926,443
                                                            ------------

Netherlands -- 8.4%
    3,208 ABN AMRO Holding NV..............................       55,859
    2,852 Aegon NV.........................................       62,069
      611 Akzo Nobel NV....................................       26,954
      990 ASML Lithography Holding NV (b)..................       20,295
  280,700 BE Semiconductor Industries (b)..................    2,015,285
   54,034 Buhrmann NV......................................      623,971
   75,132 Draka Holding....................................    2,599,566
    1,572 Elsevier NV......................................       20,125
      726 Getronics NV.....................................        1,890
      229 Hagemeyer NV.....................................        4,003
   79,057 Heijmans NV......................................    1,689,091
      837 Heineken NV......................................       34,093
  160,700 Hunter Douglas NV................................    4,656,682
       61 IHC Caland NV....................................        3,118
  287,005 ING Groep NV.....................................    6,824,645
   62,799 Koninklijke Ahold NV.............................    1,447,657
      155 Koninklijke Luchtvaart Maatschappij NV...........        2,131
  510,180 Koninklijke (Royal) KPN NV (b)...................    2,436,007


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
-----------------------------------------------------------------------------------------------------------------

 Shares                                           Security                                             Value
----------------------------------------------------------------------------------------------------------------

Netherlands -- 8.4% (continued)
  295,789 Koninklijke (Royal) Philips Electronics NV............................................... $  7,726,892
      196 Koninklijke Vendex KBB NV................................................................        2,204
      186 Oce NV...................................................................................        1,899
      136 Qiagen NV (b)............................................................................        2,135
    5,339 Royal Dutch Petroleum Co.................................................................      275,478
  152,209 TPG NV...................................................................................    3,130,892
   74,604 Unilever NV (a)..........................................................................    4,336,579
  338,500 Unit 4 Agresso NV (b)....................................................................    2,781,622
      240 Vedior NV................................................................................        2,699
  159,848 VNU NV...................................................................................    4,728,781
  301,009 Wolters Kluwer NV........................................................................    6,483,279
                                                                                                    ------------
                                                                                                      51,995,901
                                                                                                    ------------

Norway -- 0.3%
      100 Bergesen d.y. ASA........................................................................        1,863
    1,000 DnB Holding ASA..........................................................................        5,016
      100 Elkem ASA................................................................................        2,009
      108 Frontline Ltd............................................................................        1,182
       41 Gjensidige NOR Sparebank.................................................................        1,330
      568 Norsk Hydro ASA..........................................................................       19,560
      400 Orkla ASA................................................................................        6,868
      200 Petroleum Geo-Services ASA (b)...........................................................        1,111
      100 Schibsted ASA............................................................................          971
  214,200 Smedvig ASA..............................................................................    1,574,523
      771 Statoil ASA (b)..........................................................................        5,581
    4,200 Storebrand ASA (c).......................................................................       24,510
      198 Tandberg ASA (b).........................................................................        2,289
      952 Telenor ASA (c)..........................................................................        3,686
      314 Tomra Systems ASA........................................................................        2,537
                                                                                                    ------------
                                                                                                       1,653,036
                                                                                                    ------------

Poland -- 0.1%
   31,551 Bank Pekao S.A. (b)......................................................................      788,775
                                                                                                    ------------

Portugal -- 0.3%
    6,679 Banco Comercial Portugues, S.A...........................................................       23,283
    8,806 EDP--Electricidade de Portugal, S.A......................................................       16,986
  274,701 Portugal Telecom S.A., Registered Shares (b).............................................    1,936,572
                                                                                                    ------------
                                                                                                       1,976,841
                                                                                                    ------------

Russia -- 0.2%
    2,639 Lukoil ADR...............................................................................      128,018
   56,000 Surgutneftegaz ADR.......................................................................      848,400
                                                                                                    ------------
                                                                                                         976,418
                                                                                                    ------------

Singapore -- 1.3%
       13 Cycle & Carriage Ltd.....................................................................           32
1,030,000 DBS Group Holdings Ltd...................................................................    7,590,480
    4,000 Oversea-Chinese Banking Corp., Ltd.......................................................       27,731
    4,000 Singapore Airlines Ltd...................................................................       29,696
    1,000 Singapore Press Holdings Ltd.............................................................       11,955


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
-----------------------------------------------------------------------

 Shares                      Security                        Value
----------------------------------------------------------------------

Singapore -- 1.3% (continued)
    9,000 Singapore Technologies Engineering............. $     11,889
   20,000 Singapore Telecommunications Ltd...............       17,687
    9,600 Star Cruises Public Co. Ltd. (b)...............        3,600
    4,000 United Overseas Bank Ltd.......................       30,351
                                                          ------------
                                                             7,723,421
                                                          ------------

South Korea -- 3.9%
  192,500 Korea Telecom Corp. ADR........................    4,292,750
    9,556 Pohang Iron & Steel Co., Ltd...................    1,057,447
  365,395 Pohang Iron & Steel Co., Ltd. ADR..............   10,128,749
   32,485 Samsung Electronics Co., Ltd...................    8,416,312
                                                          ------------
                                                            23,895,258
                                                          ------------

Spain -- 3.2%
      751 Altadis........................................       12,440
  378,158 Banco Bilbao Vizcaya S.A.......................    4,363,604
   76,755 Banco Popular Espanol..........................    2,708,836
   11,103 Banco Santander S.A............................       88,550
    2,603 Endesa S.A.....................................       39,043
    1,101 GAS Natural SDG S.A............................       19,200
  221,796 Iberdrola S.A..................................    2,791,467
      501 Industria de Diseno Textil, S.A. (b)...........        9,820
      186 Puleva Biotech S.A. (b)........................          681
    3,002 Repsol S.A.....................................       37,107
  173,050 Telefonica, S.A................................       38,919
  842,241 Telefonica, S.A. (b)...........................    9,820,693
      749 Union Electrica Fenosa S.A.....................       11,500
                                                          ------------
                                                            19,941,860
                                                          ------------

Sweden -- 1.1%
    1,200 Assa Abloy AB..................................       15,138
    1,200 Electrolux AB..................................       21,560
  473,300 Gambro AB, Class B Shares......................    2,781,750
    1,775 Hennes & Mauritz AB............................       30,788
    7,000 Nordea AB......................................       36,459
      800 Sandvik AB.....................................       19,304
    1,200 Securitas AB...................................       24,025
    2,800 Skandia Forsakrings AB.........................       14,583
  171,770 Skandinaviska Enskilda Banken AB...............    1,608,718
    1,300 Skanska AB.....................................        9,628
      100 SKF AB, Series A...............................        2,274
      700 Svenska Cellulosa AB, Class B Shares...........       22,511
    2,000 Svenska Handelsbanken, Class A Shares..........       27,141
      450 Tele2 AB (b)...................................       12,041
  429,290 Telefonaktiebolaget LM Ericsson, Class B Shares    1,829,751
    4,800 Telia AB (c)...................................       16,652
      400 Volvo AB, Class A Shares.......................        6,785
    1,000 Volvo AB, Class B Shares.......................       17,584
                                                          ------------
                                                             6,496,692
                                                          ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
---------------------------------------------------------------------------

 Shares                        Security                          Value
--------------------------------------------------------------------------

Switzerland -- 4.0%
    2,616 ABB Ltd............................................ $     18,648
      409 Adecco S.A.........................................       24,537
       50 Ascom Holding AG, Registered Shares................          642
       28 Charles Voegele Holding AG.........................          879
  209,569 Credit Suisse Group................................    7,242,205
       10 Fischer AG.........................................        1,719
        5 Gebrueder Sulzer AG................................          934
       19 Givaudan Registered Shares.........................        6,243
       64 Holcim Ltd.........................................       13,405
      110 Kudelski S.A., Bearer Shares (b)...................        5,615
        7 Kuoni Reisen Holding AG, Registered Shares.........        1,832
       93 Logitech International S.A. (b)....................        3,920
       12 Lonza AG, Registered Shares........................        7,569
   14,115 Nestle AG, Registered Shares.......................    3,117,987
  170,800 Novartis AG, Registered Shares.....................    6,488,676
        5 PubliGroupe S.A....................................          989
   64,169 Roche Holding AG, Bearer Shares....................    4,508,471
      353 Roche Holding AG, Genuss...........................       31,118
   17,930 Schn Rucker AG.....................................    1,612,164
       15 SGS Societe Generale de Surveillance Holding S.A...        2,873
      310 Smh Neuchatel S.A., Registered Shares..............        5,657
       31 Sulzer Medica AG...................................        2,428
      160 Swisscom AG, Registered Shares.....................       46,609
       76 The Swatch Group AG, Class B Shares................        6,365
      249 Syngenta AG........................................       13,729
   36,373 UBS AG, Registered Shares..........................    1,682,714
       29 Unaxis Holding AG, Registered Shares...............        3,046
        5 Valora Holding AG..................................          842
      186 Zurich Financial Services..........................       35,931
                                                              ------------
                                                                24,887,747
                                                              ------------

Taiwan -- 1.2%
  470,431 Taiwan Semiconductor Manufacturing Co., Ltd. (b)(c)    7,644,504
                                                              ------------

United Kingdom -- 16.6%
    1,353 3i Group PLC.......................................       13,118
1,768,300 Aegis Group PLC....................................    2,588,635
    1,416 Amersham PLC.......................................       14,360
    1,667 Amvescap PLC.......................................       20,089
    2,291 ARM Holdings PLC (b)...............................        9,178
  141,705 AstraZeneca PLC....................................    7,193,381
      640 AWG PLC............................................        4,666
   85,888 AWG PLC, Red Shares (b)............................          109
    2,325 BAA PLC............................................       20,898
1,720,877 BAE SYSTEMS PLC....................................    7,745,515
   45,764 Barclays PLC.......................................    1,344,420
    1,028 BBA Group PLC......................................        3,562
    7,790 BG Group PLC (b)...................................       32,284
  405,126 BHP Billiton PLC...................................    2,293,485
  252,598 BOC Group PLC......................................    3,722,820
    1,999 Boots Co. PLC......................................       18,110
  768,147 BP PLC.............................................    6,334,135
    1,635 Brambles Industries PLC............................        7,100


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
--------------------------------------------------------

 Shares               Security                Value
-------------------------------------------------------

United Kingdom -- 16.6% (continued)
    1,839 British Airways PLC............. $      5,300
  180,239 British American Tobacco PLC....    1,658,328
    1,174 British Land Co. PLC............        8,593
  177,097 British Sky Broadcasting PLC (b)    1,797,246
  871,892 BT Group PLC....................    3,153,935
    1,046 Bunzl PLC.......................        7,449
    3,172 Cable & Wireless PLC............        9,848
  571,176 Cadbury Schweppes PLC...........    3,879,822
    1,531 Canary Wharf Group PLC (b)......        9,880
    1,419 Capita Group PLC................        9,303
    1,521 Carlton Communications PLC......        4,529
      622 Celltech Group PLC (b)..........        6,110
  479,719 Centrica PLC....................    1,435,066
    5,406 CGNU PLC........................       54,709
    1,877 Chubb PLC.......................        4,473
    1,390 CMG PLC.........................        4,743
    4,923 Compass Group PLC...............       33,736
    7,067 Corus Group PLC.................        8,271
  363,242 Diageo PLC......................    4,318,254
    4,287 Dixons Group PLC................       14,521
      983 Electrocomponents PLC...........        6,910
    1,786 EMI Group PLC...................        7,825
      674 Exel PLC........................        7,364
    1,639 GKN PLC.........................        6,816
  214,958 GlaxoSmithKline PLC.............    5,247,709
    6,268 Granada PLC.....................       10,173
    2,237 GUS PLC.........................       21,784
    7,915 Halifax Group PLC...............       82,956
      637 Hammerson PLC...................        4,937
    1,635 Hanson PLC......................       10,829
    3,923 Hays PLC........................       10,986
    3,561 Hilton Group PLC................       11,282
  325,995 HSBC Holdings PLC...............    3,571,139
    1,648 Imperial Chemical Industries PLC        6,643
      590 Imperial Tobacco Group PLC......        7,807
    2,530 International Power PLC (b).....        6,441
    7,925 Invensys PLC....................       10,817
      498 Johnson Matthey PLC.............        6,378
3,464,400 Kidde PLC (b)...................    3,319,799
    2,819 Kingfisher PLC..................       15,112
    1,165 Land Securities PLC.............       14,517
    7,842 Lattice Group PLC...............       18,662
   11,454 Legal & General Group PLC (b)...       24,301
  165,443 Lloyds TSB Group PLC............    1,593,566
    1,012 Logica PLC......................        5,518
      273 Man Group PLC...................        3,996
  709,806 Marks & Spencer PLC.............    3,772,360
1,694,200 Michael Page International PLC..    3,929,913
    1,311 Misys PLC.......................        4,835
    3,305 National Grid Group PLC (c).....       21,610
      377 Next PLC........................        5,068
  187,268 P&O Princess Cruises PLC........    1,082,669
    1,775 Pearson PLC.....................       19,582


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)

International Equity Investments
------------------------------------------------------------------------

 Shares                       Security                        Value
-----------------------------------------------------------------------

United Kingdom -- 16.6% (continued)
    1,544 The Peninsular and Oriental Steam Navigation Co. $      4,553
    2,675 Pilkington PLC..................................        4,011
      564 Provident Financial PLC (b).....................        5,169
    4,782 Prudential Corp. PLC............................       44,201
    1,273 Rank Group PLC..................................        4,479
  175,787 Reckitt Benckiser PLC...........................    2,789,678
  810,744 Reed International PLC..........................    7,258,751
    4,363 Rentokil Initial PLC............................       16,430
  263,479 Reuters Group PLC...............................    1,960,226
      899 Rexam PLC.......................................        5,560
  220,956 Rio Tinto PLC...................................    4,444,059
      598 RMC Group PLC...................................        4,728
    1,627 Royal & Sun Alliance Insurance Group PLC........        6,029
   47,550 Royal Bank of Scotland Group PLC................    1,164,858
    1,193 Safeway PLC.....................................        5,374
    2,737 Sage Group PLC..................................        7,975
    4,295 Sainsbury PLC...................................       25,454
      504 Schroders PLC...................................        5,696
      733 Scottish & Newcastle PLC........................        5,744
      973 Scottish & Southern Energy PLC..................        8,677
    4,108 Scottish Power PLC..............................       24,781
      389 Severn Trent PLC................................        4,022
  285,582 Shell Transport & Trading Co. PLC...............    1,988,342
    1,929 Six Continents PLC..............................       19,237
      938 Slough Estates PLC..............................        4,843
    2,042 Smith & Nephew PLC..............................       12,398
    1,236 Smiths Group PLC................................       12,426
    1,036 Tate & Lyle PLC.................................        4,923
   16,704 Tesco PLC.......................................       59,420
   22,471 TI Automotive Ltd. (b)..........................        4,542
    6,991 Unilever PLC....................................       58,143
    1,229 United Utilities PLC............................       10,465
4,935,762 Vodafone Group PLC..............................    9,372,229
    1,305 Wolseley PLC....................................       11,019
  229,675 WPP Group PLC...................................    2,408,791
                                                           ------------
                                                            102,427,518
                                                           ------------

United States -- 2.2%
   56,211 Bank Pekao S.A. ADR (b).........................    1,405,275
   48,272 Celestica Inc. (b)..............................    1,588,149
   21,305 Embraer Aircraft Corp. ADR......................      467,645
   33,300 Kookmin Bank....................................    1,479,519
    6,579 Lukoil ADR......................................      319,147
   16,700 News Corp Ltd. ADR..............................      362,546
  213,500 Royal Caribbean Cruises Ltd.....................    3,881,513
   95,155 Sk Telecom Co. Ltd. ADR.........................    2,088,652
  237,853 United Microelectronics ADR (c).................    2,009,858
                                                           ------------
                                                             13,602,304
                                                           ------------
          TOTAL COMMON STOCK
          (Cost -- $585,867,877)..........................  597,958,300
                                                           ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Equity Investments
--------------------------------------------------------------------------------------------------------------------------
   Face
  Amount                                                Security                                                Value
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.9%
$18,050,000 CIBC Wood Gundy Securities Inc., 1.750% due 3/1/02; Proceeds at maturity -- $18,050,877;
             (Fully collateralized by U.S. Treasury Notes, 5.750% due 11/15/05; Market value -- $18,412,077)
             (Cost -- $18,050,000).......................................................................... $ 18,050,000
                                                                                                             ------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $603,917,877*)......................................................................... $616,008,300
                                                                                                             ============

--------
(a)All or a portion of this security has been segregated for open forward foreign currency contracts and futures contracts commitments.
(b)Non-income producing security.
(c)All or a portion of this security is on loan (See Note 12).
 * Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Emerging Markets Equity Investments
------------------------------------------------------------------------------------------

  Shares                                Security                                Value
-----------------------------------------------------------------------------------------
STOCK -- 94.0%

Brazil -- 11.3%
     16,736 Aracruz Celulose S.A. ADR....................................... $    348,109
     37,178 Aracruz Celulose S.A., Preferred Class B Shares.................       77,224
      9,688 Banco Bradesco S.A. ADR (a).....................................      287,261
271,501,501 Banco Bradesco S.A., Preferred Shares...........................    1,603,229
 27,806,600 Banco do Brasil S.A., Preferred Shares..........................      141,449
 13,322,697 Banco Itau S.A., Preferred Shares...............................    1,140,816
 40,668,120 Brasil Telecom Participacoes S.A................................      326,690
      4,359 Brasil Telecom Participacoes S.A. ADR (a).......................      175,450
 84,431,187 Brasil Telecom Participacoes S.A., Preferred Shares.............      687,189
 27,788,600 Brasil Telecom S.A..............................................      162,562
 25,776,500 Centrais Eletricas Brasileiras S.A..............................      458,929
    169,454 Centrais Eletricas Brasileiras S.A. ADR.........................    1,469,026
  9,748,900 Centrais Eletricas Brasileiras S.A., Preferred Class B Shares...      149,230
     17,600 Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR (b)      413,248
  7,385,500 Companhia de Bebidas das Americas...............................    1,493,380
  3,285,400 Companhia de Bebidas das Americas, Preferred Shares.............      571,011
     53,000 Companhia de Concessoes Rodoviarias.............................      387,558
  6,087,433 Companhia Energetica de Minas Gerais............................       86,963
 41,382,200 Companhia Energetica de Minas Gerais, Preferred Shares..........      642,398
 17,900,000 Companhia Paranaense de Energia-Copel...........................      136,583
 34,727,700 Companhia Paranaense de Energia-Copel, Preferred Class B Shares.      235,542
      6,409 Companhia Siderurgica Nacional S.A. ADR (a).....................      118,887
 18,444,500 Companhia Siderurgica Nacional S.A., Preferred Shares...........      342,072
     10,779 Companhia Vale do Rio Doce ADR (a)..............................      274,326
     66,485 Companhia Vale do Rio Doce, Preferred Class A Shares............    1,691,013
  7,073,620 Eletropaulo Metropolitana S.A., Preferred Shares................      200,304
     13,410 Embratel Participacoes S.A. ADR.................................       49,483
 40,381,600 Embratel Participacoes S.A., Preferred Shares...................      179,911
     62,800 Empresa Brasileira de Aeronautica S.A...........................      330,905
     14,807 Empresa Brasileira de Aeronautica S.A. ADR (a)..................      325,014
     25,800 Empresa Brasileira de Aeronautica S.A., Preferred Shares........      141,413
 14,831,504 Gerdau Metalurgica S.A..........................................      273,493
 12,935,000 Gerdau S.A., Preferred Shares...................................      143,661
    870,600 Investimentos Itau S.A., Preferred Shares.......................      889,422
     26,923 Petroleo Brasileiro S.A.........................................      664,230
    106,394 Petroleo Brasileiro S.A. ADR (a)................................    2,583,756
    189,834 Petroleo Brasileiro S.A., Preferred Shares (c)..................    4,546,686
     30,903 Souza Cruz S.A..................................................      201,741
103,089,000 Tele Celular Sul Participacoes S.A..............................      142,026
      6,200 Tele Centro Oeste Celular Participacoes S.A. (a)................       39,184
166,856,107 Tele Centro Oeste Celular Participacoes S.A., Preferred Shares..      344,463
 81,848,515 Tele Norte Leste Participacoes S.A..............................    1,075,585
     26,437 Tele Norte Leste Participacoes S.A. ADR (a).....................      400,521
 57,877,441 Tele Norte Leste Participacoes S.A., Preferred Shares...........      877,117
      1,000 Tele Sudeste Celular Participacoes S.A..........................            3
        576 Telecomunicacoes de Sao Paulo S.A., Preferred Shares............            8
        576 Telefonica Data Brasil Holding..................................            1
  4,783,013 Telemar Norte Leste S.A.........................................      123,681
217,277,900 Telemig Celular Participacoes S.A...............................      338,950
      1,300 Telemig Celular Participacoes S.A., Preferred Shares............       40,703
 38,679,786 Telesp Celular Participacoes S.A................................      123,467
  5,841,488 Uniao de Bancos Brasileiros S.A.................................      131,242


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Emerging Markets Equity Investments
------------------------------------------------------------------------------------

  Shares                             Security                             Value
-----------------------------------------------------------------------------------

Brazil -- 11.3% (continued)
     19,600 Uniao de Bancos Brasileiros S.A. GDR...................... $    474,320
  1,316,300 Uniao de Bancos Brasileiros S.A., Preferred Shares........       64,169
     39,900 Usinas Siderurgicas de Minas Gerais S.A. ADR..............      135,481
     58,244 Usinas Siderurgicas de Minas Gerais S.A., Preferred Shares      186,381
  2,133,800 Votorantim Celulose e Papel S.A., Preferred Shares (b)....       79,147
                                                                       ------------
                                                                         28,526,613
                                                                       ------------

Chile -- 1.3%
     25,928 Banco Santander Chile ADR (a).............................      393,198
      9,366 Banco Santiago ADR........................................      198,091
     87,414 Compania de Telecomunicaciones de Chile S.A. ADR..........    1,223,796
     43,828 Distribucion y Servicio D&S S.A...........................      576,338
      3,374 Distribucion y Servicio D&S S.A. ADR......................       44,368
      6,692 Embotelladora Andina S.A..................................       53,871
     48,118 Empresa Nacional de Electricidad S.A. ADR.................      466,745
     12,759 Enersis S.A...............................................      118,531
      8,939 MASISA S.A................................................      101,905
      4,223 Sociedad Quimica y Minera de Chile S.A. ADR (a)...........       88,683
                                                                       ------------
                                                                          3,265,526
                                                                       ------------

China -- 1.3%
  1,550,000 Aluminum Corp. of China Ltd...............................      359,711
    330,700 Beijing Datang Power Generation Co. Ltd...................      126,144
  4,818,000 China Petroleum and Chemical Corp.........................      747,475
  1,684,000 China Shipping Development Co. Ltd........................      362,740
    950,000 China Southern Airlines Co. Ltd. (a)......................      325,830
    264,000 Guangshen Railway Co. Ltd.................................       48,066
    318,000 Huaneng Power International, Inc..........................      224,251
  3,137,500 PetroChina Co. Ltd........................................      583,306
  1,414,000 Sinopec Yizheng Chemical Fibre Co. Ltd....................      210,306
    250,600 Yanzhou Coal Mining Co. Ltd...............................      101,213
    438,000 Zhejiang Expressway Co., Ltd..............................      117,934
                                                                       ------------
                                                                          3,206,976
                                                                       ------------

Czech Republic -- 1.0%
     40,471 Ceska Sporitelna A.S. (b).................................      424,198
     74,293 Cesky Telecom A.S.........................................      644,514
    229,100 CEZ.......................................................      461,391
     17,552 Komercni Banka A.S. (b)...................................      625,408
      1,485 Philip Morris CR A.S......................................      324,387
     36,890 Unipetrol A.S. (b)........................................       30,539
                                                                       ------------
                                                                          2,510,437
                                                                       ------------

Egypt -- 0.0%
          2 Medinet NASR for Housing & Development Co.................            9
                                                                       ------------

Hong Kong -- 3.4%
     74,000 Beijing Enterprises Holdings Ltd..........................       83,969
    126,000 China Everbright Ltd......................................       81,584
    704,000 China Merchants Holdings International Co. Ltd. (a).......      523,534
  1,750,500 China Mobile (Hong Kong) Ltd. (c).........................    5,049,972
  3,318,000 China Overseas Land & Investment Ltd. (a).................      404,152
    432,000 China Resources Enterprise Ltd. (a).......................      401,575
    408,000 China Travel International Investment Hong Kong Ltd.......       88,408


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Emerging Markets Equity Investments
------------------------------------------------------------------------

  Shares                       Security                       Value
-----------------------------------------------------------------------

Hong Kong -- 3.4% (continued)
    266,000 Citic Pacific Ltd. (a)........................ $    516,700
    239,600 CNOOC Ltd.....................................      256,518
    196,000 Cosco Pacific Ltd.............................      113,715
    243,400 Denway Motors Ltd.............................       62,416
     81,000 Digital China Holdings Ltd. (a)...............       35,571
    142,000 Hong Kong Exchanges & Clearing Ltd............      199,364
    741,000 Legend Holdings Ltd. (a)......................      313,528
     67,000 Shanghai Industrial Holdings Ltd. (a).........      132,294
  1,616,000 TCL International Holdings Ltd................      298,365
                                                           ------------
                                                              8,561,665
                                                           ------------

Hungary -- 1.1%
        800 EGIS Rt.......................................       36,496
      8,660 Gedeon Richter Rt. GDR (d)....................      518,562
    111,841 Magyar Tavkozlesi Rt..........................      365,626
     42,672 Magyar Tavkozlesi Rt. ADR.....................      695,448
      5,055 MOL Magyar Olaj-es Gazipari Rt. (d)...........       97,309
     39,563 MOL Magyar Olaj-es Gazipari Rt. GDR (d).......      744,250
      3,560 OTP Bank Rt. GDR (d)..........................      261,838
                                                           ------------
                                                              2,719,529
                                                           ------------

India -- 2.1%
     17,100 Infosys Technologies Ltd. ADR.................      940,500
     62,320 ITC Ltd. GDR (d)..............................    1,013,323
     60,000 Larsen & Toubro Ltd. GDR (d)..................      468,000
     66,100 Mahanagar Telephone Nigam Ltd. GDR............      423,040
     36,300 Ranbaxy Laboratories Ltd. GDR.................      684,255
     57,370 Reliance Industries Ltd. GDR..................      797,443
     55,120 State Bank of India GDR (a)(d)................      605,218
     25,808 Videsh Sanchar Nigam Ltd. GDR.................      175,233
      5,900 Wipro Ltd.....................................      214,760
                                                           ------------
                                                              5,321,772
                                                           ------------

Indonesia -- 0.3%
    359,464 PT Astra International Tbk (b)................       96,506
    106,500 PT Gudang Garam Tbk...........................      114,894
    458,920 PT Hanjaya Mandala Sampoerna Tbk..............      203,462
    669,498 PT Telekomunikasi Indonesia...................      239,106
                                                           ------------
                                                                653,968
                                                           ------------

Israel -- 1.2%
     19,778 Bank Hapoalim Ltd.............................       36,706
     28,271 Bank Leumi Le-Israel..........................       49,611
     26,250 Bezeq Israeli Telecommunication Corp. Ltd. (b)       30,315
     26,901 Check Point Software Technologies Ltd. (a)....      751,076
      1,828 ECI Telecom Ltd. (b)..........................        7,166
     11,201 Elbit Systems Ltd.............................      201,377
      1,228 IDB Development Corp. Ltd. (b)................       30,079
      1,042 IDB Holding Corp. Ltd. (b)....................       24,179
     18,488 Israel Chemicals Ltd..........................       19,959
         17 Israel Corp. Ltd..............................          113
        329 Koor Industries Ltd. (b)......................        7,868
     11,157 Lumenis Ltd...................................       81,446


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Emerging Markets Equity Investments
-------------------------------------------------------------------------------------------

  Shares                                Security                                 Value
------------------------------------------------------------------------------------------

Israel -- 1.2% (continued)
    203,152 Migdal Insurance Holdings........................................ $    239,414
        756 Orbotech, Ltd. (b)...............................................       19,573
     62,949 Supersol Ltd.....................................................      244,486
      4,295 Taro Pharmaceutical Industries Ltd...............................      129,322
     21,163 Teva Pharmaceutical Industries Ltd. ADR..........................    1,206,902
                                                                              ------------
                                                                                 3,079,592
                                                                              ------------

Malaysia -- 3.4%
    119,000 AMMB Holdings Berhad.............................................      145,305
     95,000 Berjaya Sports Toto Berhad.......................................      152,500
     29,000 British American Tobacco Malaysia Berhad.........................      267,105
    109,000 Commerce Asset-Holding Berhad....................................      245,250
    129,000 Gamuda Berhad....................................................      176,526
    291,000 Genting Berhad...................................................      949,579
    106,000 IJM Corp. Berhad.................................................      120,505
    318,000 IOI Corp. Berhad.................................................      403,358
    104,000 Malakoff Berhad..................................................       93,053
    489,500 Malayan Banking Berhad...........................................    1,114,257
    124,000 Malaysia International Shipping Corp. Berhad.....................      218,632
     30,000 Malaysian Pacific Industries Berhad..............................      127,895
      8,000 Nestle (Malaysia) Berhad.........................................       40,632
     86,000 Oriental Holdings Berhad.........................................       81,021
     91,000 Perusahaan Otomobil Nasional Berhad..............................      229,895
    657,400 Public Bank Berhad...............................................      577,820
    253,000 Resorts World Berhad.............................................      532,632
    614,000 Sime Darby Berhad................................................      804,663
     91,000 Tanjong PLC......................................................      219,118
    364,000 Telekom Malaysia Berhad..........................................      890,842
    241,000 Tenaga Nasional Berhad...........................................      665,921
     80,000 UMW Holdings Berhad..............................................      177,895
    268,800 YTL Corp. Berhad.................................................      329,634
                                                                              ------------
                                                                                 8,564,038
                                                                              ------------

Mexico -- 11.4%
    173,081 Alfa, S.A., Class A Shares.......................................      278,188
  3,493,890 America Movil S.A. de C.V........................................    3,175,046
     31,279 America Movil S.A. de C.V. ADR...................................      566,150
    273,266 Cemex S.A. de C.V................................................    1,323,321
     35,775 Cemex S.A. de C.V. ADR...........................................      872,910
     24,500 Coca-Cola Femsa, S.A. de C.V.....................................      606,375
     89,000 Consorcio ARA, S.A. de C.V.......................................      169,551
     62,060 Corp. Interamericana de Entretenimiento, S.A. de C.V.............      132,498
    109,708 Fomento Economico Mexicano, S.A. de C.V..........................      432,538
     25,734 Fomento Economico Mexicano, S.A. de C.V. ADR.....................    1,024,213
     19,621 Grupo Aeroportuario del Sureste, S.A. de C.V. ADR................      259,978
     21,629 Grupo Carso S.A. de C.V., Series A1 Shares (b)...................       77,200
     65,600 Grupo Continental, S.A...........................................      103,210
    218,000 Grupo Elektra, S.A. de C.V., Series L Shares.....................      152,756
    131,000 Grupo Financiero Banorte S.A. de C.V. (b)........................      306,936
  2,355,800 Grupo Financiero BBVA Bancomer, S.A. de C.V., Series L Shares (b)    2,452,911
    140,003 Grupo Financiero Inbursa, S.A. de C.V. (b).......................      168,614
    107,900 Grupo Mexico S.A., Series B Shares...............................      150,152
    356,000 Grupo Modelo S.A. de C.V.........................................      853,605


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Emerging Markets Equity Investments
---------------------------------------------------------------------------------

 Shares                           Security                             Value
--------------------------------------------------------------------------------

Mexico -- 11.4% (continued)
  337,524 Grupo Televisa S.A. GDR (a)(b)........................... $  2,812,379
  140,600 Kimberly-Clark de Mexico, S.A. de C.V., Class A Shares...      437,186
   42,000 Organizacion Soriana S.A. de C.V., Series B Shares (b)...      114,502
3,296,000 Telefonos de Mexico S.A. de C.V., Series L Shares........    6,271,909
   42,124 Telefonos de Mexico S.A. de C.V., Series L Shares ADR (a)    1,612,928
   26,741 Tubos de Acero de Mexico S.A.............................      231,310
  193,900 TV Azteca, S.A. de C.V...................................       92,136
   66,500 TV Azteca, S.A. de C.V. ADR..............................      512,050
  741,700 Wal-Mart de Mexico S.A. de C.V., Series C Shares.........    2,176,335
  500,642 Wal-Mart de Mexico S.A. de C.V., Series V Shares.........    1,304,569
                                                                    ------------
                                                                      28,671,456
                                                                    ------------

Peru -- 0.2%
    9,100 Compania de Minas Buenaventura S.A. ADR..................      235,781
   16,950 Credicorp Ltd............................................      165,263
  338,812 Volcan Compania Minera S.A...............................       28,312
                                                                    ------------
                                                                         429,356
                                                                    ------------

Poland -- 1.1%
    3,765 Agora S.A................................................       55,302
   29,893 Bank Pekao S.A...........................................      735,340
      795 Bank Przemyslowo-Handlowy PBK S.A........................       42,873
   14,912 Bank Zachodni WBK S.A....................................      223,978
    1,530 BRE Bank S.A.............................................       49,760
    9,415 Elektrim S.A. (b)........................................       18,261
    8,590 KGHM Polska Miedz S.A....................................       30,477
   21,991 KGHM Polska Miedz S.A. GDR...............................      156,576
  104,428 Polski Koncern Naftowy Orlen S.A. (d)....................      774,200
  223,221 Telekomunikacja Polska S.A. (b)..........................      786,633
                                                                    ------------
                                                                       2,873,400
                                                                    ------------

Russia -- 6.2%
   22,119 AO Mosenergo ADR.........................................       87,591
   37,623 Gazprom ADR..............................................      479,694
   84,241 LUKOIL (a)...............................................    4,086,531
    1,500 Mobile Telesystems ADR...................................       49,515
   20,860 Norilsk Nickel ADR (a)...................................      414,697
   10,418 OTP BANK.................................................      763,188
  185,837 RAO Unified Energy System................................    3,214,980
   18,337 Sibneft ADR (a)..........................................      210,876
  208,089 Surgutneftegaz ADR.......................................    3,236,858
    9,866 Tatneft (a)..............................................       98,167
   17,100 Wimm-Bill-Dann Foods OJSC................................      372,780
   25,248 YUKOS ADR (a)............................................    2,598,020
                                                                    ------------
                                                                      15,612,897
                                                                    ------------

Singapore -- 2.0%
  405,000 Capitaland Ltd...........................................      433,321
  133,000 DBS Group Holdings Ltd...................................      980,130
  625,000 Neptune Orient Lines Ltd. (b)............................      409,411
  170,000 Oversea-Chinese Banking Corp. Ltd........................    1,178,558
  357,000 SembCorp Industries Ltd. (a).............................      319,603
   78,800 Singapore Airlines Ltd...................................      585,010
   49,000 Singapore Press Holdings Ltd.............................      585,785


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Emerging Markets Equity Investments
--------------------------------------------------------------

  Shares                  Security                   Value
-------------------------------------------------------------

Singapore -- 2.0% (continued)
    375,000 Singapore Telecommunications Ltd..... $   331,623
     35,000 United Overseas Bank Ltd.............     265,571
                                                  -----------
                                                    5,089,012
                                                  -----------

South Africa -- 9.6%
     80,400 ABSA Group Ltd.......................     192,052
     60,800 African Bank Investments Ltd.........      31,228
     76,500 Alexander Forbes Ltd.................      94,715
     46,000 Anglo American Platinum Corp. Ltd....   1,887,687
    457,124 Anglo American PLC (a)...............   7,951,520
     22,350 AngloGold Ltd........................   1,042,327
     32,200 Barloworld Ltd.......................     179,189
     25,800 Bidvest Group Ltd....................      96,619
    816,100 BOE Ltd..............................     215,650
    223,534 Dimension Data Holdings PLC (b)......     192,655
  1,432,720 FirstRand Ltd........................     864,987
     51,100 Foschini Ltd.........................      29,733
    143,264 Gold Fields Ltd......................   1,238,492
     21,220 Impala Platinum Holdings Ltd. (a)....   1,102,887
     98,110 Imperial Holdings Ltd................     412,054
      5,500 Investec Group Ltd...................      67,566
     42,300 Iscor Ltd............................      56,628
     45,400 JD Group Ltd.........................      74,284
     59,330 Kumba Resources Ltd..................     254,891
     24,975 Liberty Group Ltd....................     126,309
    349,873 M-Cell Ltd...........................     404,095
    361,300 Metro Cash and Carry Ltd.............      63,542
     17,305 Nedcor Ltd...........................     186,241
    586,500 Old Mutual PLC.......................     769,766
    167,415 Pick'n Pay Stores Ltd................     144,288
     21,800 Remgro Ltd...........................     122,078
    821,600 Sanlam Ltd...........................     578,703
     89,020 Sappi Ltd............................   1,176,153
    207,040 Sasol Ltd............................   2,021,705
    228,920 South African Breweries PLC..........   1,538,312
    272,639 Standard Bank Investment Corp. Ltd...     651,253
     34,500 Tiger Brands Ltd.....................     176,291
     35,400 The Tongaat-Hulett Group Ltd.........     190,492
                                                  -----------
                                                   24,134,392
                                                  -----------

South Korea -- 20.2%
      1,280 Cheil Communications Inc.............     169,197
      5,090 Cheil Jedang Corp....................     228,375
     48,211 Daeduck Electronics Co., Ltd.........     455,199
     12,680 Daelim Industrial Co., Ltd...........     153,244
     98,100 Good Morning Securities Co., Ltd. (b)     437,186
     27,795 Hana Bank............................     414,650
    172,000 Hanwha Chemical Corp. (b)............     973,095
      3,010 Hite Brewery Co., Ltd................     179,613
      8,140 Humax Co., Ltd.......................     313,574
      9,926 Hyosung Corp.........................     140,573
      8,450 Hyundai Department Store Co., Ltd....     271,263
     60,000 Hyundai Development Co...............     475,867


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Emerging Markets Equity Investments
------------------------------------------------------------------------

  Shares                       Security                        Value
-----------------------------------------------------------------------

South Korea -- 20.2% (continued)
      2,740 Hyundai Heavy Industries Co., Ltd.............. $    72,644
     76,085 Hyundai Motor Co., Ltd.........................   2,091,921
     80,000 Hyundai Securities Co..........................     845,985
     94,329 Kookmin Bank...................................   4,125,415
     20,160 Kookmin Credit Card Co., Ltd...................     822,298
    102,580 Korea Electric Power Corp......................   1,700,756
     51,145 Korea Telecom Corp.............................   1,140,534
     16,600 Korea Telecom Corp. ADR........................     731,007
     14,066 Korean Air Co., Ltd............................     176,901
     34,500 KT Freetel.....................................   1,091,888
      1,530 Kumgang Korea Chemical Co., Ltd................     137,525
      6,050 LG Cable Ltd...................................      70,147
     49,671 LG Chem Ltd....................................   1,395,695
     22,770 LG Electronics Inc.............................     679,368
     28,000 LG Engineering & Construction Co., Ltd.........     309,842
     21,098 LG Household & Health Care Ltd.................     621,514
      7,830 LG Investment & Securities Co., Ltd............     122,131
        690 NCsoft Corp....................................      97,983
      1,770 Nong Shim Co., Ltd.............................     106,957
      2,280 Pacific Corp...................................     230,773
     35,790 Pohang Iron & Steel Co., Ltd...................   3,960,446
      9,623 Pohang Iron & Steel Co., Ltd. ADR..............     266,750
     16,020 Samsung Corp...................................     136,132
     28,740 Samsung Electro Mechanics Co., Ltd.............   1,276,465
     54,064 Samsung Electronics Co., Ltd. (e)..............  13,989,850
      3,470 Samsung Electronics Co., Ltd., Preferred Shares     399,709
      8,035 Samsung Fire & Marine Insurance Co., Ltd.......     394,497
     27,550 Samsung Heavy Industries Co., Ltd. (b).........     106,754
     20,990 Samsung SDI Co., Ltd...........................   1,089,216
     44,860 Samsung Securities Co., Ltd....................   1,741,675
    147,660 Shinhan Financial Group Co., Ltd...............   1,996,460
      1,572 Shinsegae Co., Ltd.............................     217,294
      2,990 Sindo Ricoh Co.................................     123,765
     23,070 SK Telecom Co., Ltd............................   4,530,705
                                                            -----------
                                                             51,012,838
                                                            -----------

Taiwan -- 11.2%
     40,000 Accton Technology Corp.........................     109,386
    170,759 Acer Inc.......................................      99,230
    185,393 Advanced Semiconductor Engineering Inc.........     148,399
     23,000 Ambit Microsystems Corp........................      93,690
        674 Asia Cement Corp...............................         170
    374,619 Asustek Computer Inc...........................   1,814,135
  1,328,000 Bank Sinopac (b)...............................     523,937
    422,750 Benq Corp......................................     830,929
    617,899 Cathay Financial Holding Co., Ltd..............     897,674
    129,000 China Airlines.................................      58,795
  1,352,671 China Development Financial Holding Corp.......     816,882
     39,060 China Motor Co., Ltd...........................      27,371
  2,080,232 China Steel Corp...............................   1,090,337
    447,603 Chinatrust Commercial Bank.....................     309,835
    749,000 Chung Hwa Pulp Corp............................     186,690
    355,000 Chunghwa Telecom Co., Ltd......................     503,603


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Emerging Markets Equity Investments
--------------------------------------------------------------------------

 Shares                        Security                         Value
-------------------------------------------------------------------------

Taiwan -- 11.2% (continued)
  986,125 Compal Electronics Inc............................ $  1,292,173
  436,000 Compeq Manufacturing Co., Ltd. (b)................      548,959
   43,000 D-Link Corp.......................................       76,556
   65,231 Delta Electronics Inc.............................       99,412
1,042,347 Evergreen Marine Corp.............................      525,553
2,884,448 Far Eastern Textile Ltd...........................    1,068,162
  148,200 Faraday Technology Corp...........................      713,454
  899,620 First Commercial Bank.............................      486,904
  245,077 Formosa Chemicals & Fibre Corp....................      247,835
  913,625 Formosa Plastic Corp..............................    1,147,724
  253,000 Fubon Financial Holding Co., Ltd..................      245,036
  345,901 Hon Hai Precision Industry Co., Ltd...............    1,576,532
   93,555 Hua Nan Financial Holdings Co., Ltd...............       47,970
  199,078 International Commercial Bank of China............      111,150
  104,000 Inventec Co., Ltd.................................       90,358
   58,000 Lite-On Technology Corp...........................       95,001
  801,075 Macronix International Co., Ltd...................      595,586
  170,000 Mosel Vitelic Inc.................................       89,588
1,265,809 Nan Ya Plastic Corp...............................    1,150,244
      652 Pacific Electric Wire & Cable Co., Ltd. (b).......          143
   79,813 President Chain Store Corp........................      146,644
   95,750 Quanta Computer Inc...............................      330,031
    9,000 Realtek Semiconductor Corp........................       46,147
  559,300 Ritek Corp........................................      564,000
   27,674 Sunplus Technology Co., Ltd. GDR (d)..............      186,800
   40,000 Synnex Technology International Corp..............       51,389
   86,520 Taiwan Cement Corp................................       19,717
2,050,707 Taiwan Semiconductor Manufacturing Co. Ltd. (e)...    4,790,143
  205,600 Uni-President Enterprises Co......................       71,452
1,763,797 United Microelectronics Corp. (b).................    2,245,883
  197,270 United World Chinese Commercial Bank..............      105,645
  275,400 Via Technologies Inc..............................    1,145,375
  235,695 Winbond Electronics Corp..........................      174,564
  151,000 Yageo Corp. (b)...................................      117,428
  876,740 Yuanta Core Pacific Securities Co. (b)............      611,882
   81,625 Yulon Motor Co., Ltd..............................       36,273
                                                             ------------
                                                               28,362,776
                                                             ------------

Thailand -- 3.2%
1,342,650 Advanced Info Service Public Co. Ltd..............    1,397,954
  537,700 Bangkok Bank Public Co. Ltd. (b)..................      830,543
  430,000 Bangkok Expressway Public Co. Ltd.................      153,501
   60,000 Bangkok Expressway Public Co. Ltd. Foreign........       21,419
   85,900 BEC World Public Co. Ltd..........................      483,556
   26,600 BEC World Public Co. Ltd. Foreign.................      149,739
  830,800 Charoen Pokphand Foods Public Co. Ltd. (a)........      138,784
  503,400 Delta Electronics (Thailand) Public Co. Ltd.......      431,979
  190,500 Electricity Generating Public Co. Ltd.............      178,730
   93,100 Hana Microelectronics Public Co. Ltd..............      174,696
   73,900 Land and Houses Public Co. Ltd. (b)...............       95,546
  696,000 National Finance Public Co. Ltd. (b)..............      264,384
  252,500 PTT Exploration and Production Public Co. Ltd. (a)      647,140
  414,700 PTT Public Co. Ltd................................      329,767


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Emerging Markets Equity Investments
----------------------------------------------------------------------------

  Shares                         Security                         Value
---------------------------------------------------------------------------

Thailand -- 3.2% (continued)
    141,700 Shin Corp. Public Co. Ltd. (b).................... $     58,690
     46,100 The Siam Cement Public Co. Ltd....................      932,549
     49,500 Siam City Cement Public Co. Ltd...................      182,368
    580,100 Siam Commercial Bank Public Co. Ltd...............      355,096
     30,100 Siam Makro Public Co. Ltd.........................       27,724
    652,000 TelecomAsia Corp. Public Co. Ltd. (b).............      164,119
  1,624,300 Thai Farmers Bank Public Co. Ltd. (a)(b)..........    1,068,618
    184,000 Thai Union Frozen Products Public Co., Ltd........       91,789
                                                               ------------
                                                                  8,178,691
                                                               ------------

Turkey -- 1.5%
  1,712,000 Ak Enerji Elektrik Uretimi Otoproduktor Grubu A.S.       56,453
 29,175,000 Akbank T.A.S......................................       75,290
    367,000 Aktas Elektrik Ticaret A.S. (b)...................       11,880
 15,640,200 Anadolu Efes Biracilik ve Malt Sanayii A.S........      308,319
 15,479,050 Arcelik A.S.......................................      124,831
        207 Beko Elektronik A.S. (b)..........................            1
 16,311,058 Dogan Sirketler Grubu Holding A.S. (b)............       22,800
    637,000 Enka Holding Yatirim A.S..........................       46,120
 21,655,975 Eregli Demir ve Celik Fabrikalari T.A.S. (b)......      260,027
 16,118,250 Ford Otomotiv Sanayi A.S. (b).....................      199,312
 42,769,000 Haci Omer Sabanci Holding A.S.....................      174,755
 15,800,000 Hurriyet Gazetecilik ve Matbaacilik A.S. (b)......       50,968
 65,500,000 Is Gayrimenkul Yatirim Ortakligi A.S..............       49,301
  6,165,000 Koc Holding A.S...................................      128,161
  2,722,092 Migros Turk T.A.S.................................      175,619
  3,813,000 Sabah Yayincilik A.S. (b).........................        1,482
 32,778,400 Tofas Turk Otomobil Fabrikasi A.S. (b)............      108,086
 23,841,327 Trakya Cam Sanayii A.S............................       72,635
 45,875,482 Tupras-Turkiye Petrol Rafinerileri A.S............      289,394
  4,534,581 Turkcell Iletisim Hizmetleri A.S..................       29,255
    114,400 Turkcell Iletisim Hizmetleri A.S. ADR (a).........       56,306
206,354,264 Turkiye Garanti Bankasi A.S. (b)..................      377,207
136,171,188 Turkiye Is Bankasi................................      687,149
 74,837,770 Vestel Elektronik Sanayi ve Ticaret A.S. (b)......      171,670
167,659,585 Yapi ve Kredi Bankasi A.S.........................      402,620
                                                               ------------
                                                                  3,879,641
                                                               ------------

United States -- 1.0%
     28,107 Chile Fund........................................      247,341
    212,050 India Fund, Inc...................................    2,302,863
      3,950 Southern Peru Copper Corp.........................       44,240
                                                               ------------
                                                                  2,594,444
                                                               ------------
            TOTAL STOCK
            (Cost -- $214,010,769)............................  237,249,028
                                                               ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Emerging Markets Equity Investments
--------------------------------------------------------------------------------------------------------------------------

   Face
  Amount                                                Security                                                Value
-------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 6.0%
$15,000,000 CIBC Wood Gundy Securities Inc., 1.750% due 3/1/02; Proceeds at maturity -- $15,000,729;
             (Fully collateralized by U.S. Treasury Notes, 5.750% due 11/15/05; Market value -- $15,300,314)
             (Cost -- $15,000,000).......................................................................... $ 15,000,000
                                                                                                             ------------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $229,010,769*)......................................................................... $252,249,028
                                                                                                             ============

--------
(a)All or a portion of this security is on loan. (See Note 12).
(b)Non-income producing security.
(c)All or a portion of this security is segregated for foreign exchange contracts.
(d)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)All or a portion of this security is segregated for futures contracts commitments.
 * Aggregate cost for Federal income tax purposes is substantially the same.




                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Fixed Income Investments
---------------------------------------------------------------------------------

      Face
     Amount+                          Security                         Value
--------------------------------------------------------------------------------
BONDS -- 100.0%

Australia -- 7.7%
                  Australian Government:
        5,100,000   5.750% due 6/15/11 (a)......................... $  2,595,175
       12,800,000   6.500% due 5/15/13 (a).........................    6,837,930
                                                                    ------------
                                                                       9,433,105
                                                                    ------------

Austria -- 7.5%
                  Republic of Austria:
        3,000,000   5.875% due 7/15/06.............................    2,727,343
        7,630,000   5.000% due 7/15/12.............................    6,534,606
                                                                    ------------
                                                                       9,261,949
                                                                    ------------

Canada -- 4.4%
      683,000,000 Province of Ontario, 1.875% due 1/25/10 (a)(b)...    5,378,768
                                                                    ------------

France -- 12.7%
        6,100,000 French Treasury Notes, 5.000% due 1/12/06........    5,378,861
                  Government of France:
        7,300,000   5.000% due 10/25/11............................    6,280,398
        4,200,000   6.000% due 10/25/25............................    3,908,015
                                                                    ------------
                                                                      15,567,274
                                                                    ------------

Germany -- 19.3%
        5,700,000 Bundesobligation, 5.000% due 8/19/05 (b).........    5,024,250
                  Bundesrepublic Deutschland:
        9,600,000   6.500% due 7/15/03.............................    8,602,939
        5,600,000   5.000% due 7/4/11 (a)(b).......................    4,871,123
      666,000,000 Deutsche Ausgleichsbank, 1.850% due 9/20/10 (a)..    5,275,675
                                                                    ------------
                                                                      23,773,987
                                                                    ------------

Greece -- 2.2%
        3,346,000 Public Power Corp., 4.500% due 3/12/09 (a).......    2,699,358
                                                                    ------------

Japan -- 14.8%
      398,000,000 Development Bank of Japan, 1.750% due 6/21/10 (a)    3,067,923
      391,000,000 Japan Financial Corp., 1.550% due 2/21/12 (a)....    2,925,086
                  Japan Government Bonds:
      536,000,000   1.100% due 3/21/11.............................    3,894,105
      253,000,000   1.200% due 6/20/11 (b).........................    1,848,048
      862,200,000   1.500% due 12/20/11............................    6,445,448
                                                                    ------------
                                                                      18,180,610
                                                                    ------------

Netherlands -- 1.1%
        1,500,000 ING Verzekeringen NV, 6.250% due 6/21/21.........    1,321,957
                                                                    ------------

Poland -- 1.9%
       11,500,000 Poland Government Bonds, 6.000% due 11/24/09.....    2,336,035
                                                                    ------------

Singapore -- 0.7%
        1,000,000 Sing Telecommunications, 6.000% due 11/21/11.....      875,639
                                                                    ------------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


International Fixed Income Investments
-----------------------------------------------------------------------------------------------------

      Face
     Amount+                                     Security                                  Value
----------------------------------------------------------------------------------------------------

South Africa -- 4.6%
                   Republic of South Africa:
        33,550,000   13.000% due 8/31/10............................................... $  3,009,295
        29,000,000   13.500% due 9/15/15...............................................    2,701,297
                                                                                        ------------
                                                                                           5,710,592
                                                                                        ------------

Supranational -- 6.1%
10,900,000,000,000 European Bank Reconstruction & Development, zero coupon due 10/3/03.    3,785,698
       417,000,000 Inter-American Development Bank, 1.900% due 7/8/09..................    3,327,742
         3,500,000 International Bank Reconstruction & Development, 15.875% due 2/28/03      404,894
                                                                                        ------------
                                                                                           7,518,334
                                                                                        ------------

Sweden -- 7.1%
         2,360,000 Birka Energi AB, 6.375% due 11/3/06.................................    2,110,908
                   Swedish Government:
        29,200,000   5.250% due 3/15/11................................................    2,765,878
        35,900,000   6.750% due 5/5/14.................................................    3,784,326
                                                                                        ------------
                                                                                           8,661,112
                                                                                        ------------

United Kingdom -- 3.4%
                   France Telecom:
           310,000   8.625% due 8/1/08.................................................      440,456
           790,000   8.875% due 6/1/09.................................................    1,145,372
         1,720,000 Homes Financing PLC, 5.050% due 7/15/08.............................    1,500,445
         2,600,000 Scottish Power PLC, 5.250% due 8/4/08...............................    1,106,175
                                                                                        ------------
                                                                                           4,192,448
                                                                                        ------------

United States -- 6.5%
         2,890,000 AT&T Corp., 6.000% due 11/21/06.....................................    2,425,353
         1,780,000 CIT Group Inc., 5.500% due 5/16/05..................................    1,469,950
         3,000,000 General Motors Acceptance Corp., 5.500% due 2/2/05..................    2,597,593
         1,040,000 Household Finance Corp., 5.125% due 6/24/09.........................      829,084
           760,000 Reed Elsevier Capital, 5.750% due 7/31/08...........................      662,034
                                                                                        ------------
                                                                                           7,984,014
                                                                                        ------------
                   TOTAL INVESTMENTS -- 100%
                    (Cost -- $127,120,948*)............................................ $122,895,182
                                                                                        ============

--------
 + Represents local currency.
(a)All or a portion of this security is on loan (See Note 12).
(b)All or a portion of this security is segregated for open forward foreign currency contracts.
 * Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Balanced Investments
--------------------------------------------------------

  Shares               Security                Value
-------------------------------------------------------
COMMON STOCK -- 65.4%

Advertising -- 0.5%
     2,000 Omnicom Group Inc.+............. $   187,080
                                            -----------

Aerospace -- 1.6%
     2,000 General Dynamics Corp...........     181,760
     4,100 Lockheed Martin Corp............     231,281
     3,200 United Technologies Corp.+......     233,440
                                            -----------
                                                646,481
                                            -----------

Auto Parts and Equipment -- 0.2%
     1,800 Lear Corp.++....................      80,460
                                            -----------

Banks -- 3.5%
     7,700 Bank of America Corp............     492,415
     2,100 BB&T Corp.......................      77,721
     2,800 Fifth Third Bancorp.............     178,528
     3,500 SouthTrust Corp.................      88,445
     5,880 U.S. Bancorp....................     122,598
     6,400 Wachovia Corp...................     212,672
     4,700 Wells Fargo & Co.+..............     220,430
                                            -----------
                                              1,392,809
                                            -----------

Beverages -- 1.5%
     3,400 Anheuser-Busch Co. Inc..........     172,890
     8,140 PepsiCo, Inc....................     411,070
                                            -----------
                                                583,960
                                            -----------

Biotechnology -- 0.8%
     4,100 Amgen Inc.++....................     237,718
     1,800 Genentech, Inc.++...............      84,960
                                            -----------
                                                322,678
                                            -----------

Building Material -- 0.5%
     1,700 American Standard++.............     111,010
     3,300 Masco Corp......................      92,631
                                            -----------
                                                203,641
                                            -----------

Chemicals -- 0.6%
     3,100 Air Products and Chemicals, Inc.     150,350
     2,500 Rohm and Haas Co................      96,025
                                            -----------
                                                246,375
                                            -----------

Computers -- 3.1%
    12,300 Dell Computer Corp.+++..........     303,687
     3,300 Electronic Data Systems Corp....     194,799
     6,200 EMC Corp.++.....................      67,580
     5,500 IBM Corp.+......................     539,660
     3,000 Lexmark International, Inc.++...     149,130
                                            -----------
                                              1,254,856
                                            -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Balanced Investments
-------------------------------------------------------------------

  Shares                    Security                      Value
------------------------------------------------------------------

Cosmetics and Personal Care -- 2.1%
     2,800 Avon Products, Inc......................... $   144,732
     1,900 The Estee Lauder Cos. Inc..................      59,280
     2,300 Kimberly-Clark Corp........................     143,980
     5,800 The Procter & Gamble Co.+..................     491,782
                                                       -----------
                                                           839,774
                                                       -----------

Distribution and Wholesale -- 0.2%
     2,000 Tech Data Corp.+++.........................      91,600
                                                       -----------

Electric -- 1.2%
     3,300 Exelon Corp................................     162,624
     3,300 FirstEnergy Corp...........................     120,780
     2,900 PPL Corp.+.................................      94,569
     2,200 Public Service Enterprise Group Inc........      92,774
                                                       -----------
                                                           470,747
                                                       -----------

Electronics -- 0.9%
     2,200 Celestica Inc.+++..........................      72,380
     2,200 Johnson Controls, Inc......................     195,272
     2,500 Vishay Intertechnology, Inc.++.............      44,275
     2,100 Waters Corp.++.............................      65,625
                                                       -----------
                                                           377,552
                                                       -----------

Financial Services - Diversified -- 3.0%
     5,800 Fannie Mae+................................     453,850
     1,300 Freddie Mac................................      82,862
     1,300 The Goldman Sachs Group, Inc.+.............     105,222
     1,800 Lehman Brothers Holdings Inc...............     101,700
     8,400 MBNA Corp..................................     291,312
     2,300 Merrill Lynch & Co., Inc...................     110,285
     1,400 Morgan Stanley Dean Witter & Co............      68,768
                                                       -----------
                                                         1,213,999
                                                       -----------

Food -- 1.0%
     5,030 Archer-Daniels-Midland Co..................      69,665
     1,300 Hershey Foods Corp.........................      91,845
     3,600 Kraft Foods Inc............................     140,760
     1,800 W.M. Wrigley Jr. Co........................     100,872
                                                       -----------
                                                           403,142
                                                       -----------

Household Products/Wares -- 0.4%
     1,800 Fortune Brands, Inc........................      81,900
     2,800 Newell Rubbermaid Inc......................      87,164
                                                       -----------
                                                           169,064
                                                       -----------

Insurance -- 2.9%
     2,200 Ambac Financial Group, Inc.................     136,510
     7,268 American International Group, Inc..........     537,614
     2,400 The Hartford Financial Services Group, Inc.     160,800
     1,600 Jefferson-Pilot Corp.......................      80,912


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Balanced Investments
--------------------------------------------------------------

  Shares                  Security                   Value
-------------------------------------------------------------

Insurance -- 2.9% (continued)
     3,700 John Hancock Financial Services, Inc.+ $   142,117
     1,600 MGIC Investment Corp..................     107,392
                                                  -----------
                                                    1,165,345
                                                  -----------

Internet -- 0.2%
     2,800 Network Associates, Inc.++............      66,416
                                                  -----------

Machinery -- 0.4%
     3,000 Caterpillar Inc.+.....................     166,530
                                                  -----------

Manufacturing - Diversified -- 3.5%
    27,700 General Electric Co...................   1,066,450
     1,100 Minnesota Mining and Manufacturing Co.     129,723
       800 SPX Corp.+++..........................     101,208
     4,000 Tyco International Ltd.+..............     116,400
                                                  -----------
                                                    1,413,781
                                                  -----------

Media -- 2.3%
    16,950 AOL Time Warner Inc.++................     420,360
     4,000 Comcast Corp.+++......................     135,480
     1,400 The McGraw-Hill Cos., Inc.............      92,120
     5,957 Viacom Inc.+++........................     277,298
                                                  -----------
                                                      925,258
                                                  -----------

Medical -- 8.9%
     5,800 Abbott Laboratories...................     327,990
     6,200 American Home Products Corp...........     394,010
     3,900 Amerisource Bergen Corp...............     264,030
     3,100 Baxter International Inc..............     171,988
     3,700 Bristol-Myers Squibb Co...............     173,900
     2,300 Eli Lilly and Co......................     174,179
     1,400 Forest Laboratories, Inc.++...........     111,328
     3,066 King Pharmaceuticals, Inc.++..........      95,230
     2,800 Medtronic, Inc........................     124,712
     2,100 Novartis AG++.........................      79,716
    22,625 Pfizer Inc............................     926,720
     6,800 Pharmacia Corp........................     279,140
     2,300 Quest Diagnostics Inc.+++.............     163,093
     2,200 Tenet Healthcare Corp.++..............     127,050
     2,400 UnitedHealth Group Inc................     173,976
                                                  -----------
                                                    3,587,062
                                                  -----------

Mining -- 0.4%
     3,900 Alcoa Inc.+...........................     146,523
                                                  -----------

Oil and Gas Producers -- 4.5%
     2,500 Anadarko Petroleum Corp...............     130,250
     1,600 BP PLC ADR+...........................      79,280
     2,619 ChevronTexaco Corp....................     221,148
     2,800 Conoco Inc............................      77,448
    18,700 Exxon Mobil Corp.+....................     772,310
     1,900 Kerr-McGee Corp.+.....................     105,051
     5,400 Noble Drilling Corp.++................     190,242


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)



Balanced Investments
---------------------------------------------------------

  Shares               Security                 Value
--------------------------------------------------------

Oil and Gas Producers -- 4.5% (continued)
     3,000 Phillips Petroleum Co............ $   177,330
     1,800 Valero Energy Corp.+.............      77,094
                                             -----------
                                               1,830,153
                                             -----------

Paper -- 0.6%
     3,100 International Paper Co...........     135,625
     3,501 MeadWestvaco Corp................     121,625
                                             -----------
                                                 257,250
                                             -----------

Pipelines -- 0.6%
     5,691 El Paso Corp.+...................     222,404
                                             -----------

Real Estate Investment Trusts -- 0.1%
     2,000 Equity Office Properties Trust...      57,400
                                             -----------

Retail -- 6.2%
     1,600 AutoZone, Inc.++.................     106,176
     3,100 Best Buy Co., Inc.+++............     208,940
     1,400 BJ's Wholesale Club, Inc.+++.....      57,610
     4,400 Costco Wholesale Corp.++.........     181,544
     6,100 The Home Depot, Inc..............     305,000
     3,300 Kohl's Corp.++...................     223,311
     5,100 Lowe's Cos., Inc.................     230,775
     2,600 Sears, Roebuck and Co.+..........     136,708
     6,200 Target Corp......................     259,780
    13,000 Wal-Mart Stores, Inc.+...........     806,130
                                             -----------
                                               2,515,974
                                             -----------

Savings and Loans -- 1.0%
     3,880 Charter One Financial, Inc.......     118,185
     9,200 Washington Mutual, Inc...........     299,276
                                             -----------
                                                 417,461
                                             -----------

Semiconductors -- 2.4%
     1,400 Altera Corp.++...................      26,698
     2,700 Analog Devices, Inc.++...........     100,467
    20,900 Intel Corp.......................     596,695
     1,900 Linear Technology Corp...........      69,977
     2,500 Maxim Integrated Products, Inc.++     114,400
     2,000 Semtech Corp.+++.................      60,360
                                             -----------
                                                 968,597
                                             -----------

Software -- 3.5%
     2,600 First Data Corp.+................     211,952
     2,000 Intuit Inc.++....................      75,780
    16,300 Microsoft Corp.++................     950,942
     9,400 Oracle Corp.+++..................     156,228
                                             -----------
                                               1,394,902
                                             -----------

Telecommunications -- 4.7%
     3,000 Amdocs Ltd.+++...................      84,750
     7,106 BellSouth Corp...................     275,429


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)



Balanced Investments
-----------------------------------------------------------------------------------------------------------

  Shares                                              Security                                     Value
-----------------------------------------------------------------------------------------------------------

Telecommunications -- 4.7% (continued)
     21,200           Cisco Systems, Inc.+++................................................... $   302,524
      3,000           Harris Corp.+............................................................     102,750
      4,900           Nokia Oyj+++.............................................................     101,773
      2,900           QUALCOMM Inc.++..........................................................      96,425
     11,127           SBC Communications Inc...................................................     421,046
      3,000           Telefonos de Mexico S.A. de C.V. ADR, Class A Shares.....................     114,870
      8,500           Verizon Communications Inc...............................................     397,800
                                                                                                -----------
                                                                                                  1,897,367
                                                                                                -----------

Tobacco -- 1.2%
      9,300           Philip Morris Co.........................................................     489,738
                                                                                                -----------

Transportation -- 0.9%
      1,900           Canadian National Railway Co.............................................      95,266
      5,200           Norfolk Southern Corp.+..................................................     123,708
      2,100           United Parcel Service, Inc...............................................     123,774
                                                                                                -----------
                                                                                                    342,748
                                                                                                -----------
                      TOTAL COMMON STOCK
                      (Cost -- $25,760,907)....................................................  26,349,127
                                                                                                -----------
PREFERRED STOCK -- 0.3%

Telecommunication Services -- 0.3%
        110           Centaur Funding Corp., 9.080% Exchangeable 4/21/20 (a) (Cost -- $114,490)     125,400
                                                                                                -----------

   Face
  Amount
-----------
U.S. TREASURY OBLIGATIONS -- 2.2%
                      U.S. Treasury Notes:
$   560,000             5.750% due 8/15/03.....................................................     585,306
     10,000             5.000% due 8/15/11.....................................................      10,068
    160,000             8.875% due 2/15/19.....................................................     217,906
     60,000             6.625% due 2/15/27.....................................................      67,954
                                                                                                -----------
                      TOTAL U.S. TREASURY OBLIGATIONS
                      (Cost -- $863,824).......................................................     881,234
                                                                                                -----------

   Face
  Amount    Rating(b)
----------- ---------
CORPORATE BONDS AND NOTES -- 9.3%

Aerospace -- 0.2%
     45,000   BBB-    Lockheed Martin Corp., Bonds, 8.500% due 12/1/29.........................      55,238
     20,000   A+      United Technologies Corp., Debentures, 7.500% due 9/15/29................      22,375
                                                                                                -----------
                                                                                                     77,613
                                                                                                -----------

Airlines -- 0.3%
                      Continental Airlines Inc., Pass-Through Certificates:
     26,969   AA        6.545% due 2/2/19......................................................      25,295
     18,103   AA-       7.256% due 3/15/20.....................................................      17,400
     50,000   AAA     Delta Air Lines Inc., Pass-Through Certificates, 7.111% due 9/18/11......      51,536
     10,000   A       Southwest Airlines Co., Notes, 6.500% due 3/1/12.........................      10,004
                                                                                                -----------
                                                                                                    104,235
                                                                                                -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Balanced Investments
------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(b)                            Security                                Value
------------------------------------------------------------------------------------------------

Auto Manufacturers -- 0.5%
                     DaimlerChrysler N.A. Holding Corp., Company Guaranteed:
$   55,000   BBB+      6.900% due 9/1/04............................................ $    57,475
   100,000   BBB+      7.300% due 1/15/12 (c).......................................     103,250
    35,000   BBB+    Ford Motor Co., Notes, 7.450% due 7/16/31......................      33,644
                                                                                     -----------
                                                                                         194,369
                                                                                     -----------

Banking -- 0.8%
                     Bank One Corp.:
    35,000   A         Notes, 7.625% due 8/1/05.....................................      38,150
    20,000   A-        Sub. Notes, 5.900% due 11/15/11..............................      19,850
    80,000   BBB     Bank United Corp., Sub. Notes, 8.875% due 5/1/07...............      92,100
    30,000   BBB+    First Union Capital II, Company Guaranteed, 7.950% due 11/15/29      31,613
                     First Union Institutional Capital I:
    40,000   BBB+      Bonds, 8.040% due 12/1/26....................................      43,450
    20,000   A         Sr. Notes, 7.550% due 8/18/05................................      20,450
    25,000   A       FleetBoston Financial Corp., Notes, 7.250% due 9/15/05.........      26,875
    25,000   BBB+    Korea Development Bank, Notes, 5.250% due 11/16/06.............      24,940
    25,000   A-      Royal Bank of Scotland Group PLC, Bonds, 7.648% Perpetual......      26,719
                                                                                     -----------
                                                                                         324,147
                                                                                     -----------

Beverages -- 0.1%
    30,000   A+      Coca-Cola Co., Notes, 4.000% due 6/1/05........................      29,925
                                                                                     -----------

Chemicals -- 0.1%
    35,000   A-      Rohm & Haas Co., Debentures, 7.850% due 7/15/29................      39,419
                                                                                     -----------

Diversified Financial Services -- 2.1%
    60,000   A       BNP US Funding LLC, Bonds, 7.738% due 12/31/49 (a).............      64,575
    20,000   A+      Boeing Capital Corp., Notes, 6.500% due 2/15/12................      20,450
    30,000   BBB+    Countrywide Capital III, Company Guaranteed, 8.050% due 6/15/27      31,388
                     Countrywide Home Loans Inc.:
    65,000   A         Company Guaranteed, 6.250% due 4/15/09.......................      65,569
    30,000   A         Notes, 5.250% due 6/15/04....................................      30,713
    50,000   AA-     Credit Suisse First Boston USA Inc., Notes, 5.875% due 8/1/06..      51,750
    45,000   BBB+    Erac USA Finance Co., Notes, 7.350% due 6/15/08 (a)............      46,631
                     Ford Motor Credit Co., Notes:
    50,000   BBB+      6.875% due 2/1/06............................................      50,250
    95,000   BBB+      7.250% due 10/25/11..........................................      95,119
   120,000   BBB+    General Motors Acceptance Corp., Bonds, 8.000% due 11/1/31 (c).     126,750
                     Goldman Sachs Group Inc., Notes:
    20,000   A+        6.650% due 5/15/09...........................................      20,425
    30,000   A+        6.600% due 1/15/12...........................................      30,975
   105,000   A       Household Finance Corp., Notes, 6.375% due 10/15/11 (c)........     103,163
                     Morgan Stanley Dean Witter & Co., Unsubordinated:
    25,000   AA-       6.100% due 4/15/06...........................................      26,125
    20,000   AA-       6.750% due 4/15/11...........................................      20,900
    45,000   BBB+    Natexis Ambs Co. LLC, Bonds, 8.440% due 12/29/49 (a)...........      48,548
    20,000   A+      Verizon Global Funding Corp., Notes, 7.750% due 12/1/30........      22,425
                                                                                     -----------
                                                                                         855,756
                                                                                     -----------

Electric -- 0.3%
    50,000   A+      Duke Energy Corp., Notes, 6.250% due 1/15/12 (c)...............      51,188
    45,000   BBB     Powergen US Funding LLC, Notes, 4.500% due 10/15/04............      44,719


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Balanced Investments
---------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(b)                              Security                                 Value
---------------------------------------------------------------------------------------------------

Electric -- 0.3% (continued)
$   20,000   BBB     Progress Energy Inc., Sr. Notes, 7.750% due 3/1/31................ $    22,175
        23   BBB+    RGS (AEGCO) Funding Co., Debentures, 9.810% due 12/7/21...........          25
                                                                                        -----------
                                                                                            118,107
                                                                                        -----------

Food -- 0.1%
    20,000   BBB+    Ahold Finance USA Inc., Company Guaranteed, 6.875% due 5/1/29.....      19,725
    15,000   BBB-    Kroger Co., Company Guaranteed, 7.500% due 4/1/31.................      16,256
                     Tyson Foods Inc., Notes:
    15,000   BBB       7.250% due 10/1/06 (a)..........................................      15,694
    10,000   BBB       8.250% due 10/1/11 (a)..........................................      10,975
                                                                                        -----------
                                                                                             62,650
                                                                                        -----------

Forest Products and Paper -- 0.2%
    35,000   BBB-    Domtar Inc., Notes, 7.875% due 10/15/11 (d).......................      37,625
    55,000   BBB     International Paper Co., Notes, 6.750% due 9/1/11 (c).............      56,169
                                                                                        -----------
                                                                                             93,794
                                                                                        -----------

Healthcare Products and Services -- 0.1%
    25,000   BBB     Apogent Technologies Inc., Company Guaranteed, 8.000% due 4/1/11..      27,313
     5,000   BBB-    Columbia/HCA Inc., Notes, 7.000% due 7/1/07.......................       5,238
                                                                                        -----------
                                                                                             32,551
                                                                                        -----------

Household Products and Wares -- 0.1%
    35,000   BBB-    Dial Corp., Sr. Notes, 7.000% due 8/15/06.........................      35,788
                                                                                        -----------

Insurance -- 0.7%
    55,000   BBB     Ace Capital Trust II, Company Guaranteed, 9.700% due 4/1/30.......      65,038
                     Anthem Insurance Co., Inc.:
    55,000   BBB+      Notes, 9.125% due 4/12/10 (a)(c)................................      60,363
   135,000   BBB+      Sr. Notes, 9.000% due 4/1/27 (a)(c).............................     141,413
                                                                                        -----------
                                                                                            266,814
                                                                                        -----------

Lodging -- 0.1%
    20,000   BBB-    Harrah's Operating Co. Inc., Company Guaranteed, 7.125% due 6/1/07      20,550
     5,000   BBB+    Sabre Holdings Corp., Notes, 7.350% due 8/1/11....................       4,788
                                                                                        -----------
                                                                                             25,338
                                                                                        -----------

Media -- 0.2%
                     AOL Time Warner Inc.:
    20,000   BBB+      Bonds, 7.625% due 4/15/31.......................................      20,675
    15,000   BBB+      Notes, 6.750% due 4/15/11.......................................      15,319
    25,000   BBB     Comcast Cable Communications, Sr. Notes, 7.125% due 6/15/13.......      25,281
    30,000   BBB-    News America Holdings, Company Guaranteed, 9.250% due 2/1/13......      34,800
                                                                                        -----------
                                                                                             96,075
                                                                                        -----------

Oil and Gas Producers -- 0.4%
                     Devon Financing Corp. ULC, Company Guaranteed:
    20,000   BBB       6.875% due 9/30/11 (a)..........................................      20,100
    30,000   BBB       7.875% due 9/30/31 (a)..........................................      31,388
    15,000   BBB     Kerr-McGee Corp., Company Guaranteed, 7.875% due 9/15/31..........      16,313
                     Petroleum Geo-Services ASA, Sr. Notes:
    35,000   BBB-      7.125% due 3/30/28..............................................      22,094
    25,000   BBB-      8.150% due 7/15/29..............................................      16,281


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Balanced Investments
-----------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(b)                               Security                                  Value
-----------------------------------------------------------------------------------------------------

Oil and Gas Producers -- 0.4% (continued)
                     Phillips Petroleum Co., Notes:
$   15,000   BBB+      6.375% due 3/30/09................................................ $    15,619
    35,000   BBB+      8.750% due 5/25/10................................................      41,431
                                                                                          -----------
                                                                                              163,226
                                                                                          -----------

Pharmaceuticals -- 0.2%
    75,000   AAA     Bristol-Myers Squibb Co., Debentures, 6.875% due 8/1/2097...........      78,281
                                                                                          -----------

Pipelines -- 0.3%
    45,000   BBB-    CMS Panhandle Holding Co., Sr. Notes, 6.125% due 3/15/04 (c)........      46,013
    20,000   A-      Kinder Morgan Energy Partners L.P., Notes, 7.400% due 3/15/31.......      20,425
    55,000   BB+     KN Capital Trust III, Company Guaranteed, 7.630% due 4/15/28 (c)....      52,319
                                                                                          -----------
                                                                                              118,757
                                                                                          -----------

Real Estate -- 0.3%
                     EOP Operating L.P.:
    35,000   BBB+      Notes, 7.750% due 11/15/07........................................      37,931
    20,000   BBB+      Sr. Notes, 7.000% due 7/15/11.....................................      20,650
    45,000   A       Societe Generale Real Estate Co. LLC, Bonds, 7.640% due 12/29/49 (a)      47,306
                                                                                          -----------
                                                                                              105,887
                                                                                          -----------

Regional Authority -- 0.2%
                     Province of Quebec:
    45,000   A+        Debentures, 7.500% due 9/15/29....................................      51,750
    20,000   A+        Sr. Unsubordinated, 5.750% due 2/15/09............................      20,350
                                                                                          -----------
                                                                                               72,100
                                                                                          -----------

Retail -- 0.4%
    15,000   BBB+    Federated Department Stores, Sr. Notes, 6.625% due 4/1/11...........      15,131
   105,000   A+      May Department Stores Co., Debentures, 8.375% due 10/1/22 (c).......     110,250
    30,000   AA      Wal-Mart Stores Inc., Notes, 7.550% due 2/15/30.....................      35,063
                                                                                          -----------
                                                                                              160,444
                                                                                          -----------

Sovereign -- 0.6%
   190,000   AAA     Fannie Mae, Notes, 6.625% due 11/15/10 (c)..........................     205,675
    30,000   BBB-    United Mexican States, Bonds, 8.300% due 8/15/31....................      30,998
                                                                                          -----------
                                                                                              236,673
                                                                                          -----------

Telecommunications -- 0.8%
    15,000   BBB+    AT&T Corp., Notes, 6.500% due 3/15/29...............................      12,844
                     AT&T Wireless Services Inc., Sr. Notes:
    15,000   BBB       7.875% due 3/1/11 (c).............................................      15,619
    50,000   BBB       8.750% due 3/1/31 (c).............................................      54,938
    10,000   BBB     Citizens Communications Co., Bonds, 9.000% due 8/15/31 (a)..........      10,550
    35,000   BBB     COX Communications Inc., Notes, 6.400% due 8/1/08...................      34,781
                     Sprint Capital Corp., Company Guaranteed:
    40,000   BBB+      5.700% due 11/15/03...............................................      37,900
    25,000   BBB+      6.875% due 11/15/28...............................................      20,875
    80,000   BBB+    TELUS Corp., Notes, 8.000% due 6/1/11 (c)...........................      84,900
                     WorldCom Inc.:
    25,000   BBB+      Bonds, 8.250% due 5/15/31.........................................      24,094
    45,000   BBB+      Sr. Notes, 6.400% due 8/15/05.....................................      43,425
                                                                                          -----------
                                                                                              339,926
                                                                                          -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Balanced Investments
-----------------------------------------------------------------------------------------------------------

   Face
  Amount   Rating(b)                                  Security                                     Value
-----------------------------------------------------------------------------------------------------------

Transportation -- 0.2%
                     Norfolk Southern Corp., Sr. Notes:
$   35,000   BBB       6.750% due 2/15/11...................................................... $    36,400
    20,000   BBB       7.250% due 2/15/31......................................................      21,050
                     Union Pacific Corp., Notes:
    35,000   BBB-      7.600% due 5/1/05.......................................................      37,888
     5,000   BBB-      6.125% due 1/15/12......................................................       5,000
                                                                                                -----------
                                                                                                    100,338
                                                                                                -----------
                     TOTAL CORPORATE BONDS AND NOTES
                     (Cost -- $3,652,362)......................................................   3,732,213
                                                                                                -----------

   Face
  Amount
-----------
ASSET-BACKED SECURITIES -- 2.3%
    55,000           AmeriCredit Automobile Receivables Trust, 4.610% due 1/12/09..............      54,863
    52,701           BAE Systems 2001 AT LLC, Pass-Through Certificates, 6.664% due 9/15/13 (a)      55,213
   104,194           Chase Funding Asset-Backed Certificates, 2.916% due 10/25/31 (c)..........     104,169
   240,000           Cityscape Home Equity Loan Trust, 7.650% due 9/25/25 (c)..................     252,590
    32,644           Delta Funding Home Equity Loan Trust, 7.462% due 9/15/29..................      34,698
   100,000           Discover Card Master Trust I, 2.030% due 12/18/06 (c).....................     100,243
    45,000           Residential Asset Mortgage Products Inc., 6.340% due 6/25/26..............      46,414
    65,065           Soundview Home Equity Loan Trust, 6.265% due 4/15/31......................      67,399
                     UCFC Home Equity Loan:
   155,000             6.760% due 11/15/23.....................................................     158,902
    56,374             6.845% due 1/15/29......................................................      59,163
                                                                                                -----------
                     TOTAL ASSET-BACKED SECURITIES
                     (Cost -- $914,518)........................................................     933,654
                                                                                                -----------
MORTGAGE-BACKED SECURITIES -- 10.2%

Federal Home Loan Mortgage Corporation (FHLMC) -- 1.4%
                     FHLMC:
   480,000             5.250% due 1/15/06......................................................     496,200
    82,116             6.000% due 5/1/31.......................................................      81,808
                                                                                                -----------
                                                                                                    578,008
                                                                                                -----------

Federal National Mortgage Association (FNMA) -- 7.0%
                     FNMA:
   175,000             6.000% due 6/1/13 (d)...................................................     177,077
   116,620             6.000% due 7/1/14.......................................................     118,516
   296,798             7.000% due 6/11/16......................................................     309,596
   451,728             6.500% due 9/1/24.......................................................     459,209
    21,012             6.500% due 5/1/28.......................................................      21,360
       281             7.000% due 10/1/28......................................................         290
   132,780             6.000% due 3/1/31.......................................................     132,198
    90,917             6.000% due 4/1/31.......................................................      90,519
   300,000             7.000% due 4/16/31 (d)..................................................     308,061
   192,691             6.000% due 7/1/31.......................................................     191,847
   241,756             6.500% due 7/1/31.......................................................     245,760
    89,335             6.500% due 8/1/31.......................................................      90,815
   262,594             6.500% due 11/1/31......................................................     266,943
   100,000             6.500% due 2/1/32.......................................................     101,656
   100,000             6.500% due 4/11/32 (d)..................................................     101,093
   200,000             7.000% due 4/16/32 (d)..................................................     208,062
                                                                                                -----------
                                                                                                  2,823,002
                                                                                                -----------


                      See Notes to Financial Statements.

Schedules of Investments
(unaudited) (continued)


Balanced Investments
-----------------------------------------------------------------------------------------------

   Face
  Amount                                   Security                                   Value
-----------------------------------------------------------------------------------------------

Government National Mortgage Association (GNMA) -- 1.8%
             GNMA:
$   33,324    7.500% due 1/15/28.................................................. $     35,074
   123,257    6.500% due 1/15/29..................................................      125,683
    39,909    7.500% due 4/15/29..................................................       41,954
   150,000    7.000% due 4/23/31 (d)..............................................      154,500
    99,629    7.000% due 8/15/31..................................................      103,099
   240,000    7.500% due 3/21/32 (d)..............................................      251,249
                                                                                   ------------
                                                                                        711,559
                                                                                   ------------
             TOTAL MORTGAGE-BACKED SECURITIES (Cost -- $4,038,116)................    4,112,569
                                                                                   ------------
             SUB-TOTAL INVESTMENTS
             (Cost -- $35,344,217)................................................   36,134,197
                                                                                   ------------
SHORT-TERM INVESTMENTS -- 10.3%
U.S. TREASURY BILLS -- 0.5%
   210,000   U.S. Treasury Bills, 0.000% due 3/28/02 (Cost -- $209,745)...........      209,745
                                                                                   ------------
REPURCHASE AGREEMENT -- 9.8%
 3,970,000   Morgan Stanley Dean Witter & Co., 1.830% due 3/1/02; Proceeds at
              maturity -- $3,970,202; (Fully collateralized by U.S. Treasury Notes and Bonds, 3.875% to 8.750% due 8/31/02 to 5/15/20; Market
              value -- $4,051,399) (Cost -- $3,970,000)...........................    3,970,000
                                                                                   ------------
             TOTAL SHORT-TERM INVESTMENTS
             (Cost -- $4,179,745).................................................    4,179,745
                                                                                   ------------
             TOTAL INVESTMENTS -- 100% (Cost -- $39,523,962**)....................  $40,313,942
                                                                                   ============

--------
 + All or a portion of this security is on loan (See Note 12).
 ++Non-income producing security.
(a)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(b)All ratings are by Standard & Poor's Ratings Service, except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc.
(c)All or a portion of this security is segregated for "to-be-announced" trades.
(d)All or a portion of this security is traded on a "to-be-announced" basis
   (See Note 10).
** Aggregate cost for Federal income tax purposes is substantially the same.

   See page 99 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.

Ratings and Security Descriptions
(unaudited)

Bond Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "C" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA       --  Bonds rated "AAA" have the highest rating assigned by Standard &
              Poor's. Capacity to pay interest and repay principal is
              extremely strong.
AA        --  Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A         --  Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic
              conditions than bonds in higher rated categories.
BBB       --  Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB, B,    --  Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded, on
CCC,          balance, as predominantly speculative with respect to the
CC and C      issuer's capacity to pay interest and repay principal in
              accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of
              speculation. While such bonds will likely have some quality and protective characteristics, these are outweighted by large uncertainties or major risk exposures to adverse conditions.
Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and3 the lowest rating within its generic category.
Aaa       --  Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa        --  Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in
              "Aaa" securities.
A         --  Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered
              adequate but elements may be present which suggest a
              susceptibility to impairment some time in the future.
Baa       --  Bonds rated "Baa" are considered to be medium grade obligations,
              i.e., they are neither highly protected nor poorly secured.
              Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time.
              Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba        --  Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the
              protection of interest and principal payments may be very
              moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B         --  Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
NR        --  Indicates that the bond is not rated by Standard & Poor's or
              Moody's.

Short-Term Security Ratings
VMIG 1    --  Moody's highest rating for issues having demand feature --
              variable-rate demand obligation ("VRDO").
P-1       --  Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
A-1       --  Standard & Poor's highest commercial paper and VRDO rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

Security Descriptions

AMBAC --  AMBAC Indemnity Corporation          MBIA --  Municipal Bond Investors Assurance Corporation
FGIC  --  Financial Guaranty Insurance Company PCR  --  Pollution Control Revenue
GO    --  General Obligation                   PSFG --  Permanent School Fund Guaranty
ISD   --  Independent School District          VRDN --  Variable Rate Demand Note

          Statements of Assets and Liabilities
          February 28, 2002 (unaudited)


                                                      Small
                                                  Capitalization
                                                   Value Equity
                                                   Investments
----------------------------------------------------------------
ASSETS:
 Investments, at cost............................  $545,026,422
 Short-term investments, at cost.................    31,858,840
 Foreign currency, at cost.......................            --
 Foreign currency segregated for futures
   contracts, at cost............................            --
                                                   ============
 Investments, at value...........................  $598,384,001
 Short-term investments, at value................    31,858,840
 Foreign currency, at value......................            --
 Foreign currency segregated for futures
   contracts, at value...........................            --
 Cash............................................       783,512
 Collateral for securities on loan (Note 12).....    26,325,875
 Receivable for securities sold..................     1,949,758
 Receivable for Fund shares sold.................       369,394
 Dividends and interest receivable...............       852,816
 Receivable from broker -- variation margin......            --
 Receivable for open forward foreign currency
   contracts (Note 7)............................            --
 Unrealized appreciation on open swap contracts
   (Note 13).....................................            --
 Receivable for open swap contracts (Note 13)....            --
                                                   ------------
 Total Assets....................................   660,524,196
                                                   ------------
LIABILITIES:
 Payable for securities on loan (Note 12)........    26,325,875
 Payable for securities purchased................       277,340
 Payable for open forward foreign currency
   contracts (Note 7)............................            --
 Management fees payable.........................       352,884
 Administration fees payable.....................        96,489
 Payable to broker -- variation margin...........        12,150
 Payable to bank.................................            --
 Unrealized depreciation on open swap contracts
   (Note 13).....................................            --
 Payable for open swap contracts (Note 13).......            --
 Accrued expenses................................       176,926
                                                   ------------
 Total Liabilities...............................    27,241,664
                                                   ------------
Total Net Assets.................................  $633,282,532
                                                   ============
NET ASSETS:
 Par value of shares of beneficial interest......  $     51,240
 Capital paid in excess of par value.............   552,553,480
 Undistributed (overdistributed) net investment
   income........................................     5,575,889
 Accumulated net realized gain (loss) on security
   transactions, futures contracts, options,
   foreign currencies and swap contracts.........    21,725,494
 Net unrealized appreciation (depreciation) of
   investments, futures contracts, foreign
   currencies and swap contracts.................    53,376,429
                                                   ------------
Total Net Assets.................................  $633,282,532
                                                   ============
Shares Outstanding...............................    51,240,206
                                                   ============
Net Asset Value..................................        $12.36
                                                   ============


100


                      See Notes to Financial Statements.

        Small                        Emerging
    Capitalization  International     Markets     International
        Growth         Equity         Equity      Fixed Income   Balanced
     Investments     Investments    Investments    Investments  Investments
    ------------------------------------------------------------------------
    $  680,117,402  $ 585,867,877  $ 214,010,769  $127,120,948  $35,344,217
        52,908,891     18,050,000     15,000,000            --    4,179,745
                --      3,097,895      1,007,781     4,390,181           --
                --         95,632             --            --           --
    ==============  =============  =============  ============  ===========
    $  654,542,682  $ 597,958,300  $ 237,249,028  $122,895,182  $36,134,197
        52,908,891     18,050,000     15,000,000            --    4,179,745
                --      3,088,086      1,001,767     4,503,209           --
                --         95,633             --            --           --
             2,021        368,520      3,091,618            --          541
        84,553,814     18,211,093     15,272,964    29,783,913    6,514,723
         2,072,260      7,722,886        347,769            --    2,052,845
           550,594        416,769        120,397       109,536        7,116
            74,258      1,195,078        474,452     2,558,707      130,008
                --             --         79,060            --           --
                --        735,804         79,956       606,183           --
                --             --        464,110            --           --
                --             --          3,254            --           --
    --------------  -------------  -------------  ------------  -----------
       794,704,520    647,842,169    273,184,375   160,456,730   49,019,175
    --------------  -------------  -------------  ------------  -----------
        84,553,814     18,211,093     15,272,964    29,783,913    6,514,723
         4,991,846      8,029,250        102,598     2,045,498    5,154,657
                --         23,750         62,742     1,814,847           --
           373,498        345,930        178,223        49,066        7,013
           105,635         94,216         38,668        19,626        5,644
            14,175          1,939             --            --           --
                --             --             --       470,410           --
                --             --        277,554            --           --
                --             --          5,862            --           --
           627,784        707,872        488,991       144,913       66,807
    --------------  -------------  -------------  ------------  -----------
        90,666,752     27,414,050     16,427,602    34,328,273   11,748,844
    --------------  -------------  -------------  ------------  -----------
    $  704,037,768  $ 620,428,119  $ 256,756,773  $126,128,457  $37,270,331
    ==============  =============  =============  ============  ===========
    $       61,750  $      80,904  $      43,911  $     18,779  $     4,379
     1,049,918,024    897,717,002    386,944,684   149,854,474   39,725,148
        (2,841,864)    (3,398,900)      (976,644)  (12,564,025)     346,086
      (317,528,497)  (286,692,656)  (152,759,494)   (5,841,960)  (3,595,262)
       (25,571,645)    12,721,769     23,504,316    (5,338,811)     789,980
    --------------  -------------  -------------  ------------  -----------
    $  704,037,768  $ 620,428,119  $ 256,756,773  $126,128,457  $37,270,331
    ==============  =============  =============  ============  ===========
        61,749,993     80,903,518     43,911,220    18,778,761    4,379,359
    ==============  =============  =============  ============  ===========
            $11.40          $7.67          $5.85         $6.72        $8.51
    ==============  =============  =============  ============  ===========


                                                                            101


                      See Notes to Financial Statements.

          Statements of Operations
          For the Six Months Ended February 28, 2002 (unaudited)


                                                                                                      Small
                                                                                                  Capitalization
                                                                                                   Value Equity
                                                                                                   Investments
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest.......................................................................................  $   362,694
  Dividends......................................................................................    6,059,594
  Less: Foreign withholding tax..................................................................       (4,199)
                                                                                                   -----------
  Total Investment Income........................................................................    6,418,089
                                                                                                   -----------
EXPENSES:
  Management fees (Note 2).......................................................................    2,140,023
  Administration fees (Note 2)...................................................................      598,274
  Shareholder and system servicing fees..........................................................      451,756
  Custody........................................................................................       71,746
  Shareholder communications.....................................................................       31,240
  Audit and legal................................................................................       15,336
  Registration fees..............................................................................       12,506
  Trustees' fees.................................................................................        7,973
  Pricing service fees...........................................................................           --
  Others.........................................................................................        4,987
                                                                                                   -----------
  Total Expenses.................................................................................    3,333,841
  Less: Management fee waivers (Note 2)..........................................................           --
                                                                                                   -----------
  Net Expenses...................................................................................    3,333,841
                                                                                                   -----------
Net Investment Income (Loss).....................................................................    3,084,248
                                                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS,
OPTIONS, FOREIGN CURRENCIES AND SWAP CONTRACTS (NOTES 3, 4, 5, 7 AND 13):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities).......................................   15,706,353
   Futures contracts.............................................................................      (94,249)
   Options written...............................................................................           --
   Foreign currency transactions.................................................................           --
   Swap contracts................................................................................           --
                                                                                                   -----------
  Net Realized Gain (Loss).......................................................................   15,612,104
                                                                                                   -----------
  Change in Net Unrealized Appreciation (Depreciation) (Note 1)..................................    2,816,736
                                                                                                   -----------
Net Gain (Loss) on Investments, Futures Contracts, Options, Foreign Currencies and Swap Contracts   18,428,840
                                                                                                   -----------
Increase (Decrease) in Net Assets From Operations................................................  $21,513,088
                                                                                                   ===========


102


                      See Notes to Financial Statements.

         Small                      Emerging     International
     Capitalization International    Markets         Fixed
         Growth        Equity        Equity         Income      Balanced
      Investments    Investments   Investments    Statements   Investments
     ----------------------------------------------------------------------
      $    926,729  $     194,126  $    195,511   $ 3,687,513  $   421,946
           503,331      2,579,676     1,809,425            --      151,050
              (985)      (256,700)     (190,791)       (1,168)        (521)
      ------------  -------------  ------------   -----------  -----------
         1,429,075      2,517,102     1,814,145     3,686,345      572,475
      ------------  -------------  ------------   -----------  -----------
         2,618,204      2,262,104     1,050,948       353,966      107,495
           697,200        650,241       233,544       141,600       36,958
           792,007        696,494       320,345       166,500       34,881
            81,323        423,179       348,345        49,600       11,878
            42,647         33,064        22,715        10,400          496
            15,372         15,373        15,357        15,100       14,876
            32,370         39,646        19,877        12,500        9,985
            10,389         12,397         3,491         2,750        1,496
                --         59,849        26,392         2,500        4,984
             5,984          7,494         2,498         1,970        1,499
      ------------  -------------  ------------   -----------  -----------
         4,295,496      4,199,841     2,043,512       756,886      224,548
                --             --            --            --      (40,371)
      ------------  -------------  ------------   -----------  -----------
         4,295,496      4,199,841     2,043,512       756,886      184,177
      ------------  -------------  ------------   -----------  -----------
        (2,866,421)    (1,682,739)     (229,367)    2,929,459      388,298
      ------------  -------------  ------------   -----------  -----------
       (91,908,133)  (124,997,556)  (22,531,951)   (1,635,144)  (1,233,075)
            56,049         65,567       393,069            --           --
                --     (1,152,444)           --            --           --
                --      1,363,867      (445,712)     (228,000)          --
                --             --       575,424            --           --
      ------------  -------------  ------------   -----------  -----------
       (91,852,084)  (124,720,566)  (22,009,170)   (1,863,144)  (1,233,075)
      ------------  -------------  ------------   -----------  -----------
        38,094,211     72,877,026    55,613,393    (7,263,825)     279,874
      ------------  -------------  ------------   -----------  -----------
       (53,757,873)   (51,843,540)   33,604,223    (9,126,969)    (953,201)
      ------------  -------------  ------------   -----------  -----------
      $(56,624,294) $ (53,526,279) $ 33,374,856   $(6,197,510) $  (564,903)
      ============  =============  ============   ===========  ===========



                                                                            103


                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended February 28, 2002 (unaudited)


                                                                         Small
                                                                     Capitalization
                                                                      Value Equity
                                                                      Investments
-----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...................................... $   3,084,248
  Net realized gain (loss)..........................................    15,612,104
  Change in net unrealized appreciation (depreciation)..............     2,816,736

                                                                     -------------
 Increase (Decrease) in Net Assets From Operations..................    21,513,088

                                                                     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................................    (9,548,920)
  Net realized gains................................................   (23,041,743)

                                                                     -------------
  Decrease in Net Assets From Distributions to Shareholders.........   (32,590,663)

                                                                     -------------
FUND SHARE TRANSACTIONS (NOTE 14):
  Net proceeds from sale of shares..................................   103,215,383
  Net asset value of shares issued for reinvestment of dividends....    32,057,520
  Cost of shares reacquired.........................................  (129,579,949)

                                                                     -------------
  Increase (Decrease) in Net Assets From Fund Share Transactions....     5,692,954

                                                                     -------------
Increase (Decrease) in Net Assets...................................    (5,384,621)
NET ASSETS:
  Beginning of period...............................................   638,667,153

                                                                     -------------
  End of period*.................................................... $ 633,282,532

                                                                     =============
* Includes undistributed (overdistributed) net investment income of:    $5,575,889

                                                                     =============


104


                      See Notes to Financial Statements.

        Small                       Emerging
    Capitalization  International    Markets     International
        Growth         Equity        Equity      Fixed Income    Balanced
     Investments     Investments   Investments    Investments   Investments
    ------------------------------------------------------------------------
     $  (2,866,421) $  (1,682,739) $   (229,367) $   2,929,459  $   388,298
       (91,852,084)  (124,720,566)  (22,009,170)    (1,863,144)  (1,233,075)
        38,094,211     72,877,026    55,613,393     (7,263,825)     279,874
    --------------  -------------  ------------  -------------  -----------
       (56,624,294)   (53,526,279)   33,374,856     (6,197,510)    (564,903)
    --------------  -------------  ------------  -------------  -----------
                --       (202,026)   (1,548,292)    (2,996,417)    (685,184)
                --             --            --             --           --
    --------------  -------------  ------------  -------------  -----------
                --       (202,026)   (1,548,292)    (2,996,417)    (685,184)
    --------------  -------------  ------------  -------------  -----------
       115,911,848    261,457,595    48,087,330      6,522,184    5,539,884
                --        197,801     1,532,110      2,902,505      682,676
      (107,251,117)  (336,636,119)  (70,771,975)   (33,872,892)  (6,764,499)
    --------------  -------------  ------------  -------------  -----------
         8,660,731    (74,980,723)  (21,152,535)   (24,448,203)    (541,939)
    --------------  -------------  ------------  -------------  -----------
       (47,963,563)  (128,709,028)   10,674,029    (33,642,130)  (1,792,026)
       752,001,331    749,137,147   246,082,744    159,770,587   39,062,357
    --------------  -------------  ------------  -------------  -----------
    $  704,037,768  $ 620,428,119  $256,756,773  $ 126,128,457  $37,270,331
    ==============  =============  ============  =============  ===========
       $(2,841,864)   $(3,398,900)    $(976,644)  $(12,564,025)    $346,086
    ==============  =============  ============  =============  ===========


                                                                            105


                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Year Ended August 31, 2001


                                                                         Small
                                                                     Capitalization
                                                                      Value Equity
                                                                      Investments
-----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)...................................... $  12,924,015
  Net realized gain (loss)..........................................    39,778,479
  Change in net unrealized appreciation (depreciation)..............    90,142,390
                                                                     -------------
  Increase (Decrease) in Net Assets From Operations.................   142,844,884
                                                                     -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.............................................    (9,951,901)
  Net realized gains................................................   (10,513,330)
  Capital...........................................................            --
                                                                     -------------
  Decrease in Net Assets From Distributions to Shareholders.........   (20,465,231)
                                                                     -------------
FUND SHARE TRANSACTIONS (NOTE 14):
  Net proceeds from sale of shares..................................   325,312,574
  Net asset value of shares issued for reinvestment of dividends....    20,169,877
  Cost of shares reacquired.........................................  (681,551,221)
                                                                     -------------
  Increase (Decrease) in Net Assets From Fund Share Transactions....  (336,068,770)
                                                                     -------------
Decrease in Net Assets..............................................  (213,689,117)
NET ASSETS:
  Beginning of year.................................................   852,356,270
                                                                     -------------
  End of year*...................................................... $ 638,667,153
                                                                     =============
* Includes undistributed (overdistributed) net investment income of:   $12,040,561
                                                                     =============


106


                      See Notes to Financial Statements.

      Small                          Emerging
  Capitalization   International      Markets     International
      Growth          Equity          Equity      Fixed Income    Balanced
   Investments      Investments     Investments    Investments   Investments
  ----------------------------------------------------------------------------
  $   (5,348,237) $     5,436,876  $   2,010,946  $   9,061,672  $  1,513,100
    (169,699,682)    (150,731,733)   (45,063,444)   (18,777,546)   (1,621,200)
    (318,338,255)    (242,504,710)   (56,600,559)    14,909,307    (6,064,868)
  --------------  ---------------  -------------  -------------  ------------
    (493,386,174)    (387,799,567)   (99,653,057)     5,193,433    (6,172,968)
  --------------  ---------------  -------------  -------------  ------------
              --       (5,310,394)            --        (15,586)   (1,408,034)
    (256,399,702)    (175,735,251)            --             --    (4,544,280)
              --               --             --     (9,216,137)           --
  --------------  ---------------  -------------  -------------  ------------
    (256,399,702)    (181,045,645)            --     (9,231,723)   (5,952,314)
  --------------  ---------------  -------------  -------------  ------------
     296,212,908      884,015,917    143,681,962     49,598,337    32,678,928
     253,119,170      178,396,250             --      9,001,569     5,920,634
    (619,601,371)  (1,313,457,758)  (103,012,353)  (130,357,036)  (46,221,750)
  --------------  ---------------  -------------  -------------  ------------
     (70,269,293)    (251,045,591)    40,669,609    (71,757,130)   (7,622,188)
  --------------  ---------------  -------------  -------------  ------------
    (820,055,169)    (819,890,803)   (58,983,448)   (75,795,420)  (19,747,470)
   1,572,056,500    1,569,027,950    305,066,192    235,566,007    58,809,827
  --------------  ---------------  -------------  -------------  ------------
  $  752,001,331  $   749,137,147  $ 246,082,744  $ 159,770,587  $ 39,062,357
  ==============  ===============  =============  =============  ============
         $24,557      $(4,028,574)      $998,947   $(10,302,113)     $650,266
  ==============  ===============  =============  =============  ============

                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)


1. Significant Accounting Policies

Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, International Fixed Income Investments and Balanced Investments ("Portfolios") are separate investment portfolios of the Consulting Group Capital Markets Funds ("Fund"). The Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund offers eleven other portfolios: Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, S&P 500 Index Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, High Yield Investments, Multi-Sector Fixed Income Investments, Government Money Investments and Multi-Strategy Market Neutral Investments. The financial statements and financial highlights for these other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted at mean between bid and asked prices; except for Government Money Investments, which values investments using the amortized cost method; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and asked prices; U.S. government agencies and obligations are valued at the mean between the bid and asked prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) each Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At August 31, 2001, reclassifications were made to the capital accounts of Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, International Fixed Income Investments and Balanced Investments to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, a portion of accumulated net realized gain amounting to $122,064,844 was reclassified to paid-in capital for International Equity Investments. In addition, a portion of overdistributed net investment income and accumulated net realized loss amounting to $5,638,834 and $110,319,096, respectively, was reclassified to paid-in capital for Small Capitalization Growth Investments. A portion of overdistributed net investment income amounting to $9,364,333 was reclassified to paid-in capital for International Fixed Income Investments. Net investment income, net realized gains and net assets were not affected by this adjustment; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, certain Portfolios may from time to time enter into futures contracts in order to hedge market risk. Also, certain Portfolios may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are

Notes to Financial Statements
(unaudited) (continued)


marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

In November 2000, the American Institute of Certified Public Accountants ("AICPA") issued a revised Audit and Accounting Guide for Investment Companies ("Guide"). This revised version is effective for financial statements issued for fiscal years beginning after December 15, 2000. The revised Guide requires the International Fixed Income Investments and Balanced Investments to amortize premium and accrete all discounts on all fixed-income securities. The Portfolios adopted this requirement effective September 1, 2001. This change does not effect the Portfolios' net asset value, but does change the classification of certain amounts in the statements of operations. For the six months ended February 28, 2002, interest income decreased by $171,795 and $12,025, net realized loss decreased by $121,036 and $14,031 and change in net unrealized appreciation (depreciation) of investments decreased by $50,759 and $2,006, for International Fixed Income Investments and Balanced Investments, respectively. In addition, the Portfolios recorded an adjustment to decrease the cost of securities and decrease accumulated undistributed net investment income of $112,619 and $7,294 for International Fixed Income Investments and Balanced Investments, respectively.

2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Fund has entered into an investment management agreement ("Management Agreement") with Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group ("Manager"), a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Fund. SBFM has entered into a sub-advisory agreement with each sub-adviser selected for the Portfolios (collectively, "Sub-Advisers").

Under the Management Agreement, each Portfolio pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of each Portfolio's average daily net assets. In addition, SBFM pays each Sub-Adviser, based on the rates applied to each respective Portfolio's average daily net assets on a monthly basis.

Indicated below for each Portfolio is the applicable maximum allowable management fee, actual management fee incurred, sub-advisory fee and the sub-adviser. The maximum allowable management fee represents the total amount that could be charged to the Portfolio while the actual management fee is what the Portfolio incurred during the reporting period. The actual management fee could fluctuate from year to year if sub-advisers are added or terminated in a particular Portfolio.

                                                                                         Actual      Maximum
                                                                                Sub-   Management   Allowable
                                                                               Adviser    Fee         Annual
Portfolio                                            Sub-Adviser                 Fee    Incurred  Management Fee
----------------------------------------------------------------------------------------------------------------
Small Capitalization Value Equity
  Investments                                                                             0.72%        0.80%
                                        NFJ Investment Group:
                                          on the first $450 million             0.50%
                                          on the amount over $450 million       0.45
                                        Mellon Capital Management Corp.         0.06
                                        Rutabaga Capital Management LLC         0.50
                                        Furman Selz Capital Management LLC      0.40
Small Capitalization Growth Investments                                                   0.75         0.80
                                        Wall Street Associates                  0.50
                                        Mellon Capital Management Corp.         0.06
                                        Westpeak Investment Advisors, L.P.      0.50
                                        Kern Capital Management LLC             0.50
                                        Westfield Capital Management Co., Inc.  0.50

Notes to Financial Statements
(unaudited) (continued)


                                                                                          Actual      Maximum
                                                                                 Sub-   Management   Allowable
                                                                                Adviser    Fee         Annual
Portfolio                                            Sub-Adviser                  Fee    Incurred  Management Fee
-----------------------------------------------------------------------------------------------------------------
International Equity Investments                                                           0.70%        0.70%
                                       Oechsle International Advisors, LLC       0.40%
                                       Zurich Scudder Investments, Inc.:
                                         on the first $300 million               0.45
                                         on the amount over $300 million         0.40
                                       SSgA Funds Management, Inc.               0.06
                                       Deutsche Asset Management, Inc.           0.50
                                       Brandywine Asset Management, Inc.:
                                         on the first $150 million               0.45
                                         on the amount over $150 million         0.25
Emerging Markets Equity Investments                                                        0.90         0.90
                                       Foreign & Colonial Emerging Markets Ltd.  0.60
                                       SSgA Funds Management, Inc.               0.60
                                       Baring Asset Management, Inc.             0.60
International Fixed Income Investments                                                     0.50         0.50
                                       Julius Baer Investment Management Inc.    0.25
Balanced Investments                                                                       0.58         0.60
                                       Laurel Capital Advisors, LLP              0.30
                                       Seix Investment Advisors, Inc.            0.25

In addition, the following changes were made:
  Emerging Markets Equity Investments:
   Baring Asset Management, Inc. was terminated, effective October 16, 2001. International Equity Investments:
   Zurich Scudder Investments, Inc. was terminated, effective October 23, 2001.

For the six months ended February 28, 2002, SBFM waived $40,371 of its management fee for Balanced Investments.

SBFM also acts as the Fund's administrator for which each Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets of each respective Portfolio. This fee is calculated daily and paid monthly.

Travelers Bank & Trust, fsb. ("TB&T"), formerly known as Citi Fiduciary Trust Company, another subsidiary of Citigroup, acts as the Portfolios' transfer agent. PFPC Global Fund Services ("PFPC") acts as the Portfolios' sub-transfer agent. TB&T receives account fees and asset-based fees that vary according to account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by TB&T. For the six months ended February 28, 2002, the Portfolios paid transfer agent fees totaling $1,456,297 to TB&T. The totals for each Portfolio were as follows:

                                                               Transfer Agent
   Portfolio                                                        Fees
   --------------------------------------------------------------------------
   Small Capitalization Value Equity Investments..............    $366,401
   Small Capitalization Growth Investments....................     370,006
   International Equity Investments...........................     351,493
   Emerging Markets Equity Investments........................     243,988
   International Fixed Income Investments.....................     123,227
   Balanced Investments.......................................       1,182

Notes to Financial Statements
(unaudited) (continued)



For the six months ended February 28, 2002, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH and its affiliates, received brokerage commissions of $92,189.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended February 28, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Portfolio                                                         Purchases      Sales
------------------------------------------------------------------------------------------
Small Capitalization Value Equity Investments..................  $178,901,434 $204,473,929
Small Capitalization Growth Investments........................   332,507,789  330,532,701
International Equity Investments...............................   502,272,359  575,831,406
Emerging Markets Equity Investments............................    65,459,860   85,984,008
International Fixed Income Investments.........................   174,462,979  197,783,281
Balanced Investments...........................................    34,786,898   36,361,504

At February 28, 2002, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                                             Net Unrealized
                                                                              Appreciation
Portfolio                                        Appreciation Depreciation   (Depreciation)
-------------------------------------------------------------------------------------------
Small Capitalization Value Equity Investments... $89,218,099  $ (35,860,520)  $ 53,357,579
Small Capitalization Growth Investments.........  90,060,518   (115,635,238)   (25,574,720)
International Equity Investments................  53,178,425    (41,088,002)    12,090,423
Emerging Markets Equity Investments.............  44,355,858    (21,117,599)    23,238,259
International Fixed Income Investments..........   1,038,613     (5,264,379)    (4,225,766)
Balanced Investments............................   1,977,041     (1,187,061)       789,980

4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

Notes to Financial Statements
(unaudited) (continued)



At February 28, 2002, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments and Emerging Markets Equity Investments had the following open futures contracts:

Small Capitalization Value Equity Investments

                                   # of                             Market    Unrealized
Purchased Contracts              Contracts Expiration Basis Value   Value        Gain
----------------------------------------------------------------------------------------
      Russell 2000..............     6        3/02    $1,389,500  $1,408,350   $18,850
                                                                               =======

Small Capitalization Growth Investments

                                   # of                             Market   Unrealized
Purchased Contracts              Contracts Expiration Basis Value   Value       Gain
----------------------------------------------------------------------------------------
Russell 2000....................     7        3/02    $1,640,000  $1,643,075   $ 3,075
                                                                               =======

International Equity Investments
                                   # of                             Market   Unrealized
Purchased Contracts              Contracts Expiration Basis Value   Value    Gain (Loss)
----------------------------------------------------------------------------------------
EURX DAX........................     1        3/02    $  107,628  $  109,033   $ 1,405
MTF CAC 40......................     2        3/02        78,200      77,331      (869)
NEW FTSE 100....................     2        3/02       146,476     144,270    (2,206)
TSE TOPIX.......................     1        3/02        75,815      75,546      (269)
                                                                               -------
Total...........................                                               $(1,939)
                                                                               =======

Emerging Markets Equity Investments

                                   # of                             Market    Unrealized
Purchased Contracts              Contracts Expiration Basis Value   Value        Gain
----------------------------------------------------------------------------------------
Taiwan MSCI.....................   134        3/02    $3,354,020  $3,433,080   $79,060
                                                                               =======

5. Option Contracts

Each Portfolio may from time to time enter into option contracts.

Premiums paid when put or call options are purchased by a Portfolio represent investments which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into closing sales transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At February 28, 2002, International Equity Investments did not hold any purchased call option contracts.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the cost of the security sold will be reduced by the premium originally received. When a written put option is exercised, the amount of the premium received will reduce the cost of the security which the Portfolio purchased upon exercise.

Notes to Financial Statements
(unaudited) (continued)


When written index options are exercised, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a call option is that the Portfolio gives up the opportunity to participate in any decrease in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

The written call option transactions for International Equity Investments which occurred during the six months ended February 28, 2002 were as follows:

                                                       Number of
International Equity Investments                       Contracts Premiums
---------------------------------------------------------------------------
Options written, outstanding at August 31, 2001.......     242   $  83,837
Options written.......................................   1,750     211,103
Options cancelled in closing purchase transactions....     (49)    (88,680)
Options expired.......................................  (1,943)   (206,260)
                                                        ------   ---------
Options written, outstanding at February 28, 2002.....      --   $       0
                                                        ======   =========

6. Foreign Securities

International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments invest in foreign securities which may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest and/or a dividend in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

7. Forward Foreign Currency Contracts

At February 28, 2002, International Equity Investments, Emerging Markets Equity Investments and International Fixed Income Investments had the following open forward foreign currency contracts. The Portfolios bear the market risk that arises from changes in foreign currency exchange rates. The unrealized gain
(loss) on the contracts reflected in the accompanying financial statements were as follows:

International Equity Investments

                   Local      Market   Settlement Unrealized
Foreign Currency  Currency    Value       Date    Gain (Loss)
---------------- ---------- ---------- ---------- -----------
To Buy:
 British Pound      707,309 $1,000,183  3/4/2002   $ (4,055)
  Euro              670,467    579,929  3/1/2002      1,517
  Euro              648,774    561,093  3/4/2002        942
  Japanese Yen   39,500,000    295,348 3/12/2002     (6,698)
  Japanese Yen   54,525,772    407,698 3/12/2002     (4,854)
  Japanese Yen   62,700,000    468,818 3/12/2002     (1,267)
  Swiss Franc       818,012    479,943  3/1/2002        142
  Swiss Franc       552,064    323,910  3/4/2002         24
                                                   --------
                                                    (14,249)
                                                   --------

Notes to Financial Statements
(unaudited) (continued)


International Equity Investments (continued)
                                                                                       Unrealized
Foreign Currency                     Local Currency    Market Value    Settlement Date Gain (Loss)
------------------------------------ --------------- ----------------- --------------- -----------
To Sell:
 British Pound                              189,074     $   267,412        3/1/2002     $     223
 Danish Krone                             2,665,457         310,246        3/1/2002          (633)
 Euro                                       678,758         587,101        3/1/2002        (1,536)
 Euro                                       862,108         745,691        3/1/2002        (1,261)
 Euro                                       412,271         356,553        3/4/2002          (598)
 Hong Kong Dollar                           923,850         118,452        3/1/2002             2
 Japanese Yen                            69,927,537         522,640        3/4/2002        (2,848)
 Japanese Yen                         1,574,042,000      11,769,365       3/12/2002       732,954
                                                                                        ---------
                                                                                          726,303
                                                                                        ---------
 Net Unrealized Gain on Open Forward
   Foreign Currency Contracts                                                           $ 712,054
                                                                                        =========

Emerging Markets Equity Investments
                                                                                       Unrealized
Foreign Currency                     Local Currency    Market Value    Settlement Date Gain (Loss)
------------------------------------ ---------------   ------------    --------------- -----------
To Sell:
 Brazilian Real                           2,828,000     $ 1,154,286       5/23/2002     $ (61,972)
 Hong Kong Dollar                        38,838,000       4,970,126       1/22/2003          (770)
 South Korean Won                     2,259,431,000       1,609,969       5/23/2002        79,956
                                                                                        ---------
Net Unrealized Gain on Open Forward
  Foreign Currency Contracts                                                            $  17,214
                                                                                        =========

International Fixed Income Investments
                                                                                       Unrealized
Forward Foreign Currency Contracts   Local Currency    Market Value    Settlement Date Gain (Loss)
------------------------------------ ---------------   ------------    --------------- -----------
To Buy:
 Euro                                     7,500,000     $ 6,467,218       5/13/2002     $  45,343
                                     --------------     -----------       ---------     ---------
To Sell:
 Euro                                     7,500,000       6,467,218       5/13/2002        20,282
 Japanese Yen                           879,000,000       6,570,697        3/7/2002       (28,230)
                                                                                        ---------
                                                                                           (7,948)
                                                                                        ---------
Forward Foreign Cross
Currency Contracts                             Market Value
------------------------------------ ---------------------------------
                                      British Pound        Euro
                                     --------------- -----------------
To Buy:
 British Pound vs. Euro              $    4,240,165     $ 4,194,122       3/12/2002        46,043
 British Pound vs. Euro                   7,632,297       7,651,873       3/12/2002       (19,576)

                                     Canadian Dollar       Euro
                                     --------------- -----------------
 Canadian Dollar vs. Euro                11,588,117      11,330,373       4/22/2002       257,744

                                          Euro       Australian Dollar
                                     --------------- -----------------
 Euro vs. Australian Dollar               9,597,055       9,775,508       4/17/2002      (178,453)

Notes to Financial Statements
(unaudited) (continued)


International Fixed Income Investments (continued)
Forward Foreign Cross                                                            Unrealized
Currency Contracts                      Market Value             Settlement Date Gain (Loss)
---------------------------- ----------------------------------- --------------- -----------

                                   Euro         British Pound
                             ---------------- ------------------
 Euro vs. British Pound        $ 4,231,483       $ 4,240,165        3/12/2002    $    (8,682)
 Euro vs. British Pound          7,647,110         7,632,297        3/12/2002         14,813

                                   Euro        Canadian Dollar
                             ---------------- ------------------
 Euro vs. Canadian Dollar        6,019,906         6,105,567        4/22/2002        (85,661)

                                   Euro          Japanese Yen
                             ---------------- ------------------
 Euro vs. Japanese Yen           3,836,770         3,909,527         3/7/2002        (72,757)
 Euro vs. Japanese Yen           3,926,600         3,931,953         3/7/2002         (5,353)
 Euro vs. Japanese Yen           6,511,377         6,443,618         3/7/2002         67,759

                                   Euro          Mexican Peso
                             ---------------- ------------------
 Euro vs. Mexican Peso             681,489           721,181        3/11/2002        (39,692)
 Euro vs. Mexican Peso           3,041,598         3,201,608        3/11/2002       (160,010)

                                   Euro         Swedish Krona
                             ---------------- ------------------
 Euro vs. Swedish Krona          1,388,333         1,397,739        5/22/2002         (9,406)
 Euro vs. Swedish Krona          2,603,856         2,624,326        5/22/2002        (20,470)

                                   Euro       South African Rand
                             ---------------- ------------------
 Euro vs. South African Rand       683,516           781,976        3/28/2002        (98,460)
 Euro vs. South African Rand       335,893           364,922        3/28/2002        (29,029)
 Euro vs. South African Rand       331,834           347,545        3/28/2002        (15,711)
 Euro vs. South African Rand       675,956           703,779        3/28/2002        (27,823)
 Euro vs. South African Rand       981,554           999,192        3/28/2002        (17,638)

                               Japanese Yen          Euro
                             ---------------- ------------------
 Japanese Yen vs. Euro          26,018,913        27,016,809         3/7/2002       (997,896)
 Japanese Yen vs. Euro           3,909,527         3,872,778         3/7/2002         36,749

                             Mexican New Peso        Euro
                             ---------------- ------------------
 Mexican New Peso vs. Euro         142,051           136,776        3/11/2002          5,275
 Mexican New Peso vs. Euro         284,102           271,950        3/11/2002         12,152
 Mexican New Peso vs. Euro       2,294,668         2,268,251        3/11/2002         26,417
 Mexican New Peso vs. Euro       1,201,969         1,189,484        3/11/2002         12,485

                              Swedish Krona          Euro
                             ---------------- ------------------
 Swedish Krona vs. Euro          1,397,739         1,375,411        5/22/2002         22,328
 Swedish Krona vs. Euro          2,624,326         2,585,533        5/22/2002         38,793
                                                                                 -----------
                                                                                  (1,246,059)
                                                                                 -----------
Net Unrealized Loss on Open
  Forward Foreign and Cross
  Currency Contracts                                                             $(1,208,664)
                                                                                 ===========

Notes to Financial Statements
(unaudited) (continued)



     International Fixed Income Investments (continued)

     Local Currency on Cross Currency Forwards      Buy           Sell
     ----------------------------------------- -------------- ------------
     British Pound vs. Euro                    $    3,000,000 $  4,851,190
     British Pound vs. Euro                         5,400,000    8,850,645
     Canadian Dollar vs. Euro                      18,600,000   13,128,640
     Euro vs. Australian Dollar                    11,117,808   19,000,000
     Euro vs. British Pound                         4,894,403    3,000,000
     Euro vs. British Pound                         8,845,136    5,400,000
     Euro vs. Canadian Dollar                       6,975,337    9,800,000
     Euro vs. Japanese Yen                          4,436,904  523,000,000
     Euro vs. Japanese Yen                          4,540,785  526,000,000
     Euro vs. Japanese Yen                          7,529,864  862,000,000
     Euro vs. Mexican New Peso                        788,220    6,600,000
     Euro vs. Mexican New Peso                      3,517,956   29,300,000
     Euro vs. Swedish Krona                         1,610,606   14,700,000
     Euro vs. Swedish Krona                         3,020,735   27,600,000
     Euro vs. South African Rand                      791,139    9,000,000
     Euro vs. South African Rand                      388,781    4,200,000
     Euro vs. South African Rand                      384,084    4,000,000
     Euro vs. South African Rand                      782,389    8,100,000
     Euro vs. South African Rand                    1,136,105   11,500,000
     Japanese Yen vs. Euro                      3,480,700,000   31,242,679
     Japanese Yen vs. Euro                        523,000,000    4,478,545
     Mexican New Peso vs. Euro                      1,300,000      158,197
     Mexican New Peso vs. Euro                      2,600,000      314,541
     Mexican New Peso vs. Euro                     21,000,000    2,623,491
     Mexican New Peso vs. Euro                     11,000,000    1,375,774
     Swedish Krona vs. Euro                        14,700,000    1,595,615
     Swedish Krona vs. Euro                        27,600,000    2,999,478

8. Repurchase Agreements

The Portfolios purchase (and their custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolios require continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

9. Capital Loss Carryforward

At August 31, 2001, Emerging Markets Equity Investments and International Fixed Income Investments had, for Federal income tax purposes, approximately the following unused capital loss carryforwards available to offset future capital gains expiring on August 31 of the years below:

Portfolio                                    Total           2007         2008         2009
----------------------------------------------------------------------------------------------
Emerging Markets Equity Investments...        $86,555,000 $83,792,000     $      -- $2,763,000
International Fixed Income Investments          6,061,000          --     1,461,000  4,600,000

To the extent that these capital carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

Notes to Financial Statements
(unaudited) (continued)



10. Securities Traded on a To -Be -Announced Basis

The Portfolios may trade securities on a "to-be-announced" ("TBA") basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities for which specific information is not yet known at the time of the trade, particularly the face amount and maturity date in GNMA transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund normally 15 to 45 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At February 28, 2002, Balanced Investments had TBA securities with a total cost of $1,198,696.

11. Short Sales of Securities

A short sale is a transaction in which a Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

At February 28, 2002, the Portfolios did not have any open short sale transactions.

12. Lending of Portfolio Securities

The Portfolios have an agreement with the custodian whereby the custodian may lend securities owned by the Portfolios to brokers, dealers and other financial organizations. Fees earned by the Portfolios on securities lending are recorded in interest income. Loans of securities by the Portfolios are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount equal to the current market value of the loaned securities, plus a margin depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account.

At February 28, 2002, the Portfolios listed below had securities on loan. The market value for the securities on loan was as follows:

           Portfolio                                        Value
           ---------------------------------------------------------
           Small Capitalization Value Equity Investments $21,972,326
           Small Capitalization Growth Investments......  79,244,584
           International Equity Investments.............  17,330,757
           Emerging Markets Equity Investments..........  14,003,985
           International Fixed Income Investments.......  28,059,795
           Balanced Investments.........................   6,311,066

At February 28, 2002, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, Emerging Markets Equity Investments, International Fixed Income Investments and Balanced Investments received cash collateral which was invested as follows:

Notes to Financial Statements
(unaudited) (continued)


Small Capitalization Value Equity Investments

      Security Description                                       Value
      -------------------------------------------------------------------
      Time Deposits:
        Caisse des Depots et Consignations, 1.88% due 3/1/02. $ 3,807,737
        Wells Fargo Securities Inc., 1.81% due 3/1/02........     124,713
      Floating Rate Notes:
        American Express Centurion, 3.60% due 8/16/02........   3,129,823
        Bear, Stearns & Co., 1.90% due 1/16/03...............     280,003
        First Union National Bank, 4.07% due 5/21/02.........   1,466,863
        Morgan Stanley Dean Witter & Co., 1.79% due 4/11/02..   1,354,367
      Repurchase Agreement:
        J.P. Morgan Chase & Co., 1.83% due 3/1/02............   5,093,366
      Tri-Party Repurchase Agreement:
        Goldman, Sachs & Co., 1.89% due 3/1/02...............  11,069,003
                                                              -----------
      Total.................................................. $26,325,875
                                                              ===========

Small Capitalization Growth Investments

       Security Description                                      Value
       ------------------------------------------------------------------
       Commercial Paper:
         American Home Products Corp.:
           1.88% due 4/8/02.................................. $   408,401
           1.88% due 4/9/02..................................     204,190
       Time Deposits:
         Caisse Despots et Consignations, 1.88% due 3/1/02...  12,081,962
         Wells Fargo Securities Inc., 1.81% due 3/1/02.......     863,054
       Floating Rate Notes:
         American Express Centurion:
           3.60% due 8/16/02.................................      35,604
           2.07% due 11/14/02................................   3,107,785
         Bear, Stearns & Co., 1.90% due 1/16/03..............   1,708,601
         First Union National Bank:
           4.05% due 5/17/02.................................     644,683
           4.05% due 5/21/02.................................   5,633,951
         Morgan Stanley Dean Witter & Co., 1.79% due 4/11/02.   8,582,335
       Repurchase Agreement:
         J.P. Morgan Securities, 1.83% due 3/1/02............  16,161,266
       Tri-Party Repurchase Agreement:
         Goldman, Sachs & Co., 1.89% due 3/1/02..............  35,121,982
                                                              -----------
       Total................................................. $84,553,814
                                                              ===========

       International Equity Investments

       Security Description                                      Value
       ------------------------------------------------------------------
       Time Deposits:
         Bank of America, London, 1.89% due 3/1/02........... $   735,518
         Bank of Austria, 1.89% due 3/1/02...................     735,518
         Bank of Scotland, London, 1.88% due 3/1/02..........     735,518
         Barclays Bank, London, 1.88% due 3/1/02.............     735,518
         Bcaintesabci, London, 1.89% due 3/1/02..............     735,518

Notes to Financial Statements
(unaudited) (continued)



International Equity Investments (continued)

Security Description                                                                                Value
-----------------------------------------------------------------------------------------------------------
Time Deposits (continued):
  Berliner Handels, London, 1.89% due 3/1/02................................................... $   735,518
  BNP, 1.88% due 3/1/02........................................................................     735,518
  Caja De Madrid, 1.89% due 3/1/02.............................................................     735,518
  DEN Norske Bank, 1.91% due 3/1/02............................................................     735,518
  European Bank Reconstruction and Development, London, 1.89% due 3/1/02.......................     735,518
  Hamburgische Landesbank, 1.88% due 3/1/02....................................................     735,517
  KBC, Brussels, 1.88% due 3/1/02..............................................................     735,517
  Landesbank Hessen Thuringen Dublin, 1.88% due 3/1/02.........................................     735,518
  Nordeutsche Landesbank London, 1.89% due 3/1/02..............................................     735,518
  Svenska Stockholm, 1.890% due 3/1/02.........................................................     735,518
Commercial Paper:
  General Electric Capital Corp., 1.90% due 3/1/02.............................................     735,479
  Old Line Funding, 1.90% due 3/1/02...........................................................     735,479
Money Market Fund:
  Federated Prime Value, 1.94% due 3/1/02......................................................     674,224
  Janus Institutional Money Market Fund, 1.90% due 3/1/02......................................     674,224
Repurchase Agreement:
  CS First Boston Corp., 1.91% due 3/1/02......................................................   4,344,466
                                                                                                -----------
Total.......................................................................................... $18,196,640
                                                                                                ===========

In addition to the above noted cash collateral, International Equity Investments held securities collateral with a market value of $14,453 as of February 28, 2002.

Emerging Markets Equity Investments

Security Description                                                                                Value
-----------------------------------------------------------------------------------------------------------
Commercial Paper:
  General Electric Capital Corp., 1.90% due 3/1/02............................................. $   610,801
  Old Line Funding, 1.90% due 3/1/02...........................................................     610,801
Time Deposits:
  Bank of America, London, 1.88% due 3/1/02....................................................     610,834
  Bank of Austria, 1.89% due 3/1/02............................................................     610,834
  Bank of Scotland, London, 1.88% due 3/1/02...................................................     610,834
  Barclays, London, 1.88% due 3/1/02...........................................................     610,834
  Bcaintesabci, London, 1.89% due 3/1/02.......................................................     610,834
  Berliner Handels, London, 1.89% due 3/1/02...................................................     610,834
  BNP Paribas, London, 1.88% due 3/1/02........................................................     610,834
  Caja De Madrid, 1.89% due 3/1/02.............................................................     610,834
  Den Norske Bank, 1.91% due 3/1/02............................................................     610,833
  European Bank Reconstruction & Development, London, 1.89% due 3/1/02.........................     610,833
  Hambrgische Landesbank, 1.88% due 3/1/02.....................................................     610,833
  KBC, Brussels, 1.88% due 3/1/02..............................................................     610,833
  Landesbank Hessen-Thuringen-Girozentrale Dublin, 1.88% due 3/1/02............................     610,833
  Nordeutsche Lendesbank, London, 1.89% due 3/1/02.............................................     610,833
  Svenska Stockholm, 1.89% due 3/1/02..........................................................     610,833

Notes to Financial Statements
(unaudited) (continued)


Emerging Markets Equity Investments (continued)

       Security Description                                      Value
       ------------------------------------------------------------------
       Money Market Funds:
         Federated Prime Value, 1.94% due 3/1/02............. $   559,931
         Janus Insititutional Money Market, 1.90% due 3/1/02.     559,931
       Repurchase Agreement:
         CS First Boston Corp., 1.91% due 3/1/02.............   3,607,997
                                                              -----------
       Total................................................. $15,111,964
                                                              ===========

In addition to the above noted cash collateral, Emerging Markets Equity Investments held securities collateral with a market value of $161,000 as of February 28, 2002.

International Fixed Income Investments

Security Description                                                         Value
--------------------------------------------------------------------------------------
Time Deposits:
  Bank of America, London, 1.89% due 3/1/02..............................  $ 1,203,881
  Bank of Austria, 1.89% due 3/1/02......................................    1,203,881
  Bank of Scotland, London, 1.88% due 3/1/02.............................    1,203,881
  Barclays Bank, London, 1.88% due 3/1/02................................    1,203,881
  Bcaintesabci, London, 1.89% due 3/1/02.................................    1,203,881
  Berliner Handels, London, 1.89% due 3/1/02.............................    1,203,881
  BNP, 1.88% due 3/1/02..................................................    1,203,881
  Caja De Madrid, 1.89% due 3/1/02.......................................    1,203,881
  DEN Norske Bank, 1.91% due 3/1/02......................................    1,203,881
  European Bank Reconstruction and Development, London, 1.89% due 3/1/02.    1,203,882
  Hamburgische Landesbank, 1.88% due 3/1/02..............................    1,203,882
  KBC, Brussels, 1.88% due 3/1/02........................................    1,203,882
  Landesbank Hessen Thuringen Dublin, 1.88% due 3/1/02...................    1,203,882
  Nordeutsche Landesbank London, 1.89% due 3/1/02........................    1,203,882
  Svenska Stockholm, 1.89% due 3/1/02....................................    1,203,882
Commercial Paper:
  General Electric Capital Corp., 1.90% due 3/1/02.......................    1,203,818
  Old Line Funding, 1.90% due 3/1/02.....................................    1,203,818
Money Market Funds:
  Federated Prime Value, 1.94% due 3/1/02................................    1,103,558
  Janus Institutional Money Market Fund, 1.90% due 3/1/02................    1,103,558
Repurchase Agreement:
  CS First Boston Corp., 1.91% due 3/1/02................................    7,110,940
                                                                          ------------
Total.................................................................... $ 29,783,913
                                                                          ============

Balanced Investments

Security Description                                    Value
----------------------------------------------------------------
Time Deposits:
  Caisse Despots et Consignations, 1.88% due 3/1/02. $   821,859
  Goldman, Sachs & Co., 1.89% due 3/1/02............   2,389,125
  Wells Fargo Securities Inc., 1.81% due 3/1/02.....      58,357
Floating Rate Notes:
  American Express, 2.07% due 11/14/02..............      89,414
  Bear, Stearns & Co.:
    1.96% due 1/15/03...............................     110,382
    1.90% due 1/16/03...............................     295,189

Notes to Financial Statements
(unaudited) (continued)


Balanced Investments (continued)

Security Description                                     Value
-----------------------------------------------------------------
Floating Rate Notes (continued):
  First Union National Banks:
    4.05% due 5/17/02................................. $  156,084
    4.07% due 5/21/02.................................  1,368,390
  Morgan Stanley Dean Witter & Co., 1.79% due 4/11/02.    126,575
Repurchase Agreement:
  J.P. Morgan Securities, 1.83% due 3/1/02............  1,099,348
                                                       ----------
Total................................................. $6,514,723
                                                       ==========

Income earned by the Portfolios from securities lending for the six months ended February 28, 2002 were as follows:

            Portfolio                                       Value
            --------------------------------------------------------
            Small Capitalization Value Equity Investments $   34,471
            Small Capitalization Growth Investments......    168,629
            International Equity Investments.............     73,789
            Emerging Markets Equity Investments..........      9,084
            International Fixed Income Investments.......     20,920
            Balanced Investments.........................      3,514

13. Swap Contracts

Emerging Markets Equity Investments has entered into index swap agreements and security price swap agreements with Merrill Lynch International and Morgan Stanley Dean Witter & Co. The Portfolio will record the difference between a predetermined fixed interest rate and the closing value on the MSCI India Index, MSCI Taiwan Index, MSCI Chile Index and Samsung Electronics Price. These differences are netted out in a cash settlement on the expiration date, with the Portfolio receiving or paying, as the case may be, only the net amount of the two differences. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. As of February 28, 2002, the Portfolio entered into the following index and security price swap agreements:

Swap Counterparty................................ Morgan Stanley Dean Witter & Co.
Effective Date................................... January 9, 2002
Notional Amount.................................. $1,000,000
Payments Made by the Portfolio................... Floating Factor (MSCI Mexico Price
                                                  Return Equity Index)
Payments Received by the Portfolio............... Floating Rate (Libor-2.5%)
Termination Date................................. January 14, 2003
Unrealized Appreciation as of February 28, 2002.. $39,275
                                                  =======

Swap Counterparty................................ Merrill Lynch International
Effective Date................................... August 6, 2001
Notional Amount.................................. $3,738,701
Payments Made by the Portfolio................... Floating Factor (MSCI Taiwan Price
                                                  Return Equity Index)
Payments Received by the Portfolio............... Floating Rate (Libor-3%)
Termination Date................................. August 6, 2002
Unrealized Depreciation as of February 28, 2002.. $(173,243)
                                                  ==========

Notes to Financial Statements
(unaudited) (continued)



Swap Counterparty................................ Morgan Stanley Dean Witter & Co.
Effective Date................................... June 29, 2001
Notional Amount.................................. $918,789
Payments Made by the Portfolio................... Floating Factor (MSCI Chile U.S. Dollar
                                                  Total Return Index)
Payments Received by the Portfolio............... Floating Rate (Libor-0.75%)
Termination Date................................. June 24, 2002
Unrealized Depreciation as of February 28, 2002.. $(53,005)
                                                  =========

Swap Counterparty................................ Morgan Stanley Dean Witter & Co.
Effective Date................................... June 27, 2001
Notional Amount.................................. $927,563
Payments Made by the Portfolio................... Floating Factor (MSCI Chile U.S. Dollar
                                                  Total Return Index)
Payments Received by the Portfolio............... Floating Rate (Libor-0.75%)
Termination Date................................. June 24, 2002
Unrealized Depreciation as of February 28, 2002.. $(51,306)
                                                  =========

Swap Counterparty................................ Merrill Lynch International
Effective Date................................... June 19, 2001
Notional Amount.................................. $3,047,721
Payments Made by the Portfolio................... Floating Factor (MSCI India U.S. Dollar
                                                  Total Return Index)
Payments Received by the Portfolio............... Floating Rate (Libor-1.5%)
Termination Date................................. June 14, 2002
Unrealized Appreciation as of February 28, 2002.. $271,910
                                                  ========

Swap Counterparty................................ Merrill Lynch International
Effective Date................................... June 19, 2001
Notional Amount.................................. $2,048,306
Payments Made by the Portfolio................... Floating Factor (MSCI India U.S. Dollar
                                                  Total Return Index)
Payments Received by the Portfolio............... Floating Rate (Libor-1.75%)
Termination Date................................. July 17, 2002
Unrealized Appreciation as of February 28, 2002.. $152,925
                                                  ========

At February 28, 2002, Emerging Markets Equity Investments had total unrealized appreciation of $186,556 from swap contracts.

Notes to Financial Statements
(unaudited) (continued)


14. Shares of Beneficial Interest

At February 28, 2002, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                              Six Months Ended    Year Ended
                                              February 28, 2002 August 31, 2001
                                              ----------------- ---------------
Small Capitalization Value Equity Investments
Shares sold..................................      8,694,200       29,776,122
Shares issued on reinvestment................      2,634,143        1,946,899
Shares reacquired............................    (11,037,987)     (60,277,196)
                                                 -----------     ------------
Net Increase (Decrease)......................        290,356      (28,554,175)
                                                 ===========     ============
Small Capitalization Growth Investments
Shares sold..................................      9,764,332       18,708,961
Shares issued on reinvestment................             --       18,054,149
Shares reacquired............................     (9,339,320)     (39,966,319)
                                                 -----------     ------------
Net Increase (Decrease)......................        425,012       (3,203,209)
                                                 ===========     ============
International Equity Investments
Shares sold..................................     33,889,112       94,225,660
Shares issued on reinvestment................         25,722       17,353,721
Shares reacquired............................    (43,737,156)    (137,064,891)
                                                 -----------     ------------
Net Decrease.................................     (9,822,322)     (25,485,510)
                                                 ===========     ============
Emerging Markets Equity Investments
Shares sold..................................      9,934,071       24,579,060
Shares issued on reinvestment................        291,831               --
Shares reacquired............................    (14,413,819)     (17,994,353)
                                                 -----------     ------------
Net Increase (Decrease)......................     (4,187,917)       6,584,707
                                                 ===========     ============
International Fixed Income Investments
Shares sold..................................        929,986        6,899,964
Shares issued on reinvestment................        416,413        1,276,877
Shares reacquired............................     (4,792,271)     (18,493,356)
                                                 -----------     ------------
Net Decrease.................................     (3,445,872)     (10,316,515)
                                                 ===========     ============
Balanced Investments
Shares sold..................................        646,572        3,433,454
Shares issued on reinvestment................         79,283          623,451
Shares reacquired............................       (783,727)      (4,879,937)
                                                 -----------     ------------
Net Decrease.................................        (57,872)        (823,032)
                                                 ===========     ============

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Small Capitalization Value
Equity Investments
----------------------------------------------------------------------------------------------
                                          2002(1)    2001(2)   2000    1999   1998(2)   1997
                                          ---------------------------------------------------
Net Asset Value, Beginning of Period..... $12.54     $10.72   $10.56  $11.11  $14.45   $11.11

                                          ------     ------   ------  ------  ------   ------
Income (Loss) From Operations:
 Net investment income...................   0.06       0.19     0.20    0.19    0.17     0.19
 Net realized and unrealized gain (loss).   0.41       1.90     0.30    1.28   (1.66)    4.22

                                          ------     ------   ------  ------  ------   ------
Total Income (Loss) From Operations......   0.47       2.09     0.50    1.47   (1.49)    4.41

                                          ------     ------   ------  ------  ------   ------
Less Distributions From:
 Net investment income...................  (0.19)     (0.13)   (0.16)  (0.20)  (0.13)   (0.19)
 Net realized gains......................  (0.46)     (0.14)   (0.18)  (1.82)  (1.72)   (0.88)

                                          ------     ------   ------  ------  ------   ------
Total Distributions......................  (0.65)     (0.27)   (0.34)  (2.02)  (1.85)   (1.07)

                                          ------     ------   ------  ------  ------   ------
Net Asset Value, End of Period........... $12.36     $12.54   $10.72  $10.56  $11.11   $14.45

                                          ======     ======   ======  ======  ======   ======
Total Return.............................   3.87%++   19.98%    5.09%  13.61% (12.84)%  42.40%
Net Assets, End of Period (millions).....   $633       $639     $852    $744    $740     $622
Ratios to Average Net Assets:
 Expenses................................   1.11%+     0.94%    0.91%   0.96%   0.94%    0.90%
 Net investment income...................   1.03+      1.70     2.12    1.70    1.45     1.62
Portfolio Turnover Rate..................     31%        63%      72%     53%     59%      53%

Small Capitalization Growth Investments
----------------------------------------------------------------------------------------------
                                          2002(1)    2001(2)  2000(2)  1999    1998     1997
                                          ---------------------------------------------------
Net Asset Value, Beginning of Period..... $12.26     $24.36   $17.93  $12.83  $18.29   $17.79

                                          ------     ------   ------  ------  ------   ------
Income (Loss) From Operations:
 Net investment loss.....................  (0.05)     (0.08)   (0.11)  (0.07)  (0.07)   (0.06)
 Net realized and unrealized gain (loss).  (0.81)     (7.71)    8.66    5.68   (4.23)    2.87

                                          ------     ------   ------  ------  ------   ------
Total Income (Loss) From Operations......  (0.86)     (7.79)    8.55    5.61   (4.30)    2.81

                                          ------     ------   ------  ------  ------   ------
Less Distributions From:
 Net realized gains......................     --      (4.31)   (2.12)  (0.51)  (1.16)   (2.31)

                                          ------     ------   ------  ------  ------   ------
Total Distributions......................     --      (4.31)   (2.12)  (0.51)  (1.16)   (2.31)

                                          ------     ------   ------  ------  ------   ------
Net Asset Value, End of Period........... $11.40     $12.26   $24.36  $17.93  $12.83   $18.29

                                          ======     ======   ======  ======  ======   ======
Total Return.............................  (7.01)%++ (34.21)%  50.57%  44.32% (25.10)%  17.53%
Net Assets, End of Period (millions).....   $704       $752   $1,572  $1,109    $859     $777
Ratios to Average Net Assets:
 Expenses................................   1.23%+     1.06%    0.98%   0.93%   1.01%    0.90%
 Net investment loss.....................  (0.82)+    (0.51)   (0.50)  (0.39)  (0.43)   (0.39)
Portfolio Turnover Rate..................     51%        80%     110%    108%     91%      81%

--------
(1)For the six months ended February 28, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 ++Total return is not annualized, as it may not be representative of total return for the year.
 + Annualized.

Financial Highlights
(continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Equity Investments
----------------------------------------------------------------------------------------------
                                          2002(1)(2)  2001(2)   2000    1999    1998    1997
                                          ----------------------------------------------------
Net Asset Value, Beginning of Period.....   $8.26     $13.50   $12.43  $10.69  $10.63  $10.49

                                            -----     ------   ------  ------  ------  ------
Income (Loss) From Operations:
 Net investment income (loss)............   (0.02)      0.05     0.14    0.09    0.14    0.09
 Net realized and unrealized gain (loss).   (0.57)     (3.59)    2.19    2.39    0.21    0.87

                                            -----     ------   ------  ------  ------  ------
Total Income (Loss) From Operations......   (0.59)     (3.54)    2.33    2.48    0.35    0.96

                                            -----     ------   ------  ------  ------  ------
Less Distributions From:
 Net investment income...................   (0.00)*    (0.05)   (0.11)  (0.15)  (0.17)  (0.12)
 Net realized gains......................      --      (1.65)   (1.15)  (0.59)  (0.12)  (0.70)

                                            -----     ------   ------  ------  ------  ------
Total Distributions......................   (0.00)*    (1.70)   (1.26)  (0.74)  (0.29)  (0.82)

                                            -----     ------   ------  ------  ------  ------
Net Asset Value, End of Period...........   $7.67      $8.26   $13.50  $12.43  $10.69  $10.63

                                            =====     ======   ======  ======  ======  ======
Total Return.............................   (7.11)%++ (28.67)%  19.17%  24.06%   3.53%   9.53%
Net Assets, End of Period (millions).....    $620       $749   $1,569  $1,385  $1,331  $1,136
Ratios to Average Net Assets:
 Expenses................................    1.29%+     1.03%    0.94%   0.82%   0.90%   0.97%
 Net investment income (loss)............   (0.52)+     0.49     0.54    0.90    1.23    0.70
Portfolio Turnover Rate..................      80%        64%      75%     45%     45%     32%

--------
(1)For the six months ended February 28, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of total return for the year.
 + Annualized.

Financial Highlights
(continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Emerging Markets Equity Investments
---------------------------------------------------------------------------------------------
                                          2002(1)(2) 2001(2)  2000(2) 1999(1)  1998    1997
                                          ---------------------------------------------------
Net Asset Value, Beginning of Period.....   $5.12     $7.35    $6.74   $4.37   $9.31   $8.50

                                            -----    ------    -----   -----  ------   -----
Income (Loss) From Operations:
 Net investment income (loss)............   (0.01)     0.05    (0.02)   0.05    0.06    0.04
 Net realized and unrealized gain (loss).    0.77     (2.28)    0.67    2.36   (4.44)   0.79

                                            -----    ------    -----   -----  ------   -----
Total Income (Loss) From Operations......    0.76     (2.23)    0.65    2.41   (4.38)   0.83

                                            -----    ------    -----   -----  ------   -----
Less Distributions From:
 Net investment income...................   (0.03)       --    (0.04)  (0.04)  (0.10)  (0.01)
 Net realized gains......................      --        --       --      --   (0.46)  (0.01)

                                            -----    ------    -----   -----  ------   -----
Total Distributions......................   (0.03)       --    (0.04)  (0.04)  (0.56)  (0.02)

                                            -----    ------    -----   -----  ------   -----
Net Asset Value, End of Period...........   $5.85     $5.12    $7.35   $6.74   $4.37   $9.31

                                            =====    ======    =====   =====  ======   =====
Total Return.............................   15.01%++ (30.34)%   9.62%  55.37% (49.49)%  9.88%
Net Assets, End of Period (millions).....    $257      $246     $305    $318    $231    $226
Ratios to Average Net Assets:
 Expenses................................    1.75%+    1.69%    1.66%   1.72%   1.69%   1.60%
 Net investment income (loss)............   (0.20)+    0.79    (0.24)   0.84    0.80    0.39
Portfolio Turnover Rate..................      30%       83%     110%    135%    139%    105%

--------
(1)For the six months ended February 28, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
 ++Total return is not annualized, as it may not be representative of total return for the year.
 + Annualized.

Financial Highlights
(continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

International Fixed Income Investments
---------------------------------------------------------------------------------------------------
                                             2002(1)(2)  2001(2)  2000(2)  1999(2)  1998   1997
                                             ---------------------------------------------------
Net Asset Value, Beginning of Period........   $7.19      $7.24    $8.10    $8.34   $8.21  $9.11
                                               -----      -----    -----    -----   -----  -----
Income (Loss) From Operations:
 Net investment income(3)...................    0.14       0.31     0.36     0.42    0.51   0.51
 Net realized and unrealized gain (loss)(3).   (0.46)     (0.05)   (0.84)   (0.24)   0.31  (0.62)
                                               -----      -----    -----    -----   -----  -----
Total Income (Loss) From Operations.........   (0.32)      0.26    (0.48)    0.18    0.82  (0.11)
                                               -----      -----    -----    -----   -----  -----
Less Distributions From:
 Net investment income......................   (0.15)     (0.00)*  (0.06)   (0.42)  (0.27) (0.55)
 Net realized gains.........................      --         --       --       --   (0.34) (0.24)
 Capital....................................      --      (0.31)   (0.32)   (0.00)* (0.08)    --
                                               -----      -----    -----    -----   -----  -----
Total Distributions                            (0.15)     (0.31)   (0.38)   (0.42)  (0.69) (0.79)
                                               -----      -----    -----    -----   -----  -----
Net Asset Value, End of Period..............   $6.72      $7.19    $7.24    $8.10   $8.34  $8.21
                                               =====      =====    =====    =====   =====  =====
Total Return................................   (4.50)%++   3.80%   (6.13)%   2.30%  10.45% (1.52)%
Net Assets, End of Period (millions)........    $126       $160     $236     $236    $192   $126
Ratios to Average Net Assets:
 Expenses(4)................................    1.07%+     0.94%    0.98%    0.94%   0.97%  0.99%
 Net investment income(3)...................    4.14+      4.26     4.70     4.85    5.39   5.87
Portfolio Turnover Rate.....................     127%       293%     225%     204%    211%   251%

--------
(1)For the six months ended February 28, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Without the adoption of the changes in the accounting method discussed in
   Note 1, those amounts would have been $0.15, $0.47 and 4.39% for net investment income, net realized and unrealized loss and the ratio of net investment income to average net assets, respectively. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(4)During the year ended August 31, 1997, the Portfolio earned credits from the custodian which reduced service fees incurred. If the credits are taken into consideration, the ratio of expenses to average net assets for International Fixed Income Investments would be 0.97%; prior year numbers have not been restated to reflect these numbers.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of total return for the year.
 + Annualized.

Financial Highlights
(continued)


For a share of beneficial interest outstanding throughout each year ended August 31, unless otherwise noted:

Balanced Investments
--------------------------------------------------------------------------------------------------------
                                             2002(1)(2)   2001(2)    2000     1999     1998      1997
                                             ----------------------------------------------------------
Net Asset Value, Beginning of Period........    $8.80      $11.18    $11.41   $10.87   $12.01    $10.00
                                              -------     -------   -------  -------  -------   -------
Income (Loss) From Operations:
 Net investment income(3)(4)................     0.09        0.30      0.30     0.25     0.26      0.27
 Net realized and unrealized gain (loss)(4).    (0.22)      (1.51)     1.19     1.74    (0.53)     2.27
                                              -------     -------   -------  -------  -------   -------
Total Income (Loss) From Operations.........    (0.13)      (1.21)     1.49     1.99    (0.27)     2.54
                                              -------     -------   -------  -------  -------   -------
Less Distributions From:
 Net investment income......................    (0.16)      (0.28)    (0.24)   (0.29)   (0.30)    (0.27)
 Net realized gains.........................       --       (0.89)    (1.48)   (1.16)   (0.57)    (0.26)
                                              -------     -------   -------  -------  -------   -------
Total Distributions.........................    (0.16)      (1.17)    (1.72)   (1.45)   (0.87)    (0.53)
                                              -------     -------   -------  -------  -------   -------
Net Asset Value, End of Period..............    $8.51       $8.80    $11.18   $11.41   $10.87    $12.01
                                              =======     =======   =======  =======  =======   =======
Total Return................................    (1.50)%++  (11.33)%   14.45%   18.78%   (2.85)%   26.05%
Net Assets, End of Period (000s)............  $37,270     $39,062   $58,810  $74,866  $68,470   $89,789
Ratios to Average Net Assets:
 Expenses(3)................................     1.00%+      1.00%     1.00%    0.85%    1.00%     1.00%
 Net investment income(4)...................     2.10+       3.06      2.60     1.77     1.92      2.49
Portfolio Turnover Rate.....................       96%        304%      303%     332%      57%       67%

--------
(1)For the six months ended February 28, 2002 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)Expense ratios and the per share decreases in net investment income before fee waivers and/or expense reimbursements were as follows:

                            Net Investment Income           Expense Ratios Without Waivers
                              Per Share Decrease                 and/or Reimbursements
                     -----------------------------------  ----------------------------------
Portfolio            2002(1) 2001  2000  1999 1998 1997   2002(1) 2001  2000  1999 1998 1997
---------            ------- ----- ----- ---- ---- -----  ------- ----  ----  ---- ---- ----
Balanced Investments  $0.01  $0.03 $0.02 N/A  N/A  $0.00*  1.22%+ 1.33% 1.16% N/A  N/A  1.02%

(4)Without the adoption of the changes in the accounting method discussed in
   Note 1, the ratio of net investment income to average net assets would have been 2.17%. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.
 * Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of total return for the year.
 + Annualized.

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